UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-3618

Metropolitan Series Fund, Inc.

(Exact name of registrant as specified in charter)

501 Boylston Street

Boston, Massachusetts 02116

(Address of Principal Executive Office)

JAMES L. LIPSCOMB, ESQ.

Executive Vice President & General Counsel

MetLife Group, Inc.

200 Park Avenue

New York, New York 10166-0188

(Name and address of agent for service)

Copy to:

THOMAS M. LENZ, ESQ.

MetLife Advisers, LLC

501 Boylston Street

Boston, Massachusetts 02116

Registrant’s telephone number, including area code: 617-578-3104

Date of fiscal year end: December 31

Date of reporting period: July 1, 2005 to September 30, 2005

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. §3507.

Item 1. Schedule of Investments.

The following is a copy of the unaudited schedules as of the close of the reporting period as set forth in §§ 210.12-12 – 12-14 of Regulation S-X [17 CFR 210.12-12 – 12.14]:

Metropolitan Series Fund, Inc. Schedule of Investments	September 30, 2005

Metropolitan Series Fund, Inc.

Table of Contents

Schedule of Investments as of September 30, 2005
MetLife Conservative Allocation Portfolio	MSF-1
MetLife Conservative to Moderate Allocation Portfolio	MSF-2
MetLife Moderate Allocation Portfolio	MSF-3
MetLife Moderate to Aggressive Allocation Portfolio	MSF-4
MetLife Aggressive Allocation Portfolio	MSF-5

BlackRock Investment Trust Portfolio	MSF-6
BlackRock Large Cap Value Portfolio	MSF-9
BlackRock Legacy Large Cap Growth Portfolio	MSF-12
Capital Guardian U.S. Equity Portfolio	MSF-14
Davis Venture Value Portfolio	MSF-17
FI Value Leaders Portfolio	MSF-19
Harris Oakmark Large Cap Value Portfolio	MSF-23
Jennison Growth Portfolio	MSF-25
MetLife Stock Index Portfolio	MSF-27
MFS Investors Trust Portfolio	MSF-34
T. Rowe Price Large Cap Growth Portfolio	MSF-36
Zenith Equity Portfolio	MSF-39

BlackRock Aggressive Growth Portfolio	MSF-40
FI Mid Cap Opportunities Portfolio	MSF-42
Harris Oakmark Focused Value Portfolio	MSF-45
MetLife Mid Cap Stock Index Portfolio	MSF-47
Neuberger Berman Partners Mid Cap Value Portfolio	MSF-53

BlackRock Strategic Value Portfolio	MSF-55
Franklin Templeton Small Cap Growth Portfolio	MSF-58
Loomis Sayles Small Cap Portfolio	MSF-61
Russell 2000® Index Portfolio	MSF-65
T. Rowe Price Small Cap Growth Portfolio	MSF-83

FI International Stock Portfolio	MSF-88
Morgan Stanley EAFE® Index Portfolio	MSF-92
Oppenheimer Global Equity Portfolio	MSF-102

BlackRock Diversified Portfolio	MSF-105
MFS Total Return Portfolio	MSF-113

BlackRock Bond Income Portfolio	MSF-123
Lehman Brothers® Aggregate Bond Index Portfolio	MSF-130
Salomon Brothers Strategic Bond Opportunities Portfolio	MSF-138
Salomon Brothers U.S. Government Portfolio	MSF-148

BlackRock Money Market Portfolio	MSF-150

Not all Portfolios are available under every product.

Refer to your prospectus for information on the Portfolios that are available.

Morgan Stanley sponsors the MSCI EAFE® Index, Lehman Brothers sponsors the Lehman Brothers® Aggregate Bond Index, Standard & Poor’s sponsors the S&P 500® Index and the S&P 400 MidCap Index, and Frank Russell Company sponsors the Russell 2000® Index (together referred to as the “index sponsors”). Direct investment in the indexes is not possible. The index sponsors do not sponsor, endorse, sell or promote any of the Metropolitan Series Fund, Inc’s (the “Fund’s”) Portfolios (the “Portfolios”) or make any representation regarding the advisability of investing in the Portfolios. The index sponsors have no responsibility for and do not participate in the management of the Portfolio assets or sale of the Portfolio shares. Each index and its associated service marks are the exclusive property of the respective index sponsors, and references thereto have been made with permission. The Metropolitan Series Fund, Inc. Statement of Additional Information contains a more detailed description of the limited relationship the index sponsors have with Metropolitan Life Insurance Company and the Fund.

Metropolitan Series Fund, Inc.

MetLife Conservative Allocation Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Mutual Funds—99.9% of Total Net Assets

Security Description	Shares	Value

Mutual Funds—99.9%
MIST—Harris Oakmark International Portfolio, (Class A)	12,064	$193,500
MIST—Lord Abbett Bond Debenture Portfolio, (Class A)	43,872	561,566
MIST—MET/AIM Mid Cap Equity Portfolio, (Class A)	6,227	93,534
MIST—MET/AIM Small Cap Growth Portfolio, (Class A)	6,881	94,068
MIST—PIMCO Total Return Portfolio, (Class A)	217,198	2,530,353
MIST—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	11,551	96,104
MSF—BlackRock Bond Income Portfolio, (Class A)	13,648	1,499,090
MSF—BlackRock Strategic Value Portfolio, (Class A)	5,056	93,629
MSF—Davis Venure Value Portfolio, (Class A)	6,386	190,177
MSF—FI International Stock Portfolio, (Class A)	15,455	195,969
MSF—Harris Oakmark Large Cap Value Portfolio, (Class A)	14,216	183,956
MSF—MetLife Stock Index Portfolio, (Class A)	8,679	282,507
MSF—Neuberger Berman Mid Cap Value Portfolio, (Class A)	4,599	95,613
MSF—Russell 2000 Index Portfolio, (Class A)	6,826	94,069
MSF—Salomon Brothers Strategic Bond Opportunities Portfolio, (Class A)	133,673	1,688,296
MSF—Salomon Brothers U.S. Government Portfolio, (Class A)	92,329	1,125,488
MSF—T. Rowe Price Large Cap Growth Portfolio, (Class A)	28,857	374,849

Total Mutual Funds (Identified Cost $9,363,806)		9,392,768

Total Investments—99.9% (Identified Cost $9,363,806) (a)		9,392,768
Other assets less liabilities		9,841

Total Net Assets—100%		$9,402,609

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $9,363,806 and the composition of unrealized appreciation and depreciation of investment securities was $36,518 and $7,556, respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-1

Metropolitan Series Fund, Inc.

MetLife Conservative to Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Mutual Funds—100.0%
MIST—Harris Oakmark International Portfolio, (Class A)	76,313	$1,224,059
MIST—Lord Abbett Bond Debenture Portfolio, (Class A)	138,701	1,775,379
MIST—MET/AIM Mid Cap Equity Portfolio, (Class A)	39,268	589,805
MIST—MET/AIM Small Cap Growth Portfolio, (Class A)	21,639	295,805
MIST—Neuberger Berman Real Estate Portfolio, (Class A)	21,393	294,796
MIST—PIMCO Total Return Portfolio, (Class A)	560,040	6,524,465
MIST—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	36,438	303,167
MSF—BlackRock Bond Income Portfolio, (Class A)	21,592	2,371,702
MSF—BlackRock Strategic Value Portfolio, (Class A)	15,924	294,910
MSF—Davis Venure Value Portfolio, (Class A)	40,326	1,200,903
MSF—FI International Stock Portfolio, (Class A)	98,011	1,242,778
MSF—Harris Oakmark Large Cap Value Portfolio, (Class A)	89,691	1,160,605
MSF—MetLife Stock Index Portfolio, (Class A)	63,872	2,079,042
MSF—Neuberger Berman Mid Cap Value Portfolio, (Class A)	43,490	904,166
MSF—Russell 2000 Index Portfolio, (Class A)	64,306	886,137
MSF—Salomon Brothers Strategic Bond Opportunities Portfolio, (Class A)	352,485	4,451,886
MSF—Salomon Brothers U.S. Government Portfolio, (Class A)	170,410	2,077,298
MSF—T. Rowe Price Large Cap Growth Portfolio, (Class A)	159,190	2,067,877

Total Mutual Funds (Identified Cost $29,461,766)		29,744,780

Total Investments—100.0% (Identified Cost $29,461,766) (a)		29,744,780
Other assets less liabilities		10,915

Total Net Assets—100%		$29,755,695

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $29,461,766 and the composition of unrealized appreciation and depreciation of investment securities was $306,177 and $23,163, respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-2

Metropolitan Series Fund, Inc.

MetLife Moderate Allocation Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Mutual Funds—100.0%
MIST—Harris Oakmark International Portfolio, (Class A)	239,409	$3,840,114
MIST—Lord Abbett Bond Debenture Portfolio, (Class A)	165,563	2,119,203
MIST—MET/AIM Mid Cap Equity Portfolio, (Class A)	140,352	2,108,087
MIST—MET/AIM Small Cap Growth Portfolio, (Class A)	77,219	1,055,577
MIST—Neuberger Berman Real Estate Portfolio, (Class A)	38,122	525,318
MIST—PIMCO Total Return Portfolio, (Class A)	820,920	9,563,713
MIST—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	130,360	1,084,592
MSF—BlackRock Strategic Value Portfolio, (Class A)	56,865	1,053,138
MSF—Davis Venure Value Portfolio, (Class A)	90,209	2,686,420
MSF—FI International Stock Portfolio, (Class A)	263,845	3,345,560
MSF—Harris Oakmark Large Cap Value Portfolio, (Class A)	200,295	2,591,823
MSF—MetLife Stock Index Portfolio, (Class A)	179,408	5,839,725
MSF—Neuberger Berman Mid Cap Value Portfolio, (Class A)	103,624	2,154,348
MSF—Russell 2000 Index Portfolio, (Class A)	114,673	1,580,194
MSF—Salomon Brothers Strategic Bond Opportunities Portfolio, (Class A)	505,164	6,380,226
MSF—Salomon Brothers U.S. Government Portfolio, (Class A)	130,820	1,594,697
MSF—T. Rowe Price Large Cap Growth Portfolio, (Class A)	446,926	5,805,575

Total Mutual Funds (Identified Cost $52,562,917)		53,328,310

Total Investments—100.0% (Identified Cost $52,562,917) (a)		53,328,310
Other assets less liabilities		11,239

Total Net Assets—100%		$53,339,549

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $52,562,917 and the composition of unrealized appreciation and depreciation of investment securities was $808,766 and $43,373, respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-3

Metropolitan Series Fund, Inc.

MetLife Moderate to Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Mutual Funds—100.0% of Total Net Assets

Security Description	Shares	Value

Mutual Funds—100.0%
MIST—Harris Oakmark International Portfolio, (Class A)	238,773	$3,829,911
MIST—Lord Abbett Bond Debenture Portfolio, (Class A)	64,212	821,917
MIST—MET/AIM Mid Cap Equity Portfolio, (Class A)	136,209	2,045,859
MIST—MET/AIM Small Cap Growth Portfolio, (Class A)	90,002	1,230,321
MIST—Neuberger Berman Real Estate Portfolio, (Class A)	59,311	817,300
MIST—PIMCO Total Return Portfolio, (Class A)	318,308	3,708,292
MIST—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	151,756	1,262,608
MSF—BlackRock Strategic Value Portfolio, (Class A)	66,261	1,227,147
MSF—Davis Venure Value Portfolio, (Class A)	83,981	2,500,961
MSF—FI International Stock Portfolio, (Class A)	272,833	3,459,527
MSF—Harris Oakmark Large Cap Value Portfolio, (Class A)	217,657	2,816,482
MSF—MetLife Stock Index Portfolio, (Class A)	189,901	6,181,263
MSF—Neuberger Berman Mid Cap Value Portfolio, (Class A)	120,717	2,509,709
MSF—Russell 2000 Index Portfolio, (Class A)	89,142	1,228,382
MSF—Salomon Brothers Strategic Bond Opportunities Portfolio, (Class A)	163,230	2,061,589
MSF—T. Rowe Price Large Cap Growth Portfolio, (Class A)	441,607	5,736,479

Total Mutual Funds (Identified Cost $40,655,097)		41,437,747

Total Investments—100.0% (Identified Cost $40,655,097) (a)		41,437,747
Other assets less liabilities		12,198

Total Net Assets—100%		$41,449,945

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $40,655,097 and the composition of unrealized appreciation and depreciation of investment securities was $829,406 and $46,756, respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-4

Metropolitan Series Fund, Inc.

MetLife Aggressive Allocation Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Mutual Funds—99.8% of Total Net Assets

Security Description	Shares	Value

Mutual Funds—100.0%
MIST—Harris Oakmark International Portfolio, (Class A)	25,134	$403,150
MIST—MET/AIM Mid Cap Equity Portfolio, (Class A)	15,485	232,585
MIST—MET/AIM Small Cap Growth Portfolio, (Class A)	8,538	116,718
MIST—Neuberger Berman Real Estate Portfolio, (Class A)	5,647	77,817
MIST—T. Rowe Price Mid Cap Growth Portfolio, (Class A)	14,382	119,655
MSF—BlackRock Strategic Value Portfolio, (Class A)	6,291	116,517
MSF—Davis Venure Value Portfolio, (Class A)	10,619	316,220
MSF—FI International Stock Portfolio, (Class A)	32,269	409,164
MSF—Harris Oakmark Large Cap Value Portfolio, (Class A)	23,611	305,527
MSF—MetLife Stock Index Portfolio, (Class A)	20,414	664,476
MSF—Neuberger Berman Mid Cap Value Portfolio, (Class A)	15,235	316,738
MSF—Russell 2000 Index Portfolio, (Class A)	14,107	194,391
MSF—T. Rowe Price Large Cap Growth Portfolio, (Class A)	50,908	661,297

Total Mutual Funds (Identified Cost $3,872,969)		3,934,255

Total Investments—99.8% (Identified Cost $3,872,969) (a)		3,934,255
Other assets less liabilities		9,760

Total Net Assets—100%		$3,944,015

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $3,872,969 and the composition of unrealized appreciation and depreciation of investment securities was $66,245 and $4,959, respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-5

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—98.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.7%
General Dynamics Corp.	168,600	$20,156,130
L-3 Communications Holdings, Inc.	213,300	16,865,631
Raytheon Co. (a)	309,500	11,767,190

		48,788,951

Automobiles—0.9%
Ford Motor Co. (a)	620,600	6,119,116
Harley-Davidson, Inc. (a)	223,400	10,821,496

		16,940,612

Beverages—2.2%
Coca-Cola Enterprises, Inc. (a)	10	195
Constellation Brands, Inc. (b)	354,600	9,219,600
PepsiCo, Inc.	349,700	19,831,487
The Pepsi Bottling Group, Inc. (a)	370,300	10,572,065

		39,623,347

Biotechnology—1.5%
Amgen, Inc. (b)	350,400	27,916,368

Capital Markets—2.5%
Franklin Resources, Inc.	133,400	11,200,264
Lehman Brothers Holdings, Inc.	178,300	20,768,384
The Bear Stearns Cos., Inc. (a)	122,900	13,488,275

		45,456,923

Chemicals—1.6%
Lyondell Chemical Co.	239,280	6,848,194
The Dow Chemical Co.	263,700	10,988,379
The Lubrizol Corp.	260,300	11,278,799

		29,115,372

Commercial Banks—7.0%
AmSouth Bancorp. (a)	388,900	9,823,614
Bank of America Corp.	946,300	39,839,230
Comerica, Inc.	231,400	13,629,460
KeyCorp. (a)	355,700	11,471,325
National City Corp.	486,100	16,255,184
U.S. Bancorp (a)	549,700	15,435,576
Wachovia Corp.	433,900	20,649,301

		127,103,690

Commercial Services & Supplies—0.9%
Acco Brands Corp.	7	198
Cendant Corp.	785,200	16,206,528

		16,206,726

Communications Equipment—2.6%
Cisco Systems, Inc. (b)	1,409,600	25,274,128
Motorola, Inc.	1,007,100	22,246,839

		47,520,967

Security Description	Shares	Value

Computers & Peripherals—2.9%
Hewlett-Packard Co.	663,800	$19,382,960
International Business Machines Corp.	416,100	33,379,542

		52,762,502

Consumer Finance—1.3%
American Express Co.	401,000	23,033,440

Diversified Financial Services—2.6%
CIT Group, Inc.	314,400	14,204,592
Citigroup, Inc.	725,500	33,024,760

		47,229,352

Diversified Telecommunication Services—1.6%
SBC Communications, Inc.	937,600	22,474,272
Verizon Communications, Inc.	207,100	6,770,099

		29,244,371

Electric Utilities—2.0%
FirstEnergy Corp.	251,600	13,113,392
PPL Corp.	698,500	22,582,505

		35,695,897

Energy Equipment & Services—1.7%
Nabors Industries, Ltd. (b)	139,600	10,027,468
Patterson-UTI Energy, Inc.	555,600	20,046,048

		30,073,516

Food & Staples Retailing—0.9%
The Kroger Co. (b)	441,900	9,098,721
Wal-Mart Stores, Inc.	146,500	6,419,630

		15,518,351

Food Products—1.0%
ConAgra Foods, Inc.	385,900	9,551,025
Tyson Foods, Inc. (Class A)	528,300	9,535,815

		19,086,840

Health Care Equipment & Supplies—1.7%
Bausch & Lomb, Inc. (a)	163,000	13,150,840
Becton, Dickinson & Co.	206,200	10,811,066
Hospira, Inc. (b)	185,800	7,612,226

		31,574,132

Health Care Providers & Services—3.2%
Aetna, Inc.	154,000	13,265,560
Coventry Health Care, Inc. (b)	199,962	17,200,731
HCA, Inc.	232,500	11,141,400
McKesson Corp.	346,900	16,460,405

		58,068,096

Hotels, Restaurants & Leisure—0.8%
McDonald’s Corp.	441,200	14,775,788

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-6

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—3.1%
Fortune Brands, Inc.	119,900	$9,751,467
Newell Rubbermaid, Inc. (a)	368,900	8,355,585
Pulte Homes, Inc. (a)	358,200	15,373,944
The Black & Decker Corp.	108,600	8,914,974
The Stanley Works	283,900	13,252,452

		55,648,422

Household Products—1.6%
Energizer Holdings, Inc. (b)	168,800	9,570,960
The Procter & Gamble Co.	330,350	19,642,611

		29,213,571

Industrial Conglomerates—4.0%
General Electric Co.	1,898,500	63,922,495
Textron, Inc.	116,600	8,362,552

		72,285,047

Insurance—4.7%
American International Group, Inc.	336,900	20,874,324
Genworth Financial, Inc. (Class A) (a)	323,100	10,416,744
Prudential Financial, Inc.	181,700	12,275,652
The Allstate Corp.	185,400	10,250,766
The Chubb Corp.	141,100	12,635,505
The Hartford Financial Services Group, Inc.	135,400	10,448,818
W.R. Berkley Corp.	230,300	9,092,244

		85,994,053

Internet & Catalog Retail—0.5%
eBay, Inc. (b)	207,900	8,565,480

IT Services—1.2%
Checkfree Corp. (b)	259,100	9,799,162
Computer Sciences Corp. (b)	267,900	12,674,349

		22,473,511

Machinery—2.4%
Eaton Corp.	192,900	12,258,795
Ingersoll-Rand Co., Ltd. (Class A)	276,400	10,566,772
ITT Industries, Inc. (a)	122,600	13,927,360
PACCAR, Inc.	115,500	7,841,295

		44,594,222

Media—3.8%
Comcast Corp. (Special Class A) (b)	447,200	12,870,416
The McGraw-Hill Cos., Inc.	337,400	16,208,696
The Walt Disney Co.	846,500	20,426,045
Time Warner, Inc.	1,060,286	19,201,779

		68,706,936

Metals & Mining—0.6%
CONSOL Energy, Inc. (a) (b)	149,700	11,417,619

Multi-Utilities—1.7%
PG&E Corp. (a)	519,100	20,374,675
Sempra Energy (a)	240,600	11,322,636

		31,697,311

Security Description	Shares	Value

Multiline Retail—1.9%
Federated Department Stores, Inc.	155,300	$10,384,911
Nordstrom, Inc.	356,600	12,238,512
Target Corp.	245,400	12,743,622

		35,367,045

Oil, Gas & Consumable Fuels—8.4%
ConocoPhillips	516,500	36,108,515
Devon Energy Corp.	282,400	19,383,936
Exxon Mobil Corp.	797,700	50,685,858
Kerr-McGee Corp.	186,000	18,062,460
Newfield Expolration Co. (b)	334,600	16,428,860
Valero Energy Corp.	102,400	11,577,344

		152,246,973

Paper & Forest Products—0.6%
Georgia-Pacific Corp.	346,000	11,784,760

Pharmaceuticals—6.3%
Johnson & Johnson	379,400	24,008,432
Merck & Co., Inc.	748,200	20,358,522
Pfizer, Inc.	1,729,225	43,178,748
Wyeth	593,200	27,447,364

		114,993,066

Real Estate—0.5%
Simon Property Group, Inc. (REIT)	135,400	10,035,848

Road & Rail—1.7%
Burlington Northern Santa Fe Corp.	301,800	18,047,640
CNF, Inc.	249,300	13,088,250

		31,135,890

Semiconductors & Semiconductor Equipment—3.5%
Emulex Corp. (a)	449,400	9,082,374
Freescale Semiconductor, Inc. (a) (b)	191,800	4,490,038
Freescale Semiconductor, Inc. (Class B) (a) (b)	191,800	4,522,644
Intel Corp.	1,823,800	44,956,670

		63,051,726

Software—3.9%
Microsoft Corp.	2,179,200	56,070,816
Oracle Corp. (b)	1,191,700	14,765,163

		70,835,979

Specialty Retail—2.0%
AutoNation, Inc. (a) (b)	459,000	9,166,230
Barnes & Noble, Inc. (b)	204,190	7,697,963
The Home Depot, Inc.	522,500	19,928,150

		36,792,343

Textiles, Apparel & Luxury Goods—0.5%
NIKE, Inc. (Class B)	105,100	8,584,568

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-7

Metropolitan Series Fund, Inc.

BlackRock Investment Trust Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—1.0%
Countrywide Financial Corp.	254,200	$8,383,516
Washington Mutual, Inc. (a)	247,300	9,699,106

		18,082,622

Tobacco—1.6%
Altria Group, Inc.	388,000	28,599,480

Wireless Telecommunication Services—1.4%
Sprint Nextel Corp.	1,099,706	26,151,009

Total Common Stock (Identified Cost $1,661,424,211)		1,793,992,722

Short Term Investments—0.7%
Security Description	Face Amount	Value

Discount Notes—0.7%
Federal Home Loan Bank 3.180%, 10/03/05	$12,500,000	$12,497,791

Total Short Term Investments (Identified Cost $12,497,791)		12,497,791

Total Investments—99.2% (Identified Cost $1,673,922,002) (c)		1,806,490,513
Other assets less liabilities		14,418,356

Total Net Assets—100%		$1,820,908,869

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $93,442,911 and the collateral received consisted of cash in the amount of $95,178,800.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $1,673,922,022 and the composition of unrealized appreciation and depreciation of investment securities was $190,113,451 and $57,544,940, respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/2005	Unrealized Appreciation
S&P 500 Index Futures	12/15/2005	91	$27,876,367	$28,080,325	$203,958

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-8

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—99.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
General Dynamics Corp.	6,700	$800,985
L-3 Communications Holdings, Inc.	9,100	719,537
Lockheed Martin Corp.	9,600	585,984
Raytheon Co.	17,900	680,558

		2,787,064

Beverages—0.9%
Constellation Brands, Inc. (a)	22,000	572,000
The Pepsi Bottling Group, Inc.	19,400	553,870

		1,125,870

Capital Markets—3.7%
Affiliated Managers Group, Inc. (a)	11,200	811,104
E*TRADE Financial Corp. (a)	64,400	1,133,440
Lehman Brothers Holdings, Inc.	15,300	1,782,144
The Bear Stearns Cos., Inc.	9,800	1,075,550

		4,802,238

Chemicals—1.0%
Eastman Chemical Co.	13,700	643,489
The Lubrizol Corp.	15,000	649,950

		1,293,439

Commercial Banks—11.5%
AmSouth Bancorp.	36,800	929,568
Bank of America Corp.	124,000	5,220,400
Comerica, Inc.	24,100	1,419,490
KeyCorp.	38,200	1,231,950
National City Corp.	46,800	1,564,992
U.S. Bancorp	63,100	1,771,848
Wachovia Corp.	58,600	2,788,774

		14,927,022

Commercial Services & Supplies—0.6%
Cendant Corp.	37,700	778,128

Communications Equipment—0.6%
Motorola, Inc.	33,100	731,179

Computers & Peripherals—2.1%
Hewlett-Packard Co.	31,400	916,880
International Business Machines Corp.	16,127	1,293,708
Western Digital Corp. (a)	44,100	570,213

		2,780,801

Consumer Finance—0.6%
Capital One Financial Corp.	10,000	795,200

Diversified Financial Services—5.9%
CIT Group, Inc.	18,300	826,794
Citigroup, Inc.	105,400	4,797,808
JPMorgan Chase & Co.	60,200	2,042,586

		7,667,188

Security Description	Shares	Value

Diversified Telecommunication Services—4.0%
ALLTEL Corp.	12,200	$794,342
SBC Communications, Inc.	115,200	2,761,344
Verizon Communications, Inc.	50,290	1,643,980

		5,199,666

Electric Utilities—3.6%
CenterPoint Energy, Inc.	80,000	1,189,600
FirstEnergy Corp.	18,000	938,160
PPL Corp.	78,860	2,549,544

		4,677,304

Energy Equipment & Services—1.5%
CMS Energy Corp. (a)	72,100	1,186,045
Nabors Industries, Ltd. (a)	9,600	689,568

		1,875,613

Food & Staples Retailing—0.6%
The Kroger Co. (a)	37,500	772,125

Food Products—1.3%
Dean Foods Co. (a)	24,900	967,614
Tyson Foods, Inc. (Class A)	37,500	676,875

		1,644,489

Gas Utilities—0.7%
ONEOK, Inc.	27,800	945,756

Health Care Providers & Services—1.5%
Coventry Health Care, Inc. (a)	12,600	1,083,852
HCA, Inc.	18,000	862,560

		1,946,412

Hotels, Restaurants & Leisure—1.3%
GTECH Holdings Corp.	21,500	689,290
McDonald’s Corp.	31,512	1,055,337

		1,744,627

Household Durables—1.8%
Centex Corp.	11,700	755,586
Fortune Brands, Inc.	5,400	439,182
The Black & Decker Corp.	6,900	566,421
The Stanley Works	11,900	555,492

		2,316,681

Household Products—0.4%
Energizer Holdings, Inc. (a)	9,200	521,640

Independent Power Producers & Energy Traders—0.5%
TXU Corp.	5,700	643,416

Industrial Conglomerates—1.8%
General Electric Co.	69,800	2,350,166

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-9

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—7.2%
ACE, Ltd.	13,700	$644,859
American International Group, Inc.	30,060	1,862,517
Genworth Financial, Inc. (Class A)	24,000	773,760
Nationwide Financial Services, Inc.	17,600	704,880
Prudential Financial, Inc.	11,600	783,696
The Allstate Corp.	21,100	1,166,619
The Chubb Corp.	13,500	1,208,925
The Hartford Financial Services Group, Inc.	19,280	1,487,838
W.R. Berkley Corp.	18,000	710,640

		9,343,734

Machinery—1.5%
Caterpillar, Inc.	9,300	546,375
Cummins, Inc.	9,500	835,905
PACCAR, Inc.	8,700	590,643

		1,972,923

Media—5.2%
Comcast Corp. (Class A) (a)	29,600	869,648
Liberty Media Corp. (Class A) (a)	54,270	436,873
R. H. Donnelley Corp. (a)	9,200	581,992
The McGraw-Hill Cos., Inc.	24,100	1,157,764
The Walt Disney Co.	82,690	1,995,310
Time Warner, Inc.	90,800	1,644,388

		6,685,975

Metals & Mining—1.8%
CONSOL Energy, Inc. (a)	9,500	724,565
Nucor Corp.	11,500	678,385
Phelps Dodge Corp.	6,800	883,524

		2,286,474

Multi-Utilities—1.7%
PG&E Corp.	32,200	1,263,850
Sempra Energy	18,600	875,316

		2,139,166

Multiline Retail—0.7%
Federated Department Stores, Inc.	14,140	945,542

Oil, Gas & Consumable Fuels—14.6%
Amerada Hess Corp.	13,300	1,828,750
Chevron Corp.	34,986	2,264,644
ConocoPhillips	55,100	3,852,041
Devon Energy Corp.	19,500	1,338,480
Exxon Mobil Corp.	107,200	6,811,488
Kerr-McGee Corp.	14,800	1,437,228
Valero Energy Corp.	12,100	1,368,026

		18,900,657

Paper & Forest Products—1.1%
Georgia-Pacific Corp.	26,000	885,560
Louisiana-Pacific Corp.	17,500	484,575

		1,370,135

Security Description	Shares	Value

Pharmaceuticals—5.4%
Merck & Co., Inc.	45,800	$1,246,218
Pfizer, Inc.	170,000	4,244,900
Wyeth	31,970	1,479,252

		6,970,370

Real Estate—2.9%
General Growth Properties, Inc. (REIT)	29,100	1,307,463
HRPT Properties Trust (REIT)	79,900	991,559
Simon Property Group, Inc. (REIT)	20,400	1,512,048

		3,811,070

Road & Rail—1.3%
Burlington Northern Santa Fe Corp.	28,500	1,704,300

Semiconductors & Semiconductor Equipment—0.3%
Freescale Semiconductor, Inc. (a)	9,400	220,054
Freescale Semiconductor, Inc. (Class B) (a)	9,400	221,652

		441,706

Software—0.7%
Microsoft Corp.	34,750	894,117

Specialty Retail—1.6%
AutoNation, Inc. (a)	36,200	722,914
Barnes & Noble, Inc. (a)	14,461	545,180
The Sherwin-Williams Co.	16,900	744,783

		2,012,877

Thrifts & Mortgage Finance—2.3%
Countrywide Financial Corp.	20,400	672,792
Federal National Mortgage Association	20,620	924,188
Washington Mutual, Inc.	33,800	1,325,636

		2,922,616

Tobacco—1.6%
Altria Group, Inc.	28,800	2,122,848

Wireless Telecommunication Services—1.4%
Sprint Nextel Corp.	78,654	1,870,392

Total Common Stock (Identified Cost $117,994,152)		128,720,926

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-10

Metropolitan Series Fund, Inc.

BlackRock Large Cap Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Short Term Investments—0.8%

Security Description	Face Amount	Value

Discount Notes—0.8%
Federal National Mortgage Association 3.500%, 10/03/05	$1,000,000	$999,806

Total Short Term Investments (Identified Cost $999,806)		999,806

Total Investments—100.2% (Identified Cost $118,993,958) (b)		129,720,732
Liabilities in excess of other assets		(201,574)

Total Net Assets—100%		$129,519,158

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $118,993,958 and the composition of unrealized appreciation and depreciation of investment securities was $14,067,309 and $3,340,535, respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/05	Net Unrealized Appreciation
S&P 500 Index Futures	12/15/2005	2	$615,806	$617,150	$1,344

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-11

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—99.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.1%
General Dynamics Corp. (a)	48,000	$5,738,400

Beverages—2.2%
PepsiCo, Inc. (a)	210,700	11,948,797

Biotechnology—5.0%
Amgen, Inc. (a) (b)	174,140	13,873,734
Genentech, Inc. (a) (b)	60,900	5,128,389
Genzyme Corp. (a) (b)	112,400	8,052,336

		27,054,459

Capital Markets—3.6%
Franklin Resources, Inc. (a)	107,816	9,052,231
The Chicago Merchantile Exchange (a)	18,500	6,240,050
The Goldman Sachs Group, Inc. (a)	35,900	4,364,722

		19,657,003

Chemicals—0.9%
Monsanto Co. (a)	77,700	4,875,675

Communications Equipment—2.6%
Corning, Inc. (b)	472,300	9,129,559
QUALCOMM, Inc. (a)	113,800	5,092,550

		14,222,109

Computers & Peripherals—4.6%
Apple Computer, Inc. (a) (b)	91,400	4,899,954
EMC Corp. (a) (b)	900,700	11,655,058
Hewlett-Packard Co.	291,000	8,497,200

		25,052,212

Consumer Finance—4.9%
American Express Co. (a)	290,400	16,680,576
SLM Corp. (a)	182,900	9,810,756

		26,491,332

Energy Equipment & Services—2.8%
GlobalSantaFe Corp.	173,600	7,919,632
Schlumberger, Ltd. (a)	82,500	6,961,350

		14,880,982

Food & Staples Retailing—2.4%
CVS Corp. (a)	267,000	7,745,670
Walgreen Co.	125,400	5,437,686

		13,183,356

Health Care Equipment & Supplies—4.1%
Cytyc Corp. (a) (b)	112,500	3,020,625
St. Jude Medical, Inc. (a) (b)	302,500	14,157,000
Stryker Corp.	97,900	4,839,197

		22,016,822

Security Description	Shares	Value

Health Care Providers & Services—7.1%
Caremark Rx, Inc. (a) (b)	107,700	$5,377,461
PacifiCare Health Systems, Inc. (a) (b)	41,100	3,278,958
Quest Diagnostics, Inc. (a)	127,200	6,428,688
UnitedHealth Group, Inc. (a)	315,300	17,719,860
WellPoint, Inc. (a) (b)	75,600	5,731,992

		38,536,959

Hotels, Restaurants & Leisure—1.0%
Marriott International, Inc. (Class A) (a)	43,300	2,727,900
Starwood Hotels & Resorts Worldwide, Inc. (Class B) (a)	46,000	2,629,820

		5,357,720

Household Durables—0.6%
Harman International Industries, Inc. (a)	31,200	3,190,824

Household Products—2.7%
The Procter & Gamble Co. (a)	243,000	14,448,780

Industrial Conglomerates—4.3%
General Electric Co. (a)	693,400	23,346,778

Internet Software & Services—7.2%
Google, Inc. (Class A) (a) (b)	70,962	22,456,635
Yahoo!, Inc. (a) (b)	484,600	16,398,864

		38,855,499

IT Services—2.2%
Alliance Data Systems Co. (a) (b)	167,400	6,553,710
Cognizant Technology Solutions Corp. (Class A) (a) (b)	117,300	5,465,007

		12,018,717

Machinery—2.0%
Danaher Corp. (a)	199,800	10,755,234

Media—2.2%
Comcast Corp. (Special Class A) (a) (b)	223,800	6,440,964
XM Satellite Radio Holdings, Inc. (a) (b)	156,900	5,634,279

		12,075,243

Metals & Mining—2.9%
CONSOL Energy, Inc. (a) (b)	203,600	15,528,572

Multiline Retail—2.6%
Kohl’s Corp. (a) (b)	134,700	6,759,246
Target Corp. (a)	141,200	7,332,516

		14,091,762

Oil, Gas & Consumable Fuels—5.1%
EOG Resources, Inc. (a)	175,900	13,174,910
Exxon Mobil Corp. (a)	125,906	8,000,067
Newfield Expolration Co. (a) (b)	128,300	6,299,530

		27,474,507

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-12

Metropolitan Series Fund, Inc.

BlackRock Legacy Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—8.2%
Allergan, Inc. (a)	66,400	$6,083,568
Amylin Pharmaceuticals, Inc. (b)	76,800	2,688,960
Johnson & Johnson (a)	288,700	18,268,936
Novartis AG (ADR) (a)	109,400	5,579,400
Sanofi-Aventis (ADR) (a)	140,200	5,825,310
Teva Pharmaceutical Industries, Ltd. (ADR) (a)	180,000	6,015,600

		44,461,774

Semiconductors & Semiconductor Equipment—4.7%
Broadcom Corp. (Class A) (b)	102,400	4,803,584
Freescale Semiconductor, Inc. (b)	252,200	5,904,002
Intel Corp. (a)	378,663	9,334,043
Texas Instruments, Inc.	163,300	5,535,870

		25,577,499

Software—7.2%
Adobe Systems, Inc. (a)	200,500	5,984,925
Electronic Arts, Inc. (b)	46,100	2,622,629
Microsoft Corp. (a)	1,008,900	25,958,997
Salesforce.com, Inc. (a) (b)	197,300	4,561,576

		39,128,127

Specialty Retail—1.6%
Chico’s FAS, Inc. (a) (b)	104,400	3,841,920
Staples, Inc. (a)	219,750	4,685,070

		8,526,990

Textiles, Apparel & Luxury Goods—2.7%
Coach, Inc. (a) (b)	125,400	3,932,544
NIKE, Inc. (Class B) (a)	51,200	4,182,016
Polo Ralph Lauren Corp. (a)	132,800	6,679,840

		14,794,400

Wireless Telecommunication Services—0.7%
Sprint Nextel Corp. (a)	165,200	3,928,456

Total Common Stock (Identified Cost $467,287,990)		537,218,988

Short Term Investments—1.1%
Security Description	Face Amount	Value

Discount Notes—1.1%
Federal National Mortgage Association 3.500%, 10/03/05	$6,300,000	$6,298,775

Total Short Term Investments (Identified Cost $6,298,775)		6,298,775

Total Investments—100.3% (Identified Cost $473,586,765) (c)		543,517,763
Liabilities in excess of other assets		(1,810,534)

Total Net Assets—100%		$541,707,229

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $37,269,325 and the collateral received consisted of cash in the amount of $37,989,290.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $473,586,765 and the composition of unrealized appreciation and depreciation of investment securities was $74,721,707 and $4,790,709, respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-13

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—97.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.9%
The Boeing Co.	23,700	$1,610,415
United Technologies Corp.	148,540	7,700,314

		9,310,729

Air Freight & Logistics—0.9%
United Parcel Service, Inc. (Class B)	68,100	4,707,753

Beverages—2.7%
Anheuser-Busch Cos., Inc.	113,300	4,876,432
PepsiCo, Inc.	108,400	6,147,364
The Coca-Cola Co.	29,000	1,252,510
The Pepsi Bottling Group, Inc.	38,500	1,099,175

		13,375,481

Biotechnology—1.0%
Amgen, Inc. (a)	41,300	3,290,371
Imclone Systems, Inc.	22,800	717,060
Millennium Pharmaceuticals, Inc. (a)	125,400	1,169,982

		5,177,413

Building Products—0.8%
American Standard Cos., Inc. (a)	90,000	4,189,500

Capital Markets—0.7%
State Street Corp.	24,000	1,174,080
The Goldman Sachs Group, Inc.	18,500	2,249,230

		3,423,310

Chemicals—1.3%
Air Products & Chemicals, Inc.	31,600	1,742,424
Huntsman Corp.	63,800	1,247,290
Methanex Corp.	49,700	739,039
The Dow Chemical Co.	71,200	2,966,904

		6,695,657

Commercial Banks—1.9%
Wells Fargo & Co.	158,800	9,300,916

Commercial Services & Supplies—0.5%
Allied Waste Industries, Inc. (a)	143,500	1,212,575
Monster Worldwide, Inc. (a)	35,100	1,077,921

		2,290,496

Communications Equipment—2.7%
Cisco Systems, Inc. (a)	422,670	7,578,473
Corning, Inc. (a)	85,700	1,656,581
JDS Uniphase Corp. (a)	299,500	664,890
Polycom, Inc. (a)	59,700	965,349
QUALCOMM, Inc.	64,000	2,864,000

		13,729,293

Computers & Peripherals—2.0%
Hewlett-Packard Co.	77,600	2,265,920
International Business Machines Corp.	26,000	2,085,720

Security Description	Shares	Value

Computers & Peripherals—(Continued)
Lexmark International, Inc. (Class A) (a)	41,400	$2,527,470
Seagate Technology	61,800	979,530
Sun Microsystems, Inc. (a)	599,100	2,348,472

		10,207,112

Construction & Engineering—1.0%
Fluor Corp.	79,200	5,098,896

Consumer Finance—3.0%
AmeriCredit Corp. (a)	42,600	1,016,862
Capital One Financial Corp.	13,700	1,089,424
SLM Corp.	246,200	13,206,168

		15,312,454

Diversified Financial Services—2.0%
JPMorgan Chase & Co.	302,172	10,252,696

Diversified Telecommunication Services—1.0%
Qwest Communications International, Inc. (a)	384,000	1,574,400
SBC Communications, Inc.	52,077	1,248,286
Verizon Communications, Inc.	69,438	2,269,928

		5,092,614

Electrical Equipment—0.9%
Cooper Industries, Ltd. (Class A)	51,000	3,526,140
Emerson Electric Co.	13,000	933,400

		4,459,540

Electronic Equipment & Instruments—2.4%
Agilent Technologies, Inc. (a)	135,200	4,427,800
Avnet, Inc. (a)	41,400	1,012,230
Flextronics International, Ltd.	239,800	3,081,430
Jabil Circuit, Inc. (a)	111,600	3,450,672

		11,972,132

Energy Equipment & Services—2.6%
Baker Hughes, Inc.	33,100	1,975,408
BJ Services Co.	35,200	1,266,848
Schlumberger, Ltd.	66,900	5,645,022
Transocean, Inc. (a)	24,800	1,520,488
Weatherford International, Ltd. (a)	42,100	2,890,586

		13,298,352

Food & Staples Retailing—1.4%
Costco Wholesale Corp.	89,800	3,869,482
Sysco Corp.	101,200	3,174,644

		7,044,126

Food Products—2.0%
Campbell Soup Co.	88,600	2,635,850
Kraft Foods, Inc. (Class A)	107,100	3,276,189
Unilever NV (ADR)	57,400	4,101,230

		10,013,269

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-14

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Gas Utilities—0.3%
Kinder Morgan Management, LLC	29,368	$1,455,478

Health Care Equipment & Supplies—1.9%
Baxter International, Inc.	76,800	3,062,016
Guidant Corp.	66,072	4,551,700
Medtronic, Inc.	20,900	1,120,658
Thermo Electron Corp. (a)	17,800	550,020

		9,284,394

Health Care Providers & Services—3.8%
AmerisourceBergen Corp.	43,800	3,385,740
DaVita, Inc. (a)	61,300	2,824,091
Lincare Holdings, Inc. (a)	64,800	2,660,040
McKesson Corp.	37,400	1,774,630
Medco Health Solutions, Inc. (a)	53,900	2,955,337
WellPoint, Inc. (a)	74,000	5,610,680

		19,210,518

Hotels, Restaurants & Leisure—1.0%
Carnival Corp.	48,600	2,429,028
Las Vegas Sands Corp. (a)	24,100	793,131
McDonald’s Corp.	23,600	790,364
Starwood Hotels & Resorts Worldwide, Inc. (Class B)	21,200	1,212,004

		5,224,527

Household Durables—0.2%
Leggett & Platt, Inc.	57,300	1,157,460

Household Products—0.6%
The Procter & Gamble Co.	52,100	3,097,866

Independent Power Producers & Energy Traders—0.1%
Duke Energy Co.	24,000	700,080

Industrial Conglomerates—3.3%
General Electric Co.	411,700	13,861,939
Siemens AG (ADR)	13,000	1,005,290
Tyco International, Ltd.	67,000	1,865,950

		16,733,179

Insurance—3.0%
American International Group, Inc.	67,500	4,182,300
Berkshire Hathaway, Inc. (Class A) (a)	68	5,576,000
RenaissanceRe Holdings, Ltd.	1,000	43,730
The Chubb Corp.	25,000	2,238,750
The Hartford Financial Services Group, Inc.	19,800	1,527,966
XL Capital, Ltd. (Class A)	19,800	1,346,994

		14,915,740

Internet & Catalog Retail—1.0%
Amazon.com, Inc. (a)	31,600	1,431,480
eBay, Inc. (a)	81,200	3,345,440

		4,776,920

Security Description	Shares	Value

Internet Software & Services—1.0%
Expedia, Inc. (a)	44,250	$876,592
Google, Inc. (Class A) (a)	8,200	2,594,972
IAC/InterActiveCorp (a)	30,050	761,768
Yahoo!, Inc. (a)	28,900	977,976

		5,211,308

IT Services—2.2%
Accenture, Ltd. (Class A) (a)	38,000	967,480
Affiliated Computer Services, Inc. (Class A) (a)	126,100	6,885,060
Automatic Data Processing, Inc.	35,100	1,510,704
Checkfree Corp. (a)	29,100	1,100,562
VeriSign, Inc. (a)	33,700	720,169

		11,183,975

Leisure Equipment & Products—0.2%
Mattel, Inc.	66,100	1,102,548

Machinery—1.4%
Danaher Corp.	65,600	3,531,248
Illinois Tool Works, Inc.	42,600	3,507,258

		7,038,506

Media—2.5%
Cablevision Systems Corp. (Class A) (a)	32,332	991,623
Clear Channel Communications, Inc.	44,100	1,450,449
Comcast Corp. (Class A) (a)	33,400	981,292
Knight-Ridder, Inc.	2,500	146,700
Omnicom Group, Inc.	11,400	953,382
The DIRECTV Group, Inc. (a)	40,184	601,956
The Walt Disney Co.	9,900	238,887
Time Warner, Inc.	204,900	3,710,739
Viacom, Inc. (Class B)	99,500	3,284,495

		12,359,523

Metals & Mining—0.5%
Alcoa, Inc.	107,116	2,615,773

Multi-Utilities—0.8%
Calpine Corp. (a)	275,100	712,509
The AES Corp. (a)	188,600	3,098,698

		3,811,207

Multiline Retail—1.1%
Dollar Tree Stores, Inc. (a)	90,500	1,959,325
Target Corp.	67,400	3,500,082

		5,459,407

Oil, Gas & Consumable Fuels—5.3%
Arch Coal, Inc.	12,900	870,750
Chevron Corp.	72,173	4,671,758
Exxon Mobil Corp.	114,700	7,288,038
Kinder Morgan, Inc.	21,666	2,083,403
Royal Dutch Shell, Plc. (ADR) (A Shares)	155,600	10,213,584
Royal Dutch Shell, Plc. (ADR) (B Shares)	22,607	1,556,944

		26,684,477

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-15

Metropolitan Series Fund, Inc.

Capital Guardian U.S. Equity Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.3%
International Paper Co.	51,900	$1,546,620

Personal Products—0.8%
Avon Products, Inc.	146,500	3,955,500

Pharmaceuticals—10.2%
Allergan, Inc.	115,500	10,582,110
AstraZeneca, Plc. (ADR)	396,900	18,693,990
Eli Lilly & Co.	71,200	3,810,624
Forest Laboratories, Inc. (a)	299,200	11,659,824
Pfizer, Inc.	80,400	2,007,588
Sepracor, Inc. (a)	18,000	1,061,820
Teva Pharmaceutical Industries, Ltd. (ADR)	109,000	3,642,780

		51,458,736

Real Estate—0.3%
General Growth Properties, Inc. (REIT)	30,880	1,387,438

Road & Rail—0.3%
Union Pacific Corp.	21,800	1,563,060

Semiconductors & Semiconductor Equipment—7.7%
Altera Corp. (a)	295,400	5,645,094
Applied Materials, Inc.	469,800	7,967,808
Applied Micro Circuits Corp. (a)	314,400	943,200
ASML Holding NV (a)	53,100	876,681
Credence Systems Corp. (a)	60,500	482,790
Fairchild Semiconductor International, Inc. (a)	76,400	1,135,304
Freescale Semiconductor, Inc. (a)	133,900	3,134,599
Intel Corp.	103,800	2,558,670
International Rectifier Corp. (a)	53,600	2,416,288
KLA-Tencor Corp.	150,100	7,318,876
Linear Technology Corp.	49,500	1,860,705
Teradyne, Inc. (a)	107,900	1,780,350
Xilinx, Inc.	92,200	2,567,770

		38,688,135

Software—3.3%
Adobe Systems, Inc.	72,600	2,167,110
BMC Software, Inc. (a)	50,300	1,061,330
Microsoft Corp.	309,400	7,960,862
SAP AG (ADR)	121,600	5,268,928

		16,458,230

Specialty Retail—3.1%
AutoNation, Inc. (a)	55,200	1,102,344
Lowe’s Cos., Inc.	160,100	10,310,440
RadioShack Corp.	58,900	1,460,720
Williams-Sonoma, Inc. (a)	66,500	2,550,275

		15,423,779

Thrifts & Mortgage Finance—5.2%
Federal Home Loan Mortgage Corp.	89,200	5,036,232
Federal National Mortgage Association	125,500	5,624,910
Golden West Financial Corp.	24,000	1,425,360

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Hudson City Bancorp, Inc.	189,700	$2,257,430
Washington Mutual, Inc.	299,100	11,730,702

		26,074,634

Tobacco—1.6%
Altria Group, Inc.	108,500	7,997,535

Wireless Telecommunication Services—1.9%
American Tower Corp. (Class A) (a)	45,300	1,130,235
Sprint Nextel Corp.	363,450	8,642,841

		9,773,076

Total Common Stock (Identified Cost $437,725,841)		491,301,368

Short Term Investments—2.1%
Security Description	Face Amount	Value

Repurchase Agreement—2.1%
State Street Corp. Repurchase Agreement dated 09/30/05 at 1.75% to be repurchased at $10,729,565 on 10/03/05, collateralized by $10,970,000 U.S. Treasury Note 4.00% due 09/30/07 with a value of $10,942,575.	$10,728,000	10,728,000

Total Short Term Investments (Identified Cost $10,728,000)		10,728,000

Total Investments—99.7% (Identified Cost $448,453,841) (b)		502,029,368
Other assets less liabilities		1,370,953

Total Net Assets—100%		$503,400,321

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $448,453,841 and the composition of unrealized appreciation and depreciation of investment securities was $72,147,883 and $18,572,356, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-16

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—97.5% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.6%
United Parcel Service, Inc. (Class B)	268,100	$18,533,753

Automobiles—0.7%
Harley-Davidson, Inc. (a)	402,100	19,477,724

Beverages—2.0%
Diageo, Plc. (ADR) (a)	685,100	39,742,651
Heineken Holding (EUR)	660,443	19,536,443

		59,279,094

Capital Markets—1.0%
Morgan Stanley	359,210	19,375,787
State Street Corp. (a)	189,100	9,250,772

		28,626,559

Commercial Banks—7.5%
Fifth Third Bancorp.	545,901	20,050,944
HSBC Holdings, Plc. (GBP)	5,520,662	89,805,561
Lloyds TSB Group, Plc. (ADR) (a)	673,600	22,383,728
Wells Fargo & Co. (a)	1,489,400	87,234,158

		219,474,391

Commercial Services & Supplies—2.4%
Cosco Pacific, Ltd. (HKD)	4,417,200	8,617,338
Iron Mountain, Inc. (a) (b)	1,105,900	40,586,530
The Dun & Bradstreet Corp. (b)	333,800	21,987,406

		71,191,274

Communications Equipment—0.3%
Nokia Corp. (ADR) (a)	459,000	7,761,690

Computers & Peripherals—1.7%
Hewlett-Packard Co.	631,800	18,448,560
Lexmark International, Inc. (Class A) (b)	526,200	32,124,510

		50,573,070

Construction & Engineering—0.4%
China Merchants Holdings International (HKD)	4,981,500	11,122,373

Construction Materials—2.0%
Martin Marietta Materials, Inc.	366,200	28,732,052
Vulcan Materials Co.	409,300	30,374,153

		59,106,205

Consumer Finance—7.1%
American Express Co.	3,250,900	186,731,696
Takefuji Corp. (JPY)	265,470	20,860,463

		207,592,159

Containers & Packaging—2.0%
Sealed Air Corp. (a) (b)	1,225,700	58,171,722

Diversified Consumer Services—1.4%
H&R Block, Inc. (a)	1,691,600	40,564,568

Security Description	Shares	Value

Diversified Financial Services—8.0%
Citigroup, Inc.	1,786,673	$81,329,355
JPMorgan Chase & Co.	2,931,308	99,459,280
Moody’s Corp.	834,400	42,621,152
Principal Financial Group, Inc.	240,600	11,397,222

		234,807,009

Diversified Telecommunication Services—0.7%
NTL, Inc. (b)	105,500	7,047,400
Telewest Global, Inc. (b)	532,200	12,213,990

		19,261,390

Energy Equipment & Services—0.9%
Transocean, Inc. (a) (b)	409,700	25,118,707

Food & Staples Retailing—4.5%
Costco Wholesale Corp. (a)	2,281,300	98,301,217
Wal-Mart Stores, Inc.	747,200	32,742,304

		131,043,521

Food Products—0.9%
Hershey Co. (a)	493,100	27,766,461

Health Care Providers & Services—2.6%
Cardinal Health, Inc. (a)	469,100	29,759,704
Caremark Rx, Inc. (b)	329,400	16,446,942
HCA, Inc. (a)	604,400	28,962,848

		75,169,494

Household Durables—0.2%
Hunter Douglas NV (EUR)	111,351	5,317,931

Industrial Conglomerates—3.6%
Tyco International, Ltd.	3,816,389	106,286,434

Insurance—16.6%
American International Group, Inc.	2,197,007	136,126,554
Aon Corp. (a)	807,700	25,911,016
Berkshire Hathaway, Inc. (Class A) (a) (b)	1,043	85,526,000
Berkshire Hathaway, Inc. (Class B) (b)	1,256	3,430,136
Everest Re Group, Ltd.	56,900	5,570,510
Loews Corp.	640,700	59,207,087
Markel Corp. (a) (b)	7,500	2,478,750
Marsh & McLennan Cos., Inc.	777,300	23,622,147
Sun Life Financial, Inc.	139,300	5,222,357
The Chubb Corp.	158,400	14,184,720
The Progressive Corp. (a)	864,000	90,521,280
Transatlantic Holdings, Inc. (a)	590,456	33,655,992

		485,456,549

Internet Software & Services—0.3%
Expedia, Inc. (a) (b)	220,900	4,376,019
IAC/InterActiveCorp (a) (b)	220,900	5,599,802

		9,975,821

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-17

Metropolitan Series Fund, Inc.

Davis Venture Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Marine—0.2%
Kuehne & Nagel International AG (CHF)	18,709	$4,649,330

Media—4.1%
Comcast Corp. (Special Class A) (b)	2,545,955	73,272,585
Gannett Co., Inc.	152,500	10,496,575
Lagardere S.C.A. (EUR)	401,577	28,669,452
WPP Group, Plc. (ADR) (a)	166,200	8,496,144

		120,934,756

Oil, Gas & Consumable Fuels—11.4%
ConocoPhillips (a)	1,490,008	104,166,459
Devon Energy Corp. (a)	1,363,616	93,598,602
EOG Resources, Inc.	1,074,000	80,442,600
Occidental Petroleum Corp.	636,000	54,333,480

		332,541,141

Personal Products—0.8%
Avon Products, Inc.	915,400	24,715,800

Pharmaceuticals—1.2%
Eli Lilly & Co.	427,800	22,895,856
Novartis AG (CHF)	211,800	10,793,034

		33,688,890

Real Estate—1.7%
CenterPoint Properties Trust (REIT) (a)	73,100	3,274,880
General Growth Properties, Inc. (REIT)	1,008,178	45,297,438

		48,572,318

Software—1.2%
Microsoft Corp.	1,359,800	34,987,654

Specialty Retail—0.6%
AutoZone, Inc. (b)	223,700	18,623,025

Thrifts & Mortgage Finance—3.0%
Golden West Financial Corp. (a)	1,476,000	87,659,640

Tobacco—5.5%
Altria Group, Inc.	2,182,900	160,901,559

Wireless Telecommunication Services—0.4%
SK Telecom Co., Ltd. (ADR) (a)	534,100	11,664,744

Total Common Stock (Identified Cost $2,220,101,697)		2,850,616,756

Short Term Investments—2.8%
Security Description	Face Amount	Value

Commercial Paper—2.8%
RaboBank USA Financial Corp. 3.870%, 10/03/05	$18,903,000	$18,898,936
Total S.A. 3.780%, 10/04/05	26,515,000	26,506,647
UBS Finance, Inc. 3.760%, 10/03/05	35,000,000	34,992,689

Total Short Term Investments (Identified Cost $80,398,273)		80,398,272

Total Investments—100.3% (Identified Cost $2,300,499,970) (c)		2,931,015,028
Liabilities in excess of other assets		(7,691,764)

Total Net Assets—100%		$2,923,323,264

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $184,678,103 and the collateral received consisted of cash in the amount of $190,583,427.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $2,300,499,970 and the composition of unrealized appreciation and depreciation of investment securities was $674,165,849 and $43,650,791, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-18

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—100.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.2%
Honeywell International, Inc.	578,100	$21,678,750
Raytheon Co.	59,900	2,277,398
The Boeing Co.	12,800	869,760

		24,825,908

Air Freight & Logistics—0.2%
EGL, Inc.	46,900	1,273,335

Airlines—0.6%
ACE Aviation Holdings, Inc. (CAD) (a)	32,400	991,019
AirTran Holdings, Inc. (a)	82,300	1,041,918
JetBlue Airways Corp. (a)	47,000	827,200
Southwest Airlines Co.	42,400	629,640
US Airways Group, Inc.	15,300	321,453

		3,811,230

Auto Components—0.3%
Delphi Corp.	176,700	487,692
K&F Industries Holdings, Inc.	5,400	90,342
Lear Corp.	44,300	1,504,871

		2,082,905

Beverages—0.9%
Coca-Cola Enterprises, Inc.	62,500	1,218,750
Diageo, Plc. (ADR)	6,300	365,463
PepsiCo, Inc.	11,100	629,481
The Coca-Cola Co.	68,400	2,954,196

		5,167,890

Biotechnology—2.1%
Amgen, Inc. (a)	18,400	1,465,928
Biogen Idec, Inc. (a)	33,600	1,326,528
BioMarin Pharmaceutical, Inc.	102,300	893,079
Cephalon, Inc. (a)	110,200	5,115,484
Genentech, Inc. (a)	12,000	1,010,520
MedImmune, Inc. (a)	61,400	2,066,110
Serologicals Corp. (a)	18,700	421,872

		12,299,521

Building Products—0.3%
Lennox International, Inc.	34,200	937,422
Masco Corp.	19,800	607,464

		1,544,886

Capital Markets—3.7%
Investors Financial Services Corp.	24,100	792,890
Lehman Brothers Holdings, Inc.	17,800	2,073,344
Merrill Lynch & Co., Inc.	77,600	4,760,760
Morgan Stanley	116,400	6,278,616
National Financial Partners Corp.	15,600	704,184
Nomura Holdings, Inc. (JPY)	62,300	969,948
Nuveen Investments, Inc. (Class A)	16,400	645,996
State Street Corp.	54,200	2,651,464
The Bear Stearns Co., Inc.	7,700	845,075

Security Description	Shares	Value

Capital Markets—(Continued)
The Charles Schwab Corp.	40,500	$584,415
UBS AG	18,300	1,564,650

		21,871,342

Chemicals—3.4%
E. I. du Pont de Nemours & Co.	197,800	7,747,826
Ecolab, Inc.	19,400	619,442
Georgia Gulf Corp.	25,400	611,632
Lyondell Chemical Co.	149,215	4,270,533
Monsanto Co.	29,400	1,844,850
Mosaic Co. (a)	88,700	1,420,974
Praxair, Inc.	46,700	2,238,331
Rockwood Holdings, Inc.	32,900	626,745
Rohm & Haas Co.	28,200	1,159,866

		20,540,199

Commercial Banks—4.3%
Banco Bradesco S.A. (ADR)	52,800	2,582,976
Bank of America Corp.	255,454	10,754,614
Korea Exchange Bank (KRW)	167,810	1,876,830
UCBH Holdings, Inc.	84,000	1,538,880
W Holding Co., Inc.	45,288	432,953
Wachovia Corp.	129,874	6,180,704
Wells Fargo & Co.	40,800	2,389,656

		25,756,613

Commercial Services & Supplies—0.5%
Robert Half International, Inc.	89,500	3,185,305

Communications Equipment—1.1%
Comverse Technology, Inc. (a)	69,500	1,825,765
Extreme Networks, Inc.	62,200	276,790
Juniper Networks, Inc. (a)	51,200	1,218,048
Motorola, Inc.	40,600	896,854
Nokia Corp. (ADR)	143,300	2,423,203

		6,640,660

Computers & Peripherals—2.1%
Dell, Inc. (a)	13,300	454,860
EMC Corp. (a)	59,800	773,812
Hewlett-Packard Co.	344,400	10,056,480
Maxtor Corp. (a)	144,800	637,120
Western Digital Corp. (a)	38,370	496,124

		12,418,396

Construction & Engineering—1.7%
Chemtura Corp.	34,600	429,732
Chicago Building & Iron Co., NV	45,500	1,414,595
Dycom Industries, Inc. (a)	50,800	1,027,176
Fluor Corp.	61,000	3,927,180
Foster Wheeler, Ltd.	23,000	710,470
Jacobs Engineering Group, Inc. (a)	25,100	1,691,740
NOVA Chemicals Corp. (CAD)	22,900	843,253

		10,044,146

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-19

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Construction Materials—0.2%
Martin Marietta Materials, Inc.	17,800	$1,396,588

Containers & Packaging—1.0%
Crown Holdings, Inc.	29,200	465,448
Owens-Illinois, Inc. (a)	98,900	2,039,318
Packaging Corp. of America	57,800	1,121,898
Smurfit-Stone Container Corp. (a)	227,654	2,358,496

		5,985,160

Distributors—0.3%
WESCO International, Inc.	45,700	1,547,859

Diversified Consumer Services—0.4%
Apollo Group, Inc. (Class A) (a)	12,600	836,514
Service Corp. International	153,300	1,270,857

		2,107,371

Diversified Financial Services—3.0%
Citigroup, Inc.	169,466	7,714,092
Doral Financial Corp.	67,100	876,997
JPMorgan Chase & Co.	269,728	9,151,871

		17,742,960

Diversified Telecommunication Services—2.3%
ALLTEL Corp.	11,100	722,721
MasTec, Inc. (a)	75,200	819,680
SBC Communications, Inc.	350,200	8,394,294
Telewest Global, Inc. (a)	68,000	1,560,600
Verizon Communications, Inc.	69,200	2,262,148

		13,759,443

Electric Utilities—0.5%
Entergy Corp.	9,500	706,040
PPL Corp.	66,200	2,140,246

		2,846,286

Electrical Equipment—0.4%
ABB, Ltd. (ADR)	110,100	810,336
Rockwell Automation, Inc.	28,700	1,518,230

		2,328,566

Electronic Equipment & Instruments—2.3%
Agilent Technologies, Inc. (a)	164,100	5,374,275
Amphenol Corp. (Class A)	31,400	1,266,676
Dionex Corp. (a)	12,500	678,125
ITC Holdings Corp.	1,100	31,878
Jabil Circuit, Inc. (a)	31,400	970,888
Samsung Electronics Co., Ltd. (KRW)	3,040	1,723,317
Symbol Technologies, Inc.	97,300	941,864
Trimble Navigation, Ltd. (a)	40,500	1,364,445
Vishar Intertechnology, Inc. (a)	124,800	1,491,360

		13,842,828

Security Description	Shares	Value

Energy Equipment & Services—6.9%
BJ Services Co.	95,400	$3,433,446
CMS Energy Corp. (a)	116,500	1,916,425
FMC Technologies, Inc. (a)	52,500	2,210,775
GlobalSantaFe Corp.	65,300	2,978,986
Halliburton Co.	127,500	8,736,300
Hornbeck Offshore Services, Inc.	7,900	289,377
National-Oilwell Varco, Inc. (a)	103,623	6,818,393
Pride International, Inc. (a)	91,400	2,605,814
Schlumberger, Ltd.	61,300	5,172,494
Smith International, inc. (a)	64,800	2,158,488
Transocean, Inc. (a)	19,800	1,213,938
Weatherford International, Ltd. (a)	48,800	3,350,608

		40,885,044

Food & Staples Retailing—1.3%
Rite Aid Corp.	58,700	227,756
Safeway, Inc. (a)	102,900	2,634,240
The Kroger Co. (a)	159,100	3,275,869
Wal-Mart Stores, Inc.	19,600	858,872
Walgreen Co.	16,700	725,615

		7,722,352

Food Products—0.5%
Nestle S.A. (CHF)	5,242	1,542,465
Tyson Foods, Inc. (Class A)	77,900	1,406,095

		2,948,560

Gas Utilities—0.1%
NOVA Chemicals Corp.	14,700	540,960

Health Care Equipment & Supplies—4.0%
Baxter International, Inc.	266,500	10,625,355
C.R. Bard, Inc.	14,300	944,229
Conmed Corp.	20,200	563,176
Medtronic, Inc.	74,000	3,967,880
PerkinElmer, Inc.	92,100	1,876,077
Thermo Electron Corp. (a)	68,800	2,125,920
Varian, Inc. (a)	15,800	542,256
Waters Corp. (a)	77,900	3,240,640

		23,885,533

Health Care Providers & Services—0.9%
McKesson Corp.	14,200	673,790
Psychiatric Solutions, Inc. (a)	22,200	1,203,906
Sierra Health Services, Inc. (a)	12,000	826,440
UnitedHealth Group, Inc.	37,600	2,113,120
WebMD Health Corp. (a)	11,000	271,139

		5,088,395

Hotels, Restaurants & Leisure—0.6%
McDonald’s Corp.	90,500	3,030,845
Red Robin Gourmet Burgers, Inc. (a)	15,600	715,104
Ruth’s Chris Steak House, Inc.	1,100	20,218

		3,766,167

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-20

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—0.7%
D.R. Horton, Inc.	21,800	$789,596
KB HOME	20,000	1,464,000
Sony Corp. (ADR)	33,600	1,115,184
Toll Brothers, Inc. (a)	20,300	906,801

		4,275,581

Household Products—1.0%
Colgate-Palmolive Co.	111,200	5,870,248

Industrial Conglomerates—5.7%
3M Co.	8,000	586,880
General Electric Co.	687,200	23,138,024
Hexcel Corp.	52,400	958,396
Smiths Group, Plc. (GBP)	91,300	1,550,340
Tyco International, Ltd.	284,600	7,926,110

		34,159,750

Insurance—7.8%
ACE, Ltd.	106,900	5,031,783
American International Group, Inc.	406,800	25,205,328
Hilb, Rogal & Hamilton Co.	48,700	1,817,484
Montpelier Re Holdings, Ltd.	16,500	410,025
PartnerRe, Ltd.	53,500	3,426,675
Platinum Underwriters Holdings, Ltd.	24,800	741,272
Scottish Re Group, Ltd.	34,800	829,632
The Chubb Corp.	4,600	411,930
The Hartford Financial Services Group, Inc.	58,600	4,522,162
W.R. Berkley Corp.	103,950	4,103,946

		46,500,237

Internet & Catalog Retail—0.9%
Coldwater Creek, Inc. (a)	43,800	1,104,636
eBay, Inc. (a)	99,100	4,082,920

		5,187,556

Internet Software & Services—1.4%
Akamai Technologies, Inc.	39,500	630,025
Baidu.com, Inc. (ADR)	600	38,412
Covad Communications Group, Inc.	1,024,700	1,086,182
Digital River, Inc.	12,400	432,140
Expedia, Inc. (a)	22,500	445,725
Google, Inc. (Class A) (a)	11,500	3,639,290
IAC/InterActiveCorp (a)	22,500	570,375
Yahoo!, Inc. (a)	53,100	1,796,904

		8,639,053

IT Services—0.6%
Affiliated Computer Services, Inc. (Class A) (a)	32,900	1,796,340
Anteon International Corp. (a)	17,400	744,024
Ceridian Corp. (a)	43,100	894,325

		3,434,689

Leisure Equipment & Products—1.1%
Eastman Kodak Co.	216,200	5,260,146
Leapfrog Enterprises, Inc.	71,700	1,059,009

		6,319,155

Security Description	Shares	Value

Machinery—0.5%
ITT Industries, Inc.	21,700	$2,465,120
Watts Industries, Inc.	18,900	545,265

		3,010,385

Media—3.7%
Clear Channel Communications, Inc.	88,800	2,920,632
EchoStar Communications Corp. (Class A)	20,000	591,400
Grupo Televisa S.A. (ADR)	14,000	1,003,940
Lamar Advertising Co. (Class A)	85,100	3,860,136
News Corp. (Class A)	33,322	519,490
Omnicom Group, Inc.	10,000	836,300
The Reader’s Digest Association, Inc. (Class A)	38,300	611,651
The Walt Disney Co.	118,900	2,869,057
Time Warner, Inc.	164,000	2,970,040
Univision Communications, Inc. (Class A) (a)	177,600	4,711,728
Viacom, Inc. (Class B)	40,033	1,321,489

		22,215,863

Metals & Mining—1.3%
Alcoa, Inc.	74,100	1,809,522
Freeport-McMoRan Copper & Gold, Inc. (Class B)	29,800	1,447,982
Newmont Mining Corp.	96,100	4,533,037

		7,790,541

Multi-Utilities—0.5%
PG&E Corp.	38,600	1,515,050
Public Service Enterprise Group, Inc.	9,200	592,112
The AES Corp. (a)	61,300	1,007,159

		3,114,321

Multiline Retail—0.3%
Federated Department Stores, Inc.	9,300	621,891
Kohl’s Corp. (a)	26,700	1,339,806

		1,961,697

Office Electronics—0.3%
Xerox Corp. (a)	41,800	570,570
Zebra Technologies Corp. (Class A) (a)	31,200	1,219,608

		1,790,178

Oil, Gas & Consumable Fuels—8.8%
Amerada Hess Corp.	12,300	1,691,250
Apache Corp.	21,100	1,587,142
Chevron Corp.	132,800	8,596,144
ConocoPhillips	37,944	2,652,665
El Paso Corp.	118,700	1,649,930
Encore Aquisition Co.	39,450	1,532,633
Exxon Mobil Corp.	341,700	21,711,618
Occidental Petroleum Corp.	32,500	2,776,475
OMI Corp.	57,700	1,031,099
Quicksilver Resources, Inc. (a)	99,700	4,764,663
Valero Energy Corp.	38,400	4,341,504

		52,335,123

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-21

Metropolitan Series Fund, Inc.

FI Value Leaders Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—3.5%
Allergan, Inc.	13,600	$1,246,032
Alnylam Pharmaceuticals, Inc.	84,600	955,980
Connetics Corp.	12,200	206,302
Pfizer, Inc.	266,900	6,664,493
Schering-Plough Corp.	194,900	4,102,645
Teva Pharmaceutical Industries, Ltd. (ADR)	51,000	1,704,420
Wyeth	129,000	5,968,830

		20,848,702

Real Estate—1.0%
Apartment Investment & Management Co. (REIT) (Class A)	37,300	1,446,494
Equity Lifestyle Properties, Inc. (REIT)	14,400	648,000
Equity Residential (REIT)	47,000	1,778,950
General Growth Properties, Inc. (REIT)	45,900	2,062,287

		5,935,731

Road & Rail—0.6%
Norfolk Southern Corp.	93,400	3,788,304

Semiconductors & Semiconductor Equipment—1.6%
Analog Devices, Inc.	41,800	1,552,452
Cabot Microelectronics Corp. (a)	20,300	596,414
Freescale Semiconductor, Inc. (a)	76,800	1,797,888
Intel Corp.	90,100	2,220,965
Maxim Integrated Products, Inc.	42,400	1,808,360
Micron Technology, Inc. (a)	70,600	938,980
PMC-Sierra, Inc. (a)	48,700	429,047

		9,344,106

Software—2.4%
BEA Systems, Inc.	117,400	1,054,252
Cognos, Inc.	12,400	482,732
Electronic Arts, Inc. (a)	13,200	750,948
Microsoft Corp.	255,600	6,576,588
NAVTEQ, Inc. (a)	29,800	1,488,510
Oracle Corp. (a)	45,300	561,267
Symantec Corp. (a)	71,900	1,629,254
TradeStation Group, Inc.	89,700	909,558
Ulticom, Inc.	58,600	646,358

		14,099,467

Specialty Retail—1.1%
OfficeMax, Inc.	46,800	1,482,156
Staples, Inc.	25,200	537,264
The Home Depot, Inc.	116,000	4,424,240

		6,443,660

Textiles, Apparel & Luxury Goods—0.0%
Maidenform Brands, Inc.	2,200	30,250

Thrifts & Mortgage Finance—1.3%
Federal Home Loan Mortgage Corp.	29,400	1,659,924
Federal National Mortgage Association	53,700	2,406,834
Golden West Financial Corp.	14,600	867,094

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)
Hudson City Bancorp, Inc.	54,900	$653,310
Sovereign Bancorp, Inc.	110,200	2,428,808

		8,015,970

Tobacco—1.4%
Altria Group, Inc.	115,000	8,476,650

Trading Companies & Distributors—0.3%
Watsco, Inc.	30,400	1,614,544

Wireless Telecommunication Services—2.3%
American Tower Corp. (Class A) (a)	142,200	3,547,890
Leap Wireless International, Inc.	23,800	837,760
Nextel Partners, Inc. (Class A) (a)	109,900	2,758,490
Sprint Nextel Corp.	269,170	6,400,863

		13,545,003

Total Common Stock (Identified Cost $534,254,056)		596,603,172

Short Term Investments—0.1%
Security Description	Face Amount	Value

Repurchase Agreement—0.1%
State Street Corp. Repurchase Agreement dated 9/30/05 at 1.75% to be repurchased at $748,109 on 10/03/05, collateralized by $675,000 U.S. Treasury Bond 5.50% due 8/15/28 with a value of $766,969.	$748,000	748,000

Total Short Term Investments (Identified Cost $748,000)		748,000

Total Investments—100.3% (Identified Cost $535,002,056) (b)		597,351,172
Liabilities in excess of other assets		(1,671,544)

Total Net Assets—100%		$595,679,628

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $535,002,056 and the composition of unrealized appreciation and depreciation of investment securities was $75,877,580 and $13,528,464, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(GBP)—	British Pound
(JPY)—	Japanese Yen
(KRW)—	South Korean Won

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-22

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—91.4% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—3.2%
Honeywell International, Inc.	239,550	$8,983,125
Raytheon Co.	250,000	9,505,000

		18,488,125

Automobiles—2.1%
Harley-Davidson, Inc.	249,300	12,076,092

Beverages—6.1%
Anheuser-Busch Cos., Inc.	286,500	12,330,960
Coca-Cola Enterprises, Inc.	256,700	5,005,650
Diageo, Plc. (ADR)	184,100	10,679,641
InBev NV (EUR)	168,000	6,670,636

		34,686,887

Building Products—1.9%
Masco Corp.	357,900	10,980,372

Capital Markets—1.1%
The Bank of New York Co., Inc.	209,100	6,149,631

Commercial Banks—2.0%
U.S. Bancorp	414,800	11,647,584

Commercial Services & Supplies—1.4%
Waste Management, Inc.	269,300	7,704,673

Computers & Peripherals—3.2%
Hewlett-Packard Co.	358,000	10,453,600
Sun Microsystems, Inc. (a)	2,056,700	8,062,264

		18,515,864

Diversified Consumer Services—1.9%
H&R Block, Inc.	447,000	10,719,060

Diversified Financial Services—4.4%
Citigroup, Inc.	293,700	13,369,224
JPMorgan Chase & Co.	337,800	11,461,554

		24,830,778

Food & Staples Retailing—2.0%
Wal-Mart Stores, Inc.	258,700	11,336,234

Food Products—2.9%
General Mills, Inc.	208,100	10,030,420
H.J. Heinz Co.	181,250	6,622,875

		16,653,295

Health Care Equipment & Supplies—2.3%
Baxter International, Inc.	330,800	13,188,996

Hotels, Restaurants & Leisure—5.5%
McDonald’s Corp.	514,700	17,237,303
Yum! Brands, Inc.	287,500	13,917,875

		31,155,178

Security Description	Shares	Value

Household Durables—5.7%
Fortune Brands, Inc.	139,600	$11,353,668
Pulte Homes, Inc.	233,200	10,008,944
The Black & Decker Corp.	133,500	10,959,015

		32,321,627

Industrial Conglomerates—1.5%
Tyco International, Ltd.	315,000	8,772,750

Insurance—1.7%
AFLAC, Inc.	214,500	9,716,850

IT Services—3.2%
Automatic Data Processing, Inc.	142,000	6,111,680
First Data Corp.	299,600	11,984,000

		18,095,680

Leisure Equipment & Products—0.8%
Mattel, Inc.	285,900	4,768,812

Media—17.5%
Comcast Corp. (Special Class A) (a)	382,800	11,016,984
Discovery Holding Co. (Class A) (a)	129,100	1,864,204
EchoStar Communications Corp. (Class A)	284,900	8,424,493
Gannett Co., Inc.	136,100	9,367,763
Knight-Ridder, Inc.	65,100	3,820,068
Liberty Media Corp. (Class A) (a)	1,291,000	10,392,550
The DIRECTV Group, Inc. (a)	781,872	11,712,443
The Walt Disney Co.	537,900	12,979,527
Time Warner, Inc.	822,100	14,888,231
Viacom, Inc. (Class B)	459,400	15,164,794

		99,631,057

Multiline Retail—2.1%
Kohl’s Corp. (a)	236,700	11,877,606

Office Electronics—1.2%
Xerox Corp. (a)	498,900	6,809,985

Oil, Gas & Consumable Fuels—3.8%
Burlington Resources, Inc.	123,200	10,018,624
ConocoPhillips	169,500	11,849,745

		21,868,369

Pharmaceuticals—3.3%
Abbott Laboratories	190,700	8,085,680
Bristol-Myers Squibb Co.	434,600	10,456,476

		18,542,156

Semiconductors & Semiconductor Equipment—1.4%
Intel Corp.	263,000	6,482,950
Texas Instruments, Inc.	50,000	1,695,000

		8,177,950

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-23

Metropolitan Series Fund, Inc.

Harris Oakmark Large Cap Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—5.3%
Limited Brands, Inc.	430,200	$8,788,986
The Gap, Inc.	485,900	8,469,237
The Home Depot, Inc.	345,200	13,165,928

		30,424,151

Thrifts & Mortgage Finance—3.9%
MGIC Investment Corp.	139,800	8,975,160
Washington Mutual, Inc.	333,100	13,064,182

		22,039,342

Total Common Stock (Identified Cost $444,070,928)		521,179,104

Short Term Investments—8.2%
Security Description	Face Amount	Value

Repurchase Agreement—8.2%
State Street Corp. Repurchase Agreement dated 09/30/05 at 1.200% to be repurchased at $46,702,670 on 10/03/05, collateralized by $48,220,000 U.S. Treasury Note 4.000% due 09/30/07 with a value of $48,099,450.	$46,698,000	$46,698,000

Total Short Term Investments (Identified Cost $46,698,000)		46,698,000

Total Investments—99.6% (Identified Cost $490,768,928) (b)		567,877,104
Other assets less liabilities		2,459,753

Total Net Assets—100%		$570,336,857

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $490,768,928 and the composition of unrealized appreciation and depreciation of investment securities was $86,415,005 and $9,306,829, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(EUR)—	Euro

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-24

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—99.0% of Total Net Assets

Security Description	Shares	Value

Beverages—1.3%
PepsiCo, Inc.	225,000	$12,759,750

Biotechnology—6.6%
Amgen, Inc. (a) (b)	265,100	21,120,517
Genentech, Inc. (b)	357,700	30,121,917
Gilead Sciences, Inc. (b)	294,700	14,369,572

		65,612,006

Capital Markets—5.3%
Lehman Brothers Holdings, Inc. (a)	49,200	5,730,816
Merrill Lynch & Co., Inc.	267,100	16,386,585
The Charles Schwab Corp.	1,306,600	18,854,238
The Goldman Sachs Group, Inc.	96,300	11,708,154

		52,679,793

Communications Equipment—4.1%
Cisco Systems, Inc. (b)	639,800	11,471,614
Nokia Corp. (ADR) (a)	419,400	7,092,054
QUALCOMM, Inc.	490,700	21,958,825

		40,522,493

Computers & Peripherals—4.3%
Apple Computer, Inc. (b)	345,500	18,522,255
Dell, Inc. (b)	402,000	13,748,400
EMC Corp.	778,800	10,077,672

		42,348,327

Consumer Finance—2.5%
American Express Co.	426,900	24,521,136

Diversified Financial Services—1.1%
JPMorgan Chase & Co.	323,860	10,988,570

Electronic Equipment & Instruments—1.4%
Agilent Technologies, Inc. (b)	428,900	14,046,475

Energy Equipment & Services—3.1%
Schlumberger, Ltd. (a)	360,600	30,427,428

Food & Staples Retailing—2.2%
Whole Foods Market, Inc.	162,800	21,888,460

Food Products—1.3%
Cadbury Schweppes, Plc. (ADR) (a)	307,400	12,520,402

Health Care Equipment & Supplies—3.2%
Alcon, Inc.	144,200	18,440,296
St. Jude Medical, Inc. (b)	288,300	13,492,440

		31,932,736

Health Care Providers & Services—5.9%
Caremark Rx, Inc. (b)	332,900	16,621,697
CIGNA Corp.	97,200	11,455,992
UnitedHealth Group, Inc.	292,500	16,438,500
WellPoint, Inc. (b)	181,200	13,738,584

		58,254,773

Security Description	Shares	Value

Hotels, Restaurants & Leisure—0.4%
Starbucks Corp. (a) (b)	82,600	$4,138,260

Household Products—1.6%
The Procter & Gamble Co.	261,200	15,530,952

Industrial Conglomerates—3.1%
General Electric Co.	924,900	31,141,383

Insurance—1.0%
American International Group, Inc.	160,400	9,938,384

Internet & Catalog Retail—3.8%
Amazon.com, Inc. (a) (b)	110,100	4,987,530
eBay, Inc. (b)	797,400	32,852,880

		37,840,410

Internet Software & Services—7.1%
Google, Inc. (Class A) (b)	147,000	46,519,620
Yahoo!, Inc. (b)	720,100	24,368,184

		70,887,804

Multiline Retail—3.4%
Federated Department Stores, Inc.	190,600	12,745,422
Target Corp.	412,500	21,421,125

		34,166,547

Oil, Gas & Consumable Fuels—1.5%
Suncor Energy, Inc.	240,200	14,539,306

Personal Products—1.7%
The Estee Lauder Cos., Inc. (Class A) (a)	195,200	6,798,816
The Gillette Co.	176,700	10,283,940

		17,082,756

Pharmaceuticals—7.2%
Eli Lilly & Co.	252,700	13,524,504
Novartis AG (ADR) (a)	396,500	20,221,500
Roche Holding AG (ADR)	357,700	24,942,600
Sanofi-Aventis (ADR)	305,300	12,685,215

		71,373,819

Semiconductors & Semiconductor Equipment—9.7%
Applied Materials, Inc.	921,500	15,628,640
Intel Corp.	676,900	16,685,585
Marvell Technology Group, Ltd. (b)	485,200	22,372,572
Maxim Integrated Products, Inc. (a)	425,100	18,130,515
Texas Instruments, Inc.	692,800	23,485,920

		96,303,232

Software—7.8%
Adobe Systems, Inc.	616,700	18,408,495
Electronic Arts, Inc. (b)	311,300	17,709,857
Mercury Interactive Corp. (a) (b)	192,800	7,634,880
Microsoft Corp.	498,100	12,816,113

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-25

Metropolitan Series Fund, Inc.

Jennison Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
NAVTEQ, Inc. (b)	193,900	$9,685,305
SAP AG (ADR) (a)	261,800	11,343,794

		77,598,444

Specialty Retail—4.2%
Chico’s FAS, Inc. (b)	562,400	20,696,320
Lowe’s Cos., Inc. (a)	191,400	12,326,160
Williams-Sonoma, Inc. (b)	221,200	8,483,020

		41,505,500

Textiles, Apparel & Luxury Goods—2.8%
Coach, Inc. (a) (b)	420,500	13,186,880
NIKE, Inc. (Class B)	181,600	14,833,088

		28,019,968

Wireless Telecommunication Services—1.4%
Sprint Nextel Corp.	592,684	14,094,025

Total Common Stock (Identified Cost $809,909,268)		982,663,139

Short Term Investments—0.9%
Security Description	Face Amount	Value

Commercial Paper—0.9%
Citigroup Funding, Inc. 3.840%, 10/03/05	$9,101,000	$9,101,000

Total Short Term Investments (Identified Cost $9,101,000)		9,101,000

Total Investments—99.9% (Identified Cost $819,010,268) (c)		991,764,139
Other assets less liabilities		895,139

Total Net Assets—100%		$992,659,278

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $32,389,393 and the collateral received consisted of cash in the amount of $32,890,387.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $819,010,268 and the composition of unrealized appreciation and depreciation of investment securities was $183,855,097 and $11,101,226, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-26

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—98.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.2%
General Dynamics Corp.	87,551	$10,466,722
Goodrich Corp.	52,945	2,347,581
Honeywell International, Inc.	372,442	13,966,575
L-3 Communications Holdings, Inc.	51,686	4,086,812
Lockheed Martin Corp.	158,490	9,674,230
Northrop Grumman Corp.	155,525	8,452,784
Raytheon Co.	196,572	7,473,667
Rockwell Collins, Inc.	76,950	3,718,224
The Boeing Co.	357,397	24,285,126
United Technologies Corp.	446,314	23,136,918

		107,608,639

Air Freight & Logistics—0.9%
FedEx Corp.	131,891	11,491,663
Ryder System, Inc. (a)	27,967	957,031
United Parcel Service, Inc. (Class B)	482,246	33,337,666

		45,786,360

Airlines—0.1%
Southwest Airlines Co.	301,734	4,480,750

Auto Components—0.2%
Cooper Tire & Rubber Co.	26,671	407,266
Dana Corp.	65,494	616,298
Delphi Corp.	244,513	674,856
Johnson Controls, Inc.	83,858	5,203,389
The Goodyear Tire & Rubber Co. (a) (b)	76,685	1,195,519
Visteon Corp.	56,043	548,101

		8,645,429

Automobiles—0.4%
Ford Motor Co.	807,059	7,957,602
General Motors Corp. (a)	246,293	7,539,029
Harley-Davidson, Inc. (a)	119,515	5,789,306

		21,285,937

Beverages—2.1%
Anheuser-Busch Cos., Inc.	338,311	14,560,905
Brown-Forman Corp. (Class B)	36,138	2,151,657
Coca-Cola Enterprises, Inc.	131,273	2,559,824
Constellation Brands, Inc. (b)	85,354	2,219,204
Molson Coors Brewing Co. (a)	24,916	1,594,873
PepsiCo, Inc.	727,262	41,243,028
The Coca-Cola Co.	904,328	39,057,926
The Pepsi Bottling Group, Inc. (a)	60,469	1,726,390

		105,113,807

Biotechnology—1.5%
Amgen, Inc. (b)	537,361	42,811,551
Applera Corp.—Applied Biosystems Group	85,074	1,977,120
Biogen Idec, Inc. (b)	147,356	5,817,615
Chiron Corp. (b)	47,460	2,070,205
Genzyme Corp. (b)	111,789	8,008,564
Gilead Sciences, Inc. (b)	198,570	9,682,273
MedImmune, Inc. (b)	107,285	3,610,140

		73,977,468

Security Description	Shares	Value

Building Products—0.2%
American Standard Cos., Inc. (b)	79,883	$3,718,554
Masco Corp.	187,452	5,751,027

		9,469,581

Capital Markets—2.9%
E*TRADE Financial Corp. (b)	161,404	2,840,710
Federated Investors, Inc. (Class B)	36,894	1,225,988
Franklin Resources, Inc.	64,656	5,428,518
Janus Capital Group, Inc. (a)	97,074	1,402,719
Lehman Brothers Holdings, Inc.	118,526	13,805,908
Mellon Financial Corp.	182,123	5,822,472
Merrill Lynch & Co., Inc.	403,453	24,751,842
Morgan Stanley	473,036	25,515,562
Northern Trust Corp.	80,838	4,086,361
State Street Corp.	144,110	7,049,861
T. Rowe Price Group, Inc.	56,523	3,690,952
The Bank of New York Co., Inc.	339,029	9,970,843
The Bear Stearns Co., Inc.	48,988	5,376,433
The Charles Schwab Corp.	452,627	6,531,408
The Goldman Sachs Group, Inc.	202,517	24,622,017

		142,121,594

Chemicals—1.5%
Air Products & Chemicals, Inc.	96,555	5,324,043
Ashland, Inc.	32,316	1,785,136
E. I. du Pont de Nemours & Co.	433,249	16,970,363
Eastman Chemical Co.	35,486	1,666,777
Ecolab, Inc.	80,198	2,560,722
Engelhard Corp.	52,320	1,460,251
Hercules, Inc. (b)	49,116	600,198
International Flavours & Fragrances, Inc.	35,563	1,267,465
Monsanto Co.	116,999	7,341,687
PPG Industries, Inc.	73,995	4,379,764
Praxair, Inc.	140,815	6,749,263
Rohm & Haas Co.	63,313	2,604,064
Sigma-Aldrich Corp.	29,398	1,883,236
The Dow Chemical Co.	420,107	17,505,859

		72,098,828

Commercial Banks—5.3%
AmSouth Bancorp.	152,626	3,855,333
Bank of America Corp.	1,749,929	73,672,011
BB&T Corp.	238,459	9,311,824
Comerica, Inc.	72,852	4,290,983
Compass Bancshares, Inc.	54,160	2,482,153
Fifth Third Bancorp.	242,213	8,896,483
First Horizon National Corp. (a)	54,490	1,980,712
Huntington Bancshares, Inc.	100,529	2,258,887
KeyCorp.	178,265	5,749,046
M&T Bank Corp.	35,189	3,719,829
Marshall & Ilsley Corp.	90,240	3,926,342
National City Corp.	247,673	8,282,185
North Fork Bancorp., Inc.	208,360	5,313,180
PNC Financial Services Group, Inc.	126,634	7,347,305
Regions Financial Corp.	200,559	6,241,396
SunTrust Banks, Inc.	157,896	10,965,877

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-27

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Synovus Financial Corp.	135,784	$3,763,932
U.S. Bancorp.	795,999	22,351,652
Wachovia Corp.	686,980	32,693,378
Wells Fargo & Co.	735,190	43,060,078
Zions Bancorp.	39,232	2,793,711

		262,956,297

Commercial Services & Supplies—0.7%
Allied Waste Industries, Inc. (a) (b)	95,027	802,978
Avery Dennison Corp.	48,110	2,520,483
Cendant Corp. (a)	455,705	9,405,751
Cintas Corp.	60,114	2,467,680
Equifax, Inc.	56,726	1,982,006
Monster Worldwide, Inc. (b)	53,043	1,628,950
Pitney Bowes, Inc.	99,674	4,160,393
R.R. Donnelley & Sons Co.	93,508	3,466,342
Robert Half International, Inc.	73,740	2,624,407
Waste Management, Inc.	244,812	7,004,071

		36,063,061

Communications Equipment—2.8%
ADC Telecommunications, Inc. (a) (b)	50,739	1,159,894
Andrew Corp. (a) (b)	70,753	788,896
Avaya, Inc. (b)	184,714	1,902,554
CIENA Corp. (b)	251,720	664,541
Cisco Systems, Inc. (b)	2,783,333	49,905,161
Comverse Technology, Inc. (b)	87,671	2,303,117
Corning, Inc. (b)	641,127	12,392,985
JDS Uniphase Corp. (b)	717,813	1,593,545
Lucent Technologies, Inc. (a) (b)	1,935,866	6,291,564
Motorola, Inc.	1,075,346	23,754,393
QUALCOMM, Inc.	710,096	31,776,796
Scientific-Atlanta, Inc.	66,725	2,502,855
Tellabs, Inc. (b)	194,899	2,050,337

		137,086,638

Computers & Peripherals—3.6%
Apple Computer, Inc. (b)	361,416	19,375,512
Dell, Inc. (b)	1,044,155	35,710,101
EMC Corp. (b)	1,049,904	13,585,758
Gateway, Inc. (a) (b)	114,774	309,890
Hewlett-Packard Co.	1,247,790	36,435,468
International Business Machines Corp.	695,016	55,754,184
Lexmark International, Inc. (Class A) (b)	51,708	3,156,773
NCR Corp. (b)	80,921	2,582,189
Network Appliance, Inc. (b)	160,245	3,804,216
QLogic Corp. (a) (b)	39,501	1,350,934
Sun Microsystems, Inc. (b)	1,485,177	5,821,894

		177,886,919

Construction & Engineering—0.1%
Fluor Corp.	37,776	2,432,019

Construction Materials—0.1%
Vulcan Materials Co.	44,550	3,306,056

Security Description	Shares	Value

Consumer Finance—1.4%
American Express Co.	540,449	$31,043,391
Capital One Financial Corp.	125,735	9,998,447
MBNA Corp.	547,830	13,498,531
Providian Financial Corp. (b)	128,391	2,269,953
SLM Corp.	181,850	9,754,434

		66,564,756

Containers & Packaging—0.2%
Ball Corp.	47,533	1,746,362
Bemis Co., Inc.	46,561	1,150,057
Pactiv Corp. (b)	65,228	1,142,795
Sealed Air Corp. (b)	36,094	1,713,021
Temple-Inland, Inc.	49,207	2,010,106

		7,762,341

Distributors—0.1%
Genuine Parts Co.	75,809	3,252,206

Diversified Consumer Services—0.2%
Apollo Group, Inc. (Class A) (b)	63,694	4,228,645
H&R Block, Inc.	141,394	3,390,628

		7,619,273

Diversified Financial Services—3.4%
CIT Group, Inc.	87,850	3,969,063
Citigroup, Inc.	2,251,727	102,498,613
JPMorgan Chase & Co.	1,529,950	51,911,203
Moody’s Corp.	110,083	5,623,040
Principal Financial Group, Inc.	121,818	5,770,519

		169,772,438

Diversified Telecommunication Services—2.4%
ALLTEL Corp.	166,281	10,826,556
AT&T Corp.	349,303	6,916,200
BellSouth Corp.	798,041	20,988,478
CenturyTel, Inc.	56,600	1,979,868
Citizens Communications Co.	149,460	2,025,183
Qwest Communications International, Inc. (a) (b)	664,205	2,723,241
SBC Communications, Inc.	1,438,959	34,491,847
Verizon Communications, Inc.	1,204,328	39,369,482

		119,320,855

Electric Utilities—2.1%
Allegheny Energy, Inc. (a) (b)	70,878	2,177,372
Ameren Corp. (a)	88,747	4,747,077
American Electric Power Co., Inc.	171,238	6,798,149
CenterPoint Energy, Inc.	134,818	2,004,744
Cinergy Corp.	86,619	3,846,750
Consolidated Edison, Inc. (a)	106,422	5,166,788
DTE Energy Co.	77,454	3,552,040
Edison International	141,901	6,709,079
Entergy Corp.	90,407	6,719,048
Exelon Corp. (a)	292,048	15,607,045
FirstEnergy Corp.	143,654	7,487,246

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-28

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electric Utilities—(Continued)
FPL Group, Inc.	171,606	$8,168,446
Pinnacle West Capital Corp. (a)	43,013	1,896,013
PPL Corp.	165,287	5,343,729
Progress Energy, Inc. (a)	109,417	4,896,411
TECO Energy, Inc.	90,528	1,631,314
The Southern Co. (a)	325,259	11,631,262
Xcel Energy, Inc.	175,408	3,439,751

		101,822,264

Electrical Equipment—0.4%
American Power Conversion Corp.	74,481	1,929,058
Cooper Industries, Ltd. (Class A)	40,338	2,788,969
Emerson Electric Co.	179,915	12,917,897
Rockwell Automation, Inc.	79,093	4,184,020

		21,819,944

Electronic Equipment & Instruments—0.3%
Agilent Technologies, Inc. (b)	215,229	7,048,750
Jabil Circuit, Inc. (b)	74,897	2,315,815
Molex, Inc.	63,116	1,683,935
Sanmina-SCI Corp. (b)	228,923	982,080
Solectron Corp. (b)	423,441	1,655,654
Symbol Technologies, Inc.	105,852	1,024,647
Tektronix, Inc.	36,799	928,439

		15,639,320

Energy Equipment & Services—1.6%
Baker Hughes, Inc.	148,374	8,854,960
BJ Services Co.	140,390	5,052,636
CMS Energy Corp. (a) (b)	95,498	1,570,942
Halliburton Co.	221,383	15,169,163
Nabors Industries, Ltd. (b)	68,581	4,926,173
National-Oilwell Varco, Inc. (b)	75,520	4,969,216
Noble Corp.	59,542	4,076,245
Rowan Cos., Inc. (b)	47,434	1,683,433
Schlumberger, Ltd.	256,224	21,620,181
Transocean, Inc. (b)	143,192	8,779,102
Weatherford International, Ltd. (b)	60,277	4,138,619

		80,840,670

Food & Staples Retailing—2.3%
Albertson’s, Inc. (a)	160,450	4,115,543
Costco Wholesale Corp.	208,704	8,993,055
CVS Corp.	354,045	10,270,846
Safeway, Inc. (b)	195,422	5,002,803
Supervalu, Inc.	59,186	1,841,868
Sysco Corp.	275,709	8,648,991
The Kroger Co. (b)	315,316	6,492,357
Wal-Mart Stores, Inc.	1,087,788	47,666,870
Walgreen Co.	445,284	19,347,590

		112,379,923

Food Products—1.1%
Archer-Daniels-Midland Co.	283,324	6,986,770
Campbell Soup Co.	80,552	2,396,422

Security Description	Shares	Value

Food Products—(Continued)
ConAgra Foods, Inc.	225,558	$5,582,560
General Mills, Inc.	159,415	7,683,803
H.J. Heinz Co.	148,452	5,424,436
Hershey Co.	79,948	4,501,872
Kellogg Co.	111,570	5,146,724
McCormick & Co., Inc. (a)	58,312	1,902,721
Sara Lee Corp.	341,696	6,475,139
Tyson Foods, Inc. (Class A)	109,469	1,975,915
Wm. Wrigley Jr., Co.	78,294	5,627,773

		53,704,135

Gas Utilities—0.1%
KeySpan Corp.	75,905	2,791,786
Nicor, Inc. (a)	19,228	808,153
NiSource, Inc.	118,677	2,877,917
Peoples Energy Corp. (a)	16,611	654,141

		7,131,997

Health Care Equipment & Supplies—2.1%
Bausch & Lomb, Inc.	23,418	1,889,364
Baxter International, Inc.	271,121	10,809,594
Becton, Dickinson & Co.	108,859	5,707,477
Biomet, Inc.	108,693	3,772,734
Boston Scientific Corp. (b)	257,196	6,010,671
C.R. Bard, Inc.	45,859	3,028,070
Fisher Scientific International, Inc. (b)	53,100	3,294,855
Guidant Corp.	143,740	9,902,249
Hospira, Inc. (b)	69,635	2,852,946
Medtronic, Inc.	527,456	28,282,191
Millipore Corp. (b)	22,456	1,412,258
PerkinElmer, Inc. (a)	56,729	1,155,570
St. Jude Medical, Inc. (b)	158,794	7,431,559
Stryker Corp.	126,533	6,254,526
Thermo Electron Corp. (b)	70,388	2,174,989
Waters Corp. (b)	50,088	2,083,661
Zimmer Holdings, Inc. (b)	107,726	7,421,244

		103,483,958

Health Care Providers & Services—2.9%
Aetna, Inc.	126,283	10,878,018
AmerisourceBergen Corp.	45,207	3,494,501
Cardinal Health, Inc.	185,900	11,793,496
Caremark Rx, Inc. (b)	195,987	9,785,631
CIGNA Corp.	55,996	6,599,689
Coventry Health Care, Inc. (b)	46,766	4,022,811
Express Scripts, Inc. (b)	64,733	4,026,393
HCA, Inc.	196,844	9,432,764
Health Management Associates, Inc. (Class A) (a)	107,658	2,526,733
Humana, Inc. (b)	70,738	3,386,935
IMS Health, Inc.	98,330	2,474,966
Laboratory Corp. of America Holdings (b)	58,848	2,866,486
Manor Care, Inc. (a)	34,446	1,323,071
McKesson Corp.	134,296	6,372,345
Medco Health Solutions, Inc. (b)	132,570	7,268,813

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-29

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
Quest Diagnostics, Inc. (a)	72,494	$3,663,847
Tenet Healthcare Corp. (b)	204,073	2,291,740
UnitedHealth Group, Inc.	550,135	30,917,587
WellPoint, Inc. (b)	267,249	20,262,819

		143,388,645

Hotels, Restaurants & Leisure—1.4%
Carnival Corp.	187,974	9,394,941
Darden Restaurants, Inc.	58,505	1,776,797
Harrah’s Entertainment, Inc.	79,967	5,213,049
Hilton Hotels Corp.	142,692	3,184,885
International Game Technology (a)	148,546	4,010,742
Marriott International, Inc. (Class A)	74,564	4,697,532
McDonald’s Corp.	544,434	18,233,095
Starbucks Corp. (b)	167,346	8,384,035
Starwood Hotels & Resorts Worldwide, Inc. (Class B)	94,808	5,420,173
Wendy’s International, Inc.	50,314	2,271,677
Yum! Brands, Inc.	124,306	6,017,653

		68,604,579

Household Durables—0.7%
Centex Corp.	55,896	3,609,764
D.R. Horton, Inc.	118,557	4,294,134
Fortune Brands, Inc.	63,579	5,170,880
KB HOME	33,780	2,472,696
Leggett & Platt, Inc.	82,135	1,659,127
Maytag Corp. (a)	34,781	635,101
Newell Rubbermaid, Inc. (a)	119,901	2,715,758
Pulte Homes, Inc.	93,433	4,010,144
Snap-On, Inc.	25,180	909,502
The Black & Decker Corp.	35,043	2,876,680
The Stanley Works	31,621	1,476,068
Whirlpool Corp.	29,093	2,204,377

		32,034,231

Household Products—1.9%
Colgate-Palmolive Co.	226,226	11,942,470
Kimberly-Clark Corp.	207,440	12,348,903
The Clorox Co.	66,077	3,669,917
The Procter & Gamble Co. (a)	1,116,763	66,402,728

		94,364,018

Independent Power Producers & Energy Traders—0.6%
Constellation Energy Group, Inc.	77,515	4,774,924
Duke Energy Co.	403,468	11,769,161
TXU Corp.	104,553	11,801,943

		28,346,028

Industrial Conglomerates—4.2%
3M Co.	333,212	24,444,432
General Electric Co.	4,616,974	155,453,515
Textron, Inc.	58,260	4,178,407
Tyco International, Ltd.	881,457	24,548,578

		208,624,932

Security Description	Shares	Value

Insurance—4.4%
ACE, Ltd.	125,590	$5,911,521
AFLAC, Inc.	218,506	9,898,322
Ambac Financial Group, Inc.	46,586	3,356,987
American International Group, Inc.	1,130,236	70,029,423
Aon Corp.	138,726	4,450,330
Cincinnati Financial Corp.	76,128	3,189,002
Jefferson-Pilot Corp.	58,696	3,003,474
Lincoln National Corp.	75,124	3,907,950
Loews Corp.	59,040	5,455,886
Marsh & McLennan Cos., Inc.	233,128	7,084,760
MBIA, Inc. (a)	58,380	3,538,996
MetLife, Inc.	329,471	16,417,540
Prudential Financial, Inc.	223,427	15,094,728
Safeco Corp.	54,477	2,907,982
The Allstate Corp.	286,051	15,815,760
The Chubb Corp.	86,383	7,735,598
The Hartford Financial Services Group, Inc.	130,433	10,065,515
The Progressive Corp.	85,891	8,998,800
The St. Paul Travelers Cos., Inc.	294,190	13,200,305
Torchmark, Inc. (a)	45,437	2,400,437
UnumProvident Corp. (a)	129,738	2,659,629
XL Capital, Ltd. (Class A)	61,149	4,159,966

		219,282,911

Internet & Catalog Retail—0.4%
eBay, Inc. (b)	483,522	19,921,106

Internet Software & Services—0.4%
Yahoo!, Inc. (b)	546,141	18,481,411

IT Services—1.0%
Affiliated Computer Services, Inc. (Class A) (b)	54,707	2,987,002
Automatic Data Processing, Inc.	252,695	10,875,993
Computer Sciences Corp. (a) (b)	80,479	3,807,461
Convergys Corp. (b)	60,996	876,513
Electronic Data Systems Corp. (a)	226,013	5,071,732
First Data Corp.	336,035	13,441,400
Fiserv, Inc. (b)	81,931	3,758,175
Paychex, Inc.	145,051	5,378,491
Sabre Holdings Corp. (Class A) (a)	57,105	1,158,089
Unisys Corp. (b)	148,319	984,838

		48,339,694

Leisure Equipment & Products—0.2%
Brunswick Corp.	42,369	1,598,582
Eastman Kodak Co. (a)	125,084	3,043,294
Hasbro, Inc.	77,960	1,531,914
Mattel, Inc.	175,824	2,932,744

		9,106,534

Machinery—1.4%
Caterpillar, Inc.	294,757	17,316,974
Cummins, Inc. (a)	20,245	1,781,358
Danaher Corp.	103,492	5,570,974
Deere & Co.	105,047	6,428,877
Dover Corp.	88,192	3,597,352

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-30

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—(Continued)
Eaton Corp.	64,197	$4,079,719
Illinois Tool Works, Inc.	90,922	7,485,608
Ingersoll-Rand Co., Ltd. (Class A)	146,910	5,616,369
ITT Industries, Inc.	40,379	4,587,054
Navistar International Corp. (b)	26,869	871,362
PACCAR, Inc.	74,664	5,068,939
Pall Corp.	54,176	1,489,840
Parker Hannifin Corp.	52,127	3,352,287

		67,246,713

Media—3.4%
Clear Channel Communications, Inc.	236,337	7,773,124
Comcast Corp. (Class A) (b)	956,413	28,099,414
Dow Jones & Co., Inc. (a)	25,623	978,542
Gannett Co., Inc. (a)	106,278	7,315,115
Knight-Ridder, Inc.	30,224	1,773,544
Meredith Corp.	18,258	910,892
New York Times Co. (Class A) (a)	63,271	1,882,312
News Corp. (Class A)	1,066,908	16,633,096
Omnicom Group, Inc.	79,314	6,633,030
The Interpublic Group of Cos., Inc. (b)	184,181	2,143,867
The McGraw-Hill Cos., Inc.	162,801	7,820,960
The Walt Disney Co.	875,476	21,125,236
Time Warner, Inc.	2,044,451	37,025,008
Tribune Co.	115,480	3,913,617
Univision Communications, Inc. (Class A) (b)	100,259	2,659,871
Viacom, Inc. (Class B)	690,446	22,791,622

		169,479,250

Metals & Mining—0.7%
Alcoa, Inc.	379,962	9,278,672
Allegheny Technologies, Inc.	36,641	1,135,138
Freeport-McMoRan Copper & Gold, Inc. (Class B)	77,238	3,752,995
Newmont Mining Corp.	194,337	9,166,876
Nucor Corp.	68,045	4,013,975
Phelps Dodge Corp.	42,226	5,486,424
United States Steel Corp.	49,758	2,107,251

		34,941,331

Multi-Utilities—0.8%
Calpine Corp. (a) (b)	247,365	640,675
Dominion Resources, Inc.	148,425	12,785,330
Dynegy, Inc. (Class A) (a) (b)	124,756	587,601
PG&E Corp.	162,477	6,377,222
Public Service Enterprise Group, Inc.	104,102	6,700,005
Sempra Energy	111,558	5,249,919
The AES Corp. (b)	284,477	4,673,957

		37,014,709

Multiline Retail—1.1%
Big Lots, Inc. (a) (b)	49,581	544,895
Dillard’s, Inc. (Class A) (a)	28,036	585,392
Dollar General Corp.	139,801	2,563,950
Family Dollar Stores, Inc.	71,817	1,427,004
Federated Department Stores, Inc.	115,478	7,722,014

Security Description	Shares	Value

Multiline Retail—(Continued)
J.C. Penney Co., Inc.	109,059	$5,171,578
Kohl’s Corp. (b)	150,113	7,532,670
Nordstrom, Inc.	96,433	3,309,581
Sears Holdings Corp. (b)	44,514	5,538,432
Target Corp.	385,298	20,008,525

		54,404,041

Mutual Funds—0.7%
SPDR Trust Series 1 (a)	272,900	33,577,616

Office Electronics—0.1%
Xerox Corp. (a) (b)	417,881	5,704,076

Oil, Gas & Consumable Fuels—8.4%
Amerada Hess Corp.	34,792	4,783,900
Anadarko Petroleum Corp.	102,935	9,856,026
Apache Corp.	143,223	10,773,234
Burlington Resources, Inc.	165,958	13,495,705
Chevron Corp.	980,782	63,486,019
ConocoPhillips	606,241	42,382,308
Devon Energy Corp.	197,390	13,548,850
El Paso Corp.	287,153	3,991,427
EOG Resources, Inc.	104,572	7,832,443
Exxon Mobil Corp.	2,746,076	174,485,669
Kerr-McGee Corp.	50,245	4,879,292
Kinder Morgan, Inc.	41,612	4,001,410
Marathon Oil Corp.	159,409	10,988,062
Murphy Oil Corp.	71,489	3,565,156
Occidental Petroleum Corp.	174,125	14,875,499
Sunoco, Inc.	59,491	4,652,196
The Williams Cos., Inc.	249,202	6,242,510
Valero Energy Corp.	133,098	15,048,060
XTO Energy, Inc.	157,345	7,130,875

		416,018,641

Paper & Forest Products—0.4%
Georgia-Pacific Corp.	113,332	3,860,088
International Paper Co.	213,627	6,366,085
Louisiana-Pacific Corp.	48,280	1,336,873
MeadWestvaco Corp.	80,134	2,213,301
Weyerhaeuser Co.	106,688	7,334,800

		21,111,147

Personal Products—0.6%
Alberto-Culver Co. (Class B) (a)	32,839	1,469,545
Avon Products, Inc.	205,035	5,535,945
The Gillette Co.	391,618	22,792,168

		29,797,658

Pharmaceuticals—6.5%
Abbott Laboratories	676,995	28,704,588
Allergan, Inc.	56,961	5,218,767
Bristol-Myers Squibb Co.	851,837	20,495,198
Eli Lilly & Co.	493,810	26,428,711
Forest Laboratories, Inc. (b)	148,032	5,768,807

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-31

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Pharmaceuticals—(Continued)
Johnson & Johnson	1,295,570	$81,983,670
King Pharmaceuticals, Inc. (b)	105,284	1,619,268
Merck & Co., Inc.	956,243	26,019,372
Mylan Laboratories, Inc.	95,207	1,833,687
Pfizer, Inc.	3,210,076	80,155,598
Schering-Plough Corp.	643,007	13,535,297
Watson Pharmaceuticals, Inc. (b)	45,395	1,661,911
Wyeth	584,123	27,027,371

		320,452,245

Real Estate—0.7%
Apartment Investment & Management Co. (REIT) (Class A)	41,596	1,613,093
Archstone-Smith Trust (REIT)	92,224	3,676,971
Equity Office Properties Trust (REIT)	178,816	5,849,071
Equity Residential (REIT)	125,060	4,733,521
Plum Creek Timber Co., Inc. (REIT)	80,124	3,037,501
ProLogis (REIT)	107,584	4,767,047
Public Storage, Inc.	35,997	2,411,799
Simon Property Group, Inc. (REIT)	79,740	5,910,329
Vornado Realty Trust (REIT)	51,349	4,447,850

		36,447,182

Road & Rail—0.6%
Burlington Northern Santa Fe Corp.	162,642	9,725,991
CSX Corp.	94,493	4,392,035
Norfolk Southern Corp.	176,187	7,146,145
Union Pacific Corp.	114,882	8,237,039

		29,501,210

Semiconductors & Semiconductor Equipment—3.2%
Advanced Micro Devices, Inc. (a) (b)	173,496	4,372,099
Altera Corp. (b)	162,260	3,100,789
Analog Devices, Inc.	162,193	6,023,848
Applied Materials, Inc.	706,643	11,984,665
Applied Micro Circuits Corp. (b)	133,041	399,123
Broadcom Corp. (Class A) (b)	123,118	5,775,465
Freescale Semiconductor, Inc. (Class B) (b)	176,430	4,160,219
Intel Corp.	2,653,686	65,413,360
KLA-Tencor Corp.	86,055	4,196,042
Linear Technology Corp.	133,617	5,022,663
LSI Logic Corp. (a) (b)	170,169	1,676,165
Maxim Integrated Products, Inc.	142,811	6,090,889
Micron Technology, Inc. (b)	268,344	3,568,975
National Semiconductor Corp.	149,497	3,931,771
Novellus Systems, Inc. (b)	60,364	1,513,929
NVIDIA Corp. (b)	73,470	2,518,552
PMC-Sierra, Inc. (b)	79,372	699,267
Teradyne, Inc. (b)	85,691	1,413,902
Texas Instruments, Inc.	706,889	23,963,537
Xilinx, Inc.	152,214	4,239,160

		160,064,420

Security Description	Shares	Value

Software—3.5%
Adobe Systems, Inc.	214,102	$6,390,945
Autodesk, Inc.	99,475	4,619,619
BMC Software, Inc. (b)	94,922	2,002,854
Citrix Systems, Inc. (b)	74,207	1,865,564
Computer Associates International, Inc.	201,792	5,611,835
Compuware Corp. (b)	169,014	1,605,633
Electronic Arts, Inc. (b)	132,192	7,520,403
Intuit, Inc. (b)	78,936	3,537,122
Mercury Interactive Corp. (b)	37,718	1,493,633
Microsoft Corp.	4,012,509	103,241,856
Novell, Inc. (b)	166,368	1,239,442
Oracle Corp. (b)	1,642,523	20,350,860
Parametric Technology Corp. (b)	118,600	826,642
Siebel Systems, Inc. (b)	227,492	2,349,992
Symantec Corp. (b)	521,686	11,821,405

		174,477,805

Specialty Retail—2.1%
AutoNation, Inc. (b)	78,535	1,568,344
AutoZone, Inc. (b)	24,220	2,016,315
Bed Bath & Beyond, Inc. (b)	128,803	5,175,304
Best Buy Co., Inc.	176,304	7,674,513
Circuit City Stores, Inc.	71,643	1,229,394
Limited Brands, Inc.	152,062	3,106,627
Lowe’s Cos., Inc.	339,566	21,868,050
Office Depot, Inc. (b)	137,781	4,092,096
OfficeMax, Inc.	30,800	975,436
RadioShack Corp. (a)	58,484	1,450,403
Staples, Inc.	320,055	6,823,573
The Gap, Inc.	252,383	4,399,036
The Home Depot, Inc.	932,178	35,553,269
The Sherwin-Williams Co.	49,580	2,184,991
Tiffany & Co.	62,033	2,467,052
TJX Cos., Inc.	202,923	4,155,863

		104,740,266

Textiles, Apparel & Luxury Goods—0.4%
Coach, Inc. (b)	165,551	5,191,679
Jones Apparel Group, Inc.	51,566	1,469,631
Liz Claiborne, Inc.	46,739	1,837,777
NIKE, Inc. (Class B)	83,189	6,794,878
Reebok International, Ltd.	22,894	1,295,114
VF Corp.	38,903	2,255,207

		18,844,286

Thrifts & Mortgage Finance—1.5%
Countrywide Financial Corp.	258,967	8,540,732
Federal Home Loan Mortgage Corp.	300,952	16,991,750
Federal National Mortgage Association	421,552	18,893,960
Golden West Financial Corp.	111,287	6,609,335
MGIC Investment Corp.	40,524	2,601,641
Sovereign Bancorp, Inc.	157,518	3,471,697
Washington Mutual, Inc.	384,210	15,068,710

		72,177,825

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-32

Metropolitan Series Fund, Inc.

MetLife Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Tobacco—1.5%
Altria Group, Inc.	903,906	$66,626,911
Reynolds American,, Inc. (a)	37,231	3,090,918
UST, Inc.	71,588	2,996,674

		72,714,503

Trading Companies & Distributors—0.0%
W.W. Grainger, Inc.	32,987	2,075,542

Wireless Telecommunication Services—0.6%
Sprint Nextel Corp.	1,277,425	30,377,166

Total Common Stock (Identified Cost $4,078,298,957)		4,863,095,184

Short Term Investments—1.4%
Security Description	Face Amount	Value

Discount Notes—1.4%
Federal Home Loan Bank 3.550%, 10/14/05	$2,375,000	$2,371,956
Federal National Mortgage Association 3.510%, 10/12/05	20,616,000	20,593,889
3.730%, 12/21/05	46,000,000	45,613,945

Total Short Term Investments (Identified Cost $68,579,790)		68,579,790

Total Investments—100.0% (Identified Cost $4,146,878,747) (c)		4,931,674,974
Liabilities in excess of other assets		(951,288)

Total Net Assets—100%		$4,930,723,686

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $165,941,522 and the collateral received consisted of cash in the amount of $165,421,325.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $4,146,878,747 and the composition of unrealized appreciation and depreciation of investment securities was $1,218,187,778 and $496,391,551, respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/05	Net Unrealized Appreciation
S&P 500 Index Futures	12/15/2005	219	$67,161,345	$67,577,925	$416,580

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-33

Metropolitan Series Fund, Inc.

MFS Investors Trust Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—99.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—4.3%
Lockheed Martin Corp.	39,080	$2,385,443
United Technologies Corp.	59,300	3,074,112

		5,459,555

Air Freight & Logistics—0.8%
FedEx Corp.	11,470	999,381

Beverages—2.3%
PepsiCo, Inc.	35,249	1,998,971
The Coca-Cola Co.	21,900	945,861

		2,944,832

Biotechnology—4.0%
Amgen, Inc. (a)	32,110	2,558,204
Genzyme Corp. (a)	12,890	923,440
Gilead Sciences, Inc. (a)	32,940	1,606,154

		5,087,798

Building Products—1.0%
Masco Corp.	41,860	1,284,265

Capital Markets—4.1%
Ameriprise Financial, Inc. (a)	1,666	59,643
Legg Mason, Inc.	14,630	1,604,765
Lehman Brothers Holdings, Inc.	11,500	1,339,520
The Goldman Sachs Group, Inc.	17,615	2,141,631

		5,145,559

Chemicals—2.8%
Monsanto Co.	20,020	1,256,255
Praxair, Inc.	25,454	1,220,010
The Dow Chemical Co.	26,510	1,104,672

		3,580,937

Commercial Banks—3.2%
Bank of America Corp.	54,510	2,294,871
Wells Fargo & Co.	29,252	1,713,290

		4,008,161

Communications Equipment—2.5%
Cisco Systems, Inc. (a)	110,780	1,986,285
QUALCOMM, Inc.	26,260	1,175,135

		3,161,420

Computers & Peripherals—6.5%
Apple Computer, Inc. (a)	24,440	1,310,229
Dell, Inc. (a)	62,110	2,124,162
EMC Corp. (a)	209,930	2,716,494
International Business Machines Corp.	14,800	1,187,256
SanDisk Corp. (a)	16,700	805,775

		8,143,916

Consumer Finance—2.5%
American Express Co.	27,830	1,399,293
SLM Corp.	32,480	1,742,227

		3,141,520

Security Description	Shares	Value

Diversified Financial Services—2.0%
Citigroup, Inc.	25,780	$1,173,506
JPMorgan Chase & Co.	38,700	1,313,091

		2,486,597

Diversified Telecommunication Services—0.9%
Amdocs, Ltd. (a)	40,570	1,125,006

Electric Utilities—1.2%
Entergy Corp.	5,100	379,032
Exelon Corp.	22,540	1,204,538

		1,583,570

Electronic Equipment & Instruments—0.7%
Samsung Electronics Co., Ltd. (U.S. Traded Shares) (144A) (GDR)	3,100	881,950

Energy Equipment & Services—4.2%
Halliburton Co.	33,020	2,262,530
Noble Corp.	24,435	1,672,820
Transocean, Inc. (a)	21,500	1,318,165

		5,253,515

Food & Staples Retailing—0.9%
Wal-Mart Stores, Inc.	25,210	1,104,702

Food Products—1.0%
Nestle S.A. (CHF)	4,256	1,252,334

Health Care Equipment & Supplies—4.0%
Boston Scientific Corp. (a)	30,600	715,122
Guidant Corp.	11,270	776,390
Medtronic, Inc.	32,780	1,757,664
Synthes, Inc. (CHF) (a)	6,140	721,566
Zimmer Holdings, Inc. (a)	16,380	1,128,418

		5,099,160

Hotels, Restaurants & Leisure—1.6%
Carnival Corp.	26,960	1,347,461
Hilton Group, Plc. (GBP)	122,200	680,482

		2,027,943

Household Products—4.8%
Colgate-Palmolive Co.	31,480	1,661,829
Reckitt Benckiser, Plc. (GBP)	67,220	2,056,509
The Procter & Gamble Co.	38,832	2,308,951

		6,027,289

Industrial Conglomerates—1.6%
Tyco International, Ltd.	70,490	1,963,146

Insurance—3.7%
American International Group, Inc.	60,361	3,739,968
Genworth Financial, Inc. (Class A)	27,500	886,600

		4,626,568

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-34

Metropolitan Series Fund, Inc.

MFS Investors Trust Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—0.2%
eBay, Inc. (a)	5,840	$240,608

Internet Software & Services—0.8%
Yahoo!, Inc. (a)	30,170	1,020,953

IT Services—0.5%
Accenture, Ltd. (Class A) (a)	24,000	611,040

Machinery—1.9%
Caterpillar, Inc.	31,700	1,862,375
Illinois Tool Works, Inc.	6,780	558,197

		2,420,572

Media—2.7%
The Walt Disney Co.	54,990	1,326,909
Univision Communications, Inc. (Class A) (a)	33,690	893,796
Viacom, Inc. (Class B)	36,541	1,206,218

		3,426,923

Multiline Retail—1.4%
Target Corp.	34,926	1,813,707

Oil, Gas & Consumable Fuels—6.8%
Amerada Hess Corp.	11,700	1,608,750
BP, Plc. (ADR)	20,743	1,469,642
EnCana Corp.	29,120	1,697,987
EOG Resources, Inc.	21,450	1,606,605
Total S.A. (ADR)	15,760	2,140,523

		8,523,507

Personal Products—0.5%
Avon Products, Inc.	22,320	602,640

Pharmaceuticals—10.0%
Abbott Laboratories	50,820	2,154,768
Eli Lilly & Co.	35,660	1,908,523
Johnson & Johnson	55,511	3,512,736
Roche Holding AG (CHF)	10,880	1,518,719
Teva Pharmaceutical Industries, Ltd. (ADR)	29,300	979,206
Wyeth	54,105	2,503,438

		12,577,390

Semiconductors & Semiconductor Equipment—2.2%
Analog Devices, Inc.	34,520	1,282,073
Intel Corp.	30,600	754,290
Xilinx, Inc.	26,550	739,417

		2,775,780

Software—3.8%
Adobe Systems, Inc.	11,600	346,260
Computer Associates International, Inc.	16	445
Electronic Arts, Inc. (a)	25,260	1,437,041
Oracle Corp. (a)	164,810	2,041,996
Symantec Corp. (a)	40,276	912,654

		4,738,396

Security Description	Shares	Value

Specialty Retail—2.8%
Staples, Inc.	62,580	$1,334,205
The Gap, Inc.	54,820	955,513
TJX Cos., Inc.	57,820	1,184,154

		3,473,872

Textiles, Apparel & Luxury Goods—0.8%
NIKE, Inc. (Class B)	11,800	963,824

Tobacco—1.8%
Altria Group, Inc.	31,630	2,331,447

Wireless Telecommunication Services—2.3%
Sprint Nextel Corp.	67,440	1,603,723
Vodafone Group, Plc. (ADR)	49,338	1,281,308

		2,885,031

Total Common Stock (Identified Cost $111,026,129)		124,794,814

Short Term Investments—1.0%
Security Description	Face Amount	Value

Commercial Paper—1.0%
Cargill, Inc. 3.850%, 10/03/05	$1,201,000	1,200,743

Total Short Term Investments (Identified Cost $1,200,743)		1,200,743

Total Investments—100.1% (Identified Cost $112,226,872) (b)		125,995,557
Liabilities in excess of other assets		(66,162)

Total Net Assets—100%		$125,929,395

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $112,226,872 and the composition of unrealized appreciation and depreciation of investment securities was $16,981,557 and $3,212,872, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $881,950, which is 0.7% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(CHF)—	Swiss Franc
(GBP)—	British Pound

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-35

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—97.5% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.1%
United Parcel Service, Inc. (Class B)	6,300	$435,519

Beverages—0.8%
PepsiCo, Inc.	23,600	1,338,356
The Coca-Cola Co.	28,800	1,243,872

		2,582,228

Biotechnology—3.2%
Amgen, Inc. (a)	67,800	5,401,626
Genentech, Inc. (a)	28,300	2,383,143
Gilead Sciences, Inc. (a)	61,600	3,003,616

		10,788,385

Capital Markets—8.0%
Ameritrade Holding Corp. (a)	70,400	1,512,192
Franklin Resources, Inc.	23,200	1,947,872
Legg Mason, Inc.	12,500	1,371,125
Merrill Lynch & Co., Inc.	53,200	3,263,820
Northern Trust Corp.	68,600	3,467,730
State Street Corp.	104,400	5,107,248
The Charles Schwab Corp.	189,300	2,731,599
The Goldman Sachs Group, Inc.	12,700	1,544,066
UBS AG (CHF)	65,300	5,577,597

		26,523,249

Chemicals—0.8%
Monsanto Co.	44,500	2,792,375

Commercial Banks—0.8%
Anglo Irish Bank Corp., Plc. (EUR)	196,100	2,671,241

Commercial Services & Supplies—1.1%
Cendant Corp.	173,200	3,574,848

Communications Equipment—3.7%
Cisco Systems, Inc. (a)	70,700	1,267,651
Corning, Inc. (a)	218,800	4,229,404
Juniper Networks, Inc. (a)	82,300	1,957,917
Nokia Oyj (EUR)	121,200	2,049,808
QUALCOMM, Inc.	57,400	2,568,650
Research In Motion, Ltd. (a)	2,700	184,680

		12,258,110

Computers & Peripherals—2.7%
Dell, Inc. (a)	189,900	6,494,580
EMC Corp. (a)	185,700	2,402,958

		8,897,538

Consumer Finance—2.7%
American Express Co.	85,400	4,905,376
SLM Corp.	75,400	4,044,456

		8,949,832

Diversified Consumer Services—1.2%
Apollo Group, Inc. (Class A) (a)	61,700	4,096,263

Security Description	Shares	Value

Diversified Financial Services—2.8%
Citigroup, Inc.	202,215	$9,204,827

Diversified Telecommunication Services—0.6%
Telus Corp. (CAD)	19,400	810,624
Telus Corp.	30,300	1,234,422

		2,045,046

Electronic Equipment & Instruments—0.6%
Samsung Electronics Co., Ltd. (KRW)	3,440	1,950,069

Energy Equipment & Services—2.7%
Baker Hughes, Inc.	68,000	4,058,240
Schlumberger, Ltd.	57,000	4,809,660

		8,867,900

Food & Staples Retailing—3.9%
Sysco Corp.	60,400	1,894,748
Wal-Mart de Mexico S.A. de CV (MXN)	128,100	649,892
Wal-Mart de Mexico S.A. de CV (ADR)	20,700	1,052,695
Wal-Mart Stores, Inc.	161,300	7,068,166
Walgreen Co.	54,600	2,372,370

		13,037,871

Health Care Equipment & Supplies—2.7%
Biomet, Inc.	64,500	2,238,795
Medtronic, Inc.	59,300	3,179,666
St. Jude Medical, Inc. (a)	23,600	1,104,480
Stryker Corp.	38,200	1,888,226
Zimmer Holdings, Inc. (a)	10,000	688,900

		9,100,067

Health Care Providers & Services—5.5%
Caremark Rx, Inc. (a)	49,400	2,466,542
Quest Diagnostics, Inc.	24,600	1,243,284
UnitedHealth Group, Inc.	153,600	8,632,320
WellPoint, Inc. (a)	79,500	6,027,690

		18,369,836

Hotels, Restaurants & Leisure—2.9%
Carnival Corp.	81,000	4,048,380
International Game Technology	91,200	2,462,400
MGM Mirage, Inc. (a)	17,800	779,106
Wynn Resorts, Ltd. (a)	54,700	2,469,705

		9,759,591

Household Durables—0.6%
Harman International Industries, Inc.	19,700	2,014,719

Industrial Conglomerates—3.9%
General Electric Co.	320,400	10,787,868
Tyco International, Ltd.	77,500	2,158,375

		12,946,243

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-36

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Insurance—4.3%
ACE, Ltd.	14,600	$687,222
American International Group, Inc.	120,900	7,490,964
Genworth Financial, Inc. (Class A)	43,800	1,412,112
Marsh & McLennan Cos., Inc.	48,500	1,473,915
The Hartford Financial Services Group, Inc.	43,400	3,349,178

		14,413,391

Internet & Catalog Retail—0.2%
eBay, Inc. (a)	19,300	795,160

Internet Software & Services—1.9%
Expedia, Inc. (a)	23,300	461,573
Google, Inc. (Class A) (a)	9,100	2,879,786
Yahoo!, Inc. (a)	90,800	3,072,672

		6,414,031

IT Services—4.7%
Accenture, Ltd. (Class A) (a)	205,100	5,221,846
Affiliated Computer Services, Inc. (Class A) (a)	40,400	2,205,840
Automatic Data Processing, Inc.	81,000	3,486,240
First Data Corp.	62,500	2,500,000
Fiserv, Inc. (a)	46,100	2,114,607

		15,528,533

Machinery—2.5%
Danaher Corp.	110,200	5,932,066
Deere & Co.	38,900	2,380,680

		8,312,746

Media—5.8%
Comcast Corp. (Special Class A) (a)	94,300	2,713,954
Discovery Holding Co. (Class A) (a)	42,341	611,404
Liberty Media Corp. (Class A) (a)	423,412	3,408,467
News Corp. (Class A)	216,500	3,375,235
Rogers Communications, Inc. (Class B)	60,400	2,382,780
The E.W. Scripps Co. (Class A)	29,800	1,489,106
Time Warner, Inc.	135,700	2,457,527
Univision Communications, Inc. (Class A) (a)	104,100	2,761,773

		19,200,246

Metals & Mining—1.0%
BHP Billiton, Ltd. (AUD)	189,300	3,239,570

Multiline Retail—2.5%
Kohl’s Corp. (a)	92,100	4,621,578
Target Corp.	68,300	3,546,819

		8,168,397

Oil, Gas & Consumable Fuels—2.9%
Exxon Mobil Corp.	60,416	3,838,833
Murphy Oil Corp.	20,500	1,022,335
Total S.A. (EUR)	17,900	4,884,308

		9,745,476

Security Description	Shares	Value

Personal Products—1.1%
The Gillette Co.	63,800	$3,713,160

Pharmaceuticals—3.6%
Johnson & Johnson	42,400	2,683,072
Novartis AG (CHF)	61,600	3,139,051
Pfizer, Inc.	105,463	2,633,411
Roche Holding AG (CHF)	11,600	1,619,222
Sepracor, Inc. (a)	21,800	1,285,982
Teva Pharmaceutical Industries, Ltd. (ADR)	21,100	705,162

		12,065,900

Semiconductors & Semiconductor Equipment—4.8%
Analog Devices, Inc.	113,300	4,207,962
ASML Holding NV (EUR) (a)	41,100	678,246
Intel Corp.	187,000	4,609,550
Marvell Technology Group, Ltd. (a)	43,000	1,982,730
Maxim Integrated Products, Inc.	44,900	1,914,985
Xilinx, Inc.	92,100	2,564,985

		15,958,458

Software—4.5%
Electronic Arts, Inc. (a)	12,800	728,192
Mercury Interactive Corp. (a)	24,700	978,120
Microsoft Corp.	389,200	10,014,116
Oracle Corp. (a)	267,200	3,310,608

		15,031,036

Specialty Retail—2.7%
Best Buy Co., Inc.	57,600	2,507,328
Industria de Diseno Textil S.A. (EUR)	43,500	1,281,467
PETsMART, Inc.	69,600	1,515,888
The Home Depot, Inc.	94,150	3,590,881

		8,895,564

Textiles, Apparel & Luxury Goods—0.6%
NIKE, Inc. (Class B)	24,800	2,025,664

Thrifts & Mortgage Finance—0.4%
Countrywide Financial Corp.	41,500	1,368,670

Wireless Telecommunication Services—2.7%
América Movil S.A. de C.V. (ADR)	104,300	2,745,176
Crown Castle International Corp. (a)	96,700	2,381,721
Sprint Nextel Corp.	115,293	2,741,667
Vodafone Group, Plc. (GBP)	468,583	1,224,196

		9,092,760

Total Common Stock (Identified Cost $286,560,470)		324,834,519

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-37

Metropolitan Series Fund, Inc.

T. Rowe Price Large Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Short Term Investments—2.7%

Security Description	Shares	Value

Mutual Funds—2.7%
T. Rowe Price Reserve Investment Fund	8,863,479	$8,863,479

Total Short Term Investments (Identified Cost $8,863,479)		8,863,479

Total Investments—100.2% (Identified Cost $295,423,949) (b)		333,697,998
Liabilities in excess of other assets		(501,063)

Total Net Assets—100%		$333,196,935

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $295,423,949 and the composition of unrealized appreciation and depreciation of investment securities was $45,376,131 and $7,102,082, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(AUD)—	Australian Dollar
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(KRW)—	South Korean Won
(MXN)—	Mexican Peso

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-38

Metropolitan Series Fund, Inc.

Zentih Equity Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—100.0% of Total Net Assets

Security Description	Shares	Value

Mutual Funds—100.0%
Metropolitan Series Fund, Inc., Capital Guardian U.S. Equity Portfolio, (Class A)	27,372,664	$323,818,613
Metropolitan Series Fund, Inc., FI Value Leaders Portfolio, (Class A)	1,775,641	331,228,003
Metropolitan Series Fund, Inc., Jennison Growth Portfolio, (Class A)	28,220,059	330,174,696

Total Common Stock (Identified Cost $812,706,462)		985,221,312

Total Investments—100.0% (Identified Cost $812,706,462) (a)		985,221,312
Liabilities in excess of other assets		(125,354)

Total Net Assets—100%		$985,095,958

(a)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $812,706,462 and the composition of unrealized appreciation of investment securities was $172,514,850.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-39

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—98.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.6%
Alliant Techsystems, Inc. (a) (b)	202,100	$15,086,765

Biotechnology—3.0%
Cephalon, Inc. (a) (b)	103,900	4,823,038
Charles River Laboratories International, Inc. (b)	327,800	14,298,636
Martek Biosciences Corp. (a) (b)	262,500	9,221,625

		28,343,299

Building Products—0.6%
Lennox International, Inc.	195,200	5,350,432

Capital Markets—2.0%
Nuveen Investments, Inc. (Class A) (a)	254,900	10,040,511
T. Rowe Price Group, Inc.	143,300	9,357,490

		19,398,001

Commercial Services & Supplies—3.4%
Cogent, Inc. (a) (b)	262,400	6,232,000
Equifax, Inc.	148,500	5,188,590
Stericycle, Inc. (a) (b)	161,400	9,224,010
The Corporate Executive Board Co.	154,300	12,032,314

		32,676,914

Communications Equipment—5.4%
ADTRAN, Inc.	374,600	11,799,900
Foundry Networks, Inc. (a) (b)	526,100	6,681,470
Harris Corp.	346,300	14,475,340
Polycom, Inc. (b)	436,200	7,053,354
Scientific-Atlanta, Inc.	301,000	11,290,510

		51,300,574

Computers & Peripherals—1.8%
Avid Technology, Inc. (a) (b)	405,900	16,804,260

Consumer Finance—0.5%
Providian Financial Corp. (b)	255,400	4,515,472

Containers & Packaging—1.6%
Owens-Illinois, Inc. (b)	413,000	8,516,060
Sealed Air Corp. (b)	149,100	7,076,286

		15,592,346

Diversified Consumer Services—0.7%
Laureate Education, Inc. (a) (b)	135,700	6,645,229

Diversified Telecommunication Services—1.7%
Amdocs, Ltd. (b)	602,300	16,701,779

Electronic Equipment & Instruments—2.5%
Amphenol Corp. (Class A)	337,100	13,598,614
CDW Corp.	167,100	9,845,532

		23,444,146

Security Description	Shares	Value

Energy Equipment & Services—3.5%
Dresser-Rand Group, Inc. (a)	60,400	$1,487,652
ESCO International, Inc.	372,000	17,331,480
Noble Corp.	147,800	10,118,388
Stolt Offshore S.A. (ADR) (a)	404,000	4,678,320

		33,615,840

Gas Utilities—0.2%
CNX Gas Corp. (144A)	77,500	1,504,666

Health Care Equipment & Supplies—5.0%
Cytyc Corp. (b)	540,900	14,523,165
Fisher Scientific International, Inc. (b)	180,300	11,187,615
Kinetic Concepts, Inc. (b)	172,400	9,792,320
Varian Medical Systems, Inc. (b)	313,500	12,386,385

		47,889,485

Health Care Providers & Services—10.9%
Caremark Rx, Inc. (b)	323,500	16,152,355
Community Health Systems, Inc. (b)	474,800	18,426,988
Coventry Health Care, Inc. (b)	137,800	11,853,556
Medco Health Solutions, Inc. (b)	300,100	16,454,483
Omnicare, Inc. (a)	258,100	14,512,963
Triad Hospitals, Inc. (b)	205,700	9,312,039
WellPoint, Inc. (b)	225,500	17,097,410

		103,809,794

Hotels, Restaurants & Leisure—3.7%
GTECH Holdings Corp.	280,300	8,986,418
Marriott International, Inc. (Class A)	75,700	4,769,100
Orient Express Hotels, Ltd.	315,200	8,957,984
Ruby Tuesday, Inc. (a)	378,900	8,244,864
Starwood Hotels & Resorts Worldwide, Inc. (Class B)	81,200	4,642,204

		35,600,570

Insurance—1.0%
Endurance Specialty Holdings, Ltd.	277,800	9,475,758

Internet & Catalog Retail—1.3%
MSC Industrial Direct Co. (Class A)	365,300	12,117,001

IT Services—5.0%
Alliance Data Systems Co. (b)	300,500	11,764,575
CACI International, Inc. (Class A) (b)	134,500	8,150,700
Ceridian Corp. (b)	897,700	18,627,275
Syniverse Holdings, Inc. (a)	297,500	4,581,500
VeriSign, Inc. (b)	226,700	4,844,579

		47,968,629

Leisure Equipment & Products—0.9%
Marvel Entertainment, Inc. (a)	509,000	9,095,830

Machinery—2.3%
IDEX Corp.	177,000	7,531,350
Pentair, Inc.	388,600	14,183,900

		21,715,250

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-40

Metropolitan Series Fund, Inc.

BlackRock Aggressive Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock— (Continued)

Security Description	Shares	Value

Media—4.2%
CKX, Inc. (a)	641,800	$8,067,426
Getty Images, Inc. (a) (b)	143,900	12,381,156
Univision Communications, Inc. (Class A) (b)	360,700	9,569,371
XM Satellite Radio Holdings, Inc. (b)	279,000	10,018,890

		40,036,843

Metals & Mining—3.9%
CONSOL Energy, Inc. (b)	333,600	25,443,672
Massey Energy Co. (a)	234,300	11,965,701

		37,409,373

Oil, Gas & Consumable Fuels—5.8%
Amerada Hess Corp.	37,800	5,197,500
EOG Resources, Inc.	402,600	30,154,740
Newfield Expolration Co. (b)	409,600	20,111,360

		55,463,600

Pharmaceuticals—2.7%
Forest Laboratories, Inc. (b)	177,300	6,909,381
Shire Pharmaceuticals Group, Plc. (ADR) (a)	499,600	18,480,204

		25,389,585

Road & Rail—0.7%
Landstar System, Inc.	162,300	6,496,869

Semiconductors & Semiconductor Equipment—5.6%
Altera Corp. (b)	696,600	13,312,026
Freescale Semiconductor, Inc. (Class B) (b)	443,300	10,453,014
Lam Research Corp. (a) (b)	332,300	10,125,181
Linear Technology Corp.	209,800	7,886,382
National Semiconductor Corp.	448,400	11,792,920

		53,569,523

Software—4.9%
Adobe Systems, Inc.	521,700	15,572,745
NAVTEQ, Inc. (b)	389,200	19,440,540
Symantec Corp. (b)	330,413	7,487,159
Verifone Holdings, Inc. (a)	234,000	4,705,740

		47,206,184

Specialty Retail—6.7%
Abercrombie & Fitch Co. (Class A)	96,500	4,817,656
Bed Bath & Beyond, Inc. (b)	322,400	12,954,032
Chico’s FAS, Inc. (b)	318,700	11,728,160
Staples, Inc.	513,649	10,950,997
Urban Outfitters, Inc. (a) (b)	168,300	4,948,020
Williams-Sonoma, Inc. (a) (b)	483,500	18,542,225

		63,941,090

Textiles, Apparel & Luxury Goods—1.4%
Coach, Inc. (b)	222,700	6,983,872
The Warnaco Group, Inc. (a) (b)	304,500	6,671,595

		13,655,467

Security Description	Shares	Value

Wireless Telecommunication Services—3.5%
American Tower Corp. (Class A) (b)	773,800	$19,306,310
Nextel Partners, Inc. (Class A) (a) (b)	569,000	14,281,900

		33,588,210

Total Common Stock (Identified Cost $752,810,583)		935,408,784

Short Term Investments—0.8%
Security Description	Face Amount	Value

Discount Notes—0.8%
Federal Home Loan Bank 3.180%, 10/03/05	$7,800,000	7,798,622

Total Short Term Investments (Identified Cost $7,798,622)		7,798,622

Total Investments—98.8% (Identified Cost $760,609,205)		943,207,406
Other assets less liabilities		11,841,478

Total Net Assets—100%		$955,048,884

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $114,233,583 and the collateral received consisted of cash in the amount of $116,853,850.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $760,609,205 and the composition of unrealized appreciation and depreciation of investment securities was $197,656,733 and $15,058,532, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $1,504,666, which is 0.2% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-41

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—100.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.1%
Argon, Inc. (a) (b)	70,537	$2,069,556
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	422,600	16,312,360
Essex Corp. (a) (b)	120,100	2,602,567

		20,984,483

Airlines—0.1%
US Airways Group, Inc.	58,800	1,235,388

Auto Components—0.1%
Johnson Controls, Inc. (a)	10,800	670,140

Beverages—1.2%
Molson Coors Brewing Co. (a)	193,200	12,366,732

Biotechnology—1.6%
Neurocrine Biosciences, Inc. (a) (b)	337,362	16,594,837

Capital Markets—1.3%
Greenhill & Co., Inc. (a)	180,700	7,533,383
Lazard, Ltd. (a) (b)	229,900	5,816,470

		13,349,853

Chemicals—6.4%
Ashland, Inc. (a)	80,100	4,424,724
Monsanto Co.	293,400	18,410,850
Mosaic Co. (a) (b)	788,400	12,630,168
Potash Corp. of Saskatchewan, Inc. (a)	201,330	18,788,115
Potash Corp. of Saskatchewan, Inc. (CAD)	122,770	11,456,912

		65,710,769

Commercial Services & Supplies—1.6%
Global Cash Access, Inc. (a) (b)	281,000	3,962,100
Knoll, Inc. (b)	669,000	12,276,150

		16,238,250

Communications Equipment—8.4%
Andrew Corp. (a) (b)	407,000	4,538,050
Comverse Technology, Inc. (b)	407,000	10,691,890
Harris Corp.	265,900	11,114,620
Juniper Networks, Inc. (b)	316,800	7,536,672
Motorola, Inc.	439,800	9,715,182
Nokia Corp. (ADR) (a)	1,080,300	18,267,873
Research In Motion, Ltd. (b)	352,808	24,132,067

		85,996,354

Computers & Peripherals—0.7%
Network Appliance, Inc. (a) (b)	23,700	562,638
SanDisk Corp. (b)	144,941	6,993,403

		7,556,041

Construction & Engineering—1.3%
Fluor Corp. (a)	211,800	13,635,684

Security Description	Shares	Value

Construction Materials—2.4%
Martin Marietta Materials, Inc. (a)	117,000	$9,179,820
Texas Industries, Inc. (a)	279,500	15,204,800

		24,384,620

Containers & Packaging—0.3%
Pactiv Corp. (a) (b)	150,200	2,631,504

Diversified Consumer Services—2.8%
Career Education Corp. (a) (b)	389,874	13,863,919
Service Corp. International (a)	563,600	4,672,244
Universal Technical Institute, Inc. (a) (b)	270,000	9,614,700

		28,150,863

Diversified Financial Services—0.9%
Calamos Asset Management, Inc. (a)	375,774	9,274,102

Diversified Telecommunication Services—4.3%
Citizens Communications Co. (a)	1,029,990	13,956,365
Hutchison Telecommunications International, Ltd. (ADR) (b)	930,600	20,054,430
Philippine Long Distance Telephone Co. (ADR) (a) (b)	323,300	9,844,485

		43,855,280

Electronic Equipment & Instruments—2.4%
Agilent Technologies, Inc. (b)	79,200	2,593,800
CDW Corp. (a)	112,500	6,628,500
FLIR Systems, Inc. (a) (b)	39,300	1,162,494
Symbol Technologies, Inc. (a)	893,799	8,651,974
Trimble Navigation, Ltd. (a) (b)	158,975	5,355,868

		24,392,636

Energy Equipment & Services—9.4%
Grant Prideco, Inc. (a) (b)	406,770	16,535,201
Halliburton Co.	124,900	8,558,148
National-Oilwell Varco, Inc. (b)	571,546	37,607,727
Reliant Resources, Inc. (a) (b)	235,200	3,631,488
Seacor Smit, Inc. (a) (b)	133,200	9,667,656
Weatherford International, Ltd. (a) (b)	291,608	20,021,805

		96,022,025

Food & Staples Retailing—3.5%
Safeway, Inc. (a) (b)	1,382,210	35,384,576

Health Care Equipment & Supplies—2.2%
C.R. Bard, Inc. (a)	7,800	515,034
Cytyc Corp. (a) (b)	820,173	22,021,645

		22,536,679

Health Care Providers & Services—0.2%
Health Net, Inc. (a) (b)	43,100	2,039,492
WebMD Health Corp. (b)	1,900	46,833

		2,086,325

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-42

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—2.1%
Las Vegas Sands Corp. (a) (b)	200,414	$6,595,625
Royal Caribbean Cruises, Ltd. (a)	249,600	10,782,720
Sportingbet, Plc. (GBP)	812,034	4,484,415

		21,862,760

Household Durables—7.4%
Harman International Industries, Inc.	735,299	75,199,029

Industrial Conglomerates—0.2%
Smiths Group, Plc. (GBP)	150,199	2,550,488

Internet & Catalog Retail—0.6%
eBay, Inc. (b)	138,900	5,722,680

Internet Software & Services—2.1%
Arbinet Thexchange, Inc. (a)	1,230,200	8,857,440
Cogent Communications Group, Inc. (a)	100,400	489,952
Google, Inc. (Class A) (b)	32,600	10,316,596
Openwave Systems, Inc. (a) (b)	105,400	1,895,092

		21,559,080

IT Services—0.5%
Wright Express Corp. (a) (b)	244,200	5,272,278

Leisure Equipment & Products—1.8%
Eastman Kodak Co. (a)	760,670	18,507,101

Machinery—0.9%
Flowserve Corp. (a) (b)	263,300	9,570,955

Marine—1.1%
Diana Shipping, Inc. (a)	381,300	6,291,450
DryShips, Inc. (a) (b)	162,900	2,806,767
Horizon Lines, Inc.	244,100	2,643,603

		11,741,820

Media—5.1%
DreamWorks Animation SKG, Inc.	75,790	2,096,352
EchoStar Communications Corp. (Class A) (a)	334,125	9,880,076
Getty Images, Inc. (a) (b)	199,300	17,147,772
Omnicom Group, Inc. (a)	151,600	12,678,308
Salem Communications Corp. (Class A) (a) (b)	545,500	10,059,020

		51,861,528

Metals & Mining—1.5%
Novelis, Inc.	258,062	5,532,849
Novelis, Inc. (CAD)	458,100	9,813,469

		15,346,318

Oil, Gas & Consumable Fuels—2.8%
Goodrich Peteroleum Corp. (a) (b)	341,100	8,005,617
Tesoro Petroleum Corp. (a)	304,200	20,454,408

		28,460,025

Security Description	Shares	Value

Real Estate—0.1%
Sinochem Hong Kong Holdings, Ltd. (HKD)	6,292,000	$1,101,666

Road & Rail—0.9%
Norfolk Southern Corp.	223,300	9,057,048

Semiconductors & Semiconductor Equipment—2.0%
NVIDIA Corp. (a) (b)	372,500	12,769,300
Silicon Laboratories, Inc. (a) (b)	262,200	7,968,258

		20,737,558

Specialty Retail—4.8%
Aeropostale, Inc. (a) (b)	321,200	6,825,500
Blockbuster, Inc. (a)	77,300	367,175
Electronics Boutique Holding Corp. (a) (b)	108,700	6,830,708
GameStop Corp. (Class A) (b)	76,500	2,407,455
Pep Boys-Manny Moe & Jack (a)	784,300	10,854,712
Tiffany & Co. (a)	529,200	21,046,284
Urban Outfitters, Inc. (a) (b)	9,500	279,300

		48,611,134

Textiles, Apparel & Luxury Goods—0.9%
Phillips-Van Heusen Corp.	296,200	9,188,124

Transportation Infrastructure—0.1%
Grupo Aeroportuario del Sureste S.A. (ADR) (a)	26,100	1,041,390

Wireless Telecommunication Services—12.0%
American Tower Corp. (Class A) (a) (b)	1,154,100	28,794,795
Crown Castle International Corp. (a) (b)	489,369	12,053,159
Sprint Nextel Corp.	3,446,559	81,959,161

		122,807,115

Total Common Stock (Identified Cost $912,723,627)		1,023,255,238

Short Term Investments—0.6%
Security Description	Face Amount	Value

Repurchase Agreement—0.6%
State Street Corp. Repurchase Agreement dated 9/30/05 at 1.20% to be repurchased at $6,052,605 on 10/01/05, collateralized by $6,215,000 U.S. Treasury Note 4.125% due 8/15/08 with a value of $6,2386306	$6,052,000	6,052,000

Total Short Term Investments (Identified Cost $6,052,000)		6,052,000

Total Investments—100.7% (Identified Cost $918,775,627)		1,029,307,238
Liabilities in excess of other assets		(6,772,684)

Total Net Assets—100%		$1,022,534,554

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-43

Metropolitan Series Fund, Inc.

FI Mid Cap Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $195,389,785 and the collateral received consisted of cash in the amount of $200,386,274 and securities with a market value of $55,773.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $918,775,627 and the composition of unrealized appreciation and depreciation of investment securities was $144,688,424 and $34,156,813, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(CAD)—	Canadian Dollar
(GBP)—	British Pound
(HKD)—	Hong Kong Dollar

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-44

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—91.1% of Total Net Assets

Security Description	Shares	Value

Beverages—3.0%
The Pepsi Bottling Group, Inc.	1,989,500	$56,800,225

Capital Markets—0.5%
Morgan Stanley	175,000	9,439,500

Commercial Services & Supplies—13.4%
ARAMARK Corp. (Class B) (a)	2,399,300	64,085,303
Equifax, Inc.	1,462,600	51,103,244
R.R. Donnelley & Sons Co. (a)	2,175,500	80,645,785
The Dun & Bradstreet Corp. (b)	832,800	54,856,536

		250,690,868

Diversified Consumer Services—4.2%
H&R Block, Inc.	3,291,600	78,932,568

Diversified Financial Services—0.6%
Moody’s Corp.	212,000	10,828,960

Electronic Equipment & Instruments—2.7%
CDW Corp.	853,000	50,258,760

Health Care Equipment & Supplies—4.1%
Baxter International, Inc.	420,000	16,745,400
Hospira, Inc. (b)	1,445,000	59,201,650

		75,947,050

Health Care Providers & Services—4.3%
Omnicare, Inc.	1,434,200	80,645,066

Hotels, Restaurants & Leisure—4.2%
Yum! Brands, Inc.	1,612,400	78,056,284

Insurance—3.2%
Conseco, Inc. (a) (b)	2,807,000	59,255,770

IT Services—2.3%
First Data Corp.	1,098,846	43,953,840

Leisure Equipment & Products—2.4%
Mattel, Inc.	2,707,000	45,152,760

Media—11.5%
Cablevision Systems Corp. (Class A) (b)	1,575,500	48,320,585
Knight-Ridder, Inc. (a)	717,400	42,097,032
The E.W. Scripps Co. (Class A) (a)	1,542,000	77,053,740
Time Warner, Inc.	2,629,200	47,614,812

		215,086,169

Office Electronics—2.8%
Xerox Corp. (b)	3,815,300	52,078,845

Oil, Gas & Consumable Fuels—4.6%
Burlington Resources, Inc.	1,048,000	85,223,360

Personal Products—2.9%
The Estee Lauder Cos., Inc. (Class A)	1,588,000	55,310,040

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—3.6%
National Semiconductor Corp.	2,542,000	$66,854,600

Specialty Retail—2.2%
AutoNation, Inc. (b)	2,027,000	40,479,190

Textiles, Apparel & Luxury Goods—6.6%
Liz Claiborne, Inc.	1,860,000	73,135,200
The Timberland Co. (Class A) (a) (b)	1,495,200	50,507,856

		123,643,056

Thrifts & Mortgage Finance—12.0%
Sovereign Bancorp, Inc. (a)	6,236,200	137,445,848
Washington Mutual, Inc. (a)	2,204,400	86,456,568

		223,902,416

Total Common Stock (Identified Cost $1,307,721,719)		1,702,539,327

Short Term Investments—8.8%
Security Description	Face Amount	Value

Repurchase Agreement—8.8%

State Street Corp. Repurchase Agreement dated 09/30/05 at 1.750% to be repurchased at $164,568,996 on 10/03/05, collateralized by $25,000,000 U.S. Treasury Bond 7.250% due 05/15/16 with a value of $31,703,125; by $35,000,000 U.S. Treasury Bond 8.500% due 02/15/20 with a value of $49,989,835; by $20,000 U.S. Treasury Bond 7.875% due 02/15/21 with a value of $27,516; by $125,000,000 U.S. Treasury Bond 8.000% due 11/15/21 with a value of $177,500,000; by $52,420,000 U.S. Treasury Bond 7.250% due 08/15/22 with a value of $69,259,925; by $1,290,000 U.S. Treasury Bond 6.500% due 11/15/26 with a value of $1,652,207; by $9,935,000 U.S. Treasury Bond 5.500% due 08/15/28 with a value of $11,288,644; by $175,000 U.S. Treasury Note 3.625% due 07/15/06 with a value of $173,031; and by $3,575,000 U.S. Treasury Note 4.000% due 09/30/07 with a value of $3,566,063.

	$164,545,000	164,545,000

Total Short Term Investments (Identified Cost $164,545,000)		164,545,000

Total Investments—99.9% (Identified Cost $1,472,266,719) (c)		1,867,084,327
Other assets less liabilities		1,381,468

Total Net Assets—100%		$1,868,465,795

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-45

Metropolitan Series Fund, Inc.

Harris Oakmark Focused Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $98,153,580 and the collateral received consisted of cash in the amount of $100,314,169.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $1,472,266,719 and the composition of unrealized appreciation and depreciation of investment securities was $403,228,017 and $8,410,409, respectively.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-46

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—98.2% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.2%
Alliant Techsystems, Inc. (a)	12,916	$964,179
National Fuel Gas Co. (b)	29,244	1,000,145
Precision Castparts Corp.	46,179	2,452,105
Sequa Corp. (Class A) (a)	2,223	131,157

		4,547,586

Air Freight & Logistics—1.0%
C.H. Robinson Worldwide	29,747	1,907,378
Expeditors International of Washington, Inc.	37,054	2,103,926

		4,011,304

Airlines—0.3%
AirTran Holdings, Inc. (a) (b)	30,312	383,750
Alaska Air Group, Inc. (a) (b)	9,464	275,024
JetBlue Airways Corp. (a) (b)	32,556	572,985

		1,231,759

Auto Components—1.0%
ArvinMeritor, Inc. (b)	24,406	408,069
Bandag, Inc. (b)	4,078	174,783
BorgWarner, Inc.	19,650	1,109,439
Gentex Corp. (b)	54,393	946,438
Lear Corp. (b)	23,326	792,384
Modine Manufacturing Co. (b)	12,131	444,965

		3,876,078

Automobiles—0.1%
Thor Industries, Inc.	12,001	408,034

Beverages—0.1%
PepsiAmericas, Inc.	21,794	495,378

Biotechnology—1.9%
Cephalon, Inc. (a) (b)	20,179	936,709
Charles River Laboratories International, Inc. (a)	24,947	1,088,188
Invitrogen Corp. (a)	18,443	1,387,467
Martek Biosciences Corp. (a) (b)	11,023	387,238
Millennium Pharmaceuticals, Inc. (a)	107,253	1,000,670
Protein Design Laboratories, Inc. (a) (b)	37,223	1,042,244
Techne Corp. (a) (b)	13,518	770,256
Vertex Pharmaceuticals, Inc. (a) (b)	33,251	743,160

		7,355,932

Building Products—0.2%
York International Corp.	14,658	821,874

Capital Markets—2.7%
A.G. Edwards, Inc.	26,764	1,172,531
Eaton Vance Corp.	45,368	1,126,034
Investors Financial Services Corp. (b)	23,027	757,588
Jefferies Group, Inc.	17,164	747,492
LaBranche & Co., Inc. (a) (b)	21,069	183,090
Legg Mason, Inc.	39,078	4,286,466
Raymond James Financial, Inc.	19,771	635,044
SEI Investments Co.	22,287	837,545
Waddell & Reed Financial, Inc. (Class A)	29,072	562,834

		10,308,624

Security Description	Shares	Value

Chemicals—2.6%
Airgas, Inc.	23,151	$685,964
Albemarle Corp.	13,278	500,580
Cabot Corp.	21,558	711,629
Cytec Industries, Inc. (b)	13,761	596,952
Ferro Corp.	14,562	266,776
FMC Corp. (a)	13,062	747,408
Lyondell Chemical Co.	71,163	2,036,685
Minerals Technologies, Inc. (b)	7,046	403,102
Olin Corp. (b)	24,855	471,996
RPM International, Inc.	40,887	752,321
Sensient Technologies Corp. (b)	16,426	311,273
The Lubrizol Corp.	23,593	1,022,285
The Scotts Miracle-Gro Co.	7,843	689,635
Valspar Corp. (b)	35,194	786,938

		9,983,544

Commercial Banks—3.4%
Associated Banc-Corp	44,428	1,354,165
Bank Hawaii Corp.	18,019	886,895
City National Corp.	14,357	1,006,282
Commerce Bancorp, Inc. (b)	57,014	1,749,760
Cullen/Frost Bankers, Inc.	15,873	783,174
FirstMerit Corp.	29,035	777,848
Greater Bay Bancorp.	17,668	435,339
Mercantile Bankshares Corp.	28,498	1,535,472
SVB Financial Group (a) (b)	12,333	599,877
TCF Financial Corp.	39,631	1,060,129
Texas Regional Bancshares, Inc. (b)	14,320	412,273
The Colonial BancGroup, INC.	53,544	1,199,386
WestAmerica Bancorp. (b)	11,283	582,767
Wilmington Trust Corp.	23,539	857,997

		13,241,364

Commercial Services & Supplies—3.6%
Adesa, Inc.	31,116	687,664
Banta Corp.	8,352	425,033
ChoicePoint, Inc. (a)	31,387	1,354,977
Copart, Inc. (a)	24,149	576,437
Deluxe Corp.	17,596	706,655
Herman Miller, Inc.	24,182	732,715
HNI Corp.	19,202	1,156,344
Kelly Services, Inc. (Class A)	6,691	205,146
Korn/Ferry International, Inc. (a) (b)	14,235	233,312
Manpower, Inc.	30,281	1,344,173
Republic Sevices, Inc.	42,941	1,515,388
Rollins, Inc.	10,261	200,295
Sotheby’s Holdings, Inc. (Class A) (a)	15,175	253,726
Stericycle, Inc. (a)	15,448	882,853
The Brinks Co.	20,419	838,404
The Corporate Executive Board Co.	13,865	1,081,193
The Dun & Bradstreet Corp. (a)	23,352	1,538,196

		13,732,511

Communications Equipment—1.5%
3Com Corp. (a)	134,442	548,523
ADTRAN, Inc.	23,409	737,383
Avocent Corp. (a)	17,023	538,608
CommScope, Inc. (a) (b)	19,008	329,599

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-47

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Communications Equipment—(Continued)
Harris Corp.	46,288	$1,934,838
Plantronics, Inc.	16,417	505,808
Polycom, Inc. (a)	33,550	542,504
Powerwave Technologies, Inc. (a) (b)	38,234	496,660
UTStarcom, Inc. (a) (b)	35,778	292,306

		5,926,229

Computers & Peripherals—1.5%
Diebold, Inc.	24,453	842,650
Imation Corp.	11,837	507,452
McDATA Corp. (Class A) (a) (b)	53,919	282,536
SanDisk Corp. (a)	63,166	3,047,759
Western Digital Corp. (a) (b)	73,991	956,704

		5,637,101

Construction & Engineering—1.0%
Chemtura Corp.	82,503	1,024,687
Dycom Industries, Inc. (a) (b)	16,984	343,417
Granite Construction, Inc. (b)	11,453	437,963
Jacobs Engineering Group, Inc. (a)	20,105	1,355,077
Quanta Services, Inc. (a) (b)	40,999	523,147

		3,684,291

Construction Materials—0.3%
Martin Marietta Materials, Inc.	16,092	1,262,578

Consumer Finance—0.5%
AmeriCredit Corp. (a)	48,482	1,157,266
MoneyGram International, Inc.	29,730	645,438

		1,802,704

Containers & Packaging—0.4%
Longview Fibre Co.	17,751	345,967
Packaging Corp. of America (b)	21,773	422,614
Sonoco Products Co. (b)	34,398	939,409

		1,707,990

Diversified Consumer Services—1.3%
Career Education Corp. (a)	35,777	1,272,230
Corinthian Colleges, Inc. (a) (b)	31,721	420,938
DeVry, Inc. (a) (b)	20,348	387,629
Education Management Corp. (a)	23,203	748,065
ITT Educational Services, Inc. (a)	13,179	650,384
Laureate Education, Inc. (a)	17,269	845,663
Regis Corp. (b)	15,675	592,828

		4,917,737

Diversified Financial Services—0.5%
GATX Corp.	17,380	687,379
Leucadia National Corp. (b)	28,531	1,229,686

		1,917,065

Diversified Telecommunication Services—0.1%
Cincinnati Bell, Inc. (a)	85,540	377,231

Security Description	Shares	Value

Electric Utilities—4.0%
Alliant Energy Corp.	40,478	$1,179,124
Black Hills Corp. (b)	11,382	493,637
DPL, Inc.	44,136	1,226,981
Duquesne Light Holdings, Inc. (b)	27,027	465,135
Great Plains Energy, Inc. (b)	25,942	775,925
Hawaiian Electric Inducstries, Inc. (b)	28,128	784,209
IDACORP, Inc. (b)	14,682	442,369
Northeast Utilities	45,145	900,643
NSTAR	37,120	1,073,510
OGE Energy Corp.	31,383	881,862
Pepco Holdings, Inc. (b)	65,739	1,529,747
PNM Resources, Inc.	23,882	684,697
Puget Energy, Inc.	34,855	818,395
Sierra Pacific Resources (a) (b)	63,739	946,524
Westar Energry, Inc.	30,137	727,206
Wisconsin Energy Corp.	40,656	1,622,988
WPS Resources Corp. (b)	13,194	762,613

		15,315,565

Electrical Equipment—0.7%
AMETEK, Inc.	24,304	1,044,343
Hubbell, Inc. (Class B)	21,103	990,364
Thomas & Betts Corp. (a)	18,295	629,531

		2,664,238

Electronic Equipment & Instruments—2.0%
Amphenol Corp. (Class A)	30,878	1,245,618
Arrow Electronics, Inc. (a)	41,133	1,289,931
Avnet, Inc. (a)	50,544	1,235,801
CDW Corp.	21,836	1,286,577
Kemet Corp. (a) (b)	30,103	252,263
National Instruments Corp. (b)	19,145	471,733
Newport Corp. (a)	13,846	192,875
Plexus Corp. (a)	15,140	258,742
Technologies Data Corp. (a)	20,115	738,422
Vishar Intertechnology, Inc. (a)	63,987	764,645

		7,736,607

Energy Equipment & Services—4.0%
Cooper Cameron Corp. (a)	19,447	1,437,717
ESCO International, Inc.	52,823	2,461,023
FMC Technologies, Inc. (a)	23,834	1,003,650
Grant Prideco, Inc. (a)	44,160	1,795,104
Hanover Compressor Co. (a) (b)	28,664	397,283
Helmerich & Payne, Inc.	17,884	1,080,015
Patterson-UTI Energy, Inc.	59,675	2,153,074
Pride International, Inc. (a)	55,066	1,569,932
Smith International, inc. (a)	73,804	2,458,411
Tidewater, Inc.	21,102	1,027,034

		15,383,243

Food & Staples Retailing—1.1%
BJ’s Wholesale Club, Inc. (a)	23,690	658,582
Ruddick Corp.	12,042	277,568
Whole Foods Market, Inc.	23,382	3,143,710

		4,079,860

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-48

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food Products—1.4%
Dean Foods Co. (a)	51,955	$2,018,971
Hormel Foods Corp.	25,367	836,857
Lancaster Colony Corp.	8,919	383,517
Smithfield Foods, Inc. (a)	34,365	1,019,953
The J. M. Smucker Co.	20,303	985,508
Tootsie Roll Industries, Inc.	8,752	277,876

		5,522,682

Gas Utilities—0.7%
AGL Resources, Inc.	26,893	997,999
ONEOK, Inc.	35,078	1,193,354
WGL Holdings, Inc. (b)	16,924	543,768

		2,735,121

Health Care Equipment & Supplies—3.1%
Advanced Medical Optics, Inc. (a)	22,953	871,066
Beckman Coulter, Inc.	21,542	1,162,837
Cytyc Corp. (a)	39,008	1,047,365
Dentsply International, Inc.	27,557	1,488,629
Edwards Lifesciences Corp. (a)	20,783	922,973
Gen-Probe, Inc. (a)	17,619	871,260
Hillenbrand Industries, Inc.	21,238	999,248
INAMED Corp. (a) (b)	12,620	955,082
Intuitive Surgical, Inc. (a)	12,138	889,594
STERIS Corp.	23,677	563,276
Varian Medical Systems, Inc. (a)	45,479	1,796,875
Varian, Inc. (a)	11,138	382,256

		11,950,461

Health Care Providers & Services—4.9%
Apria Healthcare Group, Inc. (a)	17,206	549,043
Community Health Systems, Inc. (a)	31,180	1,210,096
Covance, Inc. (a)	21,658	1,039,367
Health Net, Inc. (a)	39,393	1,864,077
Henry Schein, Inc. (a)	30,292	1,291,045
LifePoint Hospitals, Inc. (a) (b)	19,803	865,985
Lincare Holdings, Inc. (a)	34,133	1,401,160
Omnicare, Inc.	36,690	2,063,079
PacifiCare Health Systems, Inc. (a)	30,469	2,430,817
Patterson Cos., Inc. (a) (b)	47,933	1,918,758
Renal Care Group, Inc. (a)	23,664	1,119,780
Triad Hospitals, Inc. (a)	29,906	1,353,845
Universal Health Services, Inc. (Class B)	19,370	922,593
VCA Antech, Inc. (a) (b)	28,673	731,735

		18,761,380

Hotels, Restaurants & Leisure—1.9%
Applebee’s International, Inc. (b)	27,468	568,313
Bob Evans Farms, Inc. (b)	12,329	279,992
Boyd Gaming Corp.	15,095	650,896
Brinker International, Inc. (a)	30,581	1,148,622
CBRL Group, Inc.	16,267	547,547
GTECH Holdings Corp.	40,241	1,290,127
International Speedway Corp. (Class A)	12,230	641,708
Krispy Kreme Doughnuts, Inc. (a) (b)	21,462	134,352
Outback Steakhouse, Inc.	22,821	835,249

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
Ruby Tuesday, Inc. (b)	22,147	$481,919
The Cheesecake Factory, Inc. (a)	27,238	850,915

		7,429,640

Household Durables—3.1%
Amereican Greetings Corp. (Class A)	23,352	639,845
Blyth, Inc.	9,256	206,316
Furniture Brands International, Inc. (b)	18,191	327,984
Harman International Industries, Inc.	22,914	2,343,415
Hovnanian Enterprises, Inc. (Class A) (a) (b)	12,444	637,133
Lennar Corp. (Class A)	46,521	2,780,095
Mohawk Industries, Inc. (a)	18,359	1,473,310
Ryland Group, Inc.	16,301	1,115,314
Toll Brothers, Inc. (a)	41,123	1,836,964
Tupperware Corp.	18,522	421,931

		11,782,307

Household Products—0.6%
Church & Dwight, Inc.	22,257	822,174
Energizer Holdings, Inc. (a)	24,659	1,398,165

		2,220,339

Industrial Conglomerates—0.4%
Carisle Cos., Inc.	10,658	677,529
Teleflex, Inc. (b)	14,194	1,000,677

		1,678,206

Insurance—4.8%
Allmerica Financial Corp. (a)	18,580	764,381
American Financial Group, Inc.	16,119	546,918
AmerUs Group Co. (b)	13,508	774,954
Arthur J. Gallagher & Co. (b)	32,877	947,186
Brown & Brown, Inc. (b)	19,224	955,240
Everest Re Group, Ltd.	19,603	1,919,134
Fidelity National Financial, Inc.	60,107	2,675,964
First American Corp.	33,080	1,510,763
HCC Insurance Holdings, Inc.	36,700	1,047,051
Horace Mann Educators Corp.	14,918	295,078
Mercury General Corp. (b)	12,326	739,437
Ohio Casualty Corp. (a)	22,412	607,813
Old Republic International Corp.	63,569	1,695,385
Protective Life Corp.	24,210	996,968
StanCorp Financial Group, Inc.	9,605	808,741
Unitrin, Inc.	15,906	754,899
W.R. Berkley Corp.	38,841	1,533,443

		18,573,355

Internet Software & Services—0.1%
F5 Networks, Inc. (a)	13,366	581,020

IT Services—2.8%
Acxiom Corp.	27,183	508,866
Alliance Data Systems Co. (a)	24,117	944,180
Anteon International Corp. (a)	11,341	484,941
Ceridian Corp. (a)	50,844	1,055,013

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-49

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

IT Services—(Continued)
Certegy, Inc.	21,544	$862,191
Checkfree Corp. (a)	31,502	1,191,406
Cognizant Technology Solutions Corp. (Class A) (a)	47,479	2,212,047
CSG Systems International, Inc. (a)	17,062	370,416
DST Systems, Inc. (a)	24,261	1,330,231
Gartner, Inc. (Class A) (a) (b)	20,011	233,929
Keane, Inc. (a) (b)	16,309	186,412
MPS Group, Inc. (a) (b)	35,058	413,684
SRA International, Inc. (a) (b)	12,697	450,489
The Bisys Group, Inc. (a)	41,984	563,845

		10,807,650

Leisure Equipment & Products—0.1%
Callaway Golf Co.	22,801	344,067

Machinery—2.9%
AGCO Corp. (a)	31,425	571,935
Crane Co.	17,284	514,026
Donaldson Co., Inc.	23,888	729,301
Federal Signal Corp. (b)	16,779	286,753
Flowserve Corp. (a)	19,210	698,283
Graco, Inc.	23,877	818,504
Harsco Corp.	14,486	949,847
Joy Global, Inc.	28,154	1,420,651
Kennametal, Inc.	13,341	654,243
Nordson Corp. (b)	11,349	431,602
Pentair, Inc.	35,398	1,292,027
SPX Corp.	25,428	1,168,417
Tecumseh Products Co. (Class A) (b)	6,422	138,201
The Timkin Co.	28,629	848,277
Trinity Industries, Inc. (b)	14,831	600,507

		11,122,574

Marine—0.4%
Alexander & Baldwin, Inc.	15,233	811,005
Overseas Shipholding Group, Inc.	10,281	599,691

		1,410,696

Media—1.9%
Belo Corp. (Class A)	33,577	767,570
Catalina Marketing Corp. (b)	13,956	317,359
Emmis Communications Corp. (Class A) (a) (b)	12,739	281,405
Entercom Communications Corp. (a)	13,248	418,504
Harte-Hanks, Inc.	20,212	534,203
Lee Enterprises, Inc.	15,804	671,354
Media General, Inc. (Class A)	8,353	484,558
Scholastic Corp. (a)	12,210	451,282
The Reader’s Digest Association, Inc. (Class A)	34,457	550,278
The Washington Post co. (Class B)	2,034	1,632,285
Valassis Communications, Inc. (a)	17,344	676,069
Westwood One, Inc. (a)	23,513	467,674

		7,252,541

Metals & Mining—0.2%
Steel Dynamics, Inc. (b)	13,325	452,517
Worthington Industries, Inc. (b)	24,761	520,724

		973,241

Security Description	Shares	Value

Multi-Utilities—2.6%
Aquila, Inc. (a) (b)	129,726	$513,715
Energy East Corp.	51,266	1,291,391
Equitable Resources, Inc.	42,204	1,648,488
MDU Resources Group, Inc. (b)	41,615	1,483,575
Questar Corp.	29,555	2,604,387
SCANA Corp.	39,448	1,666,283
Venctren Corp.	26,446	749,744

		9,957,583

Multiline Retail—0.9%
99 Cents Only Stores (a) (b)	16,678	154,272
Dollar Tree Stores, Inc. (a)	37,332	808,238
Neiman Marcus Group, Inc. (Class A)	17,012	1,700,349
Saks, Inc.	49,333	912,660

		3,575,519

Mutual Funds—1.2%
MidCap SPDR Trust, Series 1 (b)	34,200	4,477,464

Office Electronics—0.3%
Zebra Technologies Corp. (Class A) (a)	25,075	980,182

Oil, Gas & Consumable Fuels—4.8%
Arch Coal, Inc. (b)	22,166	1,496,205
Denbury Resources, Inc. (a)	19,855	1,001,486
Forest Oil Corp. (a)	18,966	988,129
Newfield Expolration Co. (a)	44,043	2,162,511
Noble Energy, Inc.	60,689	2,846,314
Peabody Energy Corp.	45,583	3,844,926
Pioneer Natural Resources Co. (b)	49,322	2,708,764
Plains Exploration & Prodcution Co. (a)	27,212	1,165,218
Pogo Producing Co.	20,753	1,223,182
Western Gas Resources, Inc. (b)	19,968	1,022,961

		18,459,696

Paper & Forest Products—0.3%
Bowater, Inc. (b)	19,435	549,428
Glatfelter (b)	15,291	215,450
Potlatch Corp.	10,102	526,516

		1,291,394

Pharmaceuticals—2.0%
Barr Pharmaceuticals, Inc. (a)	36,995	2,031,765
IVAX Corp. (a)	74,767	1,970,858
Par Pharmaceutical Resources, Inc. (a) (b)	11,885	316,379
Perrigo Co. (b)	28,931	414,003
Sepracor, Inc. (a)	36,620	2,160,214
Valeant Pharmaceuticals International, Inc. (b)	32,187	646,315

		7,539,534

Real Estate—3.5%
AMB Property Corp. (REIT)	29,593	1,328,726
Developers Diversified Realty Corp. (REIT)	37,790	1,764,793
Highwoods Properties, Inc. (REIT)	18,668	550,893
Hospitality Porperties Trust (REIT)	24,990	1,071,071

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-50

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—(Continued)
Liberty Property Trust (REIT) (b)	30,502	$1,297,555
Mack-Cali Realty Corp. (REIT)	21,492	965,850
New Plan Excel Realty Trust (REIT) (b)	35,998	826,154
Rayonier, Inc. (REIT)	17,539	1,010,597
Regency Centers Corp. (REIT)	22,066	1,267,692
The Macerich Co.	20,747	1,347,310
United Dominion Reallty Trust, Inc. (REIT)	47,673	1,129,850
Weingarten Realty Investors (REIT)	27,908	1,056,318

		13,616,809

Road & Rail—0.8%
CNF, Inc.	18,213	956,183
J.B. Hunt Transport Services, Inc.	44,036	837,124
Swift Transportation Co., Inc. (a) (b)	18,185	321,875
Werner Enterprises, Inc. (b)	17,942	310,217
Yellow Roadway Corp. (a) (b)	20,132	833,867

		3,259,266

Semiconductors & Semiconductor Equipment—3.3%
Atmel Corp. (a) (b)	147,120	303,067
Cabot Microelectronics Corp. (a) (b)	8,530	250,611
Credence Systems Corp. (a) (b)	34,553	275,733
Cree, Inc. (a) (b)	26,266	657,175
Cypress Semiconductor Corp. (a) (b)	46,449	699,058
Fairchild Semiconductor International, Inc. (a)	41,654	618,978
Integrated Device Technology, Inc. (a)	69,099	742,128
International Rectifier Corp. (a)	22,411	1,010,288
Intersil Corp. (Class A)	53,307	1,161,027
Lam Research Corp. (a)	47,423	1,444,979
Lattice Semiconductor Corp. (a)	39,486	169,000
LTX Corp. (a) (b)	21,333	90,025
MEMC Electronic Materials, Inc. (a)	54,581	1,243,901
Micrel, Inc. (a) (b)	22,876	256,898
Microchip Technology, Inc.	72,703	2,189,814
RF Micro Devices, Inc. (a) (b)	65,443	369,753
Semtech Corp. (a) (b)	25,573	421,187
Silicon Laboratories, Inc. (a) (b)	15,503	471,136
TriQuint Semiconductor, Inc. (a) (b)	48,627	171,167

		12,545,925

Software—2.9%
Activision, Inc. (a)	70,766	1,447,165
Advent Software, Inc. (a)	5,524	148,817
Cadence Design Systems, Inc. (a)	96,597	1,561,008
Fair Isaac Corp.	22,723	1,017,990
Jack Henry & Associates, Inc. (b)	26,110	506,534
Macromedia, Inc. (a)	26,448	1,075,640
Macrovision Corp. (a) (b)	17,585	335,874
McAfee, Inc. (a)	57,482	1,806,084
Mentor Graphics Corp. (a)	27,501	236,509
RSA Security, Inc. (a) (b)	24,651	313,314
Sybase, Inc. (a) (b)	31,439	736,301
Synopsys, Inc. (a)	50,156	947,948
The Reynolds & Reynolds Co. (Class A)	17,774	487,185
Transaction Systems Architects, Inc. (Class A) (a)	12,919	359,794
Wind River Systems, Inc. (a) (b)	26,043	336,736

		11,316,899

Security Description	Shares	Value

Specialty Retail—5.5%
Abercrombie & Fitch Co. (Class A)	30,422	$1,516,537
Advance Auto Parts, Inc. (a)	38,045	1,471,561
Aeropostale, Inc. (a)	19,262	409,317
American Eagle Outfitters, Inc.	47,524	1,118,240
AnnTaylor Stores Corp. (a) (b)	25,315	672,113
Barnes & Noble, Inc. (a)	19,061	718,600
Borders Group, Inc.	24,414	541,258
CarMax, Inc. (a) (b)	36,322	1,135,789
Chico’s FAS, Inc. (a)	62,803	2,311,150
Claire’s Stores, Inc.	34,499	832,461
Foot Locker, Inc.	54,516	1,196,081
Michaels Stores, Inc.	47,070	1,556,134
O’Reilly Automotive, Inc. (a)	38,861	1,095,103
Pacific Sunwear of California, Inc. (a)	25,927	555,875
Payless Shoesource, Inc. (a)	23,709	412,537
PETsMART, Inc.	49,788	1,084,383
Pier 1 Imports, Inc. (b)	29,937	337,390
Rent-A-Center, Inc. (a)	26,004	502,137
Ross Stores, Inc.	50,777	1,203,415
Urban Outfitters, Inc. (a) (b)	38,268	1,125,079
Williams-Sonoma, Inc. (a)	40,456	1,551,488

		21,346,648

Textiles, Apparel & Luxury Goods—0.4%
Polo Ralph Lauren Corp.	20,992	1,055,898
The Timberland Co. (Class A) (a)	19,193	648,339

		1,704,237

Thrifts & Mortgage Finance—2.1%
Astoria Financial Corp.	31,128	822,402
Independence Community Bank Corp.	26,085	889,238
IndyMac Bancorp, Inc.	22,067	873,412
New York Community Bancorp, Inc. (b)	82,228	1,348,539
Radian Group, Inc.	29,630	1,573,353
The PMI Group, Inc. (b)	31,953	1,273,966
Washington Federal, Inc.	30,164	680,500
Webster Finanical Corp.	18,719	841,606

		8,303,016

Tobacco—0.1%
Universal Corp.	8,934	346,907

Trading Companies & Distributors—0.5%
Fastenal Co. (b)	21,524	1,314,901
United Rentals, Inc. (a) (b)	23,266	458,573

		1,773,474

Water Utilities—0.3%
Aqua America, Inc. (b)	33,411	1,270,286

Wireless Telecommunication Services—0.4%
Telephone & Data Systems, Inc.	35,663	1,390,857

Total Common Stock (Identified Cost $308,422,676)		378,727,403

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-51

Metropolitan Series Fund, Inc.

MetLife Mid Cap Stock Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Short Term Investments—1.9%

Security Description	Face Amount	Value

Discount Notes—1.9%
Federal Home Loan Bank 3.550%, 10/14/05	$1,425,000	$1,423,173
Federal National Mortgage Association 3.510%, 10/12/05	6,075,000	6,068,492

Total Short Term Investments (Identified Cost $7,491,666)		7,491,665

Total Investments—100.1% (Identified Cost $315,914,342) (c)		386,219,068
Liabilities in excess of other assets		(575,692)

Total Net Assets—100%		$385,643,376

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $58,122,782 and the collateral received consisted of cash in the amount of $59,321,304.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $315,914,342 and the composition of unrealized appreciation and depreciation of investment securities was $85,399,843 and $15,095,117, respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/2005	Net Unrealized Appreciation
S&P Mid Cap 400 Index Futures	12/15/2005	20	$7,139,475	$7,207,000	$67,525

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-52

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—94.9% of Total Net Assets

Security Description	Shares	Value

Auto Components—2.6%
BorgWarner, Inc. (a)	138,200	$7,802,772
Johnson Controls, Inc. (a)	162,400	10,076,920

		17,879,692

Automobiles—1.8%
Harley-Davidson, Inc. (a)	251,800	12,197,192

Building Products—1.4%
Masco Corp.	312,300	9,581,364

Capital Markets—1.5%
The Bear Stearns Cos., Inc. (a)	91,000	9,987,250

Commercial Banks—2.5%
First Horizon National Corp. (a)	209,900	7,629,865
North Fork Bancorp, Inc.	356,840	9,099,420

		16,729,285

Commercial Services & Supplies—1.3%
Manpower, Inc.	200,000	8,878,000

Communications Equipment—1.6%
Scientific-Atlanta, Inc. (a)	290,100	10,881,651

Computers & Peripherals—1.9%
Lexmark International, Inc. (Class A) (b)	207,300	12,655,665

Diversified Consumer Services—1.7%
Career Education Corp. (a) (b)	334,800	11,905,488

Diversified Financial Services—1.4%
CIT Group, Inc.	215,100	9,718,218

Electric Utilities—2.1%
DPL, Inc.	368,200	10,235,960
Edison International (a)	86,900	4,108,632

		14,344,592

Health Care Providers & Services—4.9%
Coventry Health Care, Inc. (b)	140,900	12,120,218
Health Management Associates, Inc. (Class A) (a)	84,500	1,983,215
Omnicare, Inc. (a)	232,500	13,073,475
WellPoint, Inc. (b)	84,800	6,429,536

		33,606,444

Household Durables—14.4%
Beazer Homes USA, Inc. (a)	184,600	10,830,482
Centex Corp. (a)	208,100	13,439,098
Hovnanian Enterprises, Inc. (Class A) (a) (b)	238,500	12,211,200
KB HOME (a)	118,000	8,637,600
Lennar Corp. (Class A) (a)	238,800	14,270,688
Pulte Homes, Inc. (a)	330,000	14,163,600
The Black & Decker Corp.	59,600	4,892,564
WCI Communities, Inc. (a) (b)	334,900	9,501,113
Whirlpool Corp.	135,500	10,266,835

		98,213,180

Security Description	Shares	Value

Household Products—1.2%
Spectrum Brands, Inc. (b)	360,600	$8,492,130

Independent Power Producers & Energy Traders—2.6%
TXU Corp.	154,900	17,485,112

Insurance—2.5%
Ambac Financial Group, Inc. (a)	152,000	10,953,120
Arch Capital Group, Ltd. (b)	129,600	6,426,864

		17,379,984

Internet Software & Services—1.5%
Check Point Software Technologies, Ltd. (b)	415,706	10,109,970

Machinery—3.3%
Briggs & Stratton Corp.	282,000	9,754,380
Joy Global, Inc. (a)	253,000	12,766,380

		22,520,760

Marine—5.1%
Frontline, Ltd. (a)	264,400	11,665,328
General Maritime Corp. (a)	241,100	8,874,891
Overseas Shipholding Group, Inc.	140,100	8,172,033
Teekay Shipping Corp. (a)	141,800	6,104,490

		34,816,742

Metals & Mining—3.6%
Alpha Natural Resources, Inc. (a) (b)	394,800	11,859,792
Phelps Dodge Corp. (a)	98,000	12,733,140

		24,592,932

Multiline Retail—1.2%
Dollar Tree Stores, Inc. (b)	362,720	7,852,888

Oil, Gas & Consumable Fuels—18.3%
Arch Coal, Inc. (a)	217,900	14,708,250
Canadian Natural Resources, Ltd.	348,300	15,739,677
Denbury Resources, Inc. (a) (b)	276,700	13,956,748
Peabody Energy Corp.	176,000	14,845,600
Quicksilver Resources, Inc. (a) (b)	291,550	13,933,174
Southwestern Energy Co. (b)	78,300	5,747,220
Sunoco, Inc.	99,000	7,741,800
Talisman Energy, Inc.	311,300	15,203,892
XTO Energy, Inc.	500,308	22,673,959

		124,550,320

Personal Products—1.5%
NBTY, Inc. (a) (b)	444,500	10,445,750

Pharmaceuticals—0.7%
Shire Pharmaceuticals Group, Plc. (ADR) (a)	138,400	5,119,416

Real Estate—3.3%
Colonial Properties Trust (REIT) (a)	159,700	7,103,456
Developers Diversified Realty Corp. (REIT) (a)	222,400	10,386,080
Trizec Properties, Inc. (REIT)	225,200	5,193,112

		22,682,648

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-53

Metropolitan Series Fund, Inc.

Neuberger Berman Mid Cap Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—1.8%
Advance Auto Parts, Inc. (a) (b)	285,150	$11,029,602
Ross Stores, Inc.	38,800	919,560

		11,949,162

Textiles, Apparel & Luxury Goods—1.5%
Jones Apparel Group, Inc.	83,300	2,374,050
VF Corp. (a)	131,600	7,628,852

		10,002,902

Thrifts & Mortgage Finance—7.7%
Astoria Financial Corp.	308,700	8,155,854
Hudson City Bancorp, Inc.	1,068,100	12,710,390
IndyMac Bancorp, Inc.	275,000	10,884,500
Radian Group, Inc.	172,600	9,165,060
The PMI Group, Inc. (a)	291,000	11,602,170

		52,517,974

Total Common Stock (Identified Cost $570,827,464)		647,096,711

Short Term Investments—5.1%
Security Description	Face Amount	Value

Repurchase Agreement—5.1%
State Street Corp. Repurchase Agreement dated 09/30/05 at 1.200% to be repurchased at $34,880,488 on 10/03/05, collateralized by $36,015,000 U.S. Treasury Note 4.000% due 09/30/07 with a value of $35,924,963.	$34,877,000	$34,877,000

Total Short Term Investments (Identified Cost $34,877,000)		34,877,000

Total Investments—100.0% (Identified Cost $605,704,464) (c)		681,973,711
Liabilities in excess of other assets		(109,444)

Total Net Assets—100%		$681,864,267

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $137,884,412 and the collateral received consisted of cash in the amount of $140,132,206.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $605,704,464 and the composition of unrealized appreciation and depreciation of investment securities was $94,687,209 and $18,417,962, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-54

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—96.5% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Alliant Techsystems, Inc. (a)	73,000	$5,449,450
Herley Industries, Inc. (a)	122,400	2,280,312
National Fuel Gas Co.	182,800	6,251,760

		13,981,522

Air Freight & Logistics—0.8%
Aviall, Inc. (a)	225,400	7,614,012

Auto Components—1.6%
K&F Industries Holdings, Inc.	428,400	7,167,132
LKQ Corp.	230,000	6,946,000
Tenneco Automotive, Inc. (b)	75,000	1,313,250

		15,426,382

Automobiles—0.4%
Winnebago Industries, Inc. (b)	146,300	4,238,311

Building Products—1.1%
Lennox International, Inc. (b)	405,500	11,114,755

Capital Markets—1.6%
Affiliated Managers Group, Inc. (a) (b)	152,800	11,065,776
MCG Capital Corp. (b)	270,700	4,566,709

		15,632,485

Chemicals—0.9%
Airgas, Inc.	284,400	8,426,772

Commercial Banks—4.6%
Cathay General Bancorp. (a) (b)	241,100	8,549,406
City National Corp.	140,600	9,854,654
Sterling Bancshares, Inc.	560,800	8,249,368
Umpqua Holdings Corp. (b)	341,400	8,302,848
Wintrust Financial Corp. (b)	191,400	9,619,764

		44,576,040

Commercial Services & Supplies—5.9%
Banta Corp.	323,200	16,447,648
Heidrick & Struggles International, Inc. (a) (b)	434,500	14,069,110
The Brinks Co.	530,900	21,798,754
Watson Wyatt & Co. Holdings (a)	191,900	5,171,705

		57,487,217

Communications Equipment—0.9%
Polycom, Inc. (a)	302,200	4,886,574
Scientific-Atlanta, Inc.	97,100	3,642,221

		8,528,795

Computers & Peripherals—2.0%
Electronics for Imaging, Inc.	547,200	12,552,768
Imation Corp.	159,200	6,824,904

		19,377,672

Security Description	Shares	Value

Construction & Engineering—3.9%
Dycom Industries, Inc. (a) (b)	482,600	$9,758,172
Walter Industries, Inc. (b)	214,100	10,473,772
Washington Group International, Inc. (a) (b)	327,200	17,632,808

		37,864,752

Containers & Packaging—1.1%
Packaging Corp. of America (b)	217,900	4,229,439
Smurfit-Stone Container Corp. (a)	625,900	6,484,324

		10,713,763

Diversified Telecommunication Services—2.3%
Amdocs, Ltd. (a)	348,400	9,661,132
Tekelec, Inc. (b)	393,800	8,250,110
UbiquiTel, Inc. (a)	560,800	4,901,392

		22,812,634

Electric Utilities—3.4%
Black Hills Corp. (b)	127,900	5,547,023
DPL, Inc. (b)	193,900	5,390,420
NorthWestern Energy Corp. (a) (b)	257,500	7,773,925
PNM Resources, Inc.	497,900	14,274,793

		32,986,161

Electrical Equipment—2.4%
Regal Beloit Corp. (b)	250,000	8,110,000
Thomas & Betts Corp. (a)	237,300	8,165,493
Trustmark Corp. (b)	251,900	7,015,415

		23,290,908

Electronic Equipment & Instruments—0.8%
Amphenol Corp. (Class A)	91,400	3,687,076
Celestica, Inc. (a)	376,600	4,259,346

		7,946,422

Energy Equipment & Services—1.5%
CMS Energy Corp. (a) (b)	325,100	5,347,895
Lone Star Technologies, Inc. (a) (b)	164,700	9,155,673

		14,503,568

Food & Staples Retailing—1.0%
BJ’s Wholesale Club, Inc. (a)	340,300	9,460,340

Food Products—1.6%
Chiquita Brands International, Inc. (b)	176,500	4,933,175
Hain Celestial Group, Inc. (a)	316,400	6,138,160
Treehouse Foods, Inc. (a) (b)	171,300	4,604,544

		15,675,879

Gas Utilities—3.8%
AGL Resources, Inc.	136,200	5,054,382
CNX Gas Corp. (144A)	212,200	4,119,874
Energen Corp.	321,600	13,912,416

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-55

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Gas Utilities—(Continued)
ONEOK, Inc. (b)	226,900	$7,719,138
Southern Union Co. (a)	254,100	6,548,157

		37,353,967

Health Care Equipment & Supplies—3.7%
Bausch & Lomb, Inc.	97,200	7,842,096
Dentsply International, Inc.	153,700	8,302,874
DJ Orthopedics, Inc. (b)	299,300	8,661,742
Sybron Dental Specialties, Inc. (a)	262,700	10,923,066

		35,729,778

Health Care Providers & Services—2.0%
Amedisys, Inc. (a) (b)	121,000	4,719,000
Humana, Inc. (a)	98,800	4,730,544
LifePoint Hospitals, Inc. (a) (b)	222,290	9,720,742

		19,170,286

Hotels, Restaurants & Leisure—5.0%
Gaylord Entertainment Co. (a) (b)	244,100	11,631,365
GTECH Holdings Corp.	555,400	17,806,124
Kerzner International Ltd. (b)	175,900	9,771,245
Landry’s Restaurants, Inc. (b)	161,700	4,737,810
Pinnacle Entertainment, Inc. (a) (b)	265,000	4,857,450

		48,803,994

Household Durables—0.9%
Fleetwood Enterprises, Inc. (b)	384,800	4,733,040
Ryland Group, Inc.	64,100	4,385,722

		9,118,762

Household Products—2.6%
Church & Dwight, Inc.	129,100	4,768,954
Jarden Corp. (b)	493,649	20,274,164

		25,043,118

Insurance—6.2%
Allmerica Financial Corp. (a)	238,600	9,816,004
Aspen Insurance Holdings, Ltd. (b)	317,500	9,382,125
Hub International, Ltd.	169,400	3,841,992
Max Re Capital, Ltd. (b)	266,100	6,596,619
National Financial Partners Corp.	238,200	10,752,348
Platinum Underwriters Holdings, Ltd.	248,500	7,427,665
Universal American Financial Corp. (a) (b)	584,000	13,280,160

		61,096,913

IT Services—1.1%
DST Systems, Inc. (a)	124,700	6,837,301
ProQuest Co. (a) (b)	108,400	3,924,080

		10,761,381

Leisure Equipment & Products—0.4%
K2, Inc. (a) (b)	378,900	4,319,460

Security Description	Shares	Value

Machinery—4.3%
AptarGroup, Inc.	171,200	$8,527,472
Briggs & Stratton Corp. (b)	261,700	9,052,203
Kadant, Inc. (a) (b)	200,000	4,012,000
Oshkosh Truck Corp.	251,800	10,867,688
The Manitowoc Co., Inc. (b)	92,500	4,648,125
Wabtec Corp. (b)	186,590	5,090,175

		42,197,663

Media—0.9%
Journal Register Co. (a)	47,700	771,786
Primedia, Inc. (a) (b)	2,046,900	8,371,821

		9,143,607

Metals & Mining—1.5%
Alpha Natural Resources, Inc. (a)	218,800	6,572,752
Foundation Coal Holdings, Inc. (b)	214,900	8,262,905

		14,835,657

Multiline Retail—0.3%
Saks, Inc.	152,700	2,824,950

Oil, Gas & Consumable Fuels—4.7%
Arch Coal, Inc. (b)	195,600	13,203,000
Comstock Resources, Inc. (a)	252,000	8,268,120
Swift Energy Co. (a) (b)	108,500	4,963,875
Vintage Petroleum, Inc. (b)	138,000	6,301,080
Whiting Petroleum Corp.	301,200	13,204,608

		45,940,683

Paper & Forest Products—0.7%
Bowater, Inc.	242,200	6,846,994

Pharmaceuticals—0.6%
Watson Pharmaceuticals, Inc. (a)	168,200	6,157,802

Real Estate—3.6%
Highland Hospitality Corp. (REIT) (b)	435,300	4,466,178
LaSalle Hotel Properties (REIT)	150,600	5,188,170
Rayonier, Inc. (REIT)	188,560	10,864,827
Sunstone Hotel Investors, Inc. (REIT)	244,300	5,958,477
U-Store-It Trust (REIT) (b)	414,200	8,395,834

		34,873,486

Road & Rail—0.3%
RailAmerica, Inc. (a)	226,200	2,691,780

Semiconductors & Semiconductor Equipment—1.4%
Axcelis Technologies, Inc. (a)	832,000	4,343,040
Brooks Automation, Inc. (a) (b)	326,900	4,357,577
Cypress Semiconductor Corp. (a) (b)	347,600	5,231,380

		13,931,997

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-56

Metropolitan Series Fund, Inc.

BlackRock Strategic Value Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—2.6%
Borland Software Corp. (a) (b)	1,115,200	$6,490,464
Hyperion Solutions Corp. (a)	186,100	9,053,765
TIBCO Software, Inc. (a)	1,222,125	10,216,965

		25,761,194

Specialty Retail—5.6%
AnnTaylor Stores Corp. (a)	179,200	4,757,760
Linens ‘N Things, Inc. (a)	531,800	14,199,060
OfficeMax, Inc.	273,000	8,645,910
Pier 1 Imports, Inc.	584,300	6,585,061
Stage Stores, Inc. (b)	172,949	4,647,140
The Finish Line, Inc. (Class A)	526,600	7,683,094
The Sports Authority, Inc. (a) (b)	288,000	8,478,720

		54,996,745

Textiles, Apparel & Luxury Goods—0.5%
Reebok International, Ltd.	87,100	4,927,247

Thrifts & Mortgage Finance—2.2%
First Niagara Financial Group, Inc. (b)	224,700	3,244,668
Hudson City Bancorp, Inc.	451,200	5,369,280
Sterling Financial Corp. (Washington)	284,900	6,424,495
Washington Federal, Inc. (b)	271,900	6,134,064

		21,172,507

Transportation Infrastructure—1.1%
Laidlaw International, Inc. (a)	458,800	11,089,196

Wireless Telecommunication Services—1.3%
Nextel Partners, Inc. (Class A) (a) (b)	513,700	12,893,870

Total Common Stock (Identified Cost $872,414,004)		943,341,427

Short Term Investments—4.9%
Security Description	Face Amount	Value

Discount Notes—4.9%
Federal National Mortgage Association 3.500%, 10/03/05	$48,200,000	$48,190,628

Total Investments—101.4% (Identified Cost $920,604,632) (c)		991,532,055
Liabilities in excess of other assets		(13,536,419)

Total Net Assets—100%		$977,995,636

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $180,071,183. and the collateral received consisted of cash in the amount of $183,484,646.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $920,604,632 and the composition of unrealized appreciation and depreciation of investment securities was $91,736,322 and $20,808,899, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $4,119,874, which is 0.4% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-57

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—95.7% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Essex Corp. (a)	41,900	$907,973
Orbital Sciences Corp. (a)	48,500	606,250

		1,514,223

Air Freight & Logistics—1.5%
Forward Air Corp.	42,700	1,573,068

Airlines—0.5%
Republic Airways Holdings, Inc. (a)	34,800	497,988

Automobiles—0.6%
Winnebago Industries, Inc.	20,400	590,988

Biotechnology—3.3%
Coley Pharmaceutical Group, Inc. (a)	32,400	589,680
Digene Corp. (a)	23,600	672,600
Serologicals Corp. (a)	27,500	620,400
Telik, Inc. (a)	49,000	801,640
Trimeris, Inc. (a)	49,100	753,194

		3,437,514

Capital Markets—1.7%
Ares Capital Corp.	25,814	420,252
GFI Group, Inc. (a)	11,900	489,923
National Financial Partners Corp.	19,900	898,286

		1,808,461

Chemicals—3.6%
Cabot Corp.	25,900	854,959
FMC Corp. (a)	24,900	1,424,778
Minerals Technologies, Inc.	16,300	932,523
Westlake Chemical Corp.	21,900	593,052

		3,805,312

Commercial Banks—2.8%
Cathay General Bancorp. (a)	1,800	63,828
East West Bancorp, Inc.	17,600	599,104
First State Bancorp.	32,300	684,437
Greater Bay Bancorp.	20,700	510,048
Hancock Holding Co.	11,700	399,438
Signature Bank (a)	12,100	326,579
WestAmerica Bancorp.	6,700	346,055

		2,929,489

Commercial Services & Supplies—3.5%
Advance America Cash Advance Centers, Inc.	34,700	459,775
CDI Corp.	32,600	963,004
Global Cash Access, Inc. (a)	4,400	62,040
Heartland Payment Systems, Inc. (a)	4,600	109,756
Jackson Hewitt Tax Service, Inc.	21,600	516,456
LECG Corp. (a)	25,000	575,000
NCO Group, Inc. (a)	28,700	592,942
Waste Connections, Inc. (a)	9,850	345,538

		3,624,511

Security Description	Shares	Value

Communications Equipment—2.8%
Arris Group, Inc. (a)	58,200	$690,252
Avocent Corp. (a)	31,000	980,840
ViaSat, Inc. (a)	49,200	1,261,980

		2,933,072

Construction Materials—0.9%
Headwaters, Inc. (a)	24,500	916,300

Diversified Consumer Services—0.9%
Lincoln Educational Services (a)	29,500	347,805
Regis Corp.	14,500	548,390

		896,195

Diversified Financial Services—2.4%
CapitalSource, Inc. (a)	52,200	1,137,960
Doral Financial Corp.	36,800	480,976
Financial Federal Corp.	22,700	903,460

		2,522,396

Electrical Equipment—0.6%
AMETEK, Inc.	14,200	610,174

Electronic Equipment & Instruments—5.1%
Coherent, Inc. (a)	22,200	650,016
Electro Scientific Industries, Inc. (a)	28,700	641,732
FLIR Systems, Inc. (a)	33,400	987,972
LaserCard Corp. (a)	1,100	9,757
Mettler-Toledo International, Inc. (a)	7,500	382,350
National Instruments Corp.	40,100	988,064
Tektronix, Inc.	32,700	825,021
Trimble Navigation, Ltd. (a)	25,150	847,303

		5,332,215

Energy Equipment & Services—4.8%
Cal Dive International, Inc. (a)	44,500	2,821,745
FMC Technologies, Inc. (a)	27,300	1,149,603
Superior Energy Services, Inc. (a)	44,700	1,032,123

		5,003,471

Health Care Equipment & Supplies—6.1%
Advanced Neuromodulation Systems, Inc. (a)	14,300	678,678
American Medical Systems Holdings, Inc. (a)	50,800	1,023,620
Greatbatch, Inc. (a)	46,400	1,273,216
Merit Medical Systems, Inc. (a)	41,566	737,381
Molecular Devices Corp. (a)	26,100	545,229
STERIS Corp.	32,900	782,691
Symmetry Medical, Inc. (a)	16,200	383,940
Varian, Inc. (a)	26,500	909,480

		6,334,235

Health Care Providers & Services—8.9%
Centene Corp. (a)	21,100	528,133
IDX Systems Corp. (a)	13,600	587,248
LabOne, Inc. (a)	18,300	796,050

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-58

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
MAXIMUS, Inc.	15,700	$561,275
Parexel International Corp. (a)	31,300	628,817
Pharmaceutical Product Development, Inc. (a)	16,000	920,160
Psychiatric Solutions, Inc. (a)	17,300	938,179
RehabCare Group, Inc. (a)	26,500	543,780
Sierra Health Services, Inc. (a)	17,200	1,184,564
Symbion, Inc. (a)	19,200	496,704
United Surgical Partners International, Inc. (a)	28,200	1,102,902
VCA Antech, Inc. (a)	41,500	1,059,080

		9,346,892

Hotels, Restaurants & Leisure—6.0%
BJ’s Restaurants, Inc. (a)	24,500	500,535
Four Seasons Hotels, Inc.	13,100	751,940
Gaylord Entertainment Co. (a)	10,400	495,560
La Quinta Corp. (a)	98,700	857,703
Orient Express Hotels, Ltd.	29,400	835,548
P.F. Chang’s China Bistro, Inc. (a)	11,500	515,545
Panera Bread Co. (a)	15,100	772,818
Penn National Gaming, Inc. (a)	49,000	1,524,390

		6,254,039

Household Products—0.3%
Prestige Brands Holdings, Inc.	28,700	353,584

Insurance—1.0%
Aspen Insurance Holdings, Ltd.	11,900	351,645
EMC Insurance Group, Inc.	15,200	274,360
IPC Holdings, Ltd.	11,800	385,270

		1,011,275

Internet Software & Services—3.1%
Entrust, Inc. (a)	88,000	492,800
Marchex, Inc. (a)	65,800	1,089,648
RightNow Technologies, Inc. (a)	28,800	423,936
Sapient Corp. (a)	82,700	516,875
ValueClick, Inc. (a)	43,200	738,288

		3,261,547

IT Services—2.7%
BearingPoint, Inc. (a)	86,700	658,053
Global Payments, Inc.	17,600	1,367,872
Kanbay International, Inc. (a)	11,100	208,680
TNS, Inc. (a)	25,300	613,525

		2,848,130

Machinery—3.7%
CLARCOR, Inc.	8,800	252,736
Flowserve Corp. (a)	42,400	1,541,240
Oshkosh Truck Corp.	13,000	561,080
The Manitowoc Co., Inc.	14,400	723,600
Wabash National Corp.	37,800	743,148

		3,821,804

Security Description	Shares	Value

Media—0.4%
Entravision Communications Corp. (Class A) (a)	60,000	$472,200

Metals & Mining—0.5%
Alpha Natural Resources, Inc. (a)	18,100	543,724

Multiline Retail—0.7%
Fred’s, Inc.	6,600	82,566
Tuesday Morning Corp.	24,400	631,228

		713,794

Oil, Gas & Consumable Fuels—2.5%
Bill Barrett Corp. (a)	18,400	677,488
Denbury Resources, Inc. (a)	19,600	988,624
Spinnaker Exploration Co. (a)	15,200	983,288

		2,649,400

Pharmaceuticals—2.8%
Adams Respiratory Therapeutics, Inc. (a)	5,200	167,908
Angiotech Pharmaceuticals, Inc. (a)	47,700	668,754
Impax Laboratories, Inc. (a)	55,800	676,854
Pharmion Corp. (a)	15,300	333,693
Taro Pharmaceutical Industries, Ltd. (a)	18,660	480,122
The Medicines Co. (a)	27,500	632,775

		2,960,106

Real Estate—1.8%
Innkeepers USA Trust (REIT)	38,000	587,100
Jones Lang LaSalle, Inc. (a)	18,200	838,292
MeriStar Hospitality Corp. (REIT)	47,200	430,936

		1,856,328

Road & Rail—1.8%
Knight Transportation, Inc.	36,250	883,050
Landstar System, Inc.	25,600	1,024,768

		1,907,818

Semiconductors & Semiconductor Equipment—8.1%
Actel Corp. (a)	40,500	585,630
Cabot Microelectronics Corp. (a)	16,100	473,018
Exar Corp. (a)	11,237	157,543
FormFactor, Inc. (a)	14,200	324,044
Integrated Device Technology, Inc. (a)	37,440	402,105
Microsemi Corp. (a)	31,200	796,848
Microtune, Inc. (a)	89,200	555,716
Photronics, Inc. (a)	18,200	353,080
Power Integrations, Inc. (a)	42,800	930,900
Semtech Corp. (a)	67,700	1,115,019
Silicon Laboratories, Inc. (a)	37,500	1,139,625
Varian Semiconductor Equipment, Inc. (a)	35,900	1,521,083
ZiLOG, Inc. (a)	39,800	105,470

		8,460,081

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-59

Metropolitan Series Fund, Inc.

Franklin Templeton Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—6.3%
Catapult Communications Corp. (a)	29,100	$533,694
FileNET Corp. (a)	38,900	1,085,310
Hyperion Solutions Corp. (a)	16,500	802,725
Jack Henry & Associates, Inc.	34,100	661,540
Micromuse, Inc. (a)	67,500	531,900
MICROS Systems, Inc. (a)	16,900	739,375
NetIQ Corp. (a)	44,700	547,128
Quest Software, Inc. (a)	64,500	972,015
THQ, Inc. (a)	33,450	713,154

		6,586,841

Specialty Retail—1.8%
Cost Plus, Inc. (a)	35,800	649,770
Hot Topic, Inc. (a)	33,900	520,704
Tractor Supply Co. (a)	16,300	744,095

		1,914,569

Textiles, Apparel & Luxury Goods—0.1%
Volcom, Inc. (a)	2,600	72,826

Thrifts & Mortgage Finance—0.3%
Franklin Bank Corp. (a)	17,700	285,855

Wireless Telecommunication Services—0.4%
JAMDAT Mobile, Inc. (a)	18,700	392,700

Total Common Stock (Identified Cost $86,704,713)		100,043,125

Short Term Investments—3.9%
Security Description	Face Amount	Value

Discount Notes—3.9%
Federal Home Loan Bank 3.150%, 10/03/05	$2,000,000	$1,999,650
Federal Home Loan Mortgage Corp. 3.180%, 10/03/05	2,080,000	2,079,633

Total Short Term Investments (Identified Cost $4,079,283)		4,079,283

Total Investments—99.6% (Identified Cost $90,783,996) (b)		104,122,408
Other assets less liabilities		398,088

Total Net Assets—100%		$104,520,496

(a)	Non-Income Producing.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $90,783,996 and the composition of unrealized appreciation and depreciation of investment securities was $17,298,304 and $3,959,892, respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-60

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—97.5% of Total Net Assets

Security Description	Shares	Value

Air Freight & Logistics—0.5%
Aviall, Inc. (a)	63,000	$2,128,140

Auto Components—0.3%
Cooper Tire & Rubber Co. (b)	93,850	1,433,090

Biotechnology—1.8%
Encysive Pharmaceuticals, Inc. (a) (b)	90,075	1,061,084
Human Genome Sciences, Inc. (a) (b)	95,475	1,297,505
Idenix Pharmaceuticals, Inc. (a) (b)	53,025	1,330,927
Keryx Biopharmaceuticals, Inc. (a) (b)	66,450	1,047,252
Nuvelo, Inc. (a) (b)	98,575	946,320
Senomyx, Inc. (a) (b)	42,200	718,666
Vertex Pharmaceuticals, Inc. (a)	67,600	1,510,860

		7,912,614

Building Products—0.7%
Lennox International, Inc.	105,600	2,894,496

Capital Markets—0.4%
Affiliated Managers Group, Inc. (a) (b)	24,875	1,801,448

Chemicals—2.7%
Cabot Corp.	39,800	1,313,798
Cytec Industries, Inc.	55,375	2,402,167
FMC Corp. (a)	19,400	1,110,068
Spartech Corp.	75,750	1,480,155
The Scotts Miracle-Gro Co. (Class A) (a)	42,900	3,772,197
UAP Holdings Corp. (a)	95,250	1,724,025

		11,802,410

Commercial Banks—5.4%
Alabama National Bancorp.	18,275	1,168,504
Centerstate Banks of Florida, Inc.	31,700	1,093,650
Community Bancorp. (a)	25,700	847,843
CVB Financial Corp. (b)	91,831	1,708,057
East West Bancorp, Inc.	52,675	1,793,057
First Midwest Bancorp, Inc.	48,850	1,819,174
IBERIABANK Corp. (b)	30,374	1,614,391
Independent Bank Corp. (b)	75,114	2,181,306
Midwest Banc Holdings, Inc. (b)	40,625	939,250
Pennsylvania Commerce Bancorp, Inc. (a) (b)	34,100	1,216,688
PrivateBancorp, Inc. (b)	55,600	1,905,968
Signature Bank (a)	64,000	1,727,360
Texas Regional Bancshares, Inc.	54,312	1,563,642
The South Financial Group, Inc.	51,000	1,368,840
Wintrust Financial Corp.	44,350	2,229,031

		23,176,761

Commercial Services & Supplies—6.6%
Adesa, Inc.	68,100	1,505,010
CRA International, Inc. (a) (b)	45,150	1,882,303
Epicor Software Corp.	96,450	1,253,850
Gevity HR, Inc.	76,975	2,096,799
Hudson Highland Group, Inc. (a) (b)	201,300	5,026,461
Imagistics International, Inc. (a)	24,525	1,026,371

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
McGrath Rentcorp (b)	74,300	$2,104,919
Mine Safety Appliances Co. (b)	30,675	1,187,123
Mobile Mini, Inc. (a) (b)	45,800	1,985,430
Navigant Consulting, Inc. (a)	118,850	2,277,166
On Assignment, Inc. (a)	105,750	904,163
PeopleSupport, Inc. (a)	168,850	1,325,473
Resources Connection, Inc. (a)	60,575	1,794,837
The Corporate Executive Board Co.	26,675	2,080,116
Waste Connections, Inc. (a)	55,674	1,953,044

		28,403,065

Communications Equipment—2.1%
ADTRAN, Inc.	61,425	1,934,887
American Science & Engineering, Inc. (a) (b)	20,275	1,329,837
Anaren, Inc. (a)	68,950	972,195
Avocent Corp. (a)	30,425	962,647
PortalPlayer, Inc. (a) (b)	42,750	1,172,633
Redback Networks, Inc. (a)	121,750	1,207,760
SafeNet, Inc. (a) (b)	36,125	1,311,699

		8,891,658

Computers & Peripherals—1.4%
Aladdin Knowledge Systems (a)	72,525	1,529,552
Avid Technology, Inc. (a)	31,000	1,283,400
Imation Corp.	43,225	1,853,056
McDATA Corp. (Class A) (a) (b)	235,925	1,236,247

		5,902,255

Construction & Engineering—1.3%
Insituform Technologies, Inc. (a)	108,625	1,878,126
Levitt Corp. (Class A) (a)	32,693	749,977
Washington Group International, Inc. (a)	51,775	2,790,155

		5,418,258

Construction Materials—0.8%
Eagle Materials, Inc. (b)	13,400	1,626,358
Texas Industries, Inc.	35,175	1,913,520

		3,539,878

Diversified Consumer Services—2.1%
Bright Horizons Family Solutions, Inc. (a)	52,925	2,032,320
Laureate Education, Inc. (a)	50,100	2,453,397
Regis Corp. (b)	25,325	957,792
Universal Technical Institute, Inc. (a)	67,750	2,412,577
Vertrue, Inc. (a) (b)	27,050	983,267

		8,839,353

Diversified Financial Services—1.9%
Advanta Corp. (Class B) (b)	51,903	1,465,222
GFI Group, Inc. (a) (b)	44,750	1,842,358
Hanmi Financial Corp. (b)	91,575	1,643,771
Wright Express Corp. (a)	148,175	3,199,098

		8,150,449

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-61

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Telecommunication Services—0.5%
Commonwealth Telephone Enterprises, Inc. (a) (b)	24,350	$917,995
Iowa Telecommunications Services, Inc.	82,525	1,388,070

		2,306,065

Electric Utilities—0.9%
ALLETE, Inc.	18,375	841,759
NorthWestern Energy Corp. (a) (b)	82,475	2,489,920
Otter Tail Corp. (b)	21,625	669,077

		4,000,756

Electrical Equipment—0.9%
AMETEK, Inc.	60,600	2,603,982
General Cable Corp. (a) (b)	87,600	1,471,680

		4,075,662

Electronic Equipment & Instruments—1.8%
Anixter International, Inc. (a)	43,800	1,766,454
Essex Corp. (a) (b)	113,925	2,468,755
Excel Technology, Inc. (a)	50,475	1,296,703
Keithley Instruments, Inc.	46,100	673,060
Orbotech, Ltd. (a)	54,225	1,356,709

		7,561,681

Energy Equipment & Services—3.8%
Allis-Chalmers Energy, Inc. (a) (b)	126,975	1,503,384
Cal Dive International, Inc. (a)	72,925	4,624,174
CARBO Ceramics, Inc.	27,262	1,799,019
Core Laboratories NV	24,075	776,660
FMC Technologies, Inc. (a)	67,450	2,840,320
Hydril (a)	12,350	847,704
Unit Corp. (a)	41,950	2,318,996
Universal Compression Holdings, Inc. (a)	41,400	1,646,478

		16,356,735

Food & Staples Retailing—0.6%
Casey’s General Stores, Inc.	66,875	1,551,500
Smart & Final, Inc. (a)	82,025	1,061,403

		2,612,903

Food Products—1.3%
Central Garden & Pet Co. (a)	47,675	2,157,294
J & J Snack Foods Corp.	21,663	1,252,121
Ralcorp Holdings, Inc. (a)	47,575	1,994,344

		5,403,759

Gas Utilities—1.6%
AGL Resources, Inc.	58,775	2,181,140
Energen Corp.	32,900	1,423,254
ONEOK, Inc.	52,625	1,790,303
Southern Union Co. (a)	57,621	1,484,893

		6,879,590

Health Care Equipment & Supplies—4.4%
American Medical Systems Holdings, Inc. (a)	86,775	1,748,516
Arrow International, Inc.	59,975	1,691,295

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
ArthroCare Corp. (a) (b)	57,975	$2,331,754
ev3, Inc. (a) (b)	76,525	1,434,844
Foxhollow Technologies, Inc. (a) (b)	18,875	898,639
Intermagnetics General Corp. (a)	67,525	1,886,648
Meridian Bioscience, Inc.	95,500	1,976,850
NuVasive, Inc. (a) (b)	82,600	1,547,924
OraSure Technologies, Inc. (a) (b)	138,425	1,305,348
Sybron Dental Specialties, Inc. (a)	53,450	2,222,451
Symmetry Medical, Inc. (a)	73,950	1,752,615

		18,796,884

Health Care Providers & Services—5.6%
Aspect Medical Systems, Inc. (a) (b)	42,375	1,255,571
Chemed Corp.	43,225	1,873,371
Computer Programs & Systems, Inc.	32,500	1,122,550
HealthExtras, Inc. (a) (b)	103,125	2,204,812
Horizon Health Corp. (a)	65,850	1,789,144
Kindred Healthcare, Inc. (a) (b)	21,325	635,485
LCA-Vision, Inc.	42,250	1,568,320
LifePoint Hospitals, Inc. (a)	32,850	1,436,531
Matria Healthcare, Inc. (a)	44,849	1,693,050
Palomar Medical Technologies, Inc. (a) (b)	44,325	1,162,645
Psychiatric Solutions, Inc. (a) (b)	27,050	1,466,922
RehabCare Group, Inc. (a)	31,825	653,049
SFBC International, Inc. (a)	30,550	1,356,115
Symbion, Inc. (a)	66,950	1,731,996
The Advisory Board Co. (a) (b)	42,625	2,218,205
United Surgical Partners International, Inc. (a) (b)	47,925	1,874,347

		24,042,113

Hotels, Restaurants & Leisure—1.6%
Dover Downs Gaming & Entertainment, Inc.	97,554	1,326,734
Fairmont Hotels & Resorts, Inc.	48,975	1,636,745
Pinnacle Entertainment, Inc. (a) (b)	105,450	1,932,898
Sunterra Corp. (a) (b)	60,675	796,663
The Steak N Shake Co. (a)	58,275	1,057,691

		6,750,731

Household Durables—0.3%
Tupperware Corp.	60,225	1,371,926

Insurance—4.5%
AmerUs Group Co.	25,625	1,470,106
Delphi Financial Group, Inc.	47,912	2,242,282
Endurance Specialty Holdings, Ltd.	64,600	2,203,506
KMG America Corp. (a)	114,375	915,000
National Financial Partners Corp.	47,175	2,129,480
Ohio Casualty Corp. (a)	70,050	1,899,756
ProAssurance Corp. (a) (b)	41,375	1,930,971
Protective Life Corp.	40,500	1,667,790
RLI Corp.	47,000	2,174,220
The Navigators Group, Inc. (a) (b)	36,025	1,344,453
Universal American Financial Corp. (a)	53,550	1,217,727

		19,195,291

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-62

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet Software & Services—1.7%
Digitas, Inc. (a)	151,875	$1,725,300
GSI Commerce, Inc. (a) (b)	113,000	2,248,700
j2 Global Communications, Inc. (a) (b)	41,575	1,680,462
Online Resources Corp. (a) (b)	168,225	1,779,820

		7,434,282

IT Services—2.0%
Anteon International Corp. (a)	29,350	1,255,006
CACI International, Inc. (Class A) (a)	20,350	1,233,210
LECG Corp. (a)	106,175	2,442,025
Perot Systems Corp. (Class A) (a)	112,675	1,594,351
SI International, Inc. (a) (b)	26,350	816,060
SRA International, Inc. (a)	36,500	1,295,020

		8,635,672

Machinery—4.5%
Actuant Corp.	55,825	2,612,610
Albany International Corp. (Class A)	41,825	1,542,088
Barnes Group, Inc. (b)	52,975	1,899,683
CLARCOR, Inc.	40,575	1,165,314
ESCO Technologies, Inc. (a)	19,800	991,386
Harsco Corp.	35,625	2,335,931
IDEX Corp.	57,862	2,462,028
Joy Global, Inc.	44,062	2,223,369
Nordson Corp.	29,625	1,126,639
RBC Bearings, Inc. (a)	85,525	1,364,124
Rofin-Sinar Technologies, Inc. (a)	37,600	1,428,424

		19,151,596

Media—3.0%
ADVO, Inc.	40,550	1,268,809
Harte-Hanks, Inc.	54,725	1,446,382
John Wiley & Sons, Inc.	31,650	1,321,071
R. H. Donnelley Corp. (a)	66,600	4,213,116
Saga Communications, Inc. (a) (b)	55,375	736,488
Scholastic Corp. (a)	49,275	1,821,204
Valassis Communications, Inc. (a)	54,950	2,141,951

		12,949,021

Metals & Mining—1.3%
Bucyrus International, Inc.	41,575	2,042,580
Chaparral Steel Co. (a)	52,225	1,317,114
Reliance Steel & Aluminum Co.	41,000	2,170,130

		5,529,824

Oil, Gas & Consumable Fuels—3.6%
ATP Oil & Gas Corp. (a)	19,675	646,127
Denbury Resources, Inc. (a)	52,325	2,639,273
Energy Partners, Ltd. (a) (b)	133,625	4,171,772
Oil States International, Inc. (a)	51,375	1,865,426
Pioneer Drilling Co. (a)	106,150	2,072,048
Range Resources Corp.	52,100	2,011,581
Remington Oil & Gas Corp. (a)	32,575	1,351,863
Western Gas Resources, Inc. (b)	18,150	929,825

		15,687,915

Security Description	Shares	Value

Paper & Forest Products—0.3%
BlueLinx Holdings, Inc. (a) (b)	112,075	$1,506,288

Pharmaceuticals—0.8%
Kos Pharmaceuticals, Inc. (a)	22,950	1,536,043
Par Pharmaceutical Resources, Inc. (a)	29,450	783,959
Perrigo Co.	71,300	1,020,303

		3,340,305

Real Estate—5.3%
American Home Mortgage Investment Corp. (REIT)	65,250	1,977,075
BioMed Realty Trust, Inc. (REIT)	86,900	2,155,120
CB Richard Ellis Group, Inc. (a)	66,800	3,286,560
CBL & Associates Properties, Inc. (REIT)	49,475	2,027,980
Corporate Office Properties Trust (REIT)	73,550	2,570,572
Eagle Hospitality Properties Trust, Inc. (REIT) (a)	155,125	1,548,148
First Potomac Realty Trust (REIT)	86,025	2,210,842
Jones Lang LaSalle, Inc. (a)	36,325	1,673,130
Kite Realty Group Trust (REIT)	111,600	1,665,072
LaSalle Hotel Properties (REIT)	61,175	2,107,479
Newcastle Investment Corp. (REIT) (b)	64,400	1,796,760

		23,018,738

Road & Rail—1.6%
Commercial Vehicle Group, Inc. (a) (b)	67,200	1,407,168
Freightcar America, Inc.	33,825	1,379,383
Genesee & Wyoming, Inc. (a)	65,500	2,076,350
Landstar System, Inc.	27,600	1,104,828
Marten Transport, Ltd. (a)	42,375	1,072,088

		7,039,817

Semiconductors & Semiconductor Equipment—5.1%
ADE Corp. (a) (b)	58,250	1,309,460
AMIS Holdings, Inc. (a)	43,125	511,463
ATMI, Inc. (a) (b)	82,100	2,545,100
Diodes, Inc. (a) (b)	42,525	1,541,956
DSP Group, Inc. (a)	69,825	1,791,709
Fairchild Semiconductor International, Inc. (a)	87,500	1,300,250
FormFactor, Inc. (a) (b)	60,450	1,379,469
Integrated Device Technology, Inc. (a)	117,450	1,261,413
Mattson Technology, Inc. (a)	183,225	1,376,020
Microsemi Corp. (a)	109,100	2,786,414
Netlogic Microsystems, Inc. (a) (b)	58,125	1,254,919
Power Integrations, Inc. (a) (b)	65,950	1,434,413
Tessera Technologies, Inc. (a)	66,050	1,975,555
Volterra Semiconductor Corp. (a) (b)	108,800	1,334,976

		21,803,117

Software—3.4%
Bottomline Technologies, Inc. (a)	163,825	2,472,119
Hyperion Solutions Corp. (a)	33,025	1,606,666
Intervoice, Inc. (a)	69,650	627,547
MRO Software, Inc. (a) (b)	32,825	552,773
Open Solutions, Inc. (a) (b)	74,500	1,625,590
Progress Software Corp. (a)	43,775	1,390,732
Quest Software, Inc. (a)	121,275	1,827,614

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-63

Metropolitan Series Fund, Inc.

Loomis Sayles Small Cap Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Software—(Continued)
SS&C Technologies, Inc. (b)	67,650	$2,478,696
The Ultimate Software Group, Inc. (a) (b)	102,700	1,891,734

		14,473,471

Specialty Retail—3.6%
Blue Nile, Inc. (a) (b)	52,700	1,667,428
Charlotte Russe Holding, Inc. (a) (b)	86,625	1,153,845
Coldwater Creek, Inc. (a) (b)	58,237	1,468,737
Cost Plus, Inc. (a) (b)	62,500	1,134,375
FTD Group, Inc. (a) (b)	102,975	1,065,791
Guess?, Inc. (a)	75,025	1,607,786
Guitar Center, Inc. (a)	29,825	1,646,638
Hot Topic, Inc. (a)	47,675	732,288
Party City Corp. (a) (b)	47,975	811,737
Pier 1 Imports, Inc. (b)	69,125	779,039
Retail Ventures, Inc. (a) (b)	37,775	414,770
The Children’s Place Retail Stores, Inc. (a)	44,950	1,602,018
The Men’s Wearhouse, Inc. (a)	30,962	826,685
West Marine, Inc. (a) (b)	30,925	457,072

		15,368,209

Textiles, Apparel & Luxury Goods—0.8%
Carter’s, Inc. (a) (b)	30,850	1,752,280
Phillips-Van Heusen Corp.	50,750	1,574,265

		3,326,545

Thrifts & Mortgage Finance—1.8%
BankAtlantic Bancorp, Inc. (Class A)	98,050	1,665,870
BankUnited Financial Corp. (a)	47,825	1,093,758
FirstFed Financial Corp. (a)	35,925	1,933,124
PFF Bancorp, Inc.	45,950	1,390,447
Provident Bancorp, Inc. (b)	148,375	1,731,536

		7,814,735

Trading Companies & Distributors—0.9%
Hughes Supply, Inc.	66,250	2,159,750
NuCo2, Inc. (a) (b)	60,575	1,559,806

		3,719,556

Transportation Infrastructure—0.9%
Laidlaw International, Inc. (a)	104,275	2,520,327
The Greenbrier Cos., Inc.	40,300	1,339,572

		3,859,899

Water Utilities—0.3%
American State Water Co. (b)	35,450	1,186,157

Wireless Telecommunication Services—0.8%
Alamosa Holdings, Inc. (a)	104,175	1,782,434
SBA Communications Corp. (a)	121,775	1,881,424

		3,663,858

Total Common Stock (Identified Cost $335,538,846)		419,156,976

Short Term Investments—3.7%
Security Description	Face Amount	Value

Commercial Paper—3.7%
San Paolo U.S. Financial Co. 2.450%, 10/03/05	$15,777,000	$15,774,853

Total Short Term Investments (Identified Cost $15,774,853)		15,774,853

Total Investments—101.2% (Identified Cost $351,313,699) (c)		434,931,829
Liabilities in excess of other assets		(4,960,134)

Total Net Assets—100%		$429,971,695

(a)	Non-Income Producing.
(b)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $74,921,132 and the collateral received consisted of cash in the amount of $76,485,427.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $351,313,699 and the composition of unrealized appreciation and depreciation of investment securities was $89,510,636 and $5,892,506, respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-64

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—96.3% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.5%
AAR Corp. (a)	10,578	$181,730
Applied Signal Technology, Inc. (a)	2,949	56,267
Argon, Inc. (b)	2,900	85,086
Armor Holdings, Inc. (a) (b)	11,157	479,863
Aviall, Inc. (b)	10,891	367,898
BE Aerospace, Inc.	18,551	307,390
Ceradyne, Inc. (a) (b)	7,739	283,866
Cubic Corp. (a)	5,113	87,535
Curtiss Wright Corp.	6,700	413,457
DRS Technologies, Inc.	8,649	426,915
EDO Corp.	5,132	154,114
Engineered Support Systems, Inc. (a)	13,340	547,474
Essex Corp. (b)	5,739	124,364
Esterline Technologies Corp.	8,043	304,749
GenCorp, Inc. (a)	17,581	327,886
HEICO Corp. (a)	6,112	141,798
HEICO Corp. (Class A)	371	6,604
Herley Industries, Inc. (b)	4,812	89,648
Innovative Solutions & Support (a)	3,288	51,063
Ionatron, Inc. (a)	8,248	83,140
Kaman Corp.	7,959	162,761
Mercury Computer Systems, Inc. (a) (b)	7,510	197,137
Moog, Inc. (b)	10,933	322,742
MTC Technologies, Inc. (a) (b)	3,316	106,046
Orbital Sciences Corp. (a) (b)	17,639	220,487
Sequa Corp. (Class A) (b)	2,518	148,562
Teledyne Technologies, Inc.	11,430	393,992
Triumph Group, Inc.	5,638	209,564
United Industrial Corp. (a)	2,920	104,390

		6,386,528

Air Freight & Logistics—0.3%
ABX Air, Inc. (a)	19,408	159,146
Dynamex, Inc. (a)	4,083	63,858
EGL, Inc. (a)	13,837	375,674
Forward Air Corp. (a)	10,400	383,118
Hub Group, Inc. (Class A)	6,483	237,991

		1,219,787

Airlines—0.5%
AirTran Holdings, Inc. (a) (b)	26,966	341,390
Alaska Air Group, Inc. (a) (b)	9,461	274,937
Continental Airlines, Inc. (Class B) (a)	23,355	225,609
ExpressJet Holdings, Inc. (a)	12,264	110,008
Frontier Airlines, Inc. (a) (b)	12,420	121,468
Mesa Air Group, Inc. (a)	14,947	123,313
Pinnacle Airline Corp. (a)	6,527	42,425
Republic Airways Holdings, Inc. (b)	4,353	62,291
SkyWest, Inc. (a) (b)	20,389	546,833
World Air Holdings, Inc.	8,122	86,093

		1,934,367

Auto Components—0.8%
Aftermarket Technology Corp. (a)	7,198	132,371
American Axle & Manufacturing Holdings, Inc. (a)	13,960	322,197
ArvinMeritor, Inc.	22,158	370,482

Security Description	Shares	Value

Auto Components—(Continued)
Bandag, Inc.	3,417	$146,453
Cooper Tire & Rubber Co. (a)	21,039	321,265
Hayes Lemmerz International, Inc.	12,266	54,952
K&F Industries Holdings, Inc.	5,316	88,937
Keystone Automotive Industries, Inc. (a)	4,984	143,589
LKQ Corp.	4,876	147,255
Midas, Inc.	4,743	94,291
Modine Manufacturing Co. (a)	11,319	415,181
Standard Motor Products, Inc.	4,312	34,970
Strattec Security Corp.	1,859	96,389
Superior Industries International, Inc. (a)	7,938	170,826
Tenneco Automotive, Inc.	14,015	245,403
Visteon Corp. (a)	41,307	403,982

		3,188,543

Automobiles—0.2%
Coachmen Industries, Inc.	4,974	57,151
Monaco Coach Corp. (a) (b)	9,051	133,412
Thor Industries, Inc.	11,946	406,164
Winnebago Industries, Inc. (a)	10,864	314,730

		911,457

Beverages—0.1%
Boston Beer, Inc. (b)	2,640	66,000
Central European Distribution Corp. (a)	4,487	191,101
Coca-Cola Bottling Co.	1,254	61,371
Hansen Natural Corp. (a)	4,544	213,932

		532,404

Biotechnology—3.0%
Aastrom Biosciences, Inc. (a)	34,746	81,653
Abgenix, Inc. (a) (b)	29,357	372,247
Albany Molecular Research, Inc.	8,652	105,381
Alexion Pharmaceuticals, Inc. (a)	8,842	244,747
Applera Corp.—Celera Genomics (a)	25,586	310,358
Arena Pharmaceuticals, Inc.	12,151	120,295
Bio-Rad Laboratories, Inc.	5,575	306,569
Bioenvision, Inc.	11,856	95,204
BioMarin Pharmaceutical, Inc. (a)	24,964	217,936
Cell Genesys, Inc. (a)	14,634	80,194
Cepheid, Inc. (a)	13,763	101,709
Cubist Pharmaceuticals, Inc. (a)	16,739	360,558
CuRagen Corp. (a)	15,347	75,968
CV Therapeutics, Inc. (a)	13,777	368,535
Decode Genetics, Inc. (a)	16,241	136,262
Dendreon Corp. (a)	18,686	125,383
Digene Corp. (a) (b)	4,926	140,391
Encysive Pharmaceuticals, Inc. (b)	17,726	208,812
Enzo Biochem, Inc. (a)	10,914	167,639
Enzon Pharmaceuticals, Inc.	15,476	102,606
Exelixis, Inc. (a)	27,242	208,946
Eyetech Pharmaceuticals, Inc. (b)	11,292	202,804
Genitope Corp. (a)	8,204	56,936
Genta, Inc.	1	1
Geron Corp. (a)	19,708	202,401
Human Genome Sciences, Inc. (a) (b)	44,018	598,205

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-65

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Biotechnology—(Continued)
ICOS Corp. (a) (b)	20,708	$571,955
Idenix Pharmaceuticals, Inc. (a) (b)	4,298	107,880
Illumina, Inc. (a)	9,979	127,831
Immunogen, Inc.	12,894	94,642
Incyte Corp. (a) (b)	27,378	128,677
InterMune, Inc. (a)	10,030	165,996
ISIS Pharmaceuticals, Inc. (a)	15,866	80,123
Keryx Biopharmaceuticals, Inc. (a) (b)	7,295	114,969
Lexicon Genetics, Inc. (a)	20,699	82,382
Lifecell Corp.	9,504	205,571
Luminex Corp. (a)	7,720	77,509
Martek Biosciences Corp. (b)	10,208	358,607
Maxygen, Inc.	7,779	64,488
Medarex, Inc. (a)	35,803	340,845
Monogram Biosciences, Inc.	40,442	95,039
Myogen, Inc.	5,826	120,598
Myriad Genetics, Inc. (a)	11,240	245,706
Nabi Biopharmaceuticals (a)	19,772	259,013
Nektar Therapeutics	27,502	466,159
Neurocrine Biosciences, Inc. (a) (b)	11,857	583,246
Nuvelo, Inc. (a) (b)	13,599	130,550
Onyx Pharmaceuticals, Inc. (a)	12,500	312,250
PRA International (a)	3,841	116,421
Progenics Pharmaceuticals, Inc.	5,896	139,794
Regeneron Pharmaceuticals, Inc. (a)	12,117	114,990
Savient Pharmaceuticals, Inc.	20,981	79,098
Senomyx, Inc. (b)	7,131	121,441
Serologicals Corp. (a) (b)	11,251	253,823
Stemcells, Inc. (a)	21,515	118,763
Tanox, Inc. (a)	7,862	115,178
Telik, Inc. (a) (b)	19,117	312,754
Trimeris, Inc. (a) (b)	4,867	74,660
United Therapeutics Corp. (a)	6,872	479,666
Vertex Pharmaceuticals, Inc. (a) (b)	30,676	685,609
Zymogenetics, Inc.	8,940	147,510

		12,485,483

Building Products—0.9%
Aaon, Inc.	3,013	55,379
American Woodmark Corp. (a)	3,650	122,640
Apogee Enterprises, Inc.	10,965	187,502
Builders Firstsource, Inc.	3,888	86,819
Comfort Systems USA, Inc.	12,729	112,142
Drew Industries, Inc. (a)	4,936	127,398
ElkCorp. (a)	6,570	235,009
Griffon Corp. (a)	8,946	220,072
Interline Brands, Inc. (b)	4,247	89,229
Jacuzzi Brands, Inc. (a)	23,923	192,819
Lennox International, Inc.	15,589	427,294
NCI Building Systems, Inc. (a)	6,863	279,942
Simpson Manufacturing, Inc. (a)	11,740	459,504
Trex Co., Inc. (a) (b)	3,357	80,568
Universal Forest Products, Inc.	5,221	299,268
York International Corp.	13,708	768,608

		3,744,193

Security Description	Shares	Value

Capital Markets—0.9%
Archipelago Holdings, Inc. (a)	9,564	$381,125
Ares Capital Corp.	7,645	124,461
Capital Corp. of the West	3,036	92,750
eSPEED, Inc.	6,592	49,967
GFI Group, Inc. (a) (b)	2,077	85,510
Greenhill & Co., Inc. (a)	3,962	165,176
Investment Technology Group, Inc.	14,322	423,931
Knight Capital Group, Inc. (a)	37,025	307,678
LaBranche & Co., Inc. (a) (b)	17,128	148,842
MCG Capital Corp. (a)	15,455	260,726
National Financial Partners Corp.	11,412	515,138
OptionsXpress Holdings, Inc. (a)	7,020	133,661
Piper Jaffray Co.	6,347	189,521
Sanders Morris Haris Group, Inc. (a)	4,080	66,708
SWS Group, Inc. (a)	4,630	75,932
The Nasdaq Stock Market, Inc. (a)	14,557	369,020
Waddell & Reed Financial, Inc. (Class A)	24,623	476,701

		3,866,847

Chemicals—1.2%
A. Schulman , Inc. (a)	10,504	188,547
Arch Chemicals, Inc.	7,821	181,838
Balchem Corp.	2,615	72,043
Calgon Carbon Corp. (a)	11,412	90,155
Cambrex Corp.	9,629	182,566
Ferro Corp.	15,010	274,983
Georgia Gulf Corp.	11,035	265,723
H.B. Fuller Co. (a)	10,183	316,488
Hercules, Inc. (b)	35,083	428,714
MacDermid, Inc.	9,830	258,136
Minerals Technologies, Inc. (a)	6,658	380,904
NewMarket Corp.	4,951	85,850
Octel Corp.	3,588	59,812
Olin Corp. (a)	22,605	429,269
OM Group, Inc.	8,796	177,063
PolyOne Corp. (a)	28,510	172,771
Rockwood Holdings, Inc.	6,488	123,596
Sensient Technologies Corp.	15,249	288,969
Spartech Corp.	10,539	205,932
Symyx Technologies, Inc. (b)	10,589	276,585
Terra Industries, Inc. (a)	30,353	201,847
W.R. Grace & Co. (a)	21,867	195,710
Westlake Chemical Corp.	3,838	103,933
Zhone Technologies, Inc.	34,882	91,042

		5,052,476

Commercial Banks—7.3%
1st Source Corp.	3,372	78,062
ABC Bancorp. (a)	5,673	108,865
Alabama National Bancorp. (a)	4,234	270,722
Amcore Financial, Inc.	8,213	256,328
Amegy Bancorporation, Inc. (a)	21,850	494,465
Americanwest Bancorp.	3,389	78,354
Ames National Corp. (a)	2,838	78,329
Arrow Financial Corp.	3,518	95,421
Bancfirst Corp. (a)	1,086	92,310

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-66

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
BancorpSouth, Inc.	25,689	$586,994
Banctrust Financial Group, Inc.	2,891	55,738
Bank Mutual Corp.	18,775	201,268
Bank of Granite Corp.	5,282	100,569
Bank of the Ozarks, Inc. (a)	3,236	111,092
BankFinancial Corp.	7,767	110,291
Banner Corp.	3,581	95,398
Berkshire Hill Bancorp, Inc.	2,446	83,164
Boston Private Financial Holdings, Inc. (a)	8,791	233,313
Camden National Corp.	3,268	123,106
Capital City Bank Group, Inc. (a)	3,625	136,699
Capitol Bancorp, Ltd.	3,480	112,752
Cardinal Financial Corp.	7,941	76,631
Cascade Bancorp.	6,290	131,398
Cathay General Bancorp. (b)	15,224	539,843
Center Financial Corp. (a)	3,217	75,600
Central Coast Bancorp. (a)	3,220	68,618
Central Pacific Financial Corp.	10,034	352,996
Chemical Financial Corp.	8,203	266,597
Chittenden Corp.	14,881	394,495
Citizens & Citizens North Corp. (a)	2,785	74,360
Citizens Banking Corp.	13,537	384,451
City Bank (a)	2,666	91,257
City Holdings Co.	6,400	228,864
Cobiz, Inc. (a)	4,270	79,465
Colony Bankcorp, Inc. (a)	1,917	51,874
Columbia Bancorp.	1,620	65,108
Columbia Banking Systems, Inc.	4,649	121,943
Commercial Bankshares, Inc.	1,632	61,347
Community Bank Systems, Inc. (a)	8,824	199,422
Community Bank, Inc. (a)	8,431	236,995
Community Trust Bancorp, Inc. (a)	4,810	154,786
Corus Bankshares, Inc.	6,070	332,818
CVB Financial Corp.	14,958	278,219
F.N.B. Corp. (a)	18,785	324,605
Farmers Capital Bank Corp. (a)	2,164	67,041
First Bancorp. (a)	4,498	90,140
First Bancorp. (Puerto Rico)	21,228	359,178
First Busey Corp. (a)	4,770	92,872
First Charter Corp.	9,752	238,729
First Citizens BancShares, Inc.	1,983	338,399
First Commonwealth Financial Corp.	24,741	329,798
First Community Bancorp, Inc.	4,289	205,143
First Community Bancshares, Inc. (a)	3,168	92,949
First Financial Bancorp.	11,494	213,788
First Financial Bankshares, Inc.	5,997	208,887
First Financial Corp.	4,482	121,014
First Financial Holdings, Inc.	4,175	128,256
First Indiana Corp. (a)	4,689	159,754
First Merchants Corp. (a)	7,299	188,533
First Midwest Bancorp, Inc. (a)	14,659	545,901
First Republic Bank	6,303	222,055
First State Bancorp.	4,936	104,594
Frontier Financial Corp. (a)	8,158	236,582
GB&T Bancshares, Inc. (a)	3,432	72,861
Glacier Bancorp, Inc.	10,018	309,256
Gold Banc Corp., Inc.	12,586	187,531

Security Description	Shares	Value

Commercial Banks—(Continued)
Great Southern Bancorp, Inc. (a)	3,002	$89,820
Greater Bay Bancorp. (a)	16,355	402,987
Greene County Bancshares, Inc.	2,273	58,825
Hancock Holding Co.	9,534	325,491
Hanmi Financial Corp.	13,067	234,553
Harleysville National Corp.	9,342	205,054
Heartland Financial USA, Inc. (a)	3,117	60,563
Heritage Commerce Corp.	4,076	84,781
Hudson United Bancorp (a)	14,458	612,007
IBERIABANK Corp.	2,998	159,344
Independent Bank Corp.	6,427	186,642
Independent Bank Corp. (Massachusetts)	4,782	145,277
Integra Bank Corp.	5,066	109,932
Interchange Financial Services Corp. (a)	7,059	121,838
Irwin Financial Corp. (a)	6,221	126,846
Lakeland Bancorp, Inc. (a)	7,976	122,272
Lakeland Financial Corp.	2,403	99,364
Louisiana Barge, Inc.	3,493	45,130
Macatawa Bank Corp. (a)	3,359	114,911
Main Street Bank, Inc.	5,902	158,174
Mainsource Financial Group, Inc. (a)	3,554	63,012
MB Financial, Inc.	7,154	278,863
MBT Financial Corp.	5,287	97,439
Mercantile Bankcorp.	2,340	100,129
Mid-State Bancshares	8,118	223,326
Midwest Banc Holdings, Inc. (a)	3,558	82,261
Nara Bancorp, Inc. (a)	5,666	84,707
National Penn Bancshares, Inc. (a)	10,905	271,425
NBC Capital Corp.	1	25
NBT Bancorp, Inc.	10,769	254,041
Net.Bank, Inc.	16,110	133,874
NewAlliance Bancshares, Inc.	36,873	539,821
Northern Empire Bancshares (a)	2,724	67,882
Old National Bancorp.	21,863	463,933
Old Second Bancorp, Inc. (a)	4,900	146,216
Omega Financial Corp. (a)	3,762	105,449
Oriental Financial Group, Inc. (a)	6,400	78,336
Pacific Capital Bancorp. (a)	14,447	480,941
Park National Corp. (a)	3,936	426,151
Peapack Gladstone Financial Corp. (a)	2,996	82,210
Peoples Bancorp, Inc.	3,541	97,838
Pinnacle Financial Partners, Inc.	2,538	63,907
Placer Sierra Bancshares (a)	2,342	64,335
PNC Financial Services Group, Inc.	1	6
Premierwest Bancorp (a)	4,567	68,962
PrivateBancorp, Inc. (a)	6,351	217,712
Prosperity Bancshares, Inc. (a)	6,893	208,513
Provident Bankshares Corp. (a)	10,364	360,460
R & G Financial Corp. (Class B)	9,069	124,699
Renasant Corp. (a)	3,265	103,337
Republic Bancorp, Inc.	22,160	313,342
S & T Bancorp, Inc. (a)	8,641	326,630
S. Y. Bancorp, Inc. (a)	4,678	111,243
Sandy Spring Bancorp, Inc.	5,744	193,573
SCBT Financial Corp. (a)	3,327	105,067
Seacoast Banking Corp.	4,108	96,250
Security Bank Corp.	2,654	66,058

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-67

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Banks—(Continued)
Signature Bank (a) (b)	3,972	$107,204
Simmons First National Corp. (a)	4,677	133,388
Southside Bancshares, Inc. (a)	2,598	49,388
Southwest Bancorp, Inc. (Oklahoma)	3,848	84,541
State Bancorp, Inc. (a)	2,743	49,155
State Financial Services Corp.	1,797	65,626
Sterling Bancorp. (a)	5,144	115,791
Sterling Bancshares, Inc.	14,150	208,146
Sterling Financial Corp. (Pennsylvania)	7,630	153,744
Suffolk Bancorp. (a)	3,640	116,152
Summit Bankshares, Inc.	3,583	65,820
Sun Bancorp, Inc. (New Jersey)	3,392	71,537
Superior Essex, Inc.	5,734	103,269
Susquehanna Bancshares, Inc.	14,701	353,412
SVB Financial Group (b)	11,140	541,850
Texas Capital Bancshares, Inc. (a)	6,970	147,415
Texas Regional Bancshares, Inc.	13,355	384,490
Tompkins Trustco, Inc.	2,952	127,674
TriCo Bancshares	4,816	103,640
TrustCo Bank Corp. (a)	24,286	304,304
UCBH Holdings, Inc. (a)	29,560	541,539
UMB Financial Corp. (a)	4,841	317,957
Umpqua Holdings Corp. (a)	14,146	344,031
Union Bankshares Corp.	3,102	129,602
United Community Bank, Inc. (a)	9,757	278,074
Univest Corp. (a)	3,709	102,554
Unizan Financial Corp. (a)	7,422	179,687
USB Holding, Inc. (a)	3,610	82,306
Vineyard National Bancorp (a)	2,650	78,307
Virginia Commerce Bancorp, Inc. (a)	2,847	77,097
Virginia Financial Group, Inc. (a)	2,581	93,045
W Holding Co., Inc. (a)	35,463	339,026
Washington Trust Bancorp, Inc.	4,321	117,488
Wesbanco, Inc.	7,824	215,160
West Bancorp, Inc. (a)	5,573	103,212
West Coast Bancorp. (a)	5,829	145,725
WestAmerica Bancorp.	10,559	545,372
Western Sierra Bancorp. (a)	1,846	63,576
Wilshire Bancorp, Inc. (a)	4,762	72,859
Wintrust Financial Corp.	7,610	382,479
Yardville National Bancorp. (a)	2,780	97,995

		30,167,614

Commercial Services & Supplies—3.7%
ABM Industries, Inc.	13,807	287,324
Ace Cash Express, Inc. (a)	2,998	58,491
Administaff, Inc.	7,106	282,392
Advance America Cash Advance Centers, Inc. (a)	22,152	293,514
AMERCO	3,132	182,251
American Ecology Corp. (a)	4,069	79,834
American Reprographics Co.	4,748	81,191
Angelica Corp.	3,227	57,602
Banta Corp.	8,393	427,120
Bowne & Co., Inc.	13,220	188,914
Brady Corp. (a)	13,327	412,337
Casella Waste Systems, Inc.	6,512	85,503

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
CCC Information Services Group, Inc.	4,462	$116,592
CDI Corp. (a)	4,048	119,578
Central Parking Corp. (a)	6,047	90,403
Cenveo, Inc.	16,192	167,911
Clark, Inc. (a)	5,201	87,533
Clean Harbors, Inc. (a)	5,006	169,954
Cogent, Inc. (a) (b)	7,350	174,562
Coinstar, Inc.	8,205	151,875
Consolidated Graphics, Inc.	3,708	159,629
Convanta Holdings Corp.	34,170	458,903
Corrections Corp. of America	13,049	518,045
CoStar Group, Inc. (a)	5,286	246,962
CRA International, Inc. (a) (b)	2,967	123,694
Darling International, Inc. (a)	18,375	64,864
DiamondCluster International, Inc. (a)	9,770	74,057
Duratek, Inc.	3,410	62,335
Educate, Inc. (a)	5,507	82,605
eFunds Corp.	15,597	293,692
Electro Rent Corp.	5,559	69,932
Ennis Business Forms, Inc.	8,338	140,078
FTI Consulting, Inc. (a)	14,750	372,585
G&K Services, Inc. (a)	6,327	249,221
Gevity HR, Inc. (a)	7,661	208,686
Greenfield Online, Inc. (a)	5,582	30,366
Healthcare Services Group, Inc. (a)	9,605	184,887
Heidrick & Struggles International, Inc. (a) (b)	5,879	190,362
Hudson Highland Group, Inc. (a) (b)	8,850	220,984
Imagistics International, Inc. (b)	5,500	230,175
InfoUSA, Inc.	9,915	105,297
Interpool, Inc.	2,798	51,064
Jackson Hewitt Tax Service, Inc.	12,008	287,111
John H. Harland Co. (a)	9,491	421,400
Kelly Services, Inc. (Class A)	6,631	203,306
Kforce, Inc.	8,561	88,178
Korn/Ferry International, Inc. (a) (b)	12,583	206,235
Labor Ready, Inc.	16,902	433,536
Landauer, Inc.	2,674	131,026
Layne Christensen Co.	3,372	79,411
LECG Corp. (a) (b)	4,356	100,188
McGrath Rentcorp (a)	6,388	180,972
Medis Technologies, Ltd. (a)	4,353	78,136
Mine Safety Appliances Co. (a)	9,301	359,949
Mobile Mini, Inc. (b)	4,435	192,257
Navigant Consulting, Inc. (b)	15,009	287,572
NCO Group, Inc. (b)	10,496	216,847
Odyssey Marine Exploration, Inc. (a)	12,209	45,051
Portfolio Recovery Associates, Inc. (a)	5,116	220,909
PrePaid Legal Services, Inc. (a)	3,127	121,015
Providence Service Corp.	3,195	97,735
Rollins, Inc.	10,521	205,370
School Specialty, Inc.	7,212	351,801
SIRVA, Inc. (a)	7,934	59,188
Sotheby’s Holdings, Inc. (Class A) (b)	15,295	255,732
SOURCECORP, Inc.	5,056	108,401
Spherion Corp.	23,740	180,424
Strayer Education, Inc. (a)	4,933	466,267
Teletech Holdings, Inc. (a)	12,520	125,450

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-68

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Commercial Services & Supplies—(Continued)
Tetra Technologies, Inc.	17,868	$300,540
The Geo Group, Inc.	3,388	89,782
The Standard Register Co. (a)	5,767	86,217
TRM Corp. (a)	3,703	56,249
United Stationers, Inc.	10,880	520,717
Viad Corp.	7,266	198,725
Waste Connections, Inc. (a) (b)	16,002	561,350
Waste Services, Inc. (a)	21,307	78,836
Watson Wyatt & Co. Holdings (a) (b)	10,826	291,761

		15,340,948

Communications Equipment—2.4%
3Com Corp. (a) (b)	123,943	505,687
ADTRAN, Inc.	21,208	668,052
Airspan Networks, Inc. (a)	6,317	31,774
Anaren, Inc. (a) (b)	8,998	126,872
Arris Group, Inc. (a) (b)	32,983	391,178
Audiovox Corp.	5,944	83,097
Avocent Corp. (b)	16,042	507,569
Bel Fuse, Inc. (Class B) (a)	3,876	141,203
Belden CDT, Inc. (a)	15,657	304,215
Black Box Corp. (a)	5,584	234,305
C-COR.net Corp. (a)	13,999	94,493
CIENA Corp. (a) (b)	184,994	488,384
CommScope, Inc. (b)	18,589	322,333
Comtech Telecommunications Corp. (a)	7,443	308,661
Digi International, Inc.	7,205	77,310
Ditech Communications Corp. (a)	9,747	65,695
Echelon Corp. (a)	9,320	85,837
Endwave Corp. (a)	2,283	29,451
Extreme Networks, Inc.	34,949	155,523
Finisar Corp. (a)	56,999	78,089
Foundry Networks, Inc. (b)	39,638	503,403
Glenayre Technologies, Inc. (a)	22,635	81,260
Globetel Communications Corp. (a)	24,835	36,011
Harmonic, Inc. (a)	24,790	144,278
Inphonic, Inc. (a)	5,242	72,077
Inter-Tel, Inc.	7,313	153,573
Ixia (a) (b)	9,728	143,099
Level 3 Communications, Inc. (a)	222,809	516,917
MRV Communications, Inc. (a)	37,106	79,036
NETGEAR, Inc. (a)	10,411	250,489
Plantronics, Inc. (a)	15,777	486,089
Polycom, Inc. (b)	31,542	510,034
Powerwave Technologies, Inc. (a) (b)	33,023	428,969
Redback Networks, Inc. (b)	14,460	143,443
SafeNet, Inc. (a) (b)	8,748	317,640
Sonus Networks, Inc.	80,309	465,792
Spectralink Corp. (a)	5,708	72,777
Sycamore Networks, Inc. (a)	56,314	212,304
Symmetricom, Inc. (a)	18,002	139,335
Telkonet, Inc. (a)	12,321	48,298
Terayon Communication Systems, Inc.	23,226	90,581
Terremark Worldwide, Inc. (a)	9,997	43,887
UTStarcom, Inc. (a) (b)	32,640	266,669
ViaSat, Inc. (a) (b)	8,138	208,740

		10,114,429

Security Description	Shares	Value

Computers & Peripherals—1.3%
3D Systems Corp. (a)	4,081	$90,721
Adaptec, Inc.	38,048	145,724
Advanced Digital Information Corp. (a)	21,975	206,565
Applied Films Corp. (a)	5,226	109,746
Brocade Communications Systems, Inc. (a)	87,009	354,997
Concurrent Computer Corp.	1	2
Covansys Corp.	10,222	163,143
Dot Hill Systems Corp.	13,944	93,843
Electronics for Imaging, Inc.	16,840	386,310
Gateway, Inc. (a) (b)	82,964	224,003
Hutchinson Technology, Inc. (a)	7,984	208,542
Hypercom Corp.	16,588	108,154
Imation Corp.	10,879	466,383
Intergraph Corp. (a)	9,160	409,543
Komag, Inc. (a)	9,542	304,962
Lexar Media, Inc. (a)	28,777	184,173
Maxtor Corp. (a) (b)	81,793	359,889
McDATA Corp. (Class A) (a) (b)	49,252	258,080
Mobility Electronics, Inc. (a)	8,312	88,606
Palm, Inc. (a)	12,951	366,902
Presstek, Inc. (a)	8,252	107,111
Quantum Corp. (a)	58,375	180,379
Rimage Corp.	3,268	87,157
Stratasys, Inc. (a)	3,679	109,266
Synaptics, Inc. (a)	9,134	171,719

		5,185,920

Construction & Engineering—1.0%
CF Industries Holdings, Inc.	13,095	193,937
Dycom Industries, Inc. (a) (b)	17,175	347,279
EMCOR Group, Inc. (a)	4,831	286,478
Granite Construction, Inc.	11,649	445,458
Insituform Technologies, Inc. (b)	8,726	150,873
Perini Corp.	6,452	117,426
Pioneer Companies, Inc.	4,217	101,461
Quanta Services, Inc. (a) (b)	37,800	482,328
Shaw Group, Inc. (a)	25,599	631,271
URS Corp.	13,174	532,098
Walter Industries, Inc. (a)	11,658	570,309
Washington Group International, Inc. (b)	8,191	441,413

		4,300,331

Construction Materials—0.4%
Ameron International Corp.	2,386	110,710
Eagle Materials, Inc. (a)	6,245	757,956
Headwaters, Inc. (a) (b)	13,338	498,841
Texas Industries, Inc. (a)	7,332	398,861

		1,766,368

Consumer Finance—0.4%
Advanta Corp. (Class B) (a)	7,251	204,696
ASTA Funding, Inc. (a)	3,146	95,512
Cash America International, Inc.	9,980	207,085
E Loan, Inc.	19,211	80,494
Encore Capital Group, Inc. (a)	4,106	73,251
Metris Cos., Inc.	18,980	277,677

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-69

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Consumer Finance—(Continued)
MoneyGram International, Inc.	27,873	$605,123
World Acceptance Corp.	6,270	159,321

		1,703,159

Containers & Packaging—0.3%
Caraustar Industries, Inc. (a)	11,215	123,141
Chesapeake Corp.	6,265	115,213
Greif Brothers Corp.	5,003	300,680
Longview Fibre Co.	18,248	355,653
Myers Industries, Inc. (a)	8,698	101,245
Rock Tennessee Co. (a)	11,409	172,276
Silgan Holdings, Inc. (a)	7,176	238,674

		1,406,882

Distributors—0.2%
Beacon Roofing Supply, Inc.	5,443	177,823
Bell Microproducts, Inc. (a)	9,767	97,963
Handleman Co. (a)	7,777	98,224
Navarre Corp. (a)	6,970	40,356
WESCO International, Inc.	10,392	351,977

		766,343

Diversified Consumer Services—0.5%
Bright Horizons Family Solutions, Inc. (a) (b)	9,300	357,120
Corinthian Colleges, Inc. (a) (b)	29,341	389,355
DeVry, Inc. (a) (b)	18,827	358,654
Regis Corp.	14,490	548,012
Universal Technical Institute, Inc. (b)	6,976	248,416
Vertrue, Inc. (a) (b)	2,518	91,529

		1,993,086

Diversified Financial Services—1.1%
Apollo Investment Corp.	19,866	393,347
Asset Acceptence Capital Corp.	2,719	81,488
Bankrate, Inc.	3,010	82,564
BKF Capital Group, Inc. (a)	2,071	64,056
Calamos Asset Management, Inc. (a)	7,563	186,655
Capital Southwest Corp.	913	77,760
CBIZ, Inc.	20,992	107,059
Collegiate Funding Services, Inc. (a)	5,074	75,146
CompuCredit Corp. (a)	6,230	276,737
Doral Financial Corp. (a)	27,884	364,444
Enterprise Financial Services Corp. (a)	2,708	57,464
Euronet Worldwide, Inc. (a)	10,129	299,717
Financial Federal Corp. (a)	6,485	258,103
First Cash Financial Services	3,911	102,937
Fremont General Corp. (a)	20,974	457,862
Gamco Investors, Inc. (a)	2,161	99,082
GATX Corp.	14,220	562,401
Gladstone Capital Corp.	5,257	77,173
Harris & Harris Group, Inc. (a)	5,241	58,175
International Securitiess Exchange, Inc. (a)	3,815	89,271
Morningstar, Inc. (a)	2,918	93,376
MortgageIT Holdings, Inc.	7,540	107,219

Security Description	Shares	Value

Diversified Financial Services—(Continued)
Stifel Financial Corp.	2,560	$91,904
United Bankshares, Inc. (a)	11,942	417,373

		4,481,313

Diversified Telecommunication Services—1.0%
Brightpoint, Inc.	9,665	184,979
Broadwing Corp.	27,848	138,962
Cincinnati Bell, Inc. (b)	77,730	342,789
Commonwealth Telephone Enterprises, Inc. (a) (b)	7,216	272,043
Consolidated Communications Holdings, Inc.	4,976	67,674
CT Communications, Inc.	5,790	71,622
Fairpoint Communications, Inc. (a)	8,550	125,087
General Communication, Inc.	17,909	177,299
Golden Telecom, Inc. (a)	6,960	219,727
IDT Corp. (Class B) (a)	18,747	228,526
Interdigital Commerce Corp.	17,752	348,649
Intrado, Inc. (a)	5,162	93,071
Iowa Telecommunications Services, Inc.	5,884	98,969
MasTec, Inc. (a) (b)	8,025	87,473
NeuStar, Inc. (Class A) (b)	7,664	245,171
North Pittsburgh Systems, Inc.	5,925	120,929
Premiere Global Services, Inc. (a)	23,180	189,613
RCN Corp. (a)	7,383	156,667
Shenandoah Telecommunications Co.	1,874	77,190
SureWest Communications (a)	4,228	121,259
TALK America Holdings, Inc. (a)	9,103	85,841
Tekelec, Inc. (a)	18,063	378,420
Time Warner Telecom, Inc. (a)	16,230	126,594
UbiquiTel, Inc. (a) (b)	22,591	197,445
Valor Communications Group, Inc. (a)	10,013	136,477

		4,292,476

Electric Utilities—1.1%
ALLETE, Inc.	8,140	372,893
Black Hills Corp.	10,040	435,435
Central Vermont Public Service (a)	3,898	68,215
CH Energy Group, Inc. (a)	5,113	242,765
Cleco Corp.	15,704	370,300
Duquesne Light Holdings, Inc. (a)	23,761	408,927
El Paso Electric Co.	15,956	332,683
Empire District Electric Co.	9,579	219,072
IDACORP, Inc.	13,538	407,900
MGE Energy, Inc.	6,282	229,356
NGP Capital Resources Co. (a)	4,928	74,216
Otter Tail Corp.	9,134	282,606
Pike Electric Corp.	4,285	80,258
Sierra Pacific Resources (a) (b)	38,116	566,022
UIL Holdings Corp.	4,716	246,694
Unisource Energy Corp.	11,123	369,728

		4,707,070

Electrical Equipment—1.1%
A.O. Smith Corp.	5,573	158,831
Acuity Brands, Inc. (a)	13,812	409,802
American Superconductor Corp. (a)	12,644	130,865

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-70

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Electrical Equipment—(Continued)
Artesyn Technologies, Inc. (a) (b)	11,132	$103,528
Baldor Electric Co.	10,395	263,513
C&D Technologies, Inc.	10,301	96,932
Encore Wire Corp. (a)	5,501	89,446
Energy Conversion Devices, Inc. (a)	7,842	351,949
EnerSys (a)	15,059	228,445
Franklin Electric, Inc.	7,196	297,843
FuelCell Energy, Inc. (a)	14,608	160,250
General Cable Corp. (a) (b)	13,691	230,009
Genlyte Group, Inc.	8,552	411,180
Global Power Equipment Group, Inc. (a)	11,298	80,555
GrafTech International, Ltd. (a)	29,803	161,830
II-VI, Inc. (b)	7,274	129,041
Metrologic Instruments, Inc.	3,747	68,158
Plug Power, Inc. (a)	15,604	106,107
Power-One, Inc.	21,131	117,066
Regal Beloit Corp. (a)	8,951	290,370
Trustmark Corp. (a)	14,695	409,256
Ultralife Batteries, Inc. (a)	4,674	60,388
Vicor Corp. (a)	6,862	103,959
Woodward Governor Co.	3,482	296,144

		4,755,467

Electronic Equipment & Instruments—2.0%
Aeroflex, Inc. (a) (b)	25,179	235,675
Agilysys, Inc. (a)	9,974	167,962
Anixter International, Inc. (a) (b)	10,008	403,623
BEI Technologies, Inc.	3,924	137,301
Benchmark Electronics, Inc. (a)	13,474	405,837
Checkpoint Systems, Inc.	13,610	322,829
Cognex Corp.	12,714	382,310
Coherent, Inc. (b)	10,406	304,688
CTS Corp.	11,406	138,013
Daktronics, Inc. (a)	4,716	113,090
Dionex Corp. (a) (b)	5,914	320,834
Electro Scientific Industries, Inc. (b)	10,869	243,031
Excel Technology, Inc. (a) (b)	3,926	100,859
Fargo Electronics, Inc.	4,293	74,999
Global Imaging Systems, Inc.	7,763	264,330
Identix, Inc. (a)	28,078	131,967
Intevac, Inc.	5,969	61,540
ITC Holdings Corp.	4,070	117,949
Itron, Inc.	6,972	318,341
Keithley Instruments, Inc. (a)	3,823	55,816
Kemet Corp. (a) (b)	30,579	256,252
Lecroy Corp.	2,966	44,045
Littelfuse, Inc.	7,349	206,727
LoJack Corp.	5,656	119,568
LSI Industries, Inc.	6,410	121,790
Measurement Specialties, Inc. (a)	3,555	75,366
Methode Electronics, Inc. (a)	14,807	170,577
MTS Systems Corp.	5,994	226,393
Multi Fineline Electronix, Inc.	2,550	74,638
Newport Corp. (b)	13,731	191,273
OSI Systems, Inc. (a)	6,662	105,260
Park Electrochemical Corp.	5,693	151,718

Security Description	Shares	Value

Electronic Equipment & Instruments—(Continued)
Paxar Corp.	10,962	$184,710
Photon Dynamics, Inc. (a)	6,134	117,466
Plexus Corp. (b)	14,166	242,097
RadiSys Corp. (a)	9,234	179,140
Rofin-Sinar Technologies, Inc. (a) (b)	5,108	194,053
Rogers Corp. (a)	5,669	219,390
ScanSource, Inc. (a) (b)	4,045	197,153
SpatiaLight, Inc. (a)	9,857	43,272
Taser International, Inc. (a)	19,871	122,604
Technitrol, Inc. (a)	14,270	218,616
ThermoGenesis Corp. (a)	15,030	79,659
TTM Technologies, Inc. (a) (b)	13,244	94,695
Universal Display Corp. (a)	5,688	63,421
Veeco Instruments, Inc.	8,538	136,949
X-Rite, Inc.	6,734	83,502

		8,221,328

Energy Equipment & Services—2.6%
Atwood Oceanics, Inc. (a) (b)	3,928	330,777
Cal Dive International, Inc. (a) (b)	12,677	803,849
CARBO Ceramics, Inc. (a)	5,901	389,407
Dril-Quip, Inc.	2,249	107,952
Evergreen Solar, Inc. (a)	13,338	124,444
Global Industries, Inc. (b)	26,672	393,145
Grey Wolf, Inc. (a) (b)	59,731	503,532
Gulf Islands Fabrication, Inc.	3,421	98,354
Gulfmark Offshore, Inc. (a)	4,508	145,473
Hanover Compressor Co. (a) (b)	28,614	396,590
Hornbeck Offshore Services, Inc. (a)	4,655	170,513
Hydril (b)	6,109	419,322
Input/Output, Inc. (a)	20,259	161,667
Lone Star Technologies, Inc. (b)	9,327	518,488
Lufkin Industries, Inc.	5,378	234,212
Maverick Tube Corp. (a)	14,050	421,500
Newpark Resources, Inc. (a)	32,711	275,427
Oceaneering International, Inc.	8,585	458,525
Offshore Logistics, Inc.	7,556	279,572
Oil States International, Inc. (b)	13,088	475,225
Parker Drilling Co.	28,519	264,371
Pioneer Drilling Co. (a) (b)	6,451	125,923
Quantum Fuel Systems Technologies Worldwide, Inc. (a)	15,686	64,313
RPC, Inc.	4,806	123,803
Seacor Smit, Inc. (a) (b)	5,716	414,867
Superior Energy Services, Inc. (b)	24,950	576,095
Syntroleum Corp. (a)	12,692	184,795
Tetra Technologies, Inc.	11,697	365,180
Todco (Class A)	15,225	635,035
Universal Compression Holdings, Inc. (b)	5,165	205,412
Veritas DGC, Inc.	10,542	386,048
W-H Energy Services, Inc.	9,021	292,461
World Fuel Services Corp.	8,594	278,875

		10,625,152

Food & Staples Retailing—0.8%
Casey’s General Stores, Inc.	18,712	434,118
Great Atlantic & Pacific Tea Co., Inc. (a)	6,118	173,507

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-71

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Food & Staples Retailing—(Continued)
Longs Drug Stores Corp.	10,271	$440,523
Nash Finch Co. (a)	3,943	166,355
Pantry, Inc.	5,540	207,030
Pathmark Stores, Inc. (a)	15,898	179,171
Performance Food Group Co. (a) (b)	14,936	471,380
Ruddick Corp.	11,747	270,768
Spartan Stores, Inc.	7,601	78,290
United Natural Foods, Inc. (a) (b)	12,945	457,735
Weis Markets, Inc. (a)	4,891	195,689
Wild Oats Markets, Inc. (a)	10,328	132,818

		3,207,384

Food Products—1.1%
Alico, Inc. (a)	1,204	61,765
American Italian Pasta Co. (Class A) (a)	6,494	69,226
Chiquita Brands International, Inc. (a)	13,367	373,608
Corn Products International, Inc.	24,171	487,529
Delta & Pine Land Co. (a)	13,252	349,985
Flowers Foods, Inc.	16,602	452,903
Gold Kist, Inc.	16,661	325,723
Hain Celestial Group, Inc. (b)	9,007	174,736
J & J Snack Foods Corp.	2,151	124,328
Lancaster Colony Corp.	8,557	367,951
Lance, Inc.	10,266	179,244
Peet’s Coffee & Tea, Inc. (a) (b)	5,683	174,013
Premium Standard Farms, Inc.	4,232	62,718
Ralcorp Holdings, Inc. (b)	9,719	407,420
Reddy Ice Holdings, Inc.	3,235	66,350
Sanderson Farms, Inc. (a)	6,025	223,889
Seabord Corp. (a)	140	192,220
Tejon Ranch Co. (a)	2,812	132,164
Tootsie Roll Industries, Inc. (a)	8,417	267,240

		4,493,012

Gas Utilities—0.9%
Cascade Natural Gas Corp.	4,390	95,570
Laclede Group, Inc.	7,405	240,589
New Jersey Resources Corp.	8,397	386,094
Nicor, Inc. (a)	14,678	616,916
Northwest Natural Gas Co. (a)	9,122	339,521
Peoples Energy Corp. (a)	12,510	492,644
Petrohawk Energy Corp.	17,225	248,212
South Jersey Industries, Inc.	9,712	283,008
Southwest Gas Corp.	12,477	341,745
WGL Holdings, Inc. (a)	16,218	521,084

		3,565,383

Health Care Equipment & Supplies—3.4%
Abaxis, Inc. (a)	6,884	89,836
ABIOMED, Inc. (a)	5,598	56,372
Advanced Neuromodulation Systems, Inc. (a) (b)	6,452	306,212
Align Technology, Inc. (a)	20,358	136,806
American Medical Systems Holdings, Inc. (b)	22,387	451,098
Analogic Corp. (a)	4,515	227,601
Animas Corp.	4,243	66,615
Arqule, Inc. (a)	11,022	86,302

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Arrow International, Inc. (a)	6,220	$175,404
ArthroCare Corp. (a) (b)	7,932	319,025
Aspect Medical Systems, Inc. (b)	5,497	162,876
Biosite Diagnostics, Inc. (a)	5,516	341,220
Candela Corp.	9,102	89,382
CNS, Inc. (a)	4,796	125,032
Computer Programs & Systems, Inc.	2,512	86,764
Conmed Corp.	10,292	286,941
Cyberonics, Inc. (a)	6,939	207,060
Datascope Corp.	3,752	116,387
Diagnostic Products Corp.	7,015	369,901
DJ Orthopedics, Inc.	7,169	207,471
Encore Medical Corp. (a)	18,840	88,548
Epix Medical, Inc. (a)	7,443	57,311
Foxhollow Technologies, Inc. (a) (b)	4,597	218,863
Greatbatch, Inc. (a) (b)	7,075	194,138
Haemonetics Corp.	8,418	400,107
Hologic, Inc. (a) (b)	6,535	377,396
I Flow Corp. (a)	6,138	84,152
ICU Medical, Inc. (a) (b)	4,620	132,871
Immucor, Inc. (a) (b)	15,128	415,112
Integra LifeSciences Holdings (a) (b)	7,005	268,011
Intermagnetics General Corp. (a) (b)	9,322	260,457
IntraLase Corp. (a)	4,478	65,871
Intuitive Surgical, Inc. (a) (b)	10,988	805,310
Invacare Corp.	9,889	412,075
Inverness Medical Innovations, Inc. (a)	5,687	150,876
Iris International, Inc.	5,607	103,393
Kensey Nash Corp. (a)	3,315	101,638
Kyphon, Inc. (b)	9,521	418,353
Laserscope (a)	5,912	166,600
Lifeline Systems, Inc. (b)	3,296	110,185
Mentor Corp. (a)	10,450	574,854
Meridian Bioscience, Inc.	5,847	121,033
Merit Medical Systems, Inc. (b)	7,309	129,662
Molecular Devices Corp. (b)	5,790	120,953
NuVasive, Inc. (a) (b)	5,260	98,572
OraSure Technologies, Inc. (a) (b)	13,839	130,502
Palomar Medical Technologies, Inc. (a) (b)	5,660	148,462
Polymedica Corp.	9,490	331,581
Somanetics Corp. (a)	3,514	87,850
Sonosite, Inc. (a)	4,710	139,793
STERIS Corp.	23,487	558,756
SurModics, Inc. (a)	4,540	175,653
Sybron Dental Specialties, Inc. (b)	13,032	541,870
Symmetry Medical, Inc. (b)	3,188	75,556
Thoratec Corp. (a) (b)	16,368	290,696
TriPath Imaging, Inc. (a)	13,168	92,966
Varian, Inc. (b)	10,830	371,686
Ventana Medical Systems, Inc. (a)	9,658	367,680
Viasys Healthcare, Inc.	10,621	265,419
Vital Signs, Inc.	2,652	122,231
West Pharmaceutical Services, Inc. (a)	9,628	285,663
Wright Medical Group, Inc. (b)	8,536	210,668
Young Innovations, Inc. (a)	1,694	64,135
Zoll Medical Corp.	2,810	73,762

		14,119,575

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-72

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Health Care Providers & Services—3.2%
Alderwoods Group, Inc.	13,386	$219,263
Allied Healthcare International, Inc.	10,589	59,828
Amedisys, Inc. (a) (b)	4,508	175,812
America Service Group, Inc.	3,592	59,591
American Dental Partners, Inc.	2,789	94,603
American Healthways, Inc. (a)	10,700	453,680
American Retirement Corp.	9,302	175,157
Amicas, Inc. (a)	15,807	85,358
AmSurg Corp. (a) (b)	9,913	271,220
Apria Healthcare Group, Inc. (b)	16,827	536,950
Array Biopharma, Inc.	11,092	79,640
Beverly Enterprises, Inc. (a)	36,299	444,663
BioScrip, Inc.	12,834	83,421
Cantel Medical Corp.	3,995	84,055
Centene Corp. (b)	13,574	339,757
Chemed Corp.	8,490	367,957
Cross Country Healthcare, Inc.	9,495	176,227
Curis, Inc. (a)	14,198	65,169
Dendrite International, Inc.	13,945	280,155
Genesis HealthCare Corp.	6,463	260,588
Gentiva Health Services, Inc. (a) (b)	8,301	150,414
HealthExtras, Inc. (b)	7,144	152,739
HealthTronics, Inc. (b)	11,300	112,548
Hooper Holmes, Inc.	18,694	73,467
Horizon Health Corp. (b)	3,631	98,654
IDX Systems Corp. (a) (b)	8,198	353,990
Kindred Healthcare, Inc. (a) (b)	8,968	267,246
LabOne, Inc. (a) (b)	5,557	241,729
LCA-Vision, Inc. (a)	6,630	246,106
Magellan Health Services, Inc. (a)	8,392	294,979
Matria Healthcare, Inc. (b)	6,245	235,749
MAXIMUS, Inc.	7,015	250,786
MedCath Corp.	2,359	56,026
Molina Healthcare, Inc. (a) (b)	3,413	85,291
Nanogen, Inc. (a)	16,614	53,331
National Healthcare Corp. (a)	2,378	83,230
NDCHealth Corp.	12,391	234,438
Northfield Laboratories, Inc. (a)	8,731	112,630
Odyssey Healthcare, Inc. (a)	11,365	192,864
Option Care, Inc. (a)	9,739	142,579
Orchid Cellmark, Inc. (a)	8,444	71,774
Owens & Minor, Inc. (a)	12,980	380,963
PainCare Holdings, Inc. (a)	14,658	54,967
Parexel International Corp. (b)	8,457	169,901
Pediatrix Medical Group, Inc.	7,657	588,211
Per-Se Technologies, Inc. (a)	6,816	140,818
Priority Healthcare Corp. (Class B) (b)	11,464	319,387
PSS World Medical, Inc.	23,469	313,076
Psychiatric Solutions, Inc. (a) (b)	8,082	438,287
Radiation Therapy Services, Inc. (b)	3,764	119,921
RehabCare Group, Inc. (b)	5,686	116,677
Res-Care, Inc.	5,924	91,170
Rigel Pharmaceuticals, Inc. (a)	6,678	158,736
SFBC International, Inc. (a) (b)	5,306	235,533
Stewart Enterprises, Inc. (a)	34,589	229,325
Sunrise Assisted Living, Inc. (a)	5,997	400,240
Symbion, Inc. (b)	5,800	150,046

Security Description	Shares	Value

Health Care Providers & Services—(Continued)
The Advisory Board Co. (b)	5,719	$297,617
U.S. Physical Therapy, Inc.	4,137	75,128
United Surgical Partners International, Inc. (a) (b)	14,278	558,413
Ventiv Health, Inc.	8,766	229,757
VistaCare, Inc. (Class A) (a)	3,565	51,585
Vital Images, Inc. (b)	4,292	95,540
Wellcare Group, Inc. (a)	6,127	227,005

		13,265,967

Hotels, Restaurants & Leisure—2.4%
AFC Enterprises, Inc. (a)	6,656	76,810
Alliance Gaming Corp. (a) (b)	17,576	190,700
Ameristar Casinos, Inc.	7,174	149,506
Argosy Gaming Corp.	9,323	438,088
Aztar Corp.	11,071	341,098
BJ’s Restaurants, Inc. (a) (b)	5,028	102,722
Bob Evans Farms, Inc.	12,675	287,849
Buffalo Wild Wings, Inc. (a)	1,974	52,311
California Pizza Kitchen, Inc. (a)	7,481	218,744
CEC Entertainment, Inc. (a) (b)	11,160	354,442
Churchill Downs, Inc.	2,600	91,832
CKE Restaurants, Inc. (a)	19,123	252,041
Dave & Buster’s, Inc. (a)	4,117	54,962
Denny’s Corp. (a)	29,921	124,172
Dominos Pizza, Inc. (a)	10,349	241,339
Gaylord Entertainment Co. (b)	12,926	615,924
Great Wolf Resorts, Inc. (b)	7,057	72,969
IHOP Corp.	7,076	288,276
Isle of Capri Casinos, Inc. (a)	5,448	116,478
Jack in the Box, Inc.	12,159	363,676
Krispy Kreme Doughnuts, Inc. (a) (b)	17,552	109,876
La Quinta Corp. (b)	60,951	529,664
Landry’s Restaurants, Inc. (a)	5,380	157,634
Lodgian, Inc.	8,228	84,337
Lone Star Steakhouse & Saloon, Inc.	5,193	135,018
Luby’s, Inc.	7,616	99,465
Magna Entertainment Corp. (a)	12,790	85,181
Marcus Corp.	6,399	128,236
Mikohn Gaming Corp. (a)	7,654	101,722
Monarch Casino & Resort, Inc. (a)	3,152	53,552
MTR Gaming Group, Inc.	7,644	61,228
Multimedia Games, Inc. (a)	7,090	68,844
O’Charleys, Inc.	6,600	94,446
P.F. Chang’s China Bistro, Inc. (a) (b)	8,813	395,087
Papa John’s International, Inc. (a)	3,222	161,487
Pinnacle Entertainment, Inc. (b)	13,153	241,094
Rare Hospitality International, Inc. (b)	11,393	292,800
Red Robin Gourmet Burgers, Inc. (a) (b)	4,601	210,910
Ruby Tuesday, Inc. (a)	20,762	451,781
Ruth’s Chris Steak House, Inc.	4,126	75,836
Ryan’s Restaurant Group, Inc.	14,640	170,849
Shuffle Master, Inc. (a) (b)	11,186	295,646
Six Flags, Inc. (a)	36,424	261,889
Speedway Motorsports, Inc.	5,630	204,538
Sunterra Corp. (b)	6,229	81,787
Texas Roadhouse, Inc. (a)	13,712	204,309

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-73

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Hotels, Restaurants & Leisure—(Continued)
The Steak N Shake Co. (b)	8,968	$162,769
Triarc Cos., Inc. (a)	12,111	184,935
Vail Resorts, Inc.	9,979	286,896
WMS Industries, Inc. (a) (b)	6,932	194,997

		10,020,752

Household Durables—1.2%
Bassett Furniture Industries, Inc.	3,669	68,317
Blyth, Inc.	8,456	188,484
Brookfield Homes Corp. (a)	5,206	289,089
Champion Enterprises, Inc. (a)	22,688	335,329
Dixie Group, Inc. (a)	3,690	58,819
Ethan Allen Interiors, Inc. (a)	10,531	330,147
Fleetwood Enterprises, Inc. (a)	18,814	231,412
Furniture Brands International, Inc. (a)	16,624	299,731
Hooker Furniture Corp. (a)	3,548	58,968
Interface, Inc.	15,557	128,501
Kimball International, Inc. (Class B)	7,262	87,798
La-Z-Boy, Inc. (a)	16,845	222,186
Levitt Corp. (Class A) (b)	5,017	115,090
Libbey, Inc.	5,181	78,751
M/I Schottenstein Homes, Inc. (a)	4,052	219,861
Mathews International Corp.	10,134	382,964
Maytag Corp. (a)	25,737	469,958
Palm Harbor Homes, Inc. (a)	3,385	65,771
Skyline Corp.	2,168	88,107
Stanley Furniture, Inc.	5,050	132,259
Technical Olympic USA, Inc. (a)	3,863	101,056
Tupperware Corp. (a)	18,401	419,175
Universal Electronics, Inc.	3,770	65,183
WCI Communities, Inc. (a) (b)	10,874	308,495
William Lyon Homes, Inc. (a)	762	118,262

		4,863,713

Household Products—0.4%
Central Garden & Pet Co. (b)	6,202	280,640
CSS Industries, Inc.	2,329	75,739
Jarden Corp. (a)	17,212	706,897
Prestige Brands Holdings, Inc. (a)	9,847	121,315
The Yankee Candle Co., Inc. (a)	14,069	344,690
Water Pik Technologies, Inc.	3,495	70,949
WD-40 Co. (a)	6,572	174,224

		1,774,454

Industrial Conglomerates—0.2%
Hexcel Corp.	18,556	339,389
Raven Industries, Inc.	4,516	132,093
Standex International Corp.	3,627	95,499
Tredegar Industries, Inc.	10,102	131,427

		698,408

Insurance—2.1%
21st Century Insurance Group	10,646	169,804
Alfa Corp.	11,623	193,872
American Equity Investment Life (a)	10,946	124,237

Security Description	Shares	Value

Insurance—(Continued)
American Physicians Capital, Inc. (a)	2,659	$130,637
Argonaut Group, Inc.	9,159	247,385
Baldwin & Lyons, Inc. (Class B)	2,528	63,276
Bristol West Holdings, Inc.	4,982	90,921
Ceres Group, Inc.	10,667	60,055
Citizens, Inc. (a)	10,178	65,343
CNA Surety Corp.	4,378	62,255
Crawford & Co. (Class B)	8,156	63,861
Delphi Financial Group, Inc.	8,679	406,177
Direct General Corp. (a)	5,117	100,958
Donega Group, Inc.	2,968	64,406
Enstar Group, Inc. (a)	1,068	69,303
FBL Financial Group, Inc.	3,873	115,996
FPIC Insurance Group, Inc. (a)	2,691	96,849
Harleysville Group, Inc.	4,300	103,200
Hilb, Rogal & Hamilton Co. (a)	9,829	366,818
Horace Mann Educators Corp.	13,954	276,010
Infinity Property & Casualty Corp. (a)	6,646	233,208
KMG America Corp. (b)	7,289	58,312
Landamerica Financial Group, Inc. (a)	6,365	411,497
Midland Co.	3,008	108,378
National Western Life Insurance Co.	717	151,466
Odyssey Re Holdings Corp. (a)	3,992	101,956
Ohio Casualty Corp. (b)	19,733	535,159
Phoenix Cos., Inc. (a)	31,543	384,825
Pico Holdings, Inc.	2,706	95,089
PMA Capital Corp. (a)	10,782	94,666
Presidential Life Corp. (a)	6,818	122,724
ProAssurance Corp. (b)	8,446	394,175
RLI Corp.	7,179	332,101
Safety Insurance Group, Inc. (a)	3,237	115,205
Selective Insurance Group, Inc. (a)	9,020	441,078
State Auto Financial Corp.	4,247	134,375
Stewart Information Services Corp.	5,777	295,782
The Navigators Group, Inc. (b)	3,750	139,950
Tower Group, Inc.	4,605	69,628
Triad Guaranty, Inc. (a) (b)	3,014	118,209
U.S.I. Holdings Corp. (a)	14,907	193,642
UICI	12,101	435,636
United Fire & Casualty Co.	4,759	214,678
Universal American Financial Corp. (a) (b)	8,481	192,858
Zenith National Insurance Corp.	5,168	323,982

		8,569,942

Internet & Catalog Retail—0.6%
1-800-FLOWERS.COM, Inc.	6,390	44,794
Alloy Online, Inc. (a)	11,346	54,915
Blair Corp. (a)	2,237	82,523
Blue Nile, Inc. (a) (b)	4,860	153,770
Coldwater Creek, Inc. (b)	10,891	274,671
drugstore.com, Inc. (a) (b)	22,796	84,345
GSI Commerce, Inc. (a) (b)	10,126	201,508
Insight Enterprises, Inc. (a) (b)	16,452	306,007
Netflix, Inc.	11,957	310,763
NutriSystem, Inc. (a)	7,419	185,623
Overstock.com, Inc. (a)	3,885	148,990

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-74

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Internet & Catalog Retail—(Continued)
Priceline.com, Inc.	7,398	$142,929
Provide Commerce (a)	3,127	75,892
Stamps.com, Inc.	6,134	105,566
The J. Jill Group, Inc.	6,618	104,697
ValueVision Media, Inc. (a)	9,144	103,784

		2,380,777

Internet Software & Services—2.1%
Agile Software Corp. (a) (b)	16,292	116,814
aQuantive, Inc. (a)	18,346	369,305
Ariba, Inc. (a)	23,240	132,468
Audible, Inc. (a)	7,941	97,595
Autobytel, Inc.	11,911	59,674
Blue Coat Systems, Inc. (a) (b)	3,656	158,963
Click Commerce, Inc. (a)	2,850	52,240
CMG Information Services, Inc.	146,642	244,892
CNET Networks, Inc. (a) (b)	40,702	552,326
Digital Insight Corp. (a) (b)	11,114	289,631
Digital River, Inc. (a)	11,388	396,872
Digitas, Inc. (b)	28,925	328,588
EarthLink, Inc. (b)	41,991	449,304
eCollege.com, Inc. (a)	5,048	75,013
Entrust, Inc. (a) (b)	19,762	110,667
Equinix, Inc. (a)	5,042	209,999
HomeStore, Inc.	46,751	203,367
InfoSpace, Inc. (a) (b)	10,210	243,713
Internet Capital Group, Inc. (a)	12,665	111,579
Internet Security Systems, Inc.	12,710	305,167
Interwoven, Inc.	14,801	120,924
iPass, Inc.	14,401	77,477
j2 Global Communications, Inc. (a) (b)	7,720	312,042
Jupitermedia Corp. (a) (b)	5,300	93,863
Keynote Systems, Inc.	6,539	84,876
Marchex, Inc. (a) (b)	6,604	109,362
MatrixOne, Inc. (b)	15,318	80,573
Motive, Inc. (a) (b)	7,516	47,651
Netratings, Inc. (a)	3,785	57,608
NIC, Inc.	10,636	69,666
Online Resources Corp. (b)	7,192	76,091
Openwave Systems, Inc. (a) (b)	22,003	395,614
Opsware, Inc. (a)	20,184	104,755
RealNetworks, Inc. (a)	36,191	206,651
S1 Corp. (a)	21,159	82,732
Sapient Corp. (a) (b)	25,464	159,150
Sohu.com, Inc.	8,121	139,113
SonicWall, Inc.	15,353	97,492
Stellent, Inc.	6,155	52,748
SupportSoft, Inc. (a) (b)	10,534	53,091
Trizetto Group, Inc.	13,889	196,113
United Online, Inc. (a)	19,949	276,294
ValueClick, Inc. (a) (b)	25,896	442,563
Vignette Corp.	9,405	149,633
WebEx Communications, Inc. (a)	11,434	280,247
webMethods, Inc. (a)	15,045	106,368
Websense, Inc. (b)	7,547	386,482

		8,767,356

Security Description	Shares	Value

IT Services—1.5%
Acxiom Corp. (a)	28,339	$530,506
Anteon International Corp. (a) (b)	8,628	368,933
BearingPoint, Inc. (a) (b)	59,294	450,041
Ciber, Inc. (a)	16,935	125,827
COMSYS IT Partners, Inc. (a)	4,307	52,588
CSG Systems International, Inc. (b)	15,624	339,197
eResearch Technology, Inc. (a)	16,605	235,625
Exponent, Inc.	2,077	65,197
Forrester Research, Inc. (b)	5,604	116,675
Gartner, Inc. (Class A) (a) (b)	16,906	197,631
Infocrossing, Inc. (a)	5,299	48,698
Integral Systems, Inc.	3,532	72,901
iPayment Holdings, Inc. (b)	3,410	129,034
Kanbay International, Inc. (a) (b)	8,120	152,656
Keane, Inc. (a) (b)	18,071	206,552
Lionbridge Technologies, Inc. (a)	15,341	103,552
Mantech International Corp.	5,770	152,386
MarketAxess Holdings, Inc. (a)	7,823	106,393
MPS Group, Inc. (b)	33,626	396,787
Ness Technologies, Inc. (a)	4,138	41,380
Pegasus Solutions, Inc. (a)	8,195	73,591
Perot Systems Corp. (Class A) (b)	25,993	367,801
Phase Forward, Inc.	7,016	76,685
ProQuest Co. (b)	8,496	307,555
Resources Connection, Inc. (a) (b)	15,120	448,006
SI International, Inc. (a) (b)	2,388	73,956
StarTek, Inc. (a)	3,490	46,068
Sykes Enterprises, Inc.	9,126	108,599
Syniverse Holdings, Inc.	6,127	94,356
TNS, Inc. (b)	4,403	106,773
Tyler Technologies, Inc. (a)	13,466	111,499
Vasco Data Security International, Inc. (a)	8,104	73,503
Wright Express Corp. (b)	13,508	291,638

		6,072,589

Leisure Equipment & Products—0.6%
Ambassadors Group, Inc.	5,486	122,338
Arctic Cat, Inc. (a)	5,294	108,739
Callaway Golf Co.	23,431	353,574
Carmike Cinemas, Inc. (a)	4,069	93,343
JAKKS Pacific, Inc. (a)	8,157	132,388
K2, Inc. (b)	15,520	176,928
Leapfrog Enterprises, Inc. (a)	8,915	131,674
Life Time Fitness, Inc.	7,612	252,262
Marine Products Corp. (a)	4,555	50,242
Midway Games, Inc. (a)	6,065	92,127
Nautilus Group, Inc. (a)	10,789	238,113
Oakley, Inc.	8,234	142,777
RC2 Corp. (a) (b)	5,321	179,637
Steinway Musical Instructions, Inc.	3,208	84,531
Sturm Ruger & Co., Inc. (a)	7,119	65,495
The Topps Co., Inc.	9,888	81,180

		2,305,348

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-75

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Machinery—3.2%
Actuant Corp. (a)	8,551	$400,187
AGCO Corp. (a) (b)	29,091	529,456
Albany International Corp. (Class A)	8,731	321,912
American Science & Engineering, Inc. (a) (b)	2,762	181,160
Astec Industries, Inc.	6,009	170,595
ASV, Inc. (a)	7,026	159,139
Badger Meter, Inc.	1,881	73,999
Barnes Group, Inc. (a)	5,706	204,617
Blount International, Inc.	9,744	171,884
Briggs & Stratton Corp.	16,594	573,986
Bucyrus International, Inc.	6,592	323,865
Cascade Corp.	3,418	166,457
Circor International, Inc.	6,251	171,590
CLARCOR, Inc.	17,418	500,245
Commercial Vehicle Group, Inc. (b)	3,401	71,217
Crane Co. (a)	16,681	496,093
Enpro Industries, Inc.	6,808	229,361
ESCO Technologies, Inc. (b)	8,522	426,697
Federal Signal Corp. (a)	17,277	295,264
Flowserve Corp. (b)	18,653	678,037
Freightcar America, Inc.	2,995	122,136
Gardner Denver, Inc.	8,122	362,241
Gehl Co. (a)	3,366	93,810
Gorman-Rupp Co. (a)	4,175	100,409
JLG Industries, Inc. (a)	16,611	607,796
Kadant, Inc. (b)	4,243	85,115
Kaydon Corp. (a)	9,027	256,457
Kennametal, Inc.	11,800	578,672
Lincoln Electric Holdings, Inc. (a)	11,429	450,303
Lindsay Manufacturing Co. (a)	3,885	85,509
Middleby Corp. (a)	1,474	106,865
Mueller Industries, Inc.	12,475	346,431
NACCO Industries, Inc. (a)	1,555	177,970
Nordson Corp.	9,085	345,503
Robbins & Myers, Inc. (a)	3,590	80,703
Sauer-Danfoss, Inc. (a)	3,084	61,680
Stewart & Stevenson Services, Inc.	9,373	223,546
Sun Hydraulics, Inc. (a)	2,325	56,497
Tecumseh Products Co. (Class A)	5,738	123,482
Tennant Co. (a)	3,300	135,234
The Greenbrier Cos., Inc. (a)	1,981	65,848
The Manitowoc Co., Inc. (a)	9,635	484,159
Titan International, Inc. (a)	4,637	63,666
Trinity Industries, Inc. (a)	12,625	511,186
Unova, Inc. (a)	16,327	571,118
Valmont Industries, Inc.	4,870	142,983
Wabash National Corp. (a)	11,061	217,459
Wabtec Corp.	15,271	416,593
Watts Industries, Inc. (a)	7,719	222,693

		13,241,825

Marine—0.1%
Kirby Corp.	6,984	345,219
Maritrans, Inc.	2,973	95,136

		440,355

Security Description	Shares	Value

Media—2.1%
4Kids Entertainment, Inc. (a)	4,058	$70,569
ADVO, Inc.	9,931	310,741
Arbitron, Inc. (a)	10,109	402,742
Catalina Marketing Corp. (a)	16,724	380,304
Charter Communications, Inc. (a)	109,138	163,707
Citadel Broadcasting Corp. (a)	14,362	197,190
Courier Corp.	3,534	132,172
Cox Radio, Inc. (Class A) (b)	12,537	190,562
Cumulus Media, Inc.	18,571	231,952
Digital Theater Systems, Inc. (a) (b)	5,471	92,132
Emmis Communications Corp. (Class A) (a) (b)	10,202	225,362
Entercom Communications Corp. (b)	11,650	368,023
Entravision Communications Corp. (Class A) (a) (b)	25,008	196,813
Fisher Communications, Inc. (a)	2,146	99,918
Gemstar-TV Guide International, Inc.	79,853	236,365
Gray Television, Inc. (a)	14,290	151,331
Harris Interactive, Inc. (a)	17,526	74,836
Hollinger International, Inc.	18,396	180,281
Insight Communications, Inc. (b)	15,080	175,380
Intermix Media, Inc. (a)	9,096	108,788
Journal Communications, Inc. (a)	9,176	136,722
Journal Register Co. (a) (b)	13,471	217,961
Liberty Corp.	5,899	276,604
LIN TV Corp.	9,565	133,432
LodgeNet Entertainment Corp. (a)	4,834	71,205
Martha Stewart Living Omnimedia, Inc. (a)	7,312	182,946
Media General, Inc. (Class A) (a)	6,937	402,415
Mediacom Communications Corp. (a)	21,028	155,187
Playboy Enterprises, Inc. (Class B) (a)	9,152	129,043
Primedia, Inc. (b)	43,698	178,725
Radio One, Inc. (Class D) (b)	27,058	355,813
Regent Communications, Inc. (b)	11,681	61,442
Saga Communications, Inc. (b)	5,839	77,659
Salem Communications Corp. (Class A) (b)	3,659	67,472
Scholastic Corp. (a) (b)	10,630	392,885
Sinclair Broadcast Group, Inc.	14,985	132,917
Source Interlink Cos., Inc. (a)	10,894	120,488
Spanish Broadcasting Systems, Inc. (b)	11,410	81,924
The Reader’s Digest Association, Inc. (Class A)	33,004	527,074
Thomas Nelson, Inc. (a)	2,927	54,910
TiVo, Inc. (a)	20,917	114,834
Valassis Communications, Inc. (a) (b)	15,826	616,897
World Wrestling Entertainment, Inc.	4,291	55,783

		8,533,506

Metals & Mining—2.1%
AK Steel Holding Corp. (a)	35,208	301,733
Aleris International, Inc.	10,034	275,433
Alpha Natural Resources, Inc. (b)	9,823	295,083
AMCOL International Corp.	6,834	130,324
Brush Engineered Material, Inc.	6,088	96,677
Carpenter Technology Corp.	8,386	491,503
Century Aluminum Co. (a)	6,485	145,783
Chaparral Steel Co. (b)	7,332	184,913
Cleveland Cliffs, Inc. (a)	7,412	645,659
Coeur D’Alene Mines Corp. (a)	77,483	327,753

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-76

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Metals & Mining—(Continued)
Commercial Metals Co.	18,803	$634,413
Compass Minerals International, Inc. (a)	6,626	152,398
Foundation Coal Holdings, Inc.	7,901	303,793
Gibraltar Industries, Inc.	7,619	174,247
Hecla Mining Co. (a)	38,880	170,294
James River Coal Co.	4,250	214,498
Metal Management, Inc. (a)	5,790	146,777
Metals USA, Inc. (a)	6,635	135,752
NS Group, Inc.	7,243	284,288
Oregon Steel Mills, Inc. (a)	11,138	310,750
Quanex Corp. (a)	7,989	529,032
Reliance Steel & Aluminum Co.	9,862	521,996
Roanoke Electric Steel Corp.	3,819	76,495
Royal Gold, Inc. (a)	5,285	142,008
RTI International Metals, Inc.	6,797	267,462
Ryerson Tull, Inc. (a)	7,775	165,608
Schnitzer Steel Industries, Inc. (a)	6,346	206,689
Steel Dynamics, Inc. (a)	12,426	421,987
Steel Technologies, Inc. (a)	3,366	87,280
Stillwater Mining Co. (a)	12,963	118,611
Titanium Metals Corp. (a)	4,406	174,301
USEC, Inc.	26,522	295,986
Worthington Industries, Inc. (a)	22,409	471,261

		8,900,787

Multi-Utilities—0.4%
Aquila, Inc. (b)	118,745	470,230
Avista Corp.	14,335	278,099
Calpine Corp. (a) (b)	172,610	447,060
NorthWestern Energy Corp. (b)	11,448	345,615

		1,541,004

Multiline Retail—0.3%
99 Cents Only Stores (a) (b)	15,777	145,937
Big Lots, Inc. (a) (b)	36,605	402,289
Fred’s, Inc. (a)	13,765	172,200
Retail Ventures, Inc. (a) (b)	5,647	62,004
ShopKo Stores, Inc.	8,901	227,154
Tuesday Morning Corp.	8,286	214,359

		1,223,943

Mutual Funds—3.7%
iShares Russell 2000 Index Fund (a)	229,000	15,203,310
Technology Investment Capital Corp.	4,616	72,887

		15,276,197

Office Electronics—0.1%
IKON Office Solutions, Inc.	37,318	372,434

Oil, Gas & Consumable Fuels—3.3%
Alon USA Energy, Inc.	3,353	80,975
Atlas America, Inc.	3,833	187,242
ATP Oil & Gas Corp. (b)	5,899	193,723
Berry Petroleum Co. (a)	5,627	375,265
Bill Barrett Corp. (a) (b)	4,375	161,088
Bois d’Arc Energy, Inc.	4,448	76,550

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—(Continued)
Brigham Exploration Co. (a)	7,247	$93,124
Cabot Oil & Gas Corp.	16,363	826,495
Callon Petroleum Co. (a)	4,125	86,336
Carrizo Oil & Gas, Inc.	6,126	179,492
Cheniere Energy, Inc. (a)	15,381	636,158
Cimarex Energy Co. (a)	25,455	1,153,875
Comstock Resources, Inc. (b)	13,099	429,778
Crosstex Energy, Inc.	2,013	128,751
Delta Petroleum Corp. (a)	8,502	176,842
Edge Petroleum Corp.	5,435	143,430
Encore Aquisition Co. (a)	15,837	615,267
Endeavour International Corp. (a)	18,499	92,495
Energy Partners, Ltd. (a) (b)	10,760	335,927
Frontier Oil Corp.	17,238	764,505
FX Energy, Inc. (a)	11,798	141,222
Gasco Energy, Inc.	21,137	140,561
Giant Industries, Inc. (a)	4,579	268,055
Goodrich Peteroleum Corp. (a) (b)	3,368	79,047
Holly Corp.	6,950	444,661
Houston Exploration Co.	9,204	618,969
KCS Energy, Inc.	14,934	411,133
McMoran Exploration Co. (a)	6,027	117,165
Meridian Resource Corp. (a)	28,080	117,094
Parallel Petroleum Corp.	10,224	143,136
Penn Virginia Corp.	5,791	334,199
Petroleum Development Corp.	5,229	200,480
PetroQuest Energy, Inc.	13,340	139,270
Remington Oil & Gas Corp. (b)	6,868	285,022
Resource America, Inc.	5,263	93,313
Spinnaker Exploration Co. (b)	7,973	515,773
St. Mary Land & Exploration Co.	19,080	698,328
Stone Energy Corp. (a) (b)	8,136	496,621
Swift Energy Co. (b)	8,773	401,365
Tipperary Corp	8,756	64,532
Toreador Resources Corp. (a)	4,634	164,044
TransMontaigne, Inc.	11,923	95,265
Tri-Valley Corp. (a)	7,275	72,386
W&T Offshore, Inc.	4,296	139,319
Warren Resources, Inc. (a)	5,791	96,999
Whiting Petroleum Corp. (a)	8,967	393,113
Williams Clayton Energy, Inc.	1,786	77,155

		13,485,545

Paper & Forest Products—0.5%
Bowater, Inc. (a)	18,007	509,058
Buckeye Technologies, Inc.	8,960	72,755
Deltic Timber Corp.	3,743	172,365
Glatfelter	14,400	202,896
Mercer International, Inc. (a)	9,628	79,624
Neenah Paper, Inc. (a)	4,857	142,310
Potlatch Corp.	9,339	486,749
Schweitzer-Mauduit International, Inc.	5,245	117,068
Wausau-Mosinee Paper Corp.	14,665	183,459

		1,966,284

Personal Products—0.5%
Chattem, Inc. (a)	5,452	193,546
Elizabeth Arden, Inc.	7,262	156,714

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-77

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Personal Products—(Continued)
Harvest Natural Resources, Inc. (a)	12,513	$134,265
Mannatech, Inc. (a)	4,832	57,259
Nature’s Sunshine Products, Inc. (a)	3,864	89,799
NBTY, Inc. (a) (b)	18,289	429,792
NU Skin Enterprises, Inc. (a)	18,168	346,100
Parlux Fragrances, Inc. (a)	2,137	62,272
Playtex Products, Inc. (a)	15,273	168,003
Revlon, Inc. (a)	47,536	153,066
USANA Health Sciences, Inc. (a)	3,582	170,861

		1,961,677

Pharmaceuticals—2.0%
Adams Respiratory Therapeutics, Inc. (b)	2,527	81,597
Adolor Corp. (a)	13,429	143,422
Alkermes, Inc. (a) (b)	28,770	483,336
Alpharma, Inc. (a)	13,761	342,236
Amylin Pharmaceuticals, Inc. (a) (b)	34,851	1,212,466
Andrx Corp. (b)	23,700	365,691
Ariad Pharmaceuticals, Inc. (a)	21,812	162,063
Atherogenics, Inc. (a)	12,957	207,701
Avanir Pharmaceuticals (Class A) (a)	36,746	113,545
Barrier Therapeutics, Inc. (a)	5,112	42,890
Bentley Pharmaceuticals, Inc. (a)	6,371	76,133
Connetics Corp. (a)	11,816	199,809
Cypress Biosciences, Inc.	9,721	52,591
Discovery Laboratories, Inc. (a)	16,615	107,167
Dov Pharmaceutical, Inc. (a)	7,754	131,663
Durect Corp., Inc.	11,442	78,378
First Horizon Pharmaceutical (a)	8,584	170,564
Inspire Pharmaceutical, Inc. (a)	15,703	119,343
K-V Pharmaceutical Co. (Class A) (a)	12,272	218,073
Mannkind Corp (a) (b)	8,062	106,822
Medicis Pharmaceutical Corp. (Class A) (a)	17,554	571,558
MGI Pharma, Inc.	23,249	541,934
Momenta Pharmaceuticals, Inc.	3,016	82,186
Nastech Pharmaceutical, Inc. (a)	6,222	87,979
NeoPharm, Inc. (b)	5,457	67,667
New River Pharmaceuticals, Inc. (a)	2,146	102,879
Nitromed, Inc. (a)	5,572	100,296
Noven Pharmaceuticals, Inc. (b)	6,880	96,320
NPS Pharmaceuticals, Inc. (a)	12,013	121,451
Pain Therapeutics, Inc.	6,849	43,080
Palatin Technologies, Inc.	1	2
Par Pharmaceutical Resources, Inc. (a) (b)	10,520	280,042
Penwest Pharmaceuticals Co. (a) (b)	9,561	167,604
Perrigo Co. (a)	27,613	395,142
Pharmion Corp. (a) (b)	8,108	176,835
Pozen, Inc.	8,412	92,448
Renovis, Inc. (a)	6,578	89,000
Salix Pharmaceuticals, Ltd. (a)	13,938	296,183
Supergen, Inc. (a)	17,685	111,416
The Medicines Co. (a) (b)	16,504	379,757

		8,219,269

Real Estate—6.3%
Aames Investment Corp. (REIT) (a)	16,861	105,887
Acadia Realty Trust (REIT)	8,031	144,478

Security Description	Shares	Value

Real Estate—(Continued)
Affordable Residential Communities, Inc. (REIT) (a)	8,033	$81,214
Agree Realty Corp. (REIT)	2,629	74,269
Alexander’s, Inc. (REIT)	712	192,240
Alexandria Real Estate Equities, Inc. (REIT) (a)	6,840	565,600
American Campus Communities, Inc. (REIT) (a)	3,997	96,008
American Home Mortgage Investment Corp. (REIT) (a)	11,005	333,451
AMLI Residential Properties Trust (REIT) (a)	8,125	260,569
Anthracite Capital, Inc. (REIT) (a)	17,065	197,613
Anworth Mortgage Asset Corp. (REIT) (a)	18,814	155,592
Arbor Realty Trust, Inc. (REIT) (a)	4,285	120,409
Ashford Hospitality Trust, Inc. (REIT) (a)	9,283	99,885
Avatar Holding, Inc. (a)	1,399	82,877
Bedford Property Investors, Inc. (REIT)	4,713	112,358
Bimini Mortgage Management, Inc. (REIT) (a)	6,579	74,343
BioMed Realty Trust, Inc. (REIT)	14,187	351,838
Bluegreen Corp.	5,473	96,598
Boykin Lodging Co. (REIT) (a)	6,002	74,545
Brandywine Realty Trust (REIT)	18,061	561,516
California Coastal Communities, Inc.	2,667	93,932
Capital Automotive (REIT) (a)	13,133	508,378
Capital Lease Funding, Inc. (REIT)	7,524	77,873
Capital Trust, Inc. (REIT) (a)	4,803	154,464
Cedar Shopping Centers, Inc. (REIT) (a)	5,543	80,207
Colonial Properties Trust (REIT)	12,753	567,253
Commercial Net Lease Realty (REIT)	18,295	365,900
Consolidated Tomoka Land Co.	2,042	138,856
Corporate Office Properties Trust (REIT)	9,448	330,208
Correctional Properties Trust (REIT) (a)	3,708	109,052
Cousins Properties, Inc. (REIT)	12,745	385,154
CRIIMIi Mae, Inc. (REIT)	5,231	90,026
Deerfield Triarc Capital Corp.	7,937	110,007
DiamondRock Hospitality Co. (REIT)	8,350	98,113
EastGroup Properties, Inc. (REIT) (a)	7,662	335,212
Education Realty Trust, Inc. (REIT)	6,499	108,533
Entertainment Properties Trust (REIT)	8,278	369,447
Equity Inns, Inc. (REIT)	16,699	225,436
Equity Lifestyle Properties, Inc. (REIT)	6,932	311,940
Equity One, Inc. (REIT)	11,128	258,726
Extra Space Storage, Inc. (REIT) (a)	10,339	159,014
FelCor Lodging Trust, Inc. (REIT)	18,657	282,654
Fieldstone Investment Corp. (REIT)	16,134	188,122
First Industrial Realty Trust, Inc. (REIT) (a)	13,380	535,869
First Potomac Realty Trust (REIT) (a)	5,472	140,630
Gables Residential Trust (REIT)	9,807	428,076
Getty Realty Corp. (REIT)	6,406	184,365
Glenborough Realty Trust, Inc. (REIT)	10,576	203,059
Glimcher Realty Trust (REIT) (a)	12,905	315,785
GMH Communities Trust (a) (REIT)	8,806	129,184
Government Properties Trust, Inc. (REIT) (a)	6,482	63,524
Gramercy Capital Corp. (REIT)	4,605	110,336
Heritage Property Investment Trust, Inc. (REIT) (a)	8,714	304,990
Hersha Hospitality Trust (REIT) (a)	7,032	69,828
Highland Hospitality Corp. (REIT)	15,896	163,093
Highwoods Properties, Inc. (REIT)	17,855	526,901
Home Properties of New York, Inc. (REIT)	10,639	417,581
HomeBanc Corp. (REIT) (a)	18,606	143,638
IMPAC Mortage Holdings, Inc. (REIT) (a)	24,160	296,202

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-78

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Real Estate—(Continued)
Inland Real Estate Corp. (REIT)	21,831	$341,873
Innkeepers USA Trust (REIT)	14,497	223,979
Investors Real Estate Trust (REIT) (a)	17,823	169,319
JER Investors Trust, Inc. (REIT)	3,883	70,127
Jones Lang LaSalle, Inc. (b)	10,381	478,149
Kilroy Realty Corp. (REIT)	9,173	513,963
Kite Realty Group Trust (REIT)	5,661	84,462
LaSalle Hotel Properties (REIT) (a)	10,004	344,638
Lexington Corporate Properties Trust (REIT)	17,179	404,565
LTC Properties, Inc. (REIT)	7,156	151,707
Luminent Mortgage Capital, Inc. (REIT)	11,837	89,369
Maguire Properties, Inc. (REIT) (a)	10,875	326,794
MeriStar Hospitality Corp. (REIT)	27,812	253,924
MFA Mortgage Investment, Inc. (REIT) (a)	29,829	182,852
Mid-America Apartment Communities, Inc. (REIT)	5,736	266,781
National Health Investors, Inc. (REIT)	8,588	237,115
Nationwide Health Properties, Inc. (REIT) (a)	22,143	515,932
Newcastle Investment Corp. (REIT)	14,161	395,092
NorthStar Realty Finance Corp. (REIT) (a)	6,606	62,030
Novastar Financial, Inc. (REIT) (a)	8,758	288,926
Omega Healthcare Investors, Inc. (REIT) (a)	19,318	268,907
Parkway Properties, Inc. (REIT)	4,727	221,791
Pennsylvania Real Estate Investment Trust (REIT)	11,776	496,712
Post Properties, Inc. (REIT) (a)	12,685	472,516
Prentiss Properties Trust (REIT)	15,516	629,950
PS Business Parks, Inc. (REIT)	4,969	227,580
RAIT Investment Trust (REIT) (a)	9,571	272,773
Ramco-Gershenson Property Trust (REIT) (a)	4,666	136,201
Redwood Trust, Inc. (REIT) (a)	6,240	303,326
Saul Centers, Inc. (REIT)	3,616	130,140
Saxon Capital, Inc. (REIT)	17,480	207,138
Senior Housing Properties Trust (REIT)	19,341	367,479
Sizeler Property Investments, Inc. (REIT)	6,314	76,652
Sovran Self Storage, Inc. (REIT)	4,943	241,960
Spirit Finance Corp. (REIT) (a)	21,677	243,866
Strategic Hotel Capital, Inc. (REIT) (a)	13,072	238,695
Sun Communities, Inc. (REIT) (a)	6,120	200,491
Sunstone Hotel Investors, Inc. (REIT)	8,192	199,803
Tanger Factory Outlet Centers, Inc. (REIT)	8,784	244,283
Tarragon Corp. (a)	3,386	62,844
Taubman Centers, Inc. (REIT)	16,556	524,825
The Town & Country Trust (REIT) (a)	5,764	167,271
Trammell Crow Co.	11,326	279,526
Trustreet Properties, Inc. (REIT) (a)	19,005	297,428
U-Store-It Trust (REIT) (a)	9,512	192,808
Universal Health Realty Income Trust, Inc. (REIT)	3,614	120,166
Urstadt Biddle Properties, Inc. (REIT)	6,696	101,511
Washington Real Estate Investment Trust (REIT) (a)	13,659	424,931
Winston Hotels, Inc. (REIT)	7,812	78,120

		25,994,148

Road & Rail—0.9%
Arkansas Best Corp. (a)	7,727	269,440
Dollar Thrifty Automotive Group, Inc. (a) (b)	8,318	280,067
Florida East Coast Indiana, Inc. (a)	10,508	475,907
Genesee & Wyoming, Inc. (b)	7,665	242,981

Security Description	Shares	Value

Road & Rail—(Continued)
Heartland Express, Inc. (a)	14,851	$302,069
Kansas City Southern Industries, Inc. (a)	26,993	629,207
Knight Transportation, Inc. (a)	11,998	292,271
Marten Transport, Ltd. (b)	3,152	79,746
Old Dominion Freight Line, Inc. (b)	5,547	185,769
Pacer International, Inc. (a)	12,230	322,383
RailAmerica, Inc. (b)	12,004	142,848
SCS Transportation, Inc. (a)	4,969	78,063
Werner Enterprises, Inc.	15,392	266,128

		3,566,879

Semiconductors & Semiconductor Equipment—4.0%
Actel Corp. (a) (b)	8,453	122,230
ADE Corp. (b)	3,170	71,262
Advanced Energy Industries, Inc. (b)	10,550	113,518
AMIS Holdings, Inc. (a) (b)	14,418	170,997
Amkor Technology, Inc. (a)	33,013	144,597
Applied Micro Circuits Corp. (b)	100,216	300,648
Asyst Technologies, Inc. (a)	16,323	76,065
Atmel Corp. (a) (b)	136,160	280,490
ATMI, Inc. (b)	11,995	371,845
Axcelis Technologies, Inc. (a) (b)	34,912	182,241
Brooks Automation, Inc. (b)	15,356	204,695
Cabot Microelectronics Corp. (a) (b)	7,983	234,540
Cirrus Logic, Inc.	34,721	263,532
Cohu, Inc.	6,914	163,516
Conexant Systems, Inc.	153,507	274,777
Credence Systems Corp. (a) (b)	24,822	198,080
Cymer, Inc. (b)	11,285	353,446
Cypress Semiconductor Corp. (a) (b)	42,467	639,128
Diodes, Inc. (a) (b)	2,821	102,289
DSP Group, Inc. (b)	9,744	250,031
Emcore Corp.	11,756	71,947
Emulex Corp. (b)	27,562	557,028
Entegris, Inc. (b)	38,021	429,637
Exar Corp. (a) (b)	14,200	199,084
Fairchild Semiconductor International, Inc. (b)	38,567	573,106
FEI Co. (a)	7,395	142,354
FormFactor, Inc. (a) (b)	10,987	250,723
Genesis Microchip, Inc.	12,064	264,805
Helix Technology Corp.	9,273	136,777
Integrated Device Technology, Inc. (b)	66,828	717,733
Integrated Silicon Solution, Inc. (a) (b)	12,062	101,321
IXYS Corp.	6,862	72,463
Kopin Corp.	22,880	159,016
Kulicke & Soffa Industries, Inc. (a)	17,667	128,086
Lattice Semiconductor Corp. (b)	35,882	153,575
LTX Corp. (a) (b)	20,347	85,864
Mattson Technology, Inc. (b)	13,025	97,818
Micrel, Inc. (a) (b)	21,960	246,611
Microsemi Corp. (a) (b)	20,544	524,694
Microtune, Inc. (a) (b)	16,160	100,677
MIPS Technologies, Inc. (a)	13,635	93,127
MKS Instruments, Inc.	10,424	179,605
Netlogic Microsystems, Inc. (a) (b)	3,618	78,113
OmniVision Technologies, Inc. (a) (b)	18,388	232,057

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-79

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
ON Semiconductor Corp. (a)	46,738	$241,635
PDF Solutions, Inc.	5,114	84,892
Pericom Semiconductor Corp. (a) (b)	6,962	61,544
Photronics, Inc. (a) (b)	12,688	246,147
Pixelworks, Inc. (a)	13,479	88,827
PMC-Sierra, Inc. (a) (b)	58,185	512,610
PortalPlayer, Inc. (a) (b)	5,102	139,948
Power Integrations, Inc. (a) (b)	9,121	198,382
Rambus, Inc.	32,143	388,930
RF Micro Devices, Inc. (a) (b)	60,946	344,345
Rudolph Technologies, Inc. (a) (b)	3,886	52,344
Semtech Corp. (a) (b)	23,840	392,645
Sigmatel, Inc. (a)	11,630	235,391
Silicon Image, Inc.	24,117	214,400
Silicon Laboratories, Inc. (a) (b)	13,832	420,354
Silicon Storage Technology, Inc. (a) (b)	28,215	151,797
Sirf Technology Holdings, Inc.	11,511	346,826
Skyworks Solutions, Inc. (a) (b)	53,229	373,668
Standard Microsystems Corp.	6,018	179,998
Supertex, Inc.	3,144	94,289
Tessera Technologies, Inc. (b)	14,179	424,094
Trident Microsystems, Inc. (a) (b)	8,296	263,896
TriQuint Semiconductor, Inc. (a) (b)	47,255	166,338
Ultratech Stepper, Inc. (a)	7,164	111,687
Varian Semiconductor Equipment, Inc. (a) (b)	12,816	543,014
Vitesse Semiconductor Corp. (a)	72,887	137,028
Zoran Corp. (b)	14,401	205,934

		16,735,111

Software—3.2%
Advent Software, Inc. (a) (b)	7,677	206,818
Allscripts Heathcare Solutions, Inc. (a)	11,119	200,364
Altiris, Inc. (a) (b)	6,720	102,749
ANSYS, Inc. (a)	10,174	391,597
Aspen Technology, Inc. (a)	12,519	78,244
Blackboard, Inc.	6,033	150,885
Borland Software Corp. (b)	30,430	177,103
Bottomline Technologies, Inc. (b)	4,425	66,773
Concur Technologies, Inc. (a)	7,655	94,692
Cybersource Corp. (a) (b)	9,466	62,286
Eclipsys Corp. (a)	13,688	244,194
Epicor Software Corp.	17,286	224,718
EPIQ System, Inc. (a)	4,544	99,150
FactSet Research Systems, Inc. (a)	11,121	391,904
Faro Technologies, Inc. (a)	3,508	68,371
FileNET Corp. (b)	13,639	380,528
Informatica Corp. (b)	27,709	333,062
Intervoice, Inc. (b)	11,469	103,336
Ivillage, Inc. (a)	15,842	115,013
Jack Henry & Associates, Inc. (a)	23,474	455,396
JDA Software Group, Inc.	9,424	143,056
KFX, Inc. (a)	18,947	324,373
Kronos, Inc.	10,086	450,239
Lawson Software, Inc. (a)	18,216	126,419
Macrovision Corp. (b)	17,819	340,343
Magma Design Automation, Inc. (a)	11,783	95,678

Security Description	Shares	Value

Software—(Continued)
Manhattan Associates, Inc.	9,679	$224,553
MapInfo Corp.	6,753	82,724
Mentor Graphics Corp. (b)	27,351	235,219
Merge Technologies, Inc.	3,753	64,139
Micromuse, Inc. (b)	25,452	200,562
MICROS Systems, Inc. (b)	12,258	536,288
MicroStrategy, Inc.	5,300	372,537
MRO Software, Inc. (b)	6,430	108,281
NetIQ Corp. (a) (b)	18,957	232,034
Open Solutions, Inc. (a) (b)	6,470	141,175
Packeteer, Inc. (b)	10,674	133,959
Parametric Technology Corp. (b)	90,003	627,321
Progress Software Corp. (b)	12,056	383,019
Quality Systems, Inc.	2,304	159,183
Quest Software, Inc. (a) (b)	20,843	314,104
Radiant Systems, Inc. (a) (b)	7,742	79,897
RSA Security, Inc. (b)	22,826	290,119
Saflink Corp.	1	1
ScanSoft, Inc. (a)	36,280	193,372
Schawk, Inc. (a)	3,219	64,348
SeaChange International, Inc. (a)	7,904	50,269
Secure Computing Corp. (a)	12,086	137,176
Serena Software, Inc. (a) (b)	8,957	178,513
Sonic Solutions, Inc. (a)	7,967	171,291
SPSS, Inc.	6,730	161,520
SS&C Technologies, Inc. (a)	5,991	219,510
TALX Corp.	6,732	220,742
The Ultimate Software Group, Inc. (b)	7,564	139,329
THQ, Inc. (a) (b)	18,343	391,073
TIBCO Software, Inc. (b)	69,682	582,542
Transaction Systems Architects, Inc. (Class A) (b)	13,394	373,023
Verifone Holdings, Inc.	8,244	165,787
Verint Systems, Inc. (a)	3,829	156,759
Verity, Inc. (b)	9,757	103,619
Wind River Systems, Inc. (a) (b)	22,271	287,964
Witness Systems, Inc. (a)	8,377	174,996

		13,384,239

Specialty Retail—3.3%
A.C. Moore Arts & Crafts, Inc. (a) (b)	4,205	80,652
Aaron Rents, Inc. (Class B) (a)	12,801	270,741
Aeropostale, Inc. (b)	18,468	392,445
America’s Car-Mart, Inc. (a)	4,087	73,321
Asbury Automotive Group, Inc. (a)	3,985	67,865
Big 5 Sporting Goods Corp. (a)	6,591	157,261
Blockbuster, Inc. (a)	61,306	291,203
Brookstone, Inc. (a)	6,538	130,368
Buckle, Inc.	3,295	111,931
Build-A-Bear-Workshop, Inc. (a)	2,752	61,370
Building Materials Holdings Corp. (a)	4,417	411,620
Burlington Coat Factory Warehouse Corp.	6,057	230,408
Cabelas, Inc. (a)	10,048	184,582
Cache, Inc.	4,177	63,616
Casual Male Retail Group, Inc. (a)	10,164	69,928
Cato Corp.	9,699	193,301
Charlotte Russe Holding, Inc. (b)	4,248	56,583

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-80

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Specialty Retail—(Continued)
Charming Shoppes, Inc. (a)	36,594	$390,458
Christopher & Banks Corp. (a)	11,991	166,315
Cost Plus, Inc. (b)	7,641	138,684
CSK Auto Corp.	14,942	222,337
Design Within Reach, Inc. (a)	4,076	36,806
Dress Barn, Inc. (a)	8,168	185,904
DSW, Inc.	3,628	76,914
Electronics Boutique Holding Corp. (a) (b)	3,536	222,202
Gamestop Corp.	14,636	415,516
Genesco, Inc. (a)	7,205	268,314
Group 1 Automotive, Inc. (b)	7,642	210,919
Guess?, Inc. (b)	4,996	107,064
Guitar Center, Inc. (a) (b)	8,639	476,959
Haverty Furniture Cos., Inc.	5,275	64,513
Hibbett Sporting Goods, Inc. (b)	11,336	252,215
Hot Topic, Inc. (a) (b)	13,967	214,533
Jo Ann Stores, Inc.	6,543	113,194
JoS. A. Bank Clothiers, Inc. (a)	4,389	189,693
Linens ‘N Things, Inc. (b)	15,869	423,702
Lithia Motors, Inc.	4,339	125,744
MarineMax, Inc. (a) (b)	3,841	97,907
Monro Muffler Brake, Inc.	3,183	83,617
Movie Gallery, Inc. (a)	7,744	80,460
New York & Co., Inc.	3,087	50,627
Pacific Sunwear of California, Inc. (b)	24,309	521,185
Payless Shoesource, Inc. (a) (b)	22,806	396,824
Pep Boys-Manny Moe & Jack (a)	18,411	254,808
PETCO Animal Supplies, Inc.	18,547	392,455
Pier 1 Imports, Inc. (a)	27,800	313,306
Rent-Way, Inc. (a)	11,995	82,406
Restoration Hardware, Inc. (a)	9,005	56,912
Rush Enterprises, Inc.	6,903	105,478
Select Comfort Corp. (a)	11,658	232,927
Sonic Automotive, Inc.	9,745	216,534
Stage Stores, Inc.	9,046	243,066
Stein Mart, Inc. (a)	9,522	193,297
TBC Corp.	6,663	229,807
The Bombay Co., Inc. (a)	11,157	49,202
The Children’s Place Retail Stores, Inc. (a) (b)	6,803	242,459
The Finish Line, Inc. (Class A)	13,612	198,599
The Gymboree Corp. (b)	9,692	132,199
The Sports Authority, Inc. (a) (b)	8,398	247,237
The Talbots, Inc. (a)	7,453	222,994
Too, Inc. (a)	12,243	335,825
Tractor Supply Co. (a) (b)	10,197	465,493
Trans World Entertainment Corp.	7,783	61,408
United Auto Group, Inc.	8,673	286,556
West Marine, Inc. (a) (b)	3,991	58,987
Wet Seal, Inc.	14,364	64,638
Zale Corp.	15,959	433,766

		13,500,160

Textiles, Apparel & Luxury Goods—0.9%
Brown Shoe Co., Inc.	6,358	209,814
Carter’s, Inc. (a) (b)	5,951	338,017
Charles & Colvard, Ltd. (a)	4,112	102,635

Security Description	Shares	Value

Textiles, Apparel & Luxury Goods—(Continued)
Cherokee, Inc.	2,327	$81,398
Deckers Outdoor Corp. (a)	3,013	72,493
DHB Industries, Inc. (a)	9,327	39,080
Ellis Perry International, Inc.	3,213	69,851
Fossil, Inc. (a) (b)	15,664	284,928
Hartmarx Corp. (a)	7,913	51,830
K-Swiss, Inc.	7,647	226,122
Kellwood Co. (a)	9,059	234,175
Kenneth Cole Productions, Inc. (a)	2,769	75,566
Movado Group, Inc.	6,074	113,705
Oxford Industries, Inc. (a)	4,440	200,333
Phillips-Van Heusen Corp.	10,288	319,134
Russell Corp. (a)	9,455	132,748
Skechers U. S. A., Inc.	6,446	105,521
Steven Madden, Ltd.	3,352	76,828
Stride Rite Corp.	13,783	176,698
The Warnaco Group, Inc. (b)	14,705	322,187
UniFirst Corp.	3,018	105,841
Wolverine World Wide, Inc.	19,941	419,758

		3,758,662

Thrifts & Mortgage Finance—1.9%
Accredited Home Lenders Holding Co. (a)	5,304	186,489
Anchor Bancorp Wisconsin, Inc. (a)	6,914	203,825
Bank United Corp. (c)	4,713	0
BankAtlantic Bancorp, Inc. (Class A) (a)	14,201	241,275
BankUnited Financial Corp. (b)	8,289	189,569
Brookline Bancorp, Inc. (a)	19,909	314,960
Charter Municipal Mortgage Acceptance Co. (a)	13,876	284,458
Coastal Financial Corp. (a)	4,717	70,849
Commercial Capital Bancorp, Inc. (a)	14,476	246,092
Commercial Federal Corp.	12,385	422,824
Dime Community Bancorp, Inc.	10,912	160,625
ECC Capital Corp. (a)	19,500	63,570
Federal Agricultural Mortage Corp. (a)	2,819	68,614
Fidelity Bankshares, Inc.	6,991	213,575
First Defiance Financial Corp.	2,429	66,627
First Niagara Financial Group, Inc. (a)	37,343	539,233
First Place Financial Corp. (a)	5,245	116,282
FirstFed Financial Corp. (a) (b)	6,033	324,636
Flagstar Bancorp, Inc. (a)	10,415	167,681
Flushing Financial Corp.	5,115	83,733
Franklin Bank Corp. (b)	6,748	108,980
Gladstone Capital Corp. (a)	3,939	88,824
Harbor Florida Bancshares, Inc. (a)	6,820	247,361
Horizon Financial Corp. (a)	3,556	78,232
ITLA Capital Corp.	1,943	101,988
Kearny Financial Corp. (a)	7,535	94,188
KNBT Bancorp.	9,880	153,832
MAF Bancorp, Inc.	10,444	428,204
Northwest Bancorp, Inc.	6,125	130,156
Oceanfirst Financial Corp.	2,840	68,558
Ocwen Financial Corp. (a)	13,008	90,276
Partners Trust Financial Group, Inc.	16,463	189,654
PFF Bancorp, Inc.	6,468	195,722
PHH Corp	16,972	466,051

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-81

Metropolitan Series Fund, Inc.

Russell 2000 Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Thrifts & Mortgage Finance—(Continued)

Provident Bancorp, Inc. (a)	15,103	$176,252
Provident Financial Services, Inc.	23,670	416,592
Sound Federal Bancorp, Inc.	3,887	64,952
Sterling Financial Corp. (Washington)	11,455	258,310
TierOne Corp.	7,148	188,064
United Community Financial Corp.	9,993	112,121
WSFS Financial Corp. (a)	2,138	125,907

		7,749,141

Tobacco—0.1%
Alliance One International, Inc. (a)	28,481	100,823
Universal Corp.	8,916	346,208
Vector Group, Ltd. (a)	9,336	186,804

		633,835

Trading Companies & Distributors—0.5%
Applied Industrial Technologies, Inc. (a)	9,084	325,934
Hughes Supply, Inc. (a)	21,393	697,412
Lawson Products, Inc.	1,405	51,592
NuCo2, Inc. (a) (b)	2,865	73,774
UAP Holdings Corp. (a) (b)	10,963	198,430
United Rentals, Inc. (a) (b)	21,786	429,402
Watsco, Inc.	7,183	381,489

		2,158,033

Water Utilities—0.2%
American State Water Co.	4,894	163,753
California Water Service Group	5,594	230,473
Middlesex Water Co. (a)	3,736	83,873
SJW Corp.	2,310	111,527
Southwest Water Co. (a)	5,513	79,939

		669,565

Wireless Telecommunication Services—0.4%
Atheros Communications (a)	11,480	112,045
Centennial Communications Corp.	7,173	107,452
Dobson Communications Corp. (a)	37,234	285,957
JAMDAT Mobile, Inc. (a) (b)	3,936	82,656
Novatel Wireless, Inc. (a) (b)	9,676	140,012
Price Communications Corp.	14,751	242,654
SBA Communications Corp. (b)	23,842	368,359
USA Mobility, Inc. (a)	8,939	241,174
Wireless Facilities, Inc. (b)	15,443	89,569

		1,669,878

Total Common Stock (Identified Cost $328,341,669)		398,237,108

Short Term Investments—3.8%
Security Description	Face Amount	Value

Discount Notes—3.8%
Federal Home Loan Bank 3.550%, 10/14/05	$2,425,000	$2,421,891
Federal Nationall Mortgage Association 3.510%, 10/12/05	13,350,000	13,335,914

Total Short Term Investments (Identified Cost $15,757,805)		15,757,805

Total Investments—100.1% (Identified Cost $344,099,474) (d)		413,994,913
Liabilities in excess of other assets		(223,839)

Total Net Assets—100%		$413,771,074

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $103,638,730 and the collateral received consisted of cash in the amount of $105,908,992 and securities with a market value of $45,067.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $359,471,229 and the composition of unrealized appreciation and depreciation of investment securities was $95,274,749 and $25,292,772, respectively.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/2005	Net Unrealized Appreciation
Russell 2000 Index Futures	12/15/2005	46	$15,371,755	$15,458,300	$86,545

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-82

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—99.1% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—2.4%
Armor Holdings, Inc. (a) (b)	25,700	$1,105,357
Ceradyne, Inc. (a)	31,900	1,170,092
Engineered Support Systems, Inc.	68,675	2,818,422
Herley Industries, Inc. (b)	17,800	331,614
Mercury Computer Systems, Inc. (b)	46,800	1,228,500
MTC Technologies, Inc. (a) (b)	56,200	1,797,276

		8,451,261

Air Freight & Logistics—1.3%
Forward Air Corp. (a)	32,100	1,182,564
UTI Worldwide, Inc. (a)	42,600	3,310,020

		4,492,584

Airlines—1.5%
AirTran Holdings, Inc. (a) (b)	42,300	535,518
Frontier Airlines, Inc. (a) (b)	85,500	836,190
SkyWest, Inc. (a)	142,700	3,827,214

		5,198,922

Auto Components—0.5%
Gentex Corp. (a)	94,500	1,644,300

Automobiles—0.2%
Thor Industries, Inc.	26,300	894,200

Beverages—0.1%
Boston Beer, Inc. (a) (b)	20,400	510,000

Biotechnology—5.0%
Abgenix, Inc. (a) (b)	47,100	597,228
Celgene Corp. (a) (b)	12,700	689,864
Cephalon, Inc. (a) (b)	12,173	565,071
Charles River Laboratories International, Inc. (b)	27,800	1,212,636
Digene Corp. (a) (b)	74,800	2,131,800
ICOS Corp. (a) (b)	16,800	464,016
Incyte Corp. (a) (b)	81,500	383,050
InKine Pharmaceutical Co., Inc. (b)	247,900	904,835
Invitrogen Corp. (b)	27,100	2,038,733
Martek Biosciences Corp. (a) (b)	37,200	1,306,836
Neurocrine Biosciences, Inc. (a) (b)	30,900	1,519,971
Protein Design Laboratories, Inc. (a) (b)	118,200	3,309,600
Techne Corp. (a) (b)	34,200	1,948,716
Vertex Pharmaceuticals, Inc. (b)	26,470	591,604

		17,663,960

Building Products—0.7%
Color Kinetics, Inc. (a) (b)	72,100	1,081,500
Interline Brands, Inc. (b)	8,800	184,888
Simpson Manufacturing, Inc. (a)	24,600	962,844
Trex Co., Inc. (a) (b)	18,800	451,200

		2,680,432

Capital Markets—2.0%
Affiliated Managers Group, Inc. (a) (b)	30,649	2,219,600
Eaton Vance Corp.	41,400	1,027,548

Security Description	Shares	Value

Capital Markets—(Continued)
Greenhill & Co., Inc. (a)	10,700	$446,083
Investors Financial Services Corp. (a)	28,300	931,070
Legg Mason, Inc.	9,749	1,069,368
Raymond James Financial, Inc.	42,700	1,371,524

		7,065,193

Chemicals—0.4%
Symyx Technologies, Inc. (b)	58,300	1,522,796

Commercial Banks—1.6%
Amegy Bancorporation, Inc. (a)	17,400	393,762
Boston Private Financial Holdings, Inc. (a)	51,000	1,353,540
East West Bancorp, Inc.	33,100	1,126,724
SVB Financial Group (b)	22,400	1,089,536
UCBH Holdings, Inc. (a)	90,800	1,663,456

		5,627,018

Commercial Services & Supplies—4.0%
ChoicePoint, Inc. (b)	48,133	2,077,902
Global Cash Access, Inc. (a) (b)	34,100	480,810
Heartland Payment Systems, Inc. (b)	6,500	155,090
Iron Mountain, Inc. (b)	41,775	1,533,142
Jackson Hewitt Tax Service, Inc.	23,100	552,321
Kenexa Corp. (a) (b)	17,200	215,344
Mine Safety Appliances Co. (a)	21,100	816,570
Navigant Consulting, Inc. (b)	36,800	705,088
Stericycle, Inc. (b)	36,400	2,080,260
The Corporate Executive Board Co.	53,500	4,171,930
Waste Connections, Inc. (b)	43,800	1,536,504

		14,324,961

Communications Equipment—2.2%
ADTRAN, Inc.	67,100	2,113,650
Anaren, Inc. (a) (b)	16,500	232,650
Avocent Corp. (b)	8,625	272,895
Inter-Tel, Inc. (a)	86,400	1,814,400
Plantronics, Inc. (a)	62,000	1,910,220
Polycom, Inc. (b)	39,993	646,687
Powerwave Technologies, Inc. (a) (b)	63,800	828,762

		7,819,264

Computers & Peripherals—1.5%
Avid Technology, Inc. (b)	79,420	3,287,988
Maxtor Corp. (a) (b)	70,200	308,880
SanDisk Corp. (b)	29,100	1,404,075
SBS Technologies, Inc. (b)	43,400	417,942

		5,418,885

Construction & Engineering—0.1%
Insituform Technologies, Inc. (a) (b)	29,000	501,410

Consumer Finance—0.2%
MoneyGram International, Inc.	30,500	662,155

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-83

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Diversified Consumer Services—2.3%
Apollo Group, Inc. (Class A) (b)	12,342	$819,385
Bright Horizons Family Solutions, Inc. (a) (b)	58,400	2,242,560
Corinthian Colleges, Inc. (a) (b)	46,900	622,363
Education Management Corp. (b)	79,500	2,563,080
ITT Educational Services, Inc. (b)	36,700	1,811,145

		8,058,533

Diversified Financial Services—0.2%
The First Marblehead Corp. (a)	23,500	596,900

Diversified Telecommunication Services—0.2%
UbiquiTel, Inc. (b)	76,100	665,114

Electrical Equipment—0.2%
II-VI, Inc. (b)	34,500	612,030

Electronic Equipment & Instruments—3.5%
Aeroflex, Inc. (b)	201,500	1,886,040
Cognex Corp. (a)	42,200	1,268,954
CyberOptics Corp. (b)	171,237	2,385,331
Daktronics, Inc. (a)	27,400	657,052
Dionex Corp. (b)	10,300	558,775
FLIR Systems, Inc. (b)	74,500	2,203,710
Orbotech, Ltd. (b)	37,700	943,254
ScanSource, Inc. (a) (b)	27,100	1,320,854
TTM Technologies, Inc. (a) (b)	158,800	1,135,420

		12,359,390

Energy Equipment & Services—3.6%
Atwood Oceanics, Inc. (b)	6,500	547,365
Cal Dive International, Inc. (a) (b)	45,100	2,859,791
FMC Technologies, Inc. (b)	20,900	880,099
Global Industries, Inc. (b)	47,500	700,150
Grey Wolf, Inc. (a) (b)	56,500	476,295
Helmerich & Payne, Inc.	12,000	724,680
Lone Star Technologies, Inc. (b)	3,800	211,242
National-Oilwell Varco, Inc. (b)	9,080	597,464
Oil States International, Inc. (b)	44,500	1,615,795
Patterson-UTI Energy, Inc.	53,600	1,933,888
Unit Corp. (b)	38,500	2,128,280

		12,675,049

Food & Staples Retailing—1.3%
SunOpta, Inc. (a) (b)	332,900	1,617,894
United Natural Foods, Inc. (b)	64,200	2,270,112
Whole Foods Market, Inc.	5,200	699,140

		4,587,146

Food Products—0.1%
Peet’s Coffee & Tea, Inc. (a) (b)	16,100	492,982

Health Care Equipment & Supplies—8.5%
Advanced Neuromodulation Systems, Inc. (a) (b)	34,200	1,623,132
ArthroCare Corp. (a) (b)	28,800	1,158,336
Aspect Medical Systems, Inc. (a) (b)	63,500	1,881,505
Computer Programs & Systems, Inc.	103,700	3,581,798

Security Description	Shares	Value

Health Care Equipment & Supplies—(Continued)
Cytyc Corp. (b)	56,500	$1,517,025
Dentsply International, Inc.	29,350	1,585,487
Gen-Probe, Inc. (b)	14,400	712,080
Hologic, Inc. (b)	21,700	1,253,175
ICU Medical, Inc. (a) (b)	50,900	1,463,884
IDEXX Laboratories, Inc. (b)	10,400	695,552
INAMED Corp. (b)	31,100	2,353,648
Integra LifeSciences Holdings (a) (b)	25,900	990,934
Kyphon, Inc. (a) (b)	23,900	1,050,166
Lifeline Systems, Inc. (b)	8,300	277,469
Mentor Corp. (a)	25,300	1,391,753
Merit Medical Systems, Inc. (b)	29,400	521,556
Respironics, Inc. (b)	85,000	3,585,300
STERIS Corp.	84,000	1,998,360
Thoratec Corp. (a) (b)	89,700	1,593,072
Varian, Inc. (b)	16,600	569,712
Wright Medical Group, Inc. (a) (b)	18,100	446,708

		30,250,652

Health Care Providers & Services—9.0%
Amedisys, Inc. (a) (b)	35,700	1,392,300
AmSurg Corp. (a) (b)	10,500	287,280
Community Health Systems, Inc. (b)	24,900	966,369
Coventry Health Care, Inc. (b)	36,450	3,135,429
DaVita, Inc. (b)	58,400	2,690,488
Gentiva Health Services, Inc. (a) (b)	52,000	942,240
Henry Schein, Inc. (b)	12,400	528,488
LCA-Vision, Inc.	13,600	504,832
LifePoint Hospitals, Inc. (b)	25,200	1,101,996
Manor Care, Inc.	23,800	914,158
Matria Healthcare, Inc. (a) (b)	30,149	1,138,125
Omnicare, Inc.	51,900	2,918,337
Patterson Cos., Inc. (a) (b)	27,900	1,116,837
Pharmaceutical Product Development, Inc. (b)	26,600	1,529,766
Priority Healthcare Corp. (Class B) (b)	20,700	576,702
Renal Care Group, Inc. (b)	24,900	1,178,268
Symbion, Inc. (a) (b)	63,700	1,647,919
The Advisory Board Co. (b)	81,700	4,251,668
Triad Hospitals, Inc. (b)	18,100	819,387
United Surgical Partners International, Inc. (b)	46,900	1,834,259
WellChoice, Inc. (b)	31,800	2,413,620

		31,888,468

Hotels, Restaurants & Leisure—3.8%
BJ’s Restaurants, Inc. (a) (b)	49,600	1,013,328
CEC Entertainment, Inc. (b)	36,350	1,154,476
International Speedway Corp. (Class A)	6,200	325,314
P.F. Chang’s China Bistro, Inc. (a) (b)	39,400	1,766,302
Rare Hospitality International, Inc. (b)	62,975	1,618,457
Shuffle Master, Inc. (a) (b)	38,250	1,010,948
Sonic Corp. (b)	47,575	1,301,176
Station Casinos, Inc.	50,800	3,371,088
The Cheesecake Factory, Inc. (a) (b)	29,749	929,359
WMS Industries, Inc. (a) (b)	40,300	1,133,639

		13,624,087

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-84

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Durables—1.3%
Harman International Industries, Inc.	7,400	$756,798
M.D.C. Holdings, Inc.	23,083	1,821,018
Toll Brothers, Inc. (b)	44,500	1,987,815

		4,565,631

Insurance—1.4%
Brown & Brown, Inc. (a)	19,100	949,079
Max Re Capital, Ltd.	44,900	1,113,071
RenaissanceRe Holdings, Ltd. (a)	17,000	743,410
StanCorp Financial Group, Inc.	16,800	1,414,560
Triad Guaranty, Inc. (b)	15,300	600,066

		4,820,186

Internet & Catalog Retail—1.0%
Coldwater Creek, Inc. (b)	72,600	1,830,972
drugstore.com, Inc. (a) (b)	128,400	475,080
Insight Enterprises, Inc. (b)	59,436	1,105,510

		3,411,562

Internet Software & Services—3.7%
Agile Software Corp. (a) (b)	145,800	1,045,386
Aptimus, Inc. (b)	44,600	622,170
Blue Coat Systems, Inc. (a) (b)	27,500	1,195,700
CNET Networks, Inc. (a) (b)	82,500	1,119,525
Digital Insight Corp. (b)	67,500	1,759,050
EarthLink, Inc. (a) (b)	20,100	215,070
F5 Networks, Inc. (b)	31,000	1,347,570
Jupitermedia Corp. (a) (b)	84,500	1,496,495
MatrixOne, Inc. (a) (b)	181,800	956,268
Motive, Inc. (a) (b)	74,700	473,598
RightNow Technologies, Inc. (a) (b)	85,300	1,255,616
SupportSoft, Inc. (b)	82,600	416,304
Websense, Inc. (b)	27,500	1,408,275

		13,311,027

IT Services—3.6%
CACI International, Inc. (Class A) (b)	29,300	1,775,580
Cognizant Technology Solutions Corp. (Class A) (b)	34,400	1,602,696
Global Payments, Inc.	24,460	1,901,031
Inforte Corp.	273,500	1,145,965
Resources Connection, Inc. (a) (b)	111,300	3,297,819
SI International, Inc. (b)	11,200	346,864
SRA International, Inc. (a) (b)	78,700	2,792,276

		12,862,231

Leisure Equipment & Products—0.7%
Marvel Entertainment, Inc. (a)	37,749	674,575
SCP Pool Corp.	54,225	1,894,079

		2,568,654

Machinery—1.4%
Actuant Corp.	41,800	1,956,240
Oshkosh Truck Corp.	68,600	2,960,776

		4,917,016

Security Description	Shares	Value

Media—2.1%
Cox Radio, Inc. (Class A) (b)	41,800	$635,360
Dolby Laboratories, Inc. (Class A) (b)	25,000	400,000
Entercom Communications Corp. (b)	22,900	723,411
Getty Images, Inc. (b)	24,500	2,107,980
Insight Communications, Inc. (b)	17,600	204,688
Radio One, Inc. (Class D) (b)	85,000	1,117,750
Regent Communications, Inc. (b)	81,900	430,794
Scholastic Corp. (b)	22,300	824,208
Spanish Broadcasting Systems, Inc. (a) (b)	64,100	460,238
Valassis Communications, Inc. (b)	12,500	487,250

		7,391,679

Metals & Mining—0.3%
Reliance Steel & Aluminum Co. (a)	8,500	449,905
Steel Dynamics, Inc. (a)	19,000	645,240

		1,095,145

Multiline Retail—0.2%
Fred’s, Inc. (a)	64,050	801,266

Office Electronics—0.6%
Zebra Technologies Corp. (Class A) (b)	50,842	1,987,414

Oil, Gas & Consumable Fuels—3.4%
Bill Barrett Corp. (a) (b)	44,700	1,645,854
Cabot Oil & Gas Corp.	45,000	2,272,950
Comstock Resources, Inc. (b)	94,000	3,084,140
Forest Oil Corp. (b)	25,500	1,328,550
Spinnaker Exploration Co. (b)	34,200	2,212,398
Stone Energy Corp. (a) (b)	22,700	1,385,608

		11,929,500

Pharmaceuticals—2.0%
Alkermes, Inc. (a) (b)	53,200	893,760
Amylin Pharmaceuticals, Inc. (a) (b)	22,600	786,254
Andrx Corp. (b)	18,300	282,369
Bradley Pharmaceuticals, Inc. (a) (b)	19,700	215,124
Medicis Pharmaceutical Corp. (Class A) (a)	60,500	1,969,880
Noven Pharmaceuticals, Inc. (a) (b)	71,600	1,002,400
Par Pharmaceutical Resources, Inc. (a) (b)	10,400	276,848
Taro Pharmaceutical Industries, Ltd. (a) (b)	23,600	607,228
The Medicines Co. (a) (b)	50,000	1,150,500

		7,184,363

Road & Rail—1.1%
Dollar Thrifty Automotive Group, Inc. (a) (b)	29,500	993,265
Old Dominion Freight Line, Inc. (b)	48,700	1,630,963
U.S. Xpress Enterprises, Inc. (a) (b)	32,900	383,614
Werner Enterprises, Inc. (a)	46,100	797,069

		3,804,911

Semiconductors & Semiconductor Equipment—5.1%
Advanced Energy Industries, Inc. (b)	128,400	1,381,584
AMIS Holdings, Inc. (a) (b)	40,700	482,702
ATMI, Inc. (a) (b)	25,600	793,600

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-85

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Semiconductors & Semiconductor Equipment—(Continued)
Axcelis Technologies, Inc. (b)	38,400	$200,448
Brooks Automation, Inc. (b)	16,800	223,944
Cohu, Inc.	38,100	901,065
Cymer, Inc. (a) (b)	46,000	1,440,720
Entegris, Inc. (b)	79,900	902,870
Exar Corp. (a) (b)	45,700	640,714
Integrated Device Technology, Inc. (b)	59,150	635,271
Integrated Silicon Solution, Inc. (a) (b)	94,300	792,120
Intersil Corp. (Class A)	76,864	1,674,098
Lattice Semiconductor Corp. (b)	60,600	259,368
Micrel, Inc. (b)	30,400	341,392
Microchip Technology, Inc.	7,350	221,382
OmniVision Technologies, Inc. (a) (b)	53,900	680,218
Pericom Semiconductor Corp. (a) (b)	52,400	463,216
Rudolph Technologies, Inc. (b)	18,700	251,889
Semtech Corp. (b)	53,600	882,792
Silicon Storage Technology, Inc. (a) (b)	90,200	485,276
Skyworks Solutions, Inc. (b)	41,200	289,224
Tessera Technologies, Inc. (b)	9,700	290,127
TriQuint Semiconductor, Inc. (a) (b)	62,920	221,479
Varian Semiconductor Equipment, Inc. (b)	41,800	1,771,066
Virage Logic Corp. (a) (b)	68,700	532,425
Zoran Corp. (a) (b)	94,691	1,354,081

		18,113,071

Software—5.9%
Activision, Inc. (b)	115,633	2,364,695
Actuate Corp. (b)	111,900	283,107
Borland Software Corp. (a) (b)	94,400	549,408
Cybersource Corp. (b)	49,200	323,736
FactSet Research Systems, Inc. (a)	32,100	1,131,204
Fair Isaac Corp. (a)	60,919	2,729,171
FileNET Corp. (b)	27,400	764,460
Hyperion Solutions Corp. (b)	52,075	2,533,449
Informatica Corp. (b)	90,800	1,091,416
Jack Henry & Associates, Inc.	41,700	808,980
Macromedia, Inc. (b)	33,600	1,366,512
Macrovision Corp. (b)	39,100	746,810
Mercury Interactive Corp. (b)	4,100	162,360
NAVTEQ, Inc. (b)	8,200	409,590
NetIQ Corp. (a) (b)	31,700	388,008
Open Solutions, Inc. (a) (b)	21,700	473,494
Packeteer, Inc. (a) (b)	79,100	992,705
Quest Software, Inc. (a) (b)	27,200	409,904
Radiant Systems, Inc. (a) (b)	66,550	686,796
Red Hat, Inc. (a) (b)	51,900	1,099,761
RSA Security, Inc. (a) (b)	37,200	472,812
Serena Software, Inc. (a) (b)	44,400	884,892
SkillSoft, Plc. (ADR) (a) (b)	32,800	150,224

		20,823,494

Specialty Retail—5.6%
A.C. Moore Arts & Crafts, Inc. (a) (b)	96,800	1,856,624
Christopher & Banks Corp. (a)	42,650	591,556
GameStop Corp. (Class A) (b)	27,700	871,719
Hibbett Sporting Goods, Inc. (b)	63,750	1,418,437

Security Description	Shares	Value

Specialty Retail—(Continued)
Hot Topic, Inc. (b)	62,900	$966,144
MarineMax, Inc. (a) (b)	45,000	1,147,050
Michaels Stores, Inc.	36,700	1,213,302
O’Reilly Automotive, Inc. (b)	94,200	2,654,556
Pacific Sunwear of California, Inc. (b)	79,055	1,694,939
PETsMART, Inc.	18,400	400,752
Ross Stores, Inc.	28,100	665,970
The Gymboree Corp. (b)	63,800	870,232
The Talbots, Inc. (a)	17,200	514,624
Tractor Supply Co. (a) (b)	25,200	1,150,380
Urban Outfitters, Inc. (a) (b)	75,800	2,228,520
West Marine, Inc. (a) (b)	12,000	177,360
Williams-Sonoma, Inc. (b)	25,800	989,430
Zumiez, Inc. (a) (b)	11,400	371,982

		19,783,577

Textiles, Apparel & Luxury Goods—1.1%
Fossil, Inc. (a) (b)	93,449	1,699,837
Quiksilver, Inc. (b)	101,000	1,459,450
The Timberland Co. (Class A) (b)	24,600	830,988

		3,990,275

Thrifts & Mortgage Finance—0.0%
IndyMac Bancorp, Inc.	3,900	154,362

Trading Companies & Distributors—0.4%
Hughes Supply, Inc.	40,500	1,320,300

Wireless Telecommunication Services—1.8%
Alamosa Holdings, Inc. (b)	12,200	208,742
JAMDAT Mobile, Inc. (a) (b)	24,900	522,900
Nextel Partners, Inc. (Class A) (a) (b)	138,900	3,486,390
NII Holdings, Inc. (Class B) (a) (b)	16,500	1,393,425
Novatel Wireless, Inc. (a) (b)	10,500	151,935
Wireless Facilities, Inc. (a) (b)	135,900	788,220

		6,551,612

Total Common Stock (Identified Cost $261,805,589)		351,674,968

Short Term Investments—2.0%

Mutual Funds—2.0%
T. Rowe Price Reserve Investment Fund 3.415%, 08/05/06	7,179,324	7,179,324

Total Short Term Investments (Identified Cost $7,179,324)		7,179,324

Total Investments—101.1% (Identified Cost $268,984,913) (c)		358,854,292
Liabilities in excess of other assets		(3,827,885)

Total Net Assets—100%		$355,026,407

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-86

Metropolitan Series Fund, Inc.

T. Rowe Price Small Cap Growth Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $88,688,995 and the collateral received consisted of cash in the amount of $90,533,974.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $268,984,913 and the composition of unrealized appreciation and depreciation of investment securities was $115,391,032 and $25,521,653, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-87

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—99.1% of Total Net Assets

Security Description	Shares	Value

Belgium—0.2%
KBC Bancassurance Holding NV	9,900	$804,814

Brazil—2.1%
Banco Bradesco S.A. (ADR) (a)	60,700	2,969,444
Unibanco-Uniao de Banco Brasileiros S.A. (GDR) (a)	89,400	4,702,440
Votorantim Celulose Papel S.A. (ADR) (a)	200,350	2,684,690

		10,356,574

Canada—0.4%
ACE Aviation Holdings, Inc. (b)	33,700	1,030,782
NOVA Chemicals Corp.	15,400	566,720
NOVA Chemicals Corp. (Toronto)	6,300	231,987

		1,829,489

Cayman Islands—0.6%
Foxconn International Holdings, Ltd.	1,835,000	1,991,471
Global Bio Chemistry Technology, Inc.	474,000	215,772
The 9, Ltd. (ADR) (a)	45,400	857,606

		3,064,849

Denmark—1.0%
Danske Bank A/S	48,710	1,495,475
GN Store Nord A/S	123,300	1,634,027
Vestas Wind Systems A/S	69,200	1,677,521

		4,807,023

Finland—2.4%
Fortum Oyj	76,400	1,538,040
Neste Oil, Oyj (b)	52,300	1,940,111
Nokia Corp. (ADR)	485,304	8,206,491

		11,684,642

France—12.6%
Accor S.A.	46,500	2,357,589
Air Liquide S.A.	10,400	1,921,831
AXA S.A.	180,200	4,968,817
AXA S.A. (ADR) (a)	22,200	611,166
Bacou-Dalloz	6,446	627,996
BNP Paribas S.A.	61,273	4,675,411
CNP Assurances S.A.	41,500	2,792,896
Eiffage S.A.	14,567	1,368,206
Fimalac S.A.	27,600	1,497,175
France Telecom S.A. (ADR) (a)	138,893	3,993,174
Lagardere S.C.A.	40,600	2,898,522
Nexity	44,600	2,255,996
NRJ Groupe	77,800	1,692,788
Orpea (b)	29,046	1,719,367
Pernod Ricard S.A.	2,900	514,168
Pinault-Printemps-Redoute S.A.	12,971	1,369,043
Sanef, Inc.	32,400	2,027,277
Sanofi-Aventis (ADR)	67,000	2,783,850
Suez S.A.	27,655	803,389
Total S.A.	40,551	11,065,006

Security Description	Shares	Value

France—(Continued)
Total S.A. (ADR) (a)	25,900	$3,517,738
Vivendi Universal S.A. (ADR)	196,000	6,415,080

		61,876,485

Germany—12.4%
Aareal Bank AG	12,450	409,593
Adidas-Salomon AG	5,000	872,299
Allianz AG	67,329	9,123,412
Axel Springer AG	868	109,225
Bayer AG	55,100	2,027,596
Bayer AG (ADR)	58,800	2,163,840
Bilfinger & Berger Bau AG	47,900	2,576,949
DAB Bank AG	147,910	1,190,096
DaimlerChrysler AG (a)	48,100	2,555,072
Deutsche Post AG	28,600	671,413
Deutsche Telekom AG (ADR) (a)	353,700	6,451,488
E.ON AG	35,500	3,274,890
E.ON AG (ADR) (a)	45,400	1,396,050
Epcos AG	50,400	660,936
Heidelberger Druckmaschinen AG	45,500	1,565,182
Hochtief AG	89,343	4,002,994
Hypo Real Estate Holding AG	95,008	4,820,405
Interhyp AG	2,800	173,032
IWKA Group AG	42,200	1,057,195
K&S AG	36,300	2,572,156
MAN AG	30,455	1,568,443
Metro AG	41,900	2,071,062
Münchener Rückversicherungs-Gesellschaft AG	19,100	2,188,600
RWE AG	29,481	1,957,532
SAP AG (ADR) (a)	50,300	2,179,499
SGL Carbon AG	24,600	366,847
SolarWorld AG	14,600	2,187,939
United Internet AG	28,947	941,301

		61,135,046

Greece—0.3%
OPAP S.A.	53,630	1,671,960

Hong Kong—0.8%
ASM Pacific Technology, Ltd.	41,000	198,935
Cheung Kong Holdings, Ltd.	51,000	575,897
Hutchison Whampoa, Ltd.	77,000	798,830
The Wharf Holdings, Ltd.	655,000	2,570,369

		4,144,031

Ireland—0.8%
Allied Irish Banks, Plc.	107,137	2,287,670
C & C Group, Plc.	267,186	1,566,355

		3,854,025

Israel—0.4%
Bank Hapoalim B.M.	277,500	1,084,462
Bank Leumi Le Israel	326,900	1,096,066

		2,180,528

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-88

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—4.8%
Banca Intesa S.p.A.- RNC	923,998	$4,034,751
Banche Popolari Unite S.c.ar.l.	95,300	1,941,567
Banco Popolare di Verona e Novara S.c.ar.l.	109,600	2,073,717
Buzzi Unicem S.p.A.	33,000	362,795
Campari	164,370	1,237,411
Eni S.p.A. (ADR) (a)	33,100	4,902,110
Lottomatica S.p.A.	39,400	1,501,459
Mediobanca S.p.A.	84,100	1,661,073
Telecom Italia S.p.A.-RNC	1,136,200	3,173,534
UniCredito Italiano S.p.A.	332,000	1,878,505
UniCredito Italiano S.p.A. (ADR)	98,100	611,228

		23,378,150

Japan—22.5%
Aoyama Trading Co., Ltd.	63,400	1,789,434
Asahi Breweries, Ltd.	108,900	1,385,763
Asics Corp.	94,000	799,767
Bank of Nagoya	163,000	1,101,531
Canon, Inc.	47,700	2,591,221
Circle K Sunkus Co., Ltd.	45,500	1,093,077
Credit Saison Co., Ltd.	76,200	3,351,112
Daihatsu Motor Co., Ltd.	148,000	1,501,480
Daiwa Securities Group, Inc.	353,000	2,786,971
Don Quijote Co., Ltd.	17,300	1,116,905
E Trade Securities	494	2,201,359
East Japan Railway Co.	411	2,359,288
FamilyMart Co., Ltd.	41,700	1,260,129
Hokugin Financial Group, Inc.	323,900	1,231,887
Honda Motor Co., Ltd.	17,600	998,350
JAFCO Co., Ltd.	26,900	1,781,095
JSR Corp.	85,100	1,776,576
Juroku Bank	174,000	1,128,686
Kayaba Industry Co., Ltd.	154,000	641,402
Matsushita Electric Industrial Co., Ltd.	145,000	2,481,010
Millea Holdings, Inc.	82	1,328,292
Mitsubishi Estate Co., Ltd.	67,000	927,417
Mitsubishi Securities	129,000	1,457,845
Mitsubishi Tokyo Financial Group, Inc.	104	1,375,786
Mitsui Fudosan Co., Ltd.	122,000	1,853,524
Mitsui Trust Holdings, Inc.	191,000	2,645,371
Mizuho Financial Group, Inc.	241	1,549,102
Murata Manufacturing Co., Ltd.	10,000	562,180
Nikko Cordial Corp.	386,000	4,520,604
Nikon Corp.	80,000	1,013,920
Nippon Chemi-Con Corp.	336,000	1,917,414
Nippon Electronic, Inc.	104,200	1,887,157
Nippon Oil Corp.	114,000	1,004,986
Nitori Co., Ltd.	19,800	1,668,042
Nitto Denko Corp.	42,900	2,425,600
Nomura Holdings, Inc.	203,000	3,160,504
NTT Urban Development	194	1,004,649
Obayashi Corp.	89,000	619,997
Okamura Corp.	103,000	825,495
Omc Card, Inc.	18,000	298,402
Oracle Corp.	9,700	427,263
ORIX Corp.	11,700	2,128,994

Security Description	Shares	Value

Japan—(Continued)
Ricoh Co., Ltd.	109,000	$1,708,754
Sanken Electric Co., Ltd.	132,000	1,528,280
Seven & I Holdings Co., Ltd.	47,400	1,573,097
SFCG Co., Ltd.	12,050	3,119,300
Shimizu Corp.	351,000	2,321,729
Sompo Japan Insurance, Inc.	58,000	767,615
Sumitomo Electric Industries, Ltd.	262,000	3,558,552
Sumitomo Forestry Co., Ltd.	175,000	1,776,594
Sumitomo Mitsui Financial Group, Inc.	697	6,631,662
Sumitomo Osaka Cement Co., Ltd.	686,000	2,206,070
T&D Holdings, Inc.	35,050	2,105,989
Taiheiyo Cement Corp.	313,000	1,178,330
Takara Holdings, Inc.	43,000	272,262
Takefuji Corp.	10,620	834,513
The Nishi-Nippon Bank, Ltd.	260,000	1,303,296
Tokuyama Corp.	213,000	2,093,230
Tokyo Electron, Ltd.	65,700	3,513,709
Tokyo Tomin Bank	37,700	1,239,143
Toyo Ink Manufacturing Co., Ltd.	172,000	762,860
Toyoda Machine Works. Ltd.	77,000	865,813
Victor Co. of Japan	218,800	1,356,224
Yamanouchi Pharmaceutical Co., Ltd.	51,000	1,922,998

		110,619,607

Luxembourg—1.6%
SES Global (FDR)	210,761	3,313,184
Stolt-Nielsen S.A. (ADR) (a)	118,700	4,757,615

		8,070,799

Mexico—0.3%
Fomento Economico Mexicano S.A. de C.V. (ADR) (a)	19,500	1,363,440

Netherlands—4.6%
ASM International NV (a)	85,700	1,209,227
ASML Holding NV (b)	232,100	3,831,971
Axalto	31,500	1,159,850
ING Groep NV	132,492	3,962,894
Koninklijke Ahold NV (ADR) (a)	246,300	1,869,417
Koninklijke Numico NV	27,000	1,186,015
Koninklijke Philips Electronics NV (ADR) (a)	101,300	2,702,684
Koninklijke Wessanen NV	133,668	2,286,754
Reed Elsevier NV	23,500	325,445
Reed Elsevier NV (ADR) (a)	72,200	1,996,330
VNU NV	67,025	2,114,429

		22,645,016

Netherlands Antilles—0.3%
Schlumberger, Ltd. (a)	14,800	1,248,824

New Zealand—0.1%
Warehouse Group, Ltd.	197,464	534,238

Norway—0.8%
DnB NOR ASA	128,800	1,331,318
Fred Olsen Energy ASA	41,500	1,306,036

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-89

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Norway—(Continued)
Odfjell ASA (Series A)	2,450	$54,418
Odfjell ASA (Series B)	59,000	1,200,324

		3,892,096

Portugal—0.6%
Brisa-Auto Estradas de Portugal S.A.	161,200	1,397,925
Impresa S.A.	231,400	1,452,271

		2,850,196

Russia—0.6%
AFK Sistema (144A) (GDR)	73,900	1,810,550
NovaTek OAO (GDR)	9,000	215,100
NovaTek OAO (GDR) (144A)	28,534	670,549

		2,696,199

Singapore—0.3%
STATS ChipPAC, Ltd. (ADR) (a)	257,500	1,617,100

South Africa—1.3%
Edgar’s Consolidation Store	220,000	1,100,172
FirstRand	275,900	736,486
Massmart Holdings, Ltd.	85,545	728,150
Standard Bank, Ltd.	136,300	1,501,847
Steinhoff International Holdings, Inc.	807,100	2,504,208

		6,570,863

South Korea—2.2%
Daewood Shipbuliding & Marine Engineering Co., Ltd.	52,630	1,190,896
Hyundai Heavy Industries Co., Ltd.	15,820	1,178,518
Hyundai Mipo Dock Yard Co., Ltd.	12,190	877,609
Kookmin Bank	31,290	1,852,646
LG Electronics, Inc.	16,520	1,111,139
LG.Philips LCD Co., Ltd. (ADR) (a)	29,400	604,464
Samsung Electronics Co., Ltd.	2,095	1,187,615
Shinhan Financial Group Co., Ltd.	85,220	2,985,376

		10,988,263

Spain—1.0%
Antena 3 TV	67,744	1,232,608
Gestevision Telecino S.A.	37,870	795,186
Telefonica S.A. (ADR)	59,367	2,927,980

		4,955,774

Sweden—2.0%
Eniro AB	188,600	2,210,044
Gambro AB (Class A)	143,650	2,184,100
OM HEX AB	117,800	1,459,570
Securitas AB	79,200	1,229,982
Telefonakitebolaget LM Ericsson (ADR) (a)	78,100	2,877,204

		9,960,900

Switzerland—9.0%
ABB, Ltd.	398,271	2,928,547
Actelion, Ltd.	17,852	1,933,029

Security Description	Shares	Value

Switzerland—(Continued)
Clariant AG	24,524	$354,319
Compagnie Financière Richemont AG	79,394	3,158,178
Credit Suisse Group	42,771	1,903,072
Nestle S.A.	20,046	5,898,562
Novartis AG	155,702	7,934,357
Novartis AG (ADR)	46,800	2,386,800
Phonak Holding AG	59,689	2,570,224
Roche Holding AG	64,594	9,016,555
Syngenta AG (ADR)	60,300	1,266,300
Synthes, Inc. (b)	25,879	3,041,269
UBS AG	22,115	1,888,952

		44,280,164

Taiwan—1.7%
Acer, Inc.	251,840	502,156
Advanced Semicondtuctor, Inc.	3,041,150	2,060,943
Chi Mei Optoelectro Co.	1,165,954	1,292,088
Compal Electronics, Inc.	867,000	858,547
Siliconware Precision Co.	411,192	420,689
Taiwan Semiconductor Manufacturing Co., Ltd.	35,897	57,806
United Microelectronics Corp.	3,284,999	2,120,648
United Microelectronics Corp. (ADR) (a)	332,752	1,197,907

		8,510,784

Thailand—0.1%
Thai, Oil, Plc.	190,700	348,459

United Kingdom—10.0%
3i Group, Plc.	136,897	1,901,034
BAE Systems, Plc.	608,391	3,700,997
BP, Plc. (ADR) (a)	178,700	12,660,895
Capita Group, Plc.	234,700	1,566,296
EMI Group, Plc.	280,500	1,209,152
Group for Securicor, Inc.	726,000	1,946,197
HSBC Holdings, Plc.	319,000	5,196,034
Prudential, Plc.	156,200	1,425,687
Rank Group, Plc.	311,693	1,647,915
Royal Dutch Shell (B Shares)	27,078	938,089
Serco Group, Plc.	330,000	1,498,465
Smiths Group, Plc.	96,100	1,631,847
Unilever, Plc. (ADR) (a)	97,900	4,133,338
Vodafone Group, Plc.	3,777,710	9,869,452

		49,325,398

United States—1.3%
Advanced Energy Industries, Inc. (a) (b)	19,100	205,516
Affiliated Computer Services, Inc. (Class A) (a) (b)	22,000	1,201,200
Halliburton Co.	16,700	1,144,284
News Corp., Inc. (a)	124,470	2,053,755
Wyeth	42,900	1,984,983

		6,589,738

Total Common Stock (Identified Cost $405,642,978)		487,855,474

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-90

Metropolitan Series Fund, Inc.

FI International Stock Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Preferred Stock—0.5%

Security Description	Shares	Value

Brazil—0.3%
Usiminas S.A.	57,600	$1,350,549

Germany—0.2%
Fresenius Medical Care AG	8,600	1,196,605

Total Preferred Stock (Identified Cost $1,994,708)		2,547,154

Short Term Investments—0.4%
Security Description	Face Amount	Value

United States—0.4%
State Street Corp. Repurchase Agreement dated 09/30/05 at 1.20% to be repurchased at $1,955,196 on 10/03/05, collateralized by $2,040,000 U.S. Treasury Note 3.625% due 07/15/06 with a value of $2,017,050	$1,955,000	1,955,000

Total Short Term Investments (Identified Cost $1,955,000)		1,955,000

Total Investments—100.0% (Identified Cost $409,592,686) (c)		492,357,628
Liabilities in excess of other assets		(239,449)

Total Net Assets—100%		$492,118,179

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $87,858,043 and the collateral received consisted of cash in the amount of $91,500,957.
(b)	Non-Income Producing.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $409,592,686 and the composition of unrealized appreciation and depreciation of investment securities was $87,461,080 and $4,696,138, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $2,481,099, which is 0.5% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(FDR)—	Fudiciary Depository Receipt
(GDR)—	Global Depository Receipt.

Ten Largest Industries as of September 30, 2005	Percentage of Total Net Assets
1 Commercial Banks	10.9%
2 Oil, Gas & Consumable Fuels	7.9%
3 Diversified Financial Services	6.6%
4 Pharmaceuticals	5.7%
5 Media	5.2%
6 Insurance	5.1%
7 Diversified Telecommunication Services	3.9%
8 Semiconductors & Semiconductor Equipment	3.9%
9 Chemicals	3.7%
10 Food Products	3.1%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-91

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—99.8% of Total Net Assets

Security Description	Shares	Value

Australia—5.3%
Alinta, Ltd.	11,816	$107,242
Alumina, Ltd.	47,773	223,563
Amcor, Ltd.	44,742	230,029
AMP, Ltd.	82,208	468,559
Ansell, Ltd.	1	9
Aristocrat Leisure, Ltd. (a)	18,360	166,885
Australia & New Zealand Banking Group, Ltd.	79,055	1,449,296
Australia Gas & Light Co., Ltd.	21,537	244,362
Australian Stock Exchange, Ltd. (a)	4,340	89,927
AXA Asia Pacific Holdings, Ltd.	39,352	146,166
Babcock & Brown, Ltd.	7,537	122,633
BHP Billiton, Ltd.	154,680	2,644,854
BlueScope Steel, Ltd. (a)	29,000	212,261
Boral, Ltd.	26,326	162,512
Brambles Industries, Ltd. (a)	43,436	294,622
Caltex Australia	6,631	103,560
Centro Properties Group	32,700	149,758
CFS Gandel Retail Trust	100,244	138,466
Coca-Cola Amatil, Ltd.	24,265	146,704
Cochlear, Ltd.	2,300	68,895
Coles Myer, Ltd.	48,402	379,694
Commonwealth Bank of Australia	55,143	1,618,701
Computershare, Ltd.	16,060	81,362
CSL, Ltd.	8,128	238,980
CSR, Ltd.	61,958	146,743
DB RREEF Trust	98,329	103,031
Foster’s Group, Ltd.	89,550	399,138
Futuris Corp., Ltd.	1	2
General Property Trust	81,936	244,650
Insurance Australia Group, Ltd. (a)	77,348	322,601
Investa Property Group	66,456	106,117
James Hardie Industries NV	27,250	186,368
John Fairfax Holdings, Ltd.	42,720	148,475
Leighton Holdings, Ltd.	6,847	77,856
Lend Lease Corp., Ltd.	15,118	161,764
Lion Nathan, Ltd. (a)	20,419	130,895
luka Resources, Ltd.	11,758	76,321
Macquarie Airports	30,135	75,691
Macquarie Bank, Ltd.	9,860	569,345
Macquarie Communications Infrastructure Group	15,865	71,876
Macquarie Goodman Co.	62,824	203,588
Macquarie Infrastructure Group	93,457	286,816
Mayne Group, Ltd.	27,102	111,419
Mirvac Group (a)	35,667	110,231
Multiplex Group	30,696	71,416
National Australia Bank, Ltd.	67,434	1,698,780
Newcrest Mining, Ltd. (a)	16,271	259,767
Orica, Ltd.	12,587	202,371
Origin Energy, Ltd.	40,383	224,990
Patrick Corp., Ltd. (a)	36,238	190,795
Perpetual Trustees Australia, Ltd. (a)	1,660	85,895
Publishing & Broadcasting, Ltd. (a)	5,684	71,686
Qantas Airways (a)	36,314	93,777
QBE Insurance Group, Ltd.	33,138	474,636
Rinker Group, Ltd.	44,300	563,911
Rio Tinto, Ltd. (a)	13,419	603,671
Santos, Ltd.	26,929	256,445

Security Description	Shares	Value

Australia—(Continued)
Sonic Healthcare, Ltd.	11,475	$136,181
Stockland	56,289	264,642
Suncorp-Metway, Ltd. (a)	22,444	337,922
TABCORP Holdings, Ltd. (a)	23,353	308,198
Telstra Corp., Ltd. (a)	88,784	276,705
Toll Holdings, Ltd. (a)	10,122	107,504
Transurban Group (a)	32,744	180,463
Wesfarmers, Ltd.	16,547	507,516
Westfield Group (a)	63,475	814,549
Westpac Banking Corp.	77,937	1,257,472
Woodside Petroleum, Ltd.	19,777	540,933
Woolworths, Ltd. (a)	45,427	577,312

		23,129,504

Austria—0.4%
Bank Austria Creditanstalt AG	1,745	195,682
Boehler-Uddeholm AG	579	97,743
Erste Bank der oesterreichischen Sparkassen AG	6,035	324,008
IMMOFINANZ Immobilien Anlagen AG	14,515	141,061
OMV AG	7,170	427,977
Telekom Austria AG	14,882	297,135
Verbund-Oesterreichische Elektrizitaetswirtschafts AG	536	188,753
Voestalpine AG	1,121	98,942
Wienerberger AG	3,825	151,303

		1,922,604

Belgium—1.2%
AGFA-Gevaert NV (a)	4,172	100,919
Belgacom S.A.	8,360	284,521
Colruyt S.A.	850	110,878
Delhaize Group, Plc.	3,500	207,722
Dexia S.A.	24,396	551,181
Electrabel S.A.	1,218	612,998
Fortis Banque S.A. (c)	5	0
Fortis S.A. (a)	50,928	1,482,050
Groupe Bruxelles Lambert S.A.	2,884	282,661
InBev NV	8,674	344,369
KBC Bancassurance Holding NV (a)	8,478	689,128
Mobistar S.A. (a)	1,299	107,157
Solvay S.A.	2,727	318,241
UCB S.A.	3,879	205,554
Umicore S.A.	1,128	123,464

		5,420,843

Bermuda—0.0%
Cheung Kong Infrastructure Holdings, Ltd.	23,000	76,884
Shangri-La Asia, Ltd.	52,000	84,217

		161,101

Cayman Islands—0.0%
Hutchison Tellecommunications	70,000	101,576

Denmark—0.8%
AP Moller-Maersk A/S	52	532,783
Carlsberg A/S (Class B)	1,550	90,959

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-92

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Denmark—(Continued)
Coloplast (a)	2,000	$122,229
Danisco A/S	2,100	141,994
Danske Bank A/S	19,300	592,483
DSV A/S	1,100	117,371
GN Store Nord A/S (a)	13,000	172,265
H. Lundbeck A/S (a)	4,900	124,965
Novo Nordisk A/S	10,275	509,983
Novozymes A/S (Series B)	2,315	119,721
Ostasiatiske Kompagni	1,050	78,156
TDC A/S	8,538	461,334
Topdanmark A/S	900	71,895
Vestas Wind Systems A/S (a)	6,700	162,403

		3,298,541

Finland—1.4%
Elisa Oyj	6,650	115,352
Fortum Oyj	19,500	392,514
Kesko Oyj	3,500	97,376
Kone Oyj	1,900	129,476
Metso Oyj (a)	4,832	123,088
Neste Oil, Oyj (b)	5,875	217,911
Nokia Oyj	191,800	3,243,436
Nokian Renkaat Oyj	4,900	116,571
Orion-Yhtyma Oyj (Class B)	3,500	78,310
Outokumpu Oyj (a)	4,300	57,583
Rautaruukki, Oyj	4,200	82,488
Sampo Oyj	19,500	310,732
Stora Enso Oyj	26,300	363,615
Tietoenator Oyj	4,080	137,532
UPM-Kymmene Oyj (a)	21,800	438,378
Wartsila Oyj	3,251	103,941
Yit Yhtyma Oyj	2,950	125,611

		6,133,914

France—9.1%
Accor S.A. (a)	8,527	432,272
Air France S.A. (a)	4,923	82,783
Air Liquide S.A. (a)	4,907	906,659
Alcatel S.A. (a)	52,252	699,667
Alstom (a)	5,491	261,863
Atos Origin S.A.	2,917	207,190
Autoroutes du Sud de la France S.A. (a)	2,708	157,320
Autoroutes Paris (a)	1,415	95,438
AXA S.A. (a)	62,817	1,731,895
BNP Paribas S.A. (a)	34,255	2,613,489
Bouygues S.A. (a)	9,508	443,561
Business Objects S.A.	2,531	88,425
Cap Gemini S.A. (a)	5,888	229,973
Carrefour S.A.	24,165	1,116,530
Casino Guichard-Perrachon S.A. (a)	1,385	98,569
CNP Assurances S.A. (a)	1,213	81,623
Compagnie de Saint-Gobain S.A. (a)	13,215	763,206
Compagnie Générale des Etablissements Michelin (Class B)	6,187	365,077
Credit Agricole S.A. (a)	25,452	749,781
Dassault Systemes S.A. (a)	3,191	165,582

Security Description	Shares	Value

France—(Continued)
Essilor International S.A. (a)	4,014	$333,594
Euronext NV	3,546	156,622
France Telecom S.A.	69,126	1,993,434
Groupe Danone (a)	10,303	1,121,628
Hermes International S.C.A.	324	76,829
Imerys S.A. (a)	1,108	82,525
Klepierre S.A. (a)	1,393	140,248
L’Oreal S.A. (a)	13,007	1,012,710
Lafarge S.A. (a)	7,362	650,824
Lagardere S.C.A. (a)	4,929	351,848
LVMH Moet Hennessy Louis Vuitton S.A. (a)	10,320	854,300
Neopost S.A.	1,324	128,786
Pagesjaunes Groupe	5,214	142,886
Pernod Ricard S.A. (a)	3,042	539,277
Peugoet S.A. (a)	6,652	453,773
Pinault-Printemps-Redoute S.A. (a)	3,195	337,179
Publicis Groupe (a)	6,168	197,056
Renault S.A. (a)	7,859	747,276
Sagem S.A.	6,773	146,780
Sanofi-Aventis (a)	45,503	3,776,259
Schneider Electric S.A. (a)	9,740	772,201
Scor	29,144	59,793
Societe Television Francaise 1 S.A. (a)	4,636	123,427
Société BIC S.A.	1,148	68,175
Société Générale (a)	14,976	1,716,416
Sodexho Alliance S.A. (a)	5,334	202,198
STMicroelectronics NV (a)	26,216	453,237
Suez S.A. (a)	35,137	1,020,617
Technip S.A. (a)	3,935	234,490
Thales S.A. (a)	3,003	139,981
Thomson S.A. (a)	10,757	224,492
Total S.A. (a)	24,563	6,701,585
Unibail S.A. (a)	1,978	288,224
Valeo S.A. (a)	2,738	114,229
Veolia Environnement S.A. (a)	13,140	556,812
Vinci (a)	7,093	613,142
Vivendi Universal S.A.	46,127	1,512,039
Zodiac S.A.	1,406	83,248

		39,419,043

Germany—6.5%
Adidas-Salomon AG (a)	2,066	360,389
Allianz AG (a)	15,822	2,143,693
Altana AG (a)	2,783	156,219
BASF AG	23,364	1,761,693
Bayer AG	28,459	1,047,118
Bayerishe Hypo-und Vereinsbank AG	23,472	663,623
Beiersdorf AG (a)	653	75,190
Celesio AG	2,068	181,669
Commerzbank AG	20,930	573,032
Continental AG	5,723	471,717
DaimlerChrysler AG	39,352	2,095,805
Depfa Bank, Plc.	14,333	230,693
Deutsche Bank AG (a)	20,984	1,969,726
Deutsche Boerse AG (a)	4,460	427,744
Deutsche Lufthansa AG (a)	9,290	123,790

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-93

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Germany—(Continued)
Deutsche Post AG (a)	26,553	$623,280
Deutsche Telekom AG	117,628	2,147,613
E.ON AG	26,841	2,475,786
Fresenius Medical Care AG (a)	1,889	172,589
Heidelberger Druckmaschinen AG	2,301	79,144
Hochtief AG	2,617	117,240
Hypo Real Estate Holding AG	6,570	333,300
Infineon Technologies AG	31,404	310,027
IVG Immobilen AG	3,227	66,880
Linde AG (a)	3,930	290,660
MAN AG (a)	5,766	296,914
Merck KGaA (a)	2,490	210,537
Metro AG (a)	6,117	302,318
Münchener Rückversicherungs-Gesellschaft AG	7,960	911,994
Premiere AG (a)	2,010	56,627
Puma AG (a)	696	189,546
Qiagen NV (a)	4,617	59,888
RWE AG	18,103	1,201,886
SAP AG	9,528	1,652,476
Schering AG	7,211	458,005
Siemens AG	34,558	2,671,337
ThyssenKrupp AG (a)	15,177	318,095
TUI AG (a)	6,275	134,298
Volkswagen AG (a)	10,101	624,110
Wincor Nixdorf AG	730	66,141

		28,052,792

Greece—0.6%
Alpha Bank A.E.	14,212	402,794
Coca-Cola Hellenic Bottling Co. S.A.	5,100	148,629
Commercial Bank of Greece	3,288	96,419
COSMOTE Mobile Telecommunications S.A.	8,880	176,031
EFG Eurobank Ergasias S.A.	8,560	265,045
Hellenic Telecommunications Organization S.A.	11,510	230,156
National Bank of Greece S.A.	12,345	491,377
OPAP S.A.	10,390	323,877
Piraeus Bank S.A.	8,250	173,417
Public Power Corp.	4,890	107,798
Titan Cement Co. S.A.	3,060	101,988

		2,517,531

Hong Kong—1.6%
Bank of East Asia, Ltd.	60,400	176,940
BOC Hong Kong Holdings, Ltd. (a)	173,500	348,078
Cathay Pacific Airways, Ltd. (a)	54,000	96,162
Cheung Kong Holdings, Ltd.	66,000	745,202
CLP Holdings, Ltd.	79,600	474,504
Esprit Holdings, Ltd.	42,000	314,757
Hang Lung Properties, Ltd.	85,000	135,220
Hang Seng Bank, Ltd.	33,700	452,716
Henderson Land Development Co.	32,000	160,265
Hong Kong & China Gas Co., Ltd.	153,046	315,925
Hong Kong Electric Co., Ltd	59,000	291,879
Hong Kong Exchanges & Clearing, Ltd.	46,000	158,058
Hopewell Holdings, Ltd.	46,000	121,877
Hutchison Whampoa, Ltd.	93,000	964,720

Security Description	Shares	Value

Hong Kong—(Continued)
Hysan Development Co., Ltd.	33,000	$82,524
Li & Fung, Ltd.	88,000	204,273
MTR Corp. (a)	84,000	175,127
New World Development Co., Ltd.	136,000	179,467
PCCW, Ltd. (a)	151,340	98,684
Sino Land Co. (a)	80,000	97,141
Sun Hung Kai Properties, Ltd. (a)	56,000	579,523
Swire Pacific, Ltd.	41,500	382,785
Techtronic Industries Co., Ltd. (a)	46,500	118,594
Television Broadcasts, Ltd.	14,000	84,065
The Wharf Holdings, Ltd.	59,000	231,506
Yue Yuen Industrial Holdings, Ltd. (a)	23,500	64,499

		7,054,491

Ireland—0.8%
Allied Irish Banks, Plc.	39,961	853,171
Bank of Ireland	42,306	670,807
C&C Group	14,200	78,753
CRH, Plc.	23,294	633,928
DCC, Plc.	5,274	106,142
Elan Corp., Plc.	24,478	218,839
Grafton Group, Plc.	10,061	101,910
Iaws Group A	4,977	72,365
Independent News & Media, Plc.	35,107	102,952
Irish Life & Permanent, Plc.	11,864	216,766
Kerry Group, Plc.	6,210	145,692
Kingspan Group	5,519	71,141

		3,272,466

Italy—3.8%
Alleanza Assicurazioni S.p.A. (a)	19,805	245,377
Assicuraziono Generali S.p.A. (a)	42,422	1,342,998
Autogrill S.p.A. (a)	4,027	57,124
Autostrade S.p.A. (a)	11,782	303,916
Banca Antonveneta S.p.A.	3,985	125,873
Banca Fideuram S.p.A. (a)	10,160	58,405
Banca Intesa S.p.A. (a)	140,100	655,078
Banca Intesa S.p.A.- RNC (a)	37,628	164,287
Banca Monte dei Paschi di Siena S.p.A. (a)	59,270	263,861
Banca Nazionale del Lavoro S.p.A. (a)	47,963	154,465
Banca Popolare di Milano S.p.A.	15,605	160,470
Banche Popolari Unite S.c.ar.l. (a)	16,379	333,651
Banco Popolare di Verona e Novara S.c.ar.l.	18,247	345,205
Bulgari S.p.A. (a)	10,027	113,240
Capitalia S.p.A. (a)	69,520	381,432
Edison S.p.A. (a)	35,725	79,896
Enel S.p.A. (a)	184,820	1,598,190
Eni S.p.A. (a)	112,132	3,333,161
FIAT S.p.A. (a)	21,620	194,076
FinecoGroup S.p.A. (a)	7,131	64,989
Finmeccanica S.p.A. (a)	12,747	253,911
Italcementi S.p.A.	1	16
Luxottica Group S.p.A. (a)	7,313	182,442
Mediaset S.p.A. (a)	34,780	413,107
Mediobanca S.p.A. (a)	19,731	389,662
Mediolanum S.p.A. (a)	8,934	61,496

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-94

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Italy—(Continued)
Pirelli & Co. S.p.A. (a)	110,803	$117,964
Riunione Adriatica di Sicurta S.p.A. (a)	12,808	292,749
San Paolo IMI S.p.A. (a)	50,438	786,223
Seat Pagine Gialle S.p.A. (a)	174,380	86,257
Snam Rete Gas S.p.A. (a)	41,749	244,182
T.E.R.N.A (a)	52,360	135,449
Telecom Italia S.p.A. (a)	463,232	1,511,700
Telecom Italia S.p.A.-RNC	261,869	731,339
UniCredito Italiano S.p.A. (a)	189,537	1,072,295

		16,254,486

Japan—23.3%
Acom Co., Ltd. (a)	3,130	228,432
Advantest Corp. (a)	3,700	287,507
AEON Co., Ltd.	27,800	559,523
Aeon Credit Service Co., Ltd.	1,800	131,537
Aiful Corp.	2,900	245,177
Aisin Seiki Co., Ltd.	8,500	242,704
Ajinomoto Co., Inc. (a)	28,000	295,085
All Nippon Airways Co., Ltd.	20,000	62,238
Alps Electric Co., Ltd. (a)	8,000	130,551
Amada Co., Ltd.	21,000	168,390
Aoyama Trading Co., Ltd.	2,600	73,355
Asahi Breweries, Ltd. (a)	18,500	235,321
Asahi Glass Co., Ltd.	47,000	495,038
Asahi Kasei Corp. (a)	62,000	341,066
Bank of Kyoto (a)	12,000	120,087
Benesse Corp. (a)	3,900	147,082
Bridgestone Corp.	28,000	604,284
Cannon Sales Co., Inc.	4,000	76,054
Canon, Inc.	32,700	1,775,666
Casio Computer Co., Ltd.	9,800	142,621
Central Japan Railway Co.	67	522,427
Chiyoda Corp. (a)	7,000	130,215
Chubu Electric Power Co., Inc. (a)	24,900	609,624
Chugai Pharmaceutical Co., Ltd.	12,900	247,416
Citizen Watch Co., Ltd. (a)	13,400	109,795
Credit Saison Co., Ltd.	6,800	298,931
CSK Corp. (a)	2,500	110,943
Dai Nippon Printing Co., Ltd (a)	27,000	436,125
Daicel Chemical Industries, Ltd. (a)	14,000	91,208
Daido Steel Co (a)	17,000	110,635
Daiichi Sankyo (a)	30,344	622,470
Daikin Industries, Ltd. (a)	10,300	278,001
Daimaru, Inc.	11,000	130,221
Dainippon Ink & Chemicals, Inc.	41,000	135,114
Dainippon Screen Manufacturing Co., Ltd. (a)	9,000	59,116
Daito Trust Construction Co., Ltd. (a)	3,400	149,739
Daiwa House Industry Co., Ltd.	25,000	329,125
Daiwa Securities Group, Inc.	56,000	441,950
Denki Kagaku Kogyo K.K. (a)	23,000	83,336
Denso Corp.	24,700	721,834
Dentsu, Inc. (a)	80	228,073
Dowa Mining Co., Ltd.	16,000	134,476
E Trade Securities (a)	22	74,537
East Japan Railway Co.	145	832,022

Security Description	Shares	Value

Japan—(Continued)
Eisai Co., Ltd. (a)	11,200	$481,414
Electric Power Development Co., Ltd.	6,000	201,193
FamilyMart Co., Ltd.	2,300	69,476
Fanuc, Ltd.	7,600	617,117
Fast Retailing Co., Ltd. (a)	2,400	183,214
Fuji Electric Holdings Co., Ltd. (a)	24,000	95,698
Fuji Photo Film Co., Ltd.	22,400	742,395
Fujikura, Ltd. (a)	23,000	141,612
Fujitsu, Ltd.	84,000	555,132
Hakuhodo Dy Holdings	1,100	73,250
Hikari Tsushin, Inc. (a)	1,200	76,645
Hino Motors, Ltd.	9,000	61,169
Hirose Electric Co., Ltd. (a)	1,200	140,188
Hitachi Chemical Co., Ltd (a)	6,900	145,101
Hitachi Construction Machinary, Ltd.	5,000	74,775
Hitachi, Ltd. (a)	139,000	882,434
Hokkaido Electric Power Co., Inc.	7,300	155,529
Hokugin Financial Group, Inc. (a)	60,000	228,107
Honda Motor Co., Ltd.	34,200	1,939,205
Hoya Corp.	4,500	150,542
Hoya Corp. (When Issued/Split Shares)	13,500	459,767
Ibiden Co	4,300	180,642
Inpex Corp.	18	138,970
Isetan Co., Ltd. (a)	10,300	165,392
Ishikawajima-Harima Heavy Industries Co., Ltd. (a)	69,000	140,631
ITO EN, Ltd. (a)	1,200	56,364
Itochu Corp. (a)	65,000	448,098
JAFCO Co., Ltd. (a)	1,300	86,041
Japan Airlines System Corp. (a)	39,000	103,845
Japan Real Estate Investment Corp. (REIT) (a)	14	113,020
Japan Retail Fund Investment Corp. (REIT) (a)	9	72,734
Japan Tobacco, Inc.	39	616,865
JFE Holding, Inc.	23,500	765,871
JGC Corp. (a)	10,000	184,809
JSR Corp. (a)	8,400	175,292
Kajima Corp. (a)	51,000	244,704
Kamigumi Co., Ltd.	10,000	80,298
Kaneka Corp.	16,000	210,231
Kansai Paint Co.	12,000	75,510
Kao Corp.	23,000	570,005
Kawasaki Heavy Industries, Ltd. (a)	73,000	186,309
Kawasaki Kisen Kaisha, Ltd. (a)	19,000	138,197
KDDI Corp.	108	612,106
Keihin Electric Express Railway Co., Ltd. (a)	20,000	125,964
Keio Electric Railway Co., Ltd.	26,000	143,653
Keyence Corp.	1,400	353,904
Kikkoman Corp. (a)	8,000	76,513
Kintetsu Corp. (a)	80,120	271,547
Kirin Brewery Co., Ltd.	34,000	376,749
Kobe Steel, Ltd. (a)	118,000	358,859
KOMATSU, Ltd. (a)	42,000	579,589
Konami Corp.	3,400	76,682
Konica Minolta Holdings, Inc.	20,500	187,215
Koyo Seiko Co., Ltd. (a)	5,000	76,061
Kubota Corp. (a)	48,000	334,830
Kuraray Co., Ltd.	19,000	169,289
Kuraya Sanseido, Inc.	6,400	102,618

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-95

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Kurita Water Industries, Ltd. (a)	5,500	$100,325
Kyocera Corp.	7,100	497,708
Kyowa Hakko Kogyo Co., Ltd.	16,000	124,817
Kyushu Electric Power Co., Inc. (a)	16,600	370,233
Lawson, Inc.	2,400	90,648
Leopalace21 Corp. (a)	6,600	160,173
Mabuchi Motor Co., Ltd. (a)	1,200	59,409
Makita Corp. (a)	7,000	142,729
Marubeni Corp.	55,000	256,489
Marui Co., Ltd.	14,000	237,781
Matsushita Electric Industrial Co., Ltd.	90,000	1,539,326
Matsushita Electric Works, Ltd.	19,000	189,323
Meiji Seika Kaisha, Ltd. (a)	14,000	72,782
Millea Holdings, Inc. (a)	66	1,068,689
Mineba Co., Ltd.	18,000	74,365
Mitsubishi Chemical Corp.	75,157	249,330
Mitsubishi Corp.	53,700	1,069,627
Mitsubishi Electric Corp.	82,000	528,962
Mitsubishi Estate Co., Ltd. (a)	47,000	650,318
Mitsubishi Gas & Chemical Co., Inc. (a)	18,000	120,481
Mitsubishi Heavy Industries, Ltd.	132,000	471,081
Mitsubishi Materials Corp. (a)	52,000	185,346
Mitsubishi Rayon Co., Ltd. (a)	32,000	144,265
Mitsubishi Securities (a)	9,000	101,670
Mitsubishi Tokyo Financial Group, Inc. (a)	317	4,207,537
Mitsui & Co., Ltd. (a)	60,000	756,618
Mitsui Chemicals, Inc. (a)	29,000	172,379
Mitsui Engineering & Shipbuilding Co., Ltd. (a)	32,000	76,287
Mitsui Fudosan Co., Ltd.	33,000	501,164
Mitsui Mining & Smelting Co., Ltd.	30,000	175,826
Mitsui OSK Lines, Ltd.	47,000	378,647
Mitsui Sumitomo Insurance Co., Ltd.	53,000	613,074
Mitsui Trust Holdings, Inc.	24,000	332,271
Mitsukoshi, Ltd. (a)	18,000	87,838
Mizuho Financial Group, Inc.	363	2,332,369
Murata Manufacturing Co., Ltd.	8,900	500,141
Namco Bandai Holdings (a)	6,000	100,053
NEC Corp.	84,000	457,321
NGK Insulators, Ltd. (a)	13,000	166,705
NGK Spark Plug Co., Ltd. (a)	11,000	160,006
Nidec Corp.	2,300	137,217
Nidec Corp. (When Issued/Split Shares)	2,300	135,354
Nikko Cordial Corp. (a)	35,500	415,590
Nikon Corp. (a)	12,000	152,028
Nintendo Co., Ltd.	4,400	516,126
Nippon Building Fund, Inc. (REIT) (a)	17	145,371
Nippon Electronic, Inc.	9,000	162,933
Nippon Express Co., Ltd. (a)	38,000	188,737
Nippon Meat Packers, Inc.	11,000	119,240
Nippon Mining Holdings, Inc.	31,500	249,596
Nippon Oil Corp. (a)	57,000	502,294
Nippon Sheet Glass Co., Ltd.	24,000	108,902
Nippon Steel Corp.	268,000	1,006,396
Nippon Telephone & Telegraph Corp.	226	1,119,855
Nippon Unipac Holding (a)	49	177,667
Nippon Yusen Kabushiki Kaisha (a)	45,000	303,884
Nissan Chemical Industries, Ltd. (a)	8,000	100,496

Security Description	Shares	Value

Japan—(Continued)
Nissan Motor Co., Ltd. (a)	98,300	$1,129,886
Nisshin Seifun Group, Inc.	13,200	128,940
Nisshin Steel Co., Ltd.	54,000	186,832
Nissin Food Products Co., Ltd. (a)	5,000	130,582
Nitori Co., Ltd. (a)	950	74,599
Nitto Denko Corp.	7,800	440,843
NOK Corp.	6,100	182,702
Nomura Holdings, Inc.	76,000	1,182,773
Nomura Real Estate (a)	10	73,776
Nomura Research Institute, Ltd. (a)	900	104,872
NSK, Ltd. (a)	18,000	99,906
NTN Corp.	20,000	120,390
NTT Data Corp. (a)	62	241,809
NTT DoCoMo, Inc.	763	1,369,797
Obayashi Corp.	28,000	194,978
Odakyu Electric Railway Co., Ltd. (a)	27,000	147,272
OJI Paper Co., Ltd. (a)	39,000	214,064
Oki Electric Industry Co., Ltd. (a)	20,000	68,632
Olympus Corp. (a)	12,000	266,592
Omron Corp.	9,000	220,208
Onward Kashiyama Co., Ltd.	5,000	79,685
Oriental Land Co., Ltd. (a)	2,600	148,927
ORIX Corp.	3,500	636,626
Osaka Gas Co., Ltd. (a)	84,000	294,255
Pioneer Corp. (a)	6,600	94,152
Promise Co., Ltd. (a)	3,750	279,692
Rakuten, Inc. (a)	210	162,300
Resona Holdings, Inc. (a)	200	521,150
Ricoh Co., Ltd.	30,000	470,112
Rohm Co., Ltd.	4,700	409,263
Sankyo Co., Ltd./Gunma (a)	2,800	148,674
Santen Pharm Co	3,600	93,669
Sanyo Electric Co., Ltd. (a)	70,000	173,523
Secom Co., Ltd.	9,000	437,272
Sega Sammy Holdings, Inc. (a)	3,200	124,228
Sega Sammy Holdings, Inc.	3,200	127,473
Seiko Epson Corp.	5,000	129,205
Sekisui Chemical Co., Ltd.	20,000	142,796
Sekisui House, Ltd.	21,000	258,989
Seven & I Holdings Co., Ltd.	34,060	1,129,924
Sharp Corp. (a)	41,000	597,672
Shimamura Co., Ltd. (a)	900	100,432
Shimano, Inc. (a)	4,600	124,835
Shimizu Corp. (a)	29,000	191,748
Shin-Etsu Chemical Co., Ltd.	17,000	746,816
Shinko Securities	24,000	89,017
Shinsei Bank, Ltd.	40,000	253,475
Shionogi & Co., Ltd.	15,000	205,127
Shiseido Co., Ltd. (a)	16,000	232,118
Showa Denko K.K. (a)	52,000	167,812
Showa Shell Sekiyu K.K.	9,900	136,624
SMC Corp. (a)	2,600	348,736
Softbank Corp. (a)	10,500	587,971
Softbank Investment Corp.	244	102,787
Sompo Japan Insurance, Inc.	36,000	476,262
Sony Corp. (a)	43,300	1,433,590
Stanley Electric Co., Ltd. (a)	9,200	140,143

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-96

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Japan—(Continued)
Sumitomo Chemical Co., Ltd. (a)	64,000	$398,658
Sumitomo Corp. (a)	44,000	469,549
Sumitomo Electric Industries, Ltd. (a)	31,000	420,883
Sumitomo Heavy Industries, Ltd.	25,000	179,005
Sumitomo Metal Industries, Ltd.	176,000	625,482
Sumitomo Metal Mining Co., Ltd.	27,000	253,192
Sumitomo Mitsui Financial Group, Inc. (a)	196	1,864,117
Sumitomo Realty & Development Co., Ltd. (a)	16,000	239,447
Sumitomo Rubber	8,000	95,922
Suzuken Co., Ltd. (a)	2,300	66,503
T&D Holdings, Inc. (a)	9,750	585,599
Taiheiyo Cement Corp.	42,000	158,052
Taisei Corp. (a)	39,000	161,725
Taisho Pharmaceutical Co., Ltd. (a)	8,000	144,645
Taiyo Nippon Sanso Corp.	14,000	88,152
Takashimaya Co., Ltd.	12,000	153,297
Takeda Pharmaceutical Co., Ltd.	38,500	2,300,036
Takefuji Corp.	4,610	362,107
Tanabe Seiyaku Co.	11,000	111,740
TDK Corp.	5,300	381,019
Teijin, Ltd. (a)	36,000	211,425
Teikoku Oil Co., Ltd. (a)	10,000	108,563
Terumo Corp. (a)	8,100	262,095
The 77 Bank, Ltd.	16,000	117,607
The Bank of Fukuoka, Ltd. (a)	23,000	165,784
The Bank of Yokohama, Ltd.	54,000	412,395
The Chiba Bank, Ltd.	29,000	236,272
The Furukawa Electric Co., Ltd.	30,000	153,392
The Gunma Bank, Ltd.	21,000	134,735
The Joyo Bank, Ltd.	32,000	195,527
The Kansai Electric Power Co., Inc.	35,300	781,692
The Nishi-Nippon Bank, Ltd.	22,000	110,235
The Shizuoka Bank, Ltd. (a)	27,000	280,310
The Sumitomo Trust & Banking Co., Ltd.	52,000	431,072
The Suruga Bank, Ltd.	13,000	144,083
The Tokyo Electric Power, Ltd.	49,900	1,264,004
THK Co., Ltd. (a)	6,000	150,259
Tobu Railway Co., Ltd. (a)	31,000	124,139
Toho Co., Ltd. (a)	8,000	127,457
Tohoku Electric Power Co., Inc. (a)	20,300	452,282
Tokuyama Corp. (a)	10,000	98,235
Tokyo Electron, Ltd. (a)	7,700	411,641
Tokyo Gas Co., Ltd. (a)	101,000	412,024
Tokyo Steel Manufacturing Co., Ltd. (a)	5,400	84,730
Tokyo Tatemono Co.	11,000	90,411
Tokyu Corp. (a)	47,000	251,582
Tokyu Land Corp.	15,000	97,914
TonenGeneral Sekiyu K.K. (a)	12,000	139,364
Toppan Printing Co., Ltd. (a)	25,000	265,089
Toray Industries, Inc.	58,000	310,881
Toshiba Corp. (a)	128,000	568,436
Tosoh Corp. (a)	27,000	115,671
Tostem Inax Holding Corp.	10,000	170,610
Toto, Ltd. (a)	12,000	95,684
Toyo Seikan Kaisha, Ltd.	8,000	119,212
Toyo Suisan Kaisha, Ltd.	4,000	68,855
Toyobo Co., Ltd.	27,000	66,955

Security Description	Shares	Value

Japan—(Continued)
Toyota Industries Corp. (a)	8,100	$270,591
Toyota Motor Corp. (a)	124,400	5,749,527
Toyota Tsusho Corp. (a)	7,000	128,059
Trend Micro, Inc. (a)	4,000	127,588
Ube Industries, Ltd.	39,000	105,271
Uni-Charm Corp. (a)	2,400	103,955
UNY Co., Ltd.	6,000	79,583
Ushio, Inc. (a)	7,000	142,408
USS Co., Ltd.	1,070	76,119
Wacoal Corp. (a)	5,000	66,245
West Japan Railway Co.	77	292,168
Yahoo! Japan Corp. (a)	168	198,447
Yakult Honsha Co., Ltd. (a)	7,000	177,760
Yamada Denki Co., Ltd. (a)	3,500	268,718
Yamaha Corp.	8,100	141,070
Yamaha Motor Co., Ltd.	10,200	212,226
Yamanouchi Pharmaceutical Co., Ltd.	23,500	885,735
Yamato Transport Co., Ltd.	17,000	281,379
Yaskawa Electric Corp.	10,000	76,584
Yokogawa Electric Corp. (a)	8,100	127,165
Zeon Corp. (a)	8,000	87,669

		100,652,772

Luxembourg—0.2%
Arcelor S.A.	21,184	497,559
Stolt Nielsen S.A. (ADR)	2,150	81,231
Stolt Offshore Co.	9,600	111,524

		690,314

Netherlands—3.3%
ABN AMRO Holdings NV	75,274	1,810,024
Aegon NV	60,074	895,299
Akzo Nobel NV (a)	11,384	498,097
ASML Holding NV (b)	23,308	384,589
Buhrmann NV (a)	5,632	67,019
Corio NV	2,452	142,775
DSM NV	6,294	248,187
European Aeronautic Defense & Space Co.	11,647	414,640
Heineken NV	10,728	345,588
IHC Caland NV	1,921	160,842
ING Groep NV (a)	80,741	2,414,699
Koninklijke Ahold NV	64,989	494,235
Koninklijke KPN NV	91,096	820,888
Koninklijke Numico NV	6,912	303,582
Koninklijke Philips Electronics NV	56,793	1,515,261
Randstad Holding NV	1,866	71,902
Reed Elsevier NV	30,654	424,467
Rodamco Europe NV	1,821	157,813
TPG NV	16,753	417,614
Unilever NV	24,655	1,759,338
Vedior NV	6,643	94,566
VNU NV (a)	10,581	333,756
Wereldhave NV	1,209	128,505
Wolters Kluwer NV	14,000	261,482

		14,165,168

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-97

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

New Zealand—0.2%
Auckland International Airport, Ltd. (a)	128,164	$202,496
Contact Energy, Ltd.	25,913	136,633
Fletcher Building, Ltd. (a)	32,933	180,967
Telecom Corp. of New Zealand, Ltd. (a)	101,712	424,804

		944,900

Norway—0.7%
DnB NOR ASA	28,330	293,416
Frontline, Ltd. (a)	2,700	120,753
Norsk Hydro ASA (a)	6,200	693,174
Norske Skogindustrier ASA (a)	5,300	78,581
Orkla ASA (a)	8,650	329,678
Petroleum Geo-Services	3,340	106,593
Statoil ASA (a)	28,600	708,232
Storebrand ASA	11,400	111,967
Tandberg ASA (a)	6,500	87,496
Telenor ASA	40,300	362,124
Yara International ASA	10,000	181,473

		3,073,487

Portugal—0.3%
Banco Comercial Portugues S.A.	90,981	253,441
Banco Espirito Santo S.A. (a)	9,177	147,118
Brisa-Auto Estradas de Portugal S.A. (a)	19,503	169,109
Energias de Portugal S.A.	93,497	261,517
Portugal Telecom, SGPS, S.A. (a)	36,975	338,995

		1,170,180

Singapore—0.8%
Capitaland, Ltd. (a)	66,000	122,854
City Developments, Ltd.	27,000	148,889
ComfortDelGro Corp., Ltd.	108,000	96,226
DBS Group Holdings, Inc.	52,978	496,036
Fraser & Neave, Ltd.	16,400	167,105
Keppel Corp., Ltd. (a)	29,000	218,439
Overseas Chinese Bank	122,880	454,927
Sembcorp Industries	68,000	120,973
Singapore Airlines, Ltd.	34,000	234,115
Singapore Press Holdings, Ltd.	93,250	255,851
Singapore Technologies Engineering, Ltd.	76,000	114,318
Singapore Telecommunications, Ltd.	315,650	458,342
United Overseas Bank, Ltd.	55,392	463,174
United Overseas Land, Ltd. (c)	1	0
Venture Corp., Ltd. (a)	19,000	163,586

		3,514,835

Spain—3.9%
Abertis Infraestructuras S.A. (a)	9,909	289,288
Acciona S.A. (a)	1,601	184,033
Acerinox S.A. (a)	7,712	107,557
ACS, Actividades de Construccion & Servicios S.A.	10,808	316,153
Altadis S.A.	12,473	560,765
Antena 3 TV (a)	3,400	61,856
Azucarera Ebro S.A. (a)	3,741	67,249
Banco Bilbao Vizcaya Argentaria S.A.	146,012	2,569,334

Security Description	Shares	Value

Spain—(Continued)
Banco Popular Esp. (a)	37,649	$460,375
Banco Santander Central Hispano S.A. (a)	255,714	3,372,102
Cintra Conces, Plc.	8,063	111,242
Corporacion Mapfre S.A.	4,847	83,492
Endesa S.A. (a)	42,491	1,141,897
Fomento de Construcciones & Contratas S.A. (a)	1,837	109,906
Gamesa Corporacion Tecnologica S.A. (a)	4,490	69,249
Gas Natural SDG S.A. (a)	7,562	220,855
Grupo Ferrovial S.A. (a)	3,394	283,629
Iberdrola S.A. (a)	35,053	983,174
Indra Sistemas S.A.	7,404	163,024
Industria de Diseno Textil S.A.	9,525	280,562
Inmobilia Colonial (a)	1,359	82,742
Metrovacesa S.A. (a)	2,474	182,766
Promotora de Informaciones S.A. (a)	3,071	59,456
Repsol YPF S.A.	39,532	1,281,773
Sacyr Vallehermoso S.A. (a)	6,221	175,269
Telefonica S.A.	193,915	3,187,202
Union Fenosa S.A.	10,887	360,966

		16,765,916

Sweden—2.3%
Alfa Laval AB (a)	4,300	78,572
Assa Abloy AB (Series B) (a)	15,700	222,592
Atlas Copco AB (Series A) (a)	14,700	285,750
Atlas Copco AB (Series B)	10,200	177,087
Electrolux AB (a)	13,400	314,892
Eniro AB (a)	10,300	120,729
Gambro AB (Class A)	10,800	164,250
Getinge AB (Class B) (a)	9,500	131,655
Hennes & Mauritz AB (Series B) (a)	20,550	735,493
Holmen AB (Series B) (a)	2,500	78,629
Lundin Petroleum	9,000	113,772
Modern Times Group AB (Class B)	2,450	92,607
Nordea Bank AB (a)	97,162	974,674
Sandvik AB (a)	9,350	466,794
Scania AB (Series B) (a)	4,300	155,884
Securitas AB (a)	13,000	201,944
Skandia Insurance Co., Ltd. (a)	55,300	289,178
Skandinaviska Enskilda Banken AB (a)	23,100	424,668
Skanska AB	19,700	291,926
SKF AB (a)	18,000	235,409
Svenska Cellulosa AB (a)	9,100	319,763
Svenska Handelsbanken AB (a)	22,600	524,953
Swedish Match AB (a)	14,600	174,827
Tele2 Ab (a)	18,100	185,150
Telefonaktiebolaget LM Ericsson (Class B)	642,800	2,372,090
TeliaSonera AB	86,764	413,229
Volvo AB	4,500	190,582
Volvo AB (Series B) (a)	10,200	445,921

		10,183,020

Switzerland—6.6%
ABB, Ltd.	82,172	604,106
Adecco S.A. (a)	5,399	247,718
Ciba Specialty Chemicals AG	3,545	210,261

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-98

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Switzerland—(Continued)
Clariant AG	12,901	$186,355
Compagnie Financière Richemont AG	22,334	888,242
Credit Suisse Group (a)	52,387	2,330,479
Geberit AG	184	134,480
Givaudan AG	317	203,953
Holcim, Ltd.	7,740	516,743
Logitech International S.A. (a)	4,790	195,433
Lonza Group AG (a)	1,509	89,489
Nestle S.A. (a)	17,373	5,111,037
Nobel Biocare Holding AG	917	217,162
Novartis AG	101,619	5,177,359
Phonak Holding AG (a)	1,750	75,341
PSP Swiss Property	1,740	87,725
Roche Holding AG	30,259	4,222,978
Schindler Holding AG	194	75,790
Serono S.A. (Class B)	303	200,072
SGS S.A. (a)	176	136,418
SIG Holding AG	295	75,470
Straumann Holding AG (a)	318	85,588
Sulzer AG	153	77,901
Swatch Group AG	3,574	101,552
Swatch Group AG (Class B)	1,638	226,712
Swiss Reinsurance Co.	13,985	922,610
Swisscom AG	1,060	347,896
Syngenta AG	4,682	492,493
Synthes, Inc. (b)	1,887	221,715
UBS AG	46,053	3,932,852
Zurich Financial Services AG	6,239	1,068,289

		28,464,219

United Kingdom—24.7%
3i Group, Plc.	25,081	348,231
Aegis Group, Plc.	38,895	96,293
Alliance Unichem, Plc.	9,863	151,309
AMEC, Plc.	19,748	127,262
Amvescap, Plc.	28,888	188,337
Anglo American, Plc.	61,109	1,828,722
ARM Holdings, Plc.	54,960	114,350
Arriva, Plc.	7,903	82,238
Associated British Portfolios Holdings, Plc.	14,900	138,650
AstraZeneca, Plc.	70,252	3,295,452
Aviva, Plc.	102,001	1,123,771
BAA, Plc.	46,303	511,428
BAE Systems, Plc.	138,539	842,625
Balfour Beatty, Plc.	23,744	137,660
Barclays, Plc.	277,622	2,820,473
Barratt Developments, Plc.	11,202	149,972
BBA Group, Plc.	25,670	134,868
Bellway, Plc.	4,518	70,067
Berkeley Group Holdings	4,020	61,838
BG Group, Plc.	149,645	1,425,832
BHP Billiton, Plc.	108,601	1,764,341
BOC Group, Plc.	22,444	458,231
Boots Group, Plc.	30,061	324,643
Bovis Homes Group (a)	5,148	55,787
BP, Plc.	911,596	10,810,215

Security Description	Shares	Value

United Kingdom—(Continued)
BPB, Plc.	23,580	$307,231
Brambles Industries, Plc.	29,427	181,533
Britannic Group (a)	8,490	92,726
British Airways, Plc.	21,657	112,541
British America Tobacco, Plc.	67,985	1,436,657
British Land Co., Plc.	24,653	410,610
British Sky Broadcasting Group, Plc.	57,002	565,602
Brixton, Plc.	11,049	76,305
BT Group, Plc.	366,866	1,446,801
Bunzl, Plc.	17,535	176,420
Cable & Wireless, Plc.	102,250	258,958
Cadbury Schweppes, Plc.	92,853	940,422
Capita Group, Plc.	31,881	212,725
Carnival, Plc.	7,379	385,152
Cattles, Plc.	11,534	61,254
Centrica, Plc.	162,561	708,229
Close Brothers Group, Plc.	5,056	74,404
Cobham, Plc.	45,040	126,275
Compass Group, Plc.	100,636	367,441
Corus Group, Plc.	232,233	212,193
Daily Mail & General Trust, Plc.	11,302	132,069
Davis Service Group	5,774	48,912
Diageo, Plc.	129,373	1,866,969
Dixons Group, Plc.	76,665	204,379
Electrocomponents, Plc.	16,808	72,399
EMAP, Plc.	9,884	144,048
EMI Group, Plc.	31,155	134,277
Enterprise Inns, Plc.	16,706	249,815
Exel, Plc.	11,771	255,706
Filtrona, Plc.	1	2
First Choice Holidays	19,553	73,418
FirstGroup, Plc.	14,542	84,967
Friends Provident, Plc.	74,684	247,326
Gallaher Group	27,285	424,996
George Wimpey, Plc.	20,896	158,330
GKN, Plc.	39,679	207,118
GlaxoSmithKline, Plc.	252,068	6,439,333
Group for Securicor, Inc.	42,313	113,410
GUS, Plc.	42,656	645,310
Hammerson, Plc.	13,769	227,080
Hanson, Plc.	35,035	365,453
Hays, Plc.	70,144	152,487
HBOS, Plc.	168,884	2,551,038
Hilton Group, Plc.	72,907	405,921
HMV Group, Plc.	15,577	56,880
HSBC Holdings, Plc.	483,385	7,861,972
ICAP, Plc.	18,682	121,040
IMI, Plc.	19,184	145,814
Imperial Chemical Industries, Plc.	58,839	311,844
Imperial Tobacco Group, Plc.	32,677	939,470
Inchcape, Plc.	3,038	117,822
Intercontinental Hotels	18,419	234,472
International Power, Plc.	58,118	255,693
Intertek Group, Plc.	6,257	75,699
Invensys, Plc.	256,503	66,932
Isoft Group	9,426	72,104
Johnson Matthey, Plc.	8,551	179,154

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-99

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

United Kingdom—(Continued)
Kelda Group, Plc.	19,060	$237,069
Kesa Electricals, Plc.	27,443	124,047
Kingfisher, Plc.	100,939	387,092
Land Securities Group, Plc.	20,412	534,558
Legal & General Group, Plc.	280,862	564,408
Liberty International, Plc.	9,441	166,301
Lloyds TSB Group, Plc.	240,808	1,993,633
LogicaCMG, Plc.	27,743	86,445
London Stock Exchange Plc.	10,312	104,038
Man Group, Plc.	13,407	392,949
Marks & Spencer Group, Plc.	72,166	480,103
Meggitt, Plc.	22,314	128,054
Misys, Plc.	21,309	76,253
Mitchells & Butlers, Plc.	19,201	124,202
National Express Group, Plc.	5,547	82,496
National Grid	119,454	1,124,270
Next, Plc.	10,683	264,000
Pearson, Plc.	37,340	435,788
Persimmon, Plc.	11,884	180,612
Pilkington, Plc.	35,779	88,059
Provident Financial, Plc.	13,879	153,989
Prudential, Plc.	101,293	924,376
Punch Taverns, Plc.	10,056	142,460
Rank Group, Plc.	33,378	176,439
Reckitt Benckiser, Plc.	26,545	811,972
Reed Elsevier, Plc.	55,180	513,515
Rentokil Initial, Plc.	76,753	224,547
Reuters Group, Plc.	62,100	411,663
Rexam, Plc.	27,877	253,998
Rio Tinto, Plc.	45,985	1,891,384
Rolls-Royce Group, Plc.	70,620	467,014
Rolls-Royce Group, Plc. (Class B)	2,980,400	5,273
Royal & Sun Alliance Insurance Group, Plc.	150,184	257,893
Royal Bank of Scotland Group, Plc.	136,422	3,886,491
Royal Dutch Shell (A Shares)	178,172	5,910,043
Royal Dutch Shell (B Shares)	118,742	4,112,992
SABMiller, Plc.	38,439	748,388
Sage Group, Ltd.	61,607	251,548
Sainsbury Co.	61,769	305,610
Schroders, Plc.	4,373	71,544
Scottish & Newcastle, Plc.	31,697	260,491
Scottish & Southern Energy, Plc.	36,716	668,830
Scottish Power, Plc.	79,445	803,737
Serco Group, Plc.	26,863	121,959
Severn Trent, Plc. (a)	16,848	295,564
Signet Group, Plc.	90,531	164,844
Slough Estates, Plc.	21,877	206,268
Smith & Nephew, Plc.	43,712	368,390
Smiths Group, Plc.	25,283	429,251
Stagecoach Group, Plc.	29,429	58,217
Tate & Lyle, Plc.	20,205	162,630
Taylor Woodrow, Plc.	30,813	176,892
Tesco, Plc.	333,750	1,828,604
The Peninsular & Oriental Steam Navigation Co.	37,487	221,874
TI Automotive, Ltd. (c)	11,100	0
Tomkins, Plc.	30,300	155,144
Travis Perkins	4,822	121,060

Security Description	Shares	Value

United Kingdom—(Continued)
Trinity Mirror, Plc.	11,804	$125,516
Unilever, Plc.	122,763	1,287,631
United Utilities, Plc.	40,354	467,877
UTD Business Media	10,472	102,601
Vodafone Group, Plc.	2,736,424	7,147,827
Whitbread	10,230	172,439
William Hill, Plc.	16,542	170,758
Wolseley, Plc.	25,957	551,087
WPP Group, Plc.	51,215	524,160
Yell Group, Plc.	27,933	236,505

		106,785,405

United States—2.0%
iShares MSCI EAFE Index Fund	146,100	8,488,410

Total Common Stock (Identified Cost $334,901,812)		431,637,518

Preferred Stock—0.2%

Germany—0.2%
Fresenius Medical Care AG	924	72,990
Henkel KGAA	2,804	255,958
Porsche AG	387	298,128
ProSieben SAT, I Media AG	2,809	48,706
RWE AG	1,372	79,281
Volkswagen AG	4,726	216,531

Total Preferred Stock (Identified Cost $677,198)		971,594

Rights—0.0%

Norway—0.0%
Norske Skogindustrier ASA	5,300	9,342

Total Rights (Identified Cost $9,059)		9,342

Short Term Investments—0.1%
Security Description	Face Amount	Value

United States—0.1%
Federal Home Loan Bank	$625,000	624,199

Total Short Term Investments (Identified Cost $624,199)		624,199

Total Investments—100.1% (Identified Cost $336,212,268) (d)		433,242,653
Liabilities in excess of other assets		(503,234)

Total Net Assets—100%		$432,739,419

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-100

Metropolitan Series Fund, Inc.

Morgan Stanley EAFE Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $98,881,749 and the collateral received consisted of cash in the amount of $103,896,706 and securities with a market value of $264,112.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $336,212,268 and the composition of unrealized appreciation and depreciation of investment securities was $105,637,310 and $8,606,919, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(SDR)—	Swedish Depository Receipt.

Ten Largest Industries as of September 30, 2005	Percentage of Total Net Assets
1 Commercial Banks	15.2%
2 Oil, Gas & Consumable Fuels	8.9%
3 Pharmaceuticals	7.1%
4 Diversified Telecommunication Services	4.1%
5 Insurance	4.1%
6 Metals & Mining	3.6%
7 Electric Utilities	3.3%
8 Automobiles	3.2%
9 Food Products	2.9%
10 Capital Markets	2.7%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-101

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—94.5% of Total Net Assets

Security Description	Shares	Value

Australia—0.6%
Australia & New Zealand Banking Group, Ltd.	33,422	$613,239
Macquarie Airports	325,201	817,513

		1,430,752

Bermuda—0.3%
Everest Re Group, Ltd.	9,100	890,890

Brazil—1.0%
Empresa Brasileira de Aeronautica S.A. (ADR) (a)	68,400	2,640,240

Canada—2.2%
Husky Energy, Inc.	76,500	4,254,796
Manulife Financial Corp.	23,700	1,265,687

		5,520,483

Cayman Islands—3.2%
ACE, Ltd.	45,500	2,141,685
GlobalSantaFe Corp.	53,300	2,431,546
Transocean, Inc. (b)	56,500	3,464,015

		8,037,246

Finland—0.4%
Fortum Oyj	44,600	897,861

France—6.8%
Essilor International S.A.	12,480	1,037,312
France Telecom S.A.	64,112	1,849,071
JC Decaux S.A.	34,899	774,609
LVMH Moet Hennessy Louis Vuitton S.A.	34,311	2,840,650
Sanofi-Aventis	49,272	4,089,554
Société Générale	20,031	2,296,060
Technip S.A.	49,710	2,962,629
Total S.A.	4,712	1,285,747

		17,135,632

Germany—2.9%
Allianz AG	19,469	2,638,146
SAP AG	14,898	2,584,136
Siemens AG	28,215	2,181,293

		7,403,575

Hong Kong—1.4%
Hong Kong & China Gas Co., Ltd.	570,000	1,176,744
Hutchison Whampoa, Ltd.	101,000	1,047,815
Television Broadcasts, Ltd.	213,000	1,279,115

		3,503,674

India—0.5%
ICICI Bank, Ltd. (ADR) (a)	49,100	1,387,075

Ireland—0.5%
Anglo Irish Bank Corp., Plc.	91,241	1,242,870

Security Description	Shares	Value

Italy—0.5%
Eni S.p.A.	42,070	$1,250,700

Japan—10.1%
Canon, Inc.	14,800	803,985
Chugai Pharmaceutical Co., Ltd.	53,700	1,030,350
Credit Saison Co., Ltd.	34,100	1,499,644
Fanuc, Ltd.	8,900	722,964
Hoya Corp.	16,000	535,472
Hoya Corp. (When Issued/Split Shares)	48,000	1,635,377
JGC Corp.	34,000	628,601
KDDI Corp.	538	3,050,406
Keyence Corp.	4,800	1,213,867
Murata Manufacturing Co., Ltd.	35,500	1,995,738
Nidec Corp.	5,900	352,130
Nidec Corp. (When Issued/Split Shares)	5,900	347,350
Nintendo Co., Ltd.	5,400	633,679
Resona Holdings, Inc.	424	1,105,276
Shionogi & Co., Ltd.	135,000	1,846,874
Shiseido Co., Ltd.	70,130	1,017,805
Sony Corp.	69,747	2,310,122
Square Enix Co., Ltd.	27,500	764,432
Takeda Pharmaceutical Co., Ltd.	10,600	633,508
Toyota Motor Corp.	47,800	2,210,101
Trend Micro, Inc.	24,500	781,787
Yahoo! Japan Corp.	228	269,428

		25,388,896

Mexico—1.8%
Fomento Economico Mexicano S.A. de C.V.	203,900	1,420,267
Grupo Modelo S.A. de C.V.	276,900	892,915
Grupo Televisa S.A. (ADR)	32,700	2,344,917

		4,658,099

Netherlands—2.2%
European Aeronautic Defense & Space Co.	74,697	2,659,589
Koninklijke Philips Electronics NV	106,408	2,839,362

		5,498,951

Norway—0.5%
Tandberg ASA	99,900	1,342,052

Panama—0.6%
Carnival Corp.	29,100	1,454,418

Portugal—0.3%
Energias de Portugal S.A.	249,977	699,288

Singapore—0.5%
Singapore Press Holdings, Ltd.	421,000	1,154,590

South Korea—2.6%
Hyundai Heavy Industries Co., Ltd.	22,090	1,645,605
Samsung Electronics Co., Ltd.	4,492	2,546,427
SK Telecom Co., Ltd. (ADR) (a)	112,600	2,459,184

		6,651,216

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-102

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Spain—0.5%
Industria de Diseno Textil S.A.	44,500	$1,310,926

Sweden—5.2%
Hennes & Mauritz AB (Series B)	128,600	4,601,427
Investor AB	56,000	873,650
Telefonaktiebolaget LM Ericsson (Class B)	2,057,000	7,588,822

		13,063,899

Switzerland—2.8%
Credit Suisse Group	56,376	2,508,419
Novartis AG	28,101	1,431,988
Roche Holding AG	22,111	3,086,433

		7,026,840

Taiwan—0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	903,097	1,454,280

United Kingdom—13.1%
3i Group, Plc.	79,245	1,100,444
BP, Plc. (ADR)	36,300	2,571,855
Cadbury Schweppes, Plc.	238,141	2,412,318
Dixons Group, Plc.	422,204	1,125,735
GUS, Plc.	57,570	871,081
HSBC Holdings, Plc.	143,636	2,339,616
Pearson, Plc.	121,692	1,420,487
Prudential, Plc.	183,039	1,670,655
Reckitt Benckiser, Plc.	143,204	4,381,141
Royal Bank of Scotland Group, Plc.	129,525	3,690,631
RT Group, Plc. (b) (c) (d)	282,264	0
Smith & Nephew, Plc.	196,281	1,654,473
The Peninsular & Oriental Steam Navigation Co.	177,622	1,051,471
Vodafone Group, Plc.	2,996,122	7,827,515
WPP Group, Plc.	77,385	792,131

		32,909,553

United States—33.4%
3M Co.	21,300	1,562,568
Adobe Systems, Inc.	44,700	1,334,295
Advanced Micro Devices, Inc. (b)	167,700	4,226,040
Affymetrix, Inc. (a)	27,400	1,266,702
Altera Corp. (b)	29,400	561,834
Altria Group, Inc.	9,300	685,503
Amazon.com, Inc. (b)	20,000	906,000
American Express Co.	41,600	2,389,504
Amgen, Inc. (b)	32,700	2,605,209
Amylin Pharmaceuticals, Inc. (a) (b)	11,100	386,169
Berkshire Hathaway, Inc. (Class B)	510	1,392,810
Boston Scientific Corp. (b)	48,800	1,140,456
Burlington Resources, Inc.	31,000	2,520,920
Cadence Design Systems, Inc. (b)	62,600	1,011,616
Chevron Corp.	33,400	2,161,982
Circuit City Stores, Inc.	10,000	171,600
Cisco Systems, Inc. (b)	79,400	1,423,642
Citigroup, Inc.	14,400	655,488
Coach, Inc. (b)	42,100	1,320,256

Security Description	Shares	Value

United States—(Continued)
Corning, Inc. (b)	158,900	$3,071,537
Cree, Inc. (a) (b)	48,800	1,220,976
eBay, Inc. (b)	82,200	3,386,640
Emerson Electric Co.	22,400	1,608,320
Express Scripts, Inc. (b)	23,200	1,443,040
Eyetech Pharmaceuticals, Inc. (a) (b)	36,800	660,928
Genentech, Inc. (b)	18,700	1,574,727
Genzyme Corp. (b)	17,800	1,275,192
Gilead Sciences, Inc. (b)	49,800	2,428,248
International Business Machines Corp.	24,100	1,933,302
International Game Technology	53,200	1,436,400
International Rectifier Corp. (b)	22,600	1,018,808
Intuit, Inc. (b)	24,900	1,115,769
JPMorgan Chase & Co.	54,600	1,852,578
Juniper Networks, Inc. (b)	30,100	716,079
Lockheed Martin Corp.	19,100	1,165,864
Medtronic, Inc.	10,400	557,648
Microsoft Corp.	136,100	3,501,853
Morgan Stanley	50,200	2,707,788
Nektar Therapeutics (a)	17,900	303,405
Northern Trust Corp.	49,300	2,492,115
Northrop Grumman Corp.	21,100	1,146,785
Novell, Inc. (a) (b)	189,600	1,412,520
Pfizer, Inc.	46,700	1,166,099
QUALCOMM, Inc.	49,100	2,197,225
Quest Diagnostics, Inc.	39,000	1,971,060
Raytheon Co.	41,000	1,558,820
Silicon Laboratories, Inc. (b)	11,100	337,329
Sirius Satellite Radio, Inc. (a)	453,170	2,968,264
Starbucks Corp. (b)	23,800	1,192,380
Sun Microsystems, Inc. (b)	250,300	981,176
The Boeing Co.	20,200	1,372,590
The Gap, Inc.	37,200	648,396
The Gillette Co.	34,400	2,002,080
Tiffany & Co.	17,000	676,090
Wyeth	25,900	1,198,393

		84,023,018

Total Common Stock (Identified Cost $212,434,168)		237,977,024

Preferred Stock—1.1%

Germany—0.5%
Porsche AG	1,627	1,253,527

Mexico—0.6%
Companhia de Bebidas das Americas (ADR) (a)	40,100	1,490,918

Total Preferred Stock (Identified Cost $2,010,204)		2,744,445

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-103

Metropolitan Series Fund, Inc.

Oppenheimer Global Equity Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Short Term Investments—5.2%

Security Description	Face Amount	Value

United States—5.2%
State Street Corp. Repurchase Agreement dated 09/30/05 at 2.200% to be repurchased at $13,126,406 on 10/03/05, collateralized by $13,425,000 U.S. Treasury Note 4.000% due 09/30/07 with a value of $13,391,438.	$13,124,000	$13,124,000

Total Short Term Investments (Identified Cost $13,124,000)		13,124,000

Total Investments—100.8% (Identified Cost $227,568,372) (e)		253,845,469
Liabilities in excess of other assets		(2,017,451)

Total Net Assets—100%		$251,828,018

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $13,437,631 and the collateral received consisted of cash in the amount of $13,739,949.
(b)	Non-Income Producing.
(c)	Zero Valued Security.
(d)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $227,568,372 and the composition of unrealized appreciation and depreciation of investment securities was $32,843,054 and $6,565,957, respectively.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.

Ten Largest Industries as of September 30, 2005	Percentage of Total Net Assets
1 Communications Equipment	6.5%
2 Oil, Gas & Consumable Fuels	5.9%
3 Pharmaceuticals	5.9%
4 Commercial Banks	5.0%
5 Software	5.0%
6 Media	4.3%
7 Aerospace & Defense	4.2%
8 Wireless Telecommunication Services	4.1%
9 Biotechnology	4.0%
10 Insurance	4.0%

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-104

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—65.0% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.7%
General Dynamics Corp.	100,400	$12,002,820
L-3 Communications Holdings, Inc. (a)	145,000	11,465,150
Raytheon Co.	209,200	7,953,784

		31,421,754

Automobiles—0.6%
Ford Motor Co. (a) (b)	416,400	4,105,704
Harley-Davidson, Inc.	151,400	7,333,816

		11,439,520

Beverages—1.4%
Constellation Brands, Inc. (b)	237,100	6,164,600
PepsiCo, Inc.	237,000	13,440,270
The Pepsi Bottling Group, Inc.	250,800	7,160,340

		26,765,210

Biotechnology—1.0%
Amgen, Inc. (b)	234,500	18,682,615

Capital Markets—1.6%
Franklin Resources, Inc.	89,200	7,489,232
Lehman Brothers Holdings, Inc.	119,700	13,942,656
The Bear Stearns Co., Inc.	82,400	9,043,400

		30,475,288

Chemicals—1.1%
Lyondell Chemical Co.	158,300	4,530,546
The Dow Chemical Co.	178,100	7,421,427
The Lubrizol Corp.	174,700	7,569,751

		19,521,724

Commercial Banks—4.6%
AmSouth Bancorp. (a)	263,800	6,663,588
Bank of America Corp.	647,600	27,263,960
Comerica, Inc.	158,300	9,323,870
KeyCorp.	238,100	7,678,725
National City Corp.	329,900	11,031,856
U.S. Bancorp.	372,400	10,456,992
Wachovia Corp.	290,300	13,815,377

		86,234,368

Commercial Services & Supplies—0.6%
Cendant Corp.	525,500	10,846,320

Communications Equipment—1.7%
Cisco Systems, Inc. (b)	953,600	17,098,048
Motorola, Inc.	685,400	15,140,486

		32,238,534

Computers & Peripherals—1.9%
Hewlett-Packard Co.	449,000	13,110,800
International Business Machines Corp.	279,400	22,413,468

		35,524,268

Security Description	Shares	Value

Consumer Finance—0.8%
American Express Co.	269,100	$15,457,104

Diversified Financial Services—1.7%
CIT Group, Inc.	210,100	9,492,318
Citigroup, Inc.	491,400	22,368,528

		31,860,846

Diversified Telecommunication Services—1.1%
SBC Communications, Inc.	624,900	14,978,853
Verizon Communications, Inc.	139,800	4,570,062

		19,548,915

Electric Utilities—1.3%
FirstEnergy Corp.	170,200	8,870,824
PPL Corp.	468,200	15,136,906

		24,007,730

Energy Equipment & Services—1.1%
Nabors Industries, Ltd. (b)	93,000	6,680,190
Patterson-UTI Energy, Inc.	376,600	13,587,728

		20,267,918

Food & Staples Retailing—0.6%
The Kroger Co. (b)	296,200	6,098,758
Wal-Mart Stores, Inc.	98,200	4,303,124

		10,401,882

Food Products—0.7%
ConAgra Foods, Inc.	258,700	6,402,825
Tyson Foods, Inc. (Class A)	358,000	6,461,900

		12,864,725

Health Care Equipment & Supplies—1.1%
Bausch & Lomb, Inc.	109,200	8,810,256
Becton, Dickinson & Co.	138,000	7,235,340
Hospira, Inc. (b)	126,100	5,166,317

		21,211,913

Health Care Providers & Services—2.1%
Aetna, Inc.	101,900	8,777,666
Coventry Health Care, Inc. (b)	133,274	11,464,229
HCA, Inc.	158,300	7,585,736
McKesson Corp.	232,100	11,013,145

		38,840,776

Hotels, Restaurants & Leisure—0.6%
McDonald’s Corp.	314,400	10,529,256

Household Durables—2.0%
Fortune Brands, Inc.	80,300	6,530,799
Newell Rubbermaid, Inc. (a)	249,100	5,642,115
Pulte Homes, Inc.	237,200	10,180,624
The Black & Decker Corp.	73,000	5,992,570
The Stanley Works	192,400	8,981,232

		37,327,340

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-105

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Household Products—1.1%
Energizer Holdings, Inc. (b)	113,000	$6,407,100
The Procter & Gamble Co.	223,700	13,301,202

		19,708,302

Industrial Conglomerates—2.6%
General Electric Co.	1,274,430	42,910,058
Textron, Inc.	78,800	5,651,536

		48,561,594

Insurance—3.1%
American International Group, Inc.	229,500	14,219,820
Genworth Financial, Inc. (Class A)	220,100	7,096,024
Prudential Financial, Inc.	120,800	8,161,248
The Allstate Corp.	122,000	6,745,380
The Chubb Corp.	95,900	8,587,845
The Hartford Financial Services Group, Inc.	90,600	6,991,602
W.R. Berkley Corp. (a)	153,950	6,077,946

		57,879,865

Internet & Catalog Retail—0.3%
eBay, Inc. (b)	140,600	5,792,720

IT Services—0.8%
Checkfree Corp. (b)	175,200	6,626,064
Computer Sciences Corp. (b)	182,400	8,629,344

		15,255,408

Machinery—1.6%
Eaton Corp.	130,300	8,280,565
Ingersoll-Rand Co., Ltd. (Class A)	184,200	7,041,966
ITT Industries, Inc.	82,900	9,417,440
PACCAR, Inc.	77,700	5,275,053

		30,015,024

Media—2.5%
Comcast Corp. (Special Class A) (b)	295,600	8,507,368
The McGraw-Hill Cos., Inc.	226,200	10,866,648
The Walt Disney Co.	567,500	13,693,775
Time Warner, Inc.	717,214	12,988,746

		46,056,537

Metals & Mining—0.4%
CONSOL Energy, Inc. (b)	100,300	7,649,881

Multi-Utilities—1.2%
PG&E Corp.	347,400	13,635,450
Sempra Energy	163,000	7,670,780

		21,306,230

Multiline Retail—1.3%
Federated Department Stores, Inc.	104,600	6,994,602
Nordstrom, Inc. (a)	239,800	8,229,936
Target Corp.	164,600	8,547,678

		23,772,216

Security Description	Shares	Value

Oil, Gas & Consumable Fuels—5.5%
ConocoPhillips	350,400	$24,496,464
Devon Energy Corp.	188,200	12,918,048
Exxon Mobil Corp.	540,300	34,330,662
Kerr-McGee Corp.	126,100	12,245,571
Newfield Expolration Co. (b)	219,600	10,782,360
Valero Energy Corp.	69,200	7,823,752

		102,596,857

Paper & Forest Products—0.4%
Georgia-Pacific Corp.	234,100	7,973,446

Pharmaceuticals—4.3%
Johnson & Johnson	270,900	17,142,552
Merck & Co., Inc.	502,300	13,667,583
Pfizer, Inc.	1,160,825	28,985,800
Wyeth	418,000	19,340,860

		79,136,795

Real Estate—0.4%
Simon Property Group, Inc. (REIT)	91,100	6,752,332

Road & Rail—1.1%
Burlington Northern Santa Fe Corp.	202,000	12,079,600
CNF, Inc. (a)	168,400	8,841,000

		20,920,600

Semiconductors & Semiconductor Equipment—2.3%
Emulex Corp. (a) (b)	304,000	6,143,840
Freescale Semiconductor, Inc. (b)	129,850	3,039,789
Freescale Semiconductor, Inc. (Class B) (b)	129,850	3,061,863
Intel Corp.	1,241,000	30,590,650

		42,836,142

Software—2.6%
Microsoft Corp.	1,454,700	37,429,431
Oracle Corp. (b)	796,600	9,869,874

		47,299,305

Specialty Retail—1.3%
AutoNation, Inc. (b)	311,000	6,210,670
Barnes & Noble, Inc. (b)	136,720	5,154,344
The Home Depot, Inc.	350,200	13,356,628

		24,721,642

Textiles, Apparel & Luxury Goods—0.3%
NIKE, Inc. (Class B)	71,300	5,823,784

Thrifts & Mortgage Finance—0.7%
Countrywide Financial Corp.	170,700	5,629,686
Washington Mutual, Inc.	167,200	6,557,584

		12,187,270

Tobacco—1.0%
Altria Group, Inc.	259,600	19,135,116

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-106

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Wireless Telecommunication Services—0.9%
Sprint Nextel Corp.	730,007	$17,359,566

Total Common Stock (Identified Cost $1,114,588,654)		1,208,208,638

Fixed Income—34.7%
Security Description	Face Amount	Value

Aerospace & Defense—0.1%
L-3 Communications Corp. (144A) 6.375%, 10/15/15	$75,000	75,562
Lockheed Martin Corp. 8.500%, 12/01/29 (a)	875,000	1,207,201
Northrop Grumman Corp. 7.125%, 02/15/11	1,000,000	1,105,140
7.750%, 02/15/31 (a)	275,000	355,151

		2,743,054

Asset Backed—3.1%
Ares VIII CLO, Ltd. (144A) 6.491%, 02/26/16 (c)	1,150,000	1,181,153
BMW Vehicle Owner Trust 4.040%, 02/25/09 (c)	5,450,000	5,415,318
Capital Auto Receivables Asset 4.050%, 07/15/09 (c)	4,950,000	4,911,520
Citibank Credit Card Issuance Trust 2.550%, 01/20/09	5,341,000	5,209,419
Countrywide Asset-Backed Certificates 4.980%, 12/25/31 (c)	1,255,343	1,259,199
DaimlerChrysler Auto Owner Trust 3.490%, 12/08/08	6,900,000	6,816,312
Discover Card Master Trust 3.798%, 04/16/10 (c)	6,550,000	6,538,986
Distribution Financial Services Trust 5.670%, 01/17/17	6,470	6,473
Fleet Commercial Loan Master, LLC (144A) 4.690%, 11/16/09 (c)	1,425,000	1,427,839
Ford Credit Auto Owner Trust 4.170%, 01/15/09 (c)	4,975,000	4,948,721
GE Business Loan Trust (144A) 5.068%, 04/15/31 (c)	973,568	1,002,649
Healthcare Finance Group, Inc. (144A) 4.816%, 06/05/07 (c)	1,175,000	1,173,308
5.016%, 06/05/07 (c)	550,000	549,400
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10	377,080	377,080
Knollwood CDO, Ltd. (144A) 7.315%, 02/08/39 (c)	791,862	791,118
Long Beach Mortgage Loan Trust 4.930%, 03/25/34 (c)	1,375,000	1,388,707
MBNA Credit Card Master Note Trust 3.300%, 07/15/10	4,475,000	4,353,608
6.550%, 12/15/08	3,325,000	3,377,548

Fixed Income—(Continued)
Security Description	Face Amount	Value

Asset Backed—(Continued)
Nissan Auto Receivables 2.700%, 12/17/07	$4,247,000	$4,195,404
RBS Capital Trust I 4.709%, 12/29/49 (c)	230,000	221,898
Structured Asset Investment Loan Trust 5.780%, 04/25/33 (c)	1,425,000	1,430,488
Structured Asset Securities Corp. 4.930%, 06/25/32 (c)	683,816	691,491

		57,267,639

Auto Components—0.0%
Briggs & Stratton Corp. 8.875%, 03/15/11	100,000	114,500
Navistar International Corp. 6.250%, 03/01/12	50,000	47,500

		162,000

Automobiles—0.0%
DaimlerChrysler North America Holding Corp. 8.500%, 01/18/31 (a)	395,000	478,227

Building Products—0.0%
Georgia-Pacific Corp. 8.000%, 01/15/24	50,000	55,125

Capital Markets—0.4%
JPMorgan Chase & Co. 5.250%, 05/30/07	2,365,000	2,392,803
5.350%, 03/01/07	4,285,000	4,334,427
Lehman Brothers Holdings, Inc. 4.000%, 01/22/08 (a)	1,375,000	1,356,442

		8,083,672

Commercial Banks—1.7%
Bank of America Corp. 4.500%, 08/01/10	2,740,000	2,711,901
Bank of New York 3.800%, 02/01/08	775,000	761,493
Citigroup, Inc. 3.500%, 02/01/08	9,835,000	9,598,773
First National Bank of Boston 7.375%, 09/15/06	800,000	820,258
HBOS, Plc. 3.750%, 09/30/08	1,780,000	1,737,785
HSBC Bank USA, N.A. 3.870%, 06/07/07	4,650,000	4,605,444
U.S. Bank N.A. 2.850%, 11/15/06	1,400,000	1,370,909
4.400%, 08/15/08	2,375,000	2,362,230
USA Education, Inc. 5.625%, 04/10/07 (a)	925,000	939,246
Wachovia Bank, National Association 4.375%, 08/15/08	2,525,000	2,510,938

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-107

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Wells Fargo & Co. 4.000%, 08/15/08 (a)	$920,000	$905,923
4.200%, 01/15/10	855,000	838,166
4.625%, 08/09/10 (a)	1,710,000	1,701,477

		30,864,543

Commercial Mortgage-Backed Securities—5.1%
Bank of America Commercial Mortgage, Inc.
4.881%, 11/10/42 (c)	3,630,000	3,654,729
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	3,632,461	3,599,342
4.674%, 06/11/41	3,325,000	3,241,122
5.920%, 10/15/36 (c)	2,069,564	2,140,479
Capital Transition Funding, LLC 5.010%, 01/15/10	3,466,872	3,478,493
Chase Commercial Mortgage Securities Corp.
6.025%, 11/18/30	28,344	28,294
Chase Commerical Mortgage Security Corp.
7.319%, 10/15/32	1,575,000	1,729,013
Credit Suisse First Boston Mortgage Trust 4.940%, 12/15/35	4,405,000	4,393,049
7.325%, 04/15/62	3,645,299	3,805,781
GE Capital Commercial Mortgage Corp. 6.269%, 12/10/35	3,440,000	3,680,890
General Electric Commercial Mortgage Corp. 4.578%, 06/10/48	3,480,000	3,417,272
GGP Mall Properties Trust (144A) 5.558%, 11/15/11	2,610,847	2,635,953
GMAC Commercial Mortgage Services, Inc. 7.455%, 08/16/33	3,450,000	3,787,227
Harborview Mortgage Loan Trust 4.099%, 11/19/35 (c)	4,121,199	4,121,199
IMPAC CMB Trust 5.580%, 01/25/33	292,113	292,553
Indymac MBS, Inc. 4.469%, 09/25/35 (c)	5,775,000	5,841,759
JPMorgan Chase Commercial Mortgage Trust 4.738%, 07/15/42	3,475,000	3,396,788
JPMorgan Commercial Mortgage Finance Corp.
6.180%, 10/15/35	291,924	294,007
6.658%, 10/15/35 (c)	175,000	184,084
7.239%, 09/15/29	6,869,000	7,321,927
LB-UBS Commercial Mortgage Trust 3.636%, 08/15/08	2,591,821	2,536,737
4.023%, 09/15/26	2,650,000	2,604,984
4.071%, 09/15/26	2,642,046	2,586,499
5.642%, 12/15/25 (c)	4,058,630	4,143,372
5.934%, 12/15/25	1,600,000	1,663,099
7.950%, 05/15/25 (c)	3,660,000	4,077,939
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	3,648,107	3,794,499
Morgan Stanley Capital I, Inc. 5.910%, 11/15/31	214,700	215,401
6.630%, 07/15/30 (c)	1,025,000	1,073,353
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	3,920,000	4,221,323

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Salomon Brothers Mortgage Securities VII, Inc. (144A)
6.134%, 02/18/34 (c)	$871,402	$885,201
Washington Mutual, Inc. 3.423%, 04/25/33 (c)	4,225,000	4,129,066
3.695%, 05/25/33 (c)	2,700,000	2,621,163

		95,596,597

Communications Equipment—0.1%
TCI Communications, Inc. 7.875%, 02/15/26	1,725,000	2,058,644

Construction & Engineering—0.0%
United Technologies Corp. 8.875%, 11/15/19	250,000	341,494

Containers & Packaging—0.0%
Ball Corp. 6.875%, 12/15/12	680,000	693,600

Diversified Consumer Services—0.0%
Service Corp. International 7.700%, 04/15/09	195,000	204,750

Diversified Financial Services—1.7%
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14 (a)	95,000	105,687
Citigroup, Inc. 4.125%, 02/22/10 (a)	3,150,000	3,075,827
5.500%, 08/09/06	3,710,000	3,743,412
Devon Financing Corp. 7.875%, 09/30/31	530,000	667,419
General Electric Capital Corp. 3.450%, 07/16/07	16,730,000	16,394,580
4.125%, 09/01/09 (a)	2,485,000	2,438,610
5.375%, 03/15/07 (a)	505,000	511,400
Household Finance Corp. 6.400%, 06/17/08	1,985,000	2,070,583
Sprint Capital Corp. 6.875%, 11/15/28 (a)	310,000	342,450
8.750%, 03/15/32	700,000	938,650
Verizon Global Funding Corp. 7.750%, 12/01/30 (a)	805,000	980,714

		31,269,332

Diversified Telecommunication Services—0.1%
AT&T Broadband Corp. 8.375%, 03/15/13 (a)	275,000	325,371
Cincinnati Bell, Inc. 7.250%, 07/15/13 (a)	50,000	53,125
GTE Corp. 6.940%, 04/15/28	100,000	109,315
Qwest Corp. (144A) 7.120%, 06/15/13 (c)	285,000	296,400
SBC Communications, Inc. 6.450%, 06/15/34 (a)	160,000	169,123

		953,334

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-108

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Electric Utilities—0.2%
AES Ironwood, LLC 8.857%, 11/30/25	$131,669	$149,444
Centerpoint Energy, Inc. 7.250%, 09/01/10	345,000	374,571
Dominion Resources, Inc. 7.195%, 09/15/14	625,000	702,411
8.125%, 06/15/10 (a)	1,200,000	1,352,699
Elwood Energy, LLC 8.159%, 07/05/26	260,109	288,721
First Energy Corp. 7.375%, 11/15/31	280,000	328,403
Peco Energy Co. 4.750%, 10/01/12	650,000	633,855
Reliant Energy, Inc. 6.750%, 12/15/14 (a)	5,000	4,912

		3,835,016

Electronic Equipment & Instruments—0.0%
PerkinElmer, Inc. 8.875%, 01/15/13	700,000	766,500

Federal Agencies—13.9%
Federal Home Loan Bank
3.943%, 06/01/34 (c)	9,432,537	9,255,265
4.500%, 05/01/18	5,794,249	5,686,569
4.500%, 05/01/19	2,126,704	2,084,034
4.500%, 12/01/19	897,916	879,901
4.500%, 03/01/20	1,058,446	1,036,832
4.500%, 04/01/20	352,251	345,058
4.500%, 05/01/20	227,471	222,826
5.500%, 07/01/33	4,551,391	4,557,046
Federal Home Loan Mortgage Corp.
3.150%, 06/04/08	7,200,000	6,974,647
4.168%, 02/15/35 (c)	3,867,221	3,859,294
4.500%, 08/01/20	3,231,590	3,166,752
5.000%, 12/15/17	3,760,000	3,757,285
5.000%, 04/01/20	786,876	785,070
5.000%, 05/01/20	1,072,783	1,070,320
5.000%, 07/01/20	2,649,430	2,643,349
5.000%, 09/01/20 (c)	23,200,000	23,146,750
5.000%, 09/01/35	900,000	881,044
5.500%, 10/15/33	3,267,380	3,315,295
5.500%, 03/15/34	5,802,234	5,867,638
5.500%, 05/15/34	5,019,348	5,067,725
5.500%, (30 Year TBA)	2,100,000	2,100,000
Federal National Mortgage Association
2.250%, 02/28/06 (a)	11,525,000	11,446,054
2.350%, 04/29/06	1,025,000	1,014,002
2.750%, 07/23/07	6,375,000	6,193,676
3.000%, 03/02/07	2,745,000	2,692,447
3.020%, 06/01/06	9,925,000	9,831,249
4.000%, 10/16/06	5,050,000	5,029,588
4.000%, 01/26/09	10,000,000	9,831,860
4.130%, 03/25/35 (c)	3,013,742	3,015,391
4.500%, 10/01/18	1,524,387	1,495,374

Security Description	Face Amount	Value

Federal Agencies—(Continued)
4.500%, (15 Year TBA)	$5,300,000	$5,121,592
5.000%, 06/01/23	2,187,128	2,160,270
5.000%, (30 Year TBA)	24,500,000	24,060,502
5.125%, 05/27/15	2,525,000	2,495,753
5.500%, 03/01/19	46,205	46,892
5.500%, 01/01/24	1,294,150	1,302,509
5.500%, 05/25/27	2,097,146	2,119,857
5.500%, 04/25/30	3,813,493	3,863,946
5.500%, 04/01/33	2,883,225	2,884,562
5.500%, 11/01/33	3,781,536	3,783,290
5.500%, 02/01/34	8,198,547	8,202,348
5.500%, 04/01/34	803,934	804,307
5.500%, 05/25/34	3,552,686	3,581,483
5.500%, (15 Year TBA)	30,700,000	31,141,313
6.000%, 02/01/34	4,059,345	4,127,853
6.500%, 01/01/14	788,053	815,674
6.500%, 08/01/16	3,899	4,033
6.500%, 09/01/16	575,571	595,363
6.500%, 02/01/17	117,929	121,984
6.500%, 06/01/18	1,960,055	1,956,246
6.500%, 12/01/29 (c)	1,466,643	1,515,228
7.000%, 12/01/07	124,965	126,867
7.250%, 09/01/07	21,770	22,085
8.500%, 02/01/09	108,899	113,210
9.000%, 04/01/16	4,137	4,386
Government National Mortgage Association
5.000%, 10/20/33	8,216,607	8,118,204
5.500%, 04/15/33	699,590	706,682
6.000%, 02/15/09	170,524	174,335
6.000%, 09/20/33	1,496,722	1,528,692
6.000%, 10/20/33	2,385,770	2,444,920
6.000%, 11/20/33	3,298,107	3,368,555
6.000%, 02/20/34	2,420,021	2,471,805
6.500%, 07/15/14	53,440	55,633
7.500%, 12/15/14	997,121	1,055,850
7.500%, 03/15/32	492,726	523,305

		258,671,874

Food & Staples Retailing—0.0%
Delhaize America, Inc. 9.000%, 04/15/31	315,000	363,617

Food Products—0.1%
Smithfield Foods, Inc. 7.000%, 08/01/11	1,070,000	1,091,400

Foreign Government—0.6%
Federal Republic of Germany
4.000%, 01/04/37 (EUR)	3,525,000	4,591,755
4.750%, 07/04/34 (EUR)	875,000	1,274,271
State of Israel 5.500%, 12/04/23	3,175,000	3,398,603
United Mexican States
8.000%, 12/19/13 (MXN)	5,460,000	489,499
8.000%, 12/07/23 (MXN)	10,390,000	891,238
8.300%, 08/15/31 (a)	650,000	812,500
9.500%, 12/18/14 (MXN)	6,830,000	670,042

		12,127,908

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-109

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Health Care Providers & Services—0.1%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	$375,000	$396,563
Wellpoint, Inc. 5.950%, 12/15/34 (a)	675,000	703,728

		1,100,291

Hotels, Restaurants & Leisure—0.1%
Mashantucket Western Pequot (144A) 5.912%, 09/01/21	100,000	100,578
Mohegan Tribal Gaming Authority 6.125%, 02/15/13	125,000	124,375
Park Place Entertainment Corp. 7.875%, 03/15/10 (a)	949,999	1,033,125
Wynn Las Vegas, LLC 6.625%, 12/01/14 (a)	70,000	66,938

		1,325,016

Household Durables—0.1%
Beazer Homes USA, Inc. 8.375%, 04/15/12	175,000	184,625
D.R. Horton, Inc. 8.500%, 04/15/12	675,000	728,620
K Hovnanian Enterprises, Inc. (144A) 6.250%, 01/15/16	255,000	237,443
Lennar Corp. (144A) 5.600%, 05/31/15	140,000	137,152
Pulte Homes, Inc. 6.000%, 02/15/35 (a)	155,000	140,579

		1,428,419

Independent Power Producers & Energy Traders—0.1%
TXU Corp. 4.800%, 11/15/09 (a) (c)	2,075,000	1,999,277

Insurance—0.2%
Berkshire Hathaway Finanical Corp. 3.375%, 10/15/08	2,850,000	2,751,230
Marsh & McLennan Cos., Inc. 5.750%, 09/15/15	460,000	455,188

		3,206,418

Leisure Equipment & Products—0.0%
K2, Inc. 7.375%, 07/01/14 (a)	280,000	280,000
Movie Gallery, Inc. 11.000%, 05/01/12 (a)	160,000	141,600

		421,600

Media—0.4%
AOL Time Warner, Inc. 6.875%, 05/01/12	1,875,000	2,049,161
Comcast Corp. 5.650%, 06/15/35 (a)	200,000	186,952
7.050%, 03/15/33 (a)	175,000	194,766

Security Description	Face Amount	Value

Media—(Continued)
DIRECTV Holdings, LLC (144A) 6.375%, 06/15/15	$165,000	$163,762
EchoStar DBS Corp. 5.750%, 10/01/08	1,000,000	986,250
News America Holdings, Inc. 6.200%, 12/15/34 (a)	1,515,000	1,517,288
Time Warner, Inc. 6.950%, 01/15/28	365,000	396,613
7.700%, 05/01/32	935,000	1,106,969

		6,601,761

Multiline Retail—0.0%
Federated Department Stores, Inc. 6.790%, 07/15/27	160,000	170,779
The May Deptartment Stores Co. 6.700%, 07/15/34	225,000	235,627
7.875%, 03/01/30	125,000	149,008

		555,414

Office Electronics—0.1%
Sungard Data Systems, Inc. (144A) 9.125%, 08/15/13	120,000	124,350
Xerox Corp. 6.875%, 08/15/11	975,000	1,018,875

		1,143,225

Oil, Gas & Consumable Fuels—0.2%
Anadarko Finance Co. 7.500%, 05/01/31	360,000	442,712
Chesapeake Energy Corp. 6.250%, 01/15/18	415,000	406,700
Dynegy Holdings, Inc. (144A) 10.125%, 07/15/13	375,000	418,125
Enterprise Products Partners, L.P. 5.600%, 10/15/14	650,000	647,713
KCS Energy, Inc. (144A) 7.125%, 04/01/12	75,000	76,875
Newfield Exploration Co. 6.625%, 09/01/14 (a)	770,000	800,800
Northwest Pipeline Corp. 8.125%, 03/01/10	320,000	341,600
Tenaska Alabama Partners, L.P. (144A) 7.000%, 06/30/21	100,000	101,251
Transcontinental Gas Pipe Line 8.875%, 07/15/12	100,000	116,625

		3,352,401

Paper & Forest Products—0.0%
Abitibi-Consolidated Co. 8.375%, 04/01/15 (a)	90,000	88,425

Real Estate—0.5%
American Real Estate Partners 8.125%, 06/01/12	145,000	152,250
American Real Estate Partners (144A) 7.125%, 02/15/13	80,000	80,000

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-110

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Real Estate—(Continued)
EOP Operating, L.P. 6.584%, 04/13/15	$920,000	$1,006,129
6.800%, 01/15/09	3,000,000	3,165,363
Rouse Co. 5.375%, 11/26/13	1,635,000	1,556,662
Simon Property Group, L.P. 7.375%, 01/20/06	2,450,000	2,470,024

		8,430,428

Road & Rail—0.0%
Union Pacific Corp. 7.125%, 02/01/28	425,000	500,105

Semiconductors & Semiconductor Equipment—0.0%
Magnachip Semiconductor S.A. 7.120%, 12/15/11 (c)	150,000	148,500

U.S. Treasury—5.1%
United States Treasury Bonds
5.375%, 02/15/31 (a)	9,420,000	10,553,339
6.250%, 08/15/23 (a)	7,990,000	9,553,978
6.250%, 05/15/30 (a)	4,315,000	5,357,849
8.750%, 08/15/20 (a)	950,000	1,374,940
8.875%, 02/15/19 (a)	5,760,000	8,251,425
United States Treasury Notes
3.125%, 01/31/07 (a)	8,220,000	8,110,189
3.625%, 04/30/07 (a)	21,505,000	21,323,541
4.000%, 09/30/07	19,475,000	19,409,583
4.125%, 08/15/08	1,195,000	1,193,227
4.250%, 08/15/15 (a)	6,515,000	6,474,281
United States Treasury Strip Bonds Zero Coupon, 08/15/25 (a)	7,300,000	2,889,435

		94,491,787

Yankee—0.7%
Crown European Holdings, S.A. 9.500%, 03/01/11 (a)	60,000	65,700
10.875%, 03/01/13 (a)	240,000	278,400
Deutsche Bank AG 3.843%, 03/15/07 (c)	1,475,000	1,468,362
Deutsche Telekom International Finance 8.750%, 06/15/30 (c)	1,150,000	1,484,672
EnCana Corp. 6.500%, 08/15/34	335,000	375,844
Gazstream S.A. (144A) 5.625%, 07/22/13	700,000	703,500
Ispat Inland ULC 9.750%, 04/01/14 (a)	155,000	179,800
Landeskreditbank Baden 4.250%, 09/15/10	2,575,000	2,545,115
Luscar Coal, Ltd. 9.750%, 10/15/11 (a)	100,000	108,000
Rogers Wireless Communications, Inc. 6.375%, 03/01/14 (a)	550,000	552,750
7.500%, 03/15/15 (a)	215,000	231,663
Teck Cominco, Ltd. 6.125%, 10/01/35	425,000	416,766

Security Description	Face Amount	Value

Yankee—(Continued)
Telecom Italia Capital (144A) 4.950%, 09/30/14	$2,075,000	$2,008,044
Vodafone Airtouch, Plc. 7.750%, 02/15/10	1,540,000	1,717,745
Vodafone Group, Plc. 5.000%, 09/15/15 (a)	325,000	322,529

		12,458,890

Total Fixed Income (Identified Cost $644,880,284)		644,880,284

Warrants—0.0%
Security Description	Shares	Value

Commercial Services & Supplies—0.0%
Anacomp, Inc. (Class B) (b)	1	11
Anacomp, Inc. (Class B-C W06) (b)	316	14

Total Warrants (Identified Cost $33,141)		25

TBA Sales Commitments—(0.9)%
Security Description	Face Amount	Value

Federal Agencies—(0.9)%
Federal Home Loan Mortgage Corp. 4.500%, (15 Year TBA)	(3,200,000)	(3,132,998)
Federal National Mortgage Association 5.500%, (30 Year TBA)	(10,100,000)	(10,093,688)
Federal National Mortgage Association 6.000%, (30 Year TBA)	(700,000)	(711,593)
Federal National Mortgage Association 6.500%, (30 Year TBA)	(1,400,000)	(1,440,687)
Government National Mortgage Association
5.500%, (30 Year TBA)	(600,000)	(605,437)

Total TBA Sales Commitments (Identified Cost $(16,066,176))		(15,984,403)

Short Term Investments—3.5%

Discount Notes—1.3%
Federal National Mortgage Association 3.500%, 10/03/05	$24,300,000	24,295,275

U.S. Treasury—2.2%
United States Treasury Bills 3.150%, 11/17/05	40,100,000	39,935,089

Total Short Term Investments (Identified Cost $64,230,364)		64,230,364

Total Investments—102.3% (Identified Cost $1,810,484,638) (d)		1,901,334,908
Liabilities in excess of other assets		(42,667,059)

Total Net Assets—100%		$1,858,667,849

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-111

Metropolitan Series Fund, Inc.

BlackRock Diversified Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $130,680,479 and the collateral received consisted of cash in the amount of $133,062,116 and securities with a market value of $536,333.
(b)	Non-Income Producing.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2005.
(d)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $1,810,484,638 and the composition of unrealized appreciation and depreciation of investment securities was $137,805,082 and $46,954,812, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $18,341,242, which is 1.0% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(MXN)—	Mexican Peso

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/05	Unrealized Appreciation/ Depreciation
Interest Rate Swaps 10 Year Futures	12/19/2005	271	$30,250,971	$29,640,625	$(610,346)
S&P 500 Index Futures	12/15/2005	45	13,850,542	13,885,875	35,333
U.S. Treasury Bonds Futures	12/20/2005	232	26,892,637	26,542,250	(350,387)
U.S. Treasury Notes 2 Year Futures	12/30/2005	52	10,731,614	10,706,313	(25,301)

Futures Contracts Short
Germany Federal Republic 5 Year Bond Futures	12/8/2005	(157)	(22,248,011)	(21,581,407)	666,604
U.S. Treasury Notes 5 Year Futures	12/20/2005	(456)	(49,227,849)	(48,727,875)	499,974
U.S. Treasury Notes 10 Year Futures	12/20/2005	(147)	(16,366,168)	(16,158,516)	207,652

Net Unrealized Appreciation					$423,529

Forward Contracts
Forward Currency Contracts Purchased	Delivery Date	Local Currency Amount	Aggregate Face Value	Total Value	Unrealized Appreciation/ Depreciation
Euro (purchased)	10/20/2005	899,078	$1,106,104	$1,085,176	$(20,928)
Mexican Peso (purchased)	10/26/2005	5,047,849	467,913	465,740	(2,173)
Mexican Peso (purchased)	10/26/2005	5,153,790	478,733	475,515	(3,218)

Forward Currency Contracts Sold
Euro (sold)	10/20/2005	5,335,476	6,464,393	6,439,855	24,538
Mexican Peso (sold)	10/26/2005	29,923,847	2,773,809	2,760,927	12,882

Net Unrealized Appreciation					$11,101

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-112

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—59.6% of Total Net Assets

Security Description	Shares	Value

Aerospace & Defense—1.4%
Lockheed Martin Corp.	50,919	$3,108,096
Northrop Grumman Corp.	31,036	1,686,807
Precision Castparts Corp.	21,400	1,136,340
United Technologies Corp.	23,010	1,192,838

		7,124,081

Automobiles—0.1%
Toyota Motor Corp. (JPY)	10,400	480,859

Beverages—1.0%
Diageo, Plc. (GBP)	92,150	1,330,033
Molson Coors Brewing Co.	9,150	585,692
PepsiCo, Inc.	28,965	1,642,605
The Coca-Cola Co.	28,890	1,247,759

		4,806,089

Biotechnology—0.3%
MedImmune, Inc. (a)	44,210	1,487,667

Building Products—1.2%
Masco Corp.	196,730	6,035,676

Capital Markets—3.5%
Ameriprise Financial, Inc. (a)	6,408	229,406
Franklin Resources, Inc.	15,260	1,281,230
Lehman Brothers Holdings, Inc.	17,040	1,984,819
Mellon Financial Corp.	182,130	5,822,696
Merrill Lynch & Co., Inc.	58,190	3,569,957
Morgan Stanley	24,230	1,306,966
The Goldman Sachs Group, Inc.	24,330	2,958,042
UBS AG (CHF)	5,823	497,371

		17,650,487

Chemicals—1.8%
Air Liquide S.A. (EUR)	1,300	240,229
Air Products & Chemicals, Inc.	30,294	1,670,411
E. I. du Pont de Nemours & Co.	25,551	1,000,833
Nalco Holding Co. (a)	58,280	983,184
PPG Industries, Inc.	32,740	1,937,880
Praxair, Inc.	6,170	295,728
Syngenta AG (CHF)	9,050	952,142
The Dow Chemical Co.	44,600	1,858,482

		8,938,889

Commercial Banks—4.8%
Bank of America Corp.	273,218	11,502,478
PNC Financial Services Group, Inc.	127,250	7,383,045
SunTrust Banks, Inc.	47,910	3,327,349
Wells Fargo & Co.	31,260	1,830,898

		24,043,770

Commercial Services & Supplies—0.2%
Cendant Corp.	61,240	1,263,994

Security Description	Shares	Value

Communications Equipment—1.7%
Cisco Systems, Inc. (a)	44,100	$790,713
Nokia Corp. (ADR)	174,600	2,952,486
Nortel Networks Corp. (a)	1,436,230	4,682,110

		8,425,309

Computers & Peripherals—0.7%
International Business Machines Corp.	12,120	972,266
Sun Microsystems, Inc. (a)	602,490	2,361,761

		3,334,027

Consumer Finance—0.5%
American Express Co.	32,040	1,610,971
Capital One Financial Corp.	9,130	726,018
MBNA Corp.	18,804	463,330

		2,800,319

Containers & Packaging—0.8%
Owens-Illinois, Inc. (a)	180,950	3,731,189
Smurfit-Stone Container Corp. (a)	18,965	196,477

		3,927,666

Diversified Financial Services—2.6%
Citigroup, Inc.	152,218	6,928,963
JPMorgan Chase & Co.	188,918	6,409,988

		13,338,951

Diversified Telecommunication Services—1.8%
SBC Communications, Inc.	55,860	1,338,964
Verizon Communications, Inc.	232,970	7,615,789

		8,954,753

Electric Utilities—1.0%
Entergy Corp.	15,650	1,163,108
Exelon Corp.	22,960	1,226,982
FPL Group, Inc.	3,910	186,116
Pinnacle West Capital Corp.	6,470	285,198
PPL Corp.	48,340	1,562,832
The Southern Co.	13,100	468,456

		4,892,692

Electrical Equipment—0.3%
Cooper Industries, Ltd. (Class A)	10,670	737,724
Emerson Electric Co.	3,320	238,376
Hubbell, Inc. (Class B)	9,700	455,221

		1,431,321

Electronic Equipment & Instruments—0.1%
Samsung Electronics Co., Ltd. (London Traded Shares) (144A) (GDR)	100	28,501
Samsung Electronics Co., Ltd. (U.S. Traded Shares) (144A) (GDR)	1,760	500,720

		529,221

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-113

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Energy Equipment & Services—1.8%
BJ Services Co.	36,520	$1,314,355
Cooper Cameron Corp. (a)	16,050	1,186,576
GlobalSantaFe Corp.	71,085	3,242,898
Noble Corp.	49,200	3,368,232

		9,112,061

Food & Staples Retailing—0.6%
Wal-Mart Stores, Inc.	66,300	2,905,266

Food Products—1.0%
Archer-Daniels-Midland Co.	32,251	795,310
H.J. Heinz Co.	45,230	1,652,704
Kellogg Co.	31,570	1,456,324
Nestle S.A. (CHF)	1,918	564,374
Sara Lee Corp.	33,870	641,836

		5,110,548

Gas Utilities—0.1%
AGL Resources, Inc.	20,280	752,591

Health Care Equipment & Supplies—0.2%
Baxter International, Inc.	7,733	308,315
Boston Scientific Corp. (a)	37,580	878,244

		1,186,559

Health Care Providers & Services—0.4%
Tenet Healthcare Corp. (a)	219,350	2,463,301

Hotels, Restaurants & Leisure—0.3%
International Game Technology	20,430	551,610
McDonald’s Corp.	25,490	853,660

		1,405,270

Household Products—0.4%
Colgate-Palmolive Co.	18,390	970,808
Kimberly-Clark Corp.	19,962	1,188,338

		2,159,146

Independent Power Producers & Energy Traders—0.1%
TXU Corp.	4,940	557,627

Industrial Conglomerates—1.9%
3M Co.	16,020	1,175,227
General Electric Co.	100,505	3,384,004
Tyco International, Ltd.	182,439	5,080,926

		9,640,157

Insurance—2.9%
AFLAC, Inc.	9,570	433,521
Conseco, Inc. (a)	111,370	2,351,021
Genworth Financial, Inc. (Class A)	48,040	1,548,809
Lincoln National Corp.	19,330	1,005,547
The Allstate Corp.	107,876	5,964,464

Security Description	Shares	Value

Insurance—(Continued)
The Chubb Corp.	8,630	$772,816
The Hartford Financial Services Group, Inc.	34,247	2,642,841

		14,719,019

IT Services—0.5%
Accenture, Ltd. (Class A) (a)	95,820	2,439,577

Leisure Equipment & Products—0.3%
Hasbro, Inc.	18,270	359,006
Mattel, Inc.	76,090	1,269,181

		1,628,187

Machinery—1.2%
Deere & Co.	36,350	2,224,620
Illinois Tool Works, Inc.	20,400	1,679,532
Ingersoll-Rand Co., Ltd. (Class A)	11,960	457,231
Sandvik AB (SEK)	6,820	340,395
SPX Corp.	28,290	1,299,925

		6,001,703

Media—3.4%
Knight-Ridder, Inc.	21,010	1,232,867
New York Times Co. (Class A)	18,160	540,260
Reed Elsevier, Plc. (GBP)	72,742	677,065
The Interpublic Group of Cos., Inc. (a)	155,150	1,805,946
The Walt Disney Co.	183,869	4,436,759
Time Warner, Inc.	78,430	1,420,367
Tribune Co.	15,880	538,173
Viacom, Inc. (Class B)	190,962	6,303,656

		16,955,093

Metals & Mining—0.1%
BHP Billiton, Plc. (GBP)	46,400	753,947

Multi-Utilities—1.2%
Calpine Corp. (a)	581,460	1,505,981
Dominion Resources, Inc.	39,040	3,362,906
Public Service Enterprise Group, Inc.	6,690	430,568
Sempra Energy	12,550	590,603

		5,890,058

Multiline Retail—0.3%
Family Dollar Stores, Inc.	86,510	1,718,954

Oil, Gas & Consumable Fuels—5.5%
Amerada Hess Corp.	11,050	1,519,375
BP, Plc. (ADR)	18,871	1,337,011
Chevron Corp.	30,484	1,973,229
ConocoPhillips	70,220	4,909,080
Devon Energy Corp.	81,350	5,583,864
EnCana Corp.	26,720	1,558,043
EOG Resources, Inc.	17,460	1,307,754
Exxon Mobil Corp.	82,358	5,233,027
Total S.A. (ADR)	32,530	4,418,225

		27,839,608

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-114

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Common Stock—(Continued)

Security Description	Shares	Value

Paper & Forest Products—0.7%
Bowater, Inc.	59,510	$1,682,348
International Paper Co.	31,270	931,846
MeadWestvaco Corp.	26,250	725,025

		3,339,219

Personal Products—0.4%
The Estee Lauder Cos., Inc. (Class A)	22,800	794,124
The Gillette Co.	22,800	1,326,960

		2,121,084

Pharmaceuticals—4.1%
Abbott Laboratories	73,430	3,113,432
Eli Lilly & Co.	3,600	192,672
Johnson & Johnson	69,578	4,402,896
Merck & Co., Inc.	209,368	5,696,903
Novartis AG (CHF)	1,706	86,935
Pfizer, Inc.	10,850	270,925
Wyeth	151,650	7,016,845

		20,780,608

Road & Rail—0.4%
Burlington Northern Santa Fe Corp.	17,605	1,052,779
CNF, Inc.	4,180	219,450
Norfolk Southern Corp.	15,500	628,680

		1,900,909

Semiconductors & Semiconductor Equipment—0.3%
Analog Devices, Inc.	32,910	1,222,277
Xilinx, Inc.	14,440	402,154

		1,624,431

Software—1.9%
Compuware Corp. (a)	177,950	1,690,525
Microsoft Corp.	44,253	1,138,630
Oracle Corp. (a)	115,830	1,435,134
Symantec Corp. (a)	238,720	5,409,395

		9,673,684

Specialty Retail—1.9%
Circuit City Stores, Inc.	70,580	1,211,153
Lowe’s Cos., Inc.	10,240	659,456
OfficeMax, Inc.	60,280	1,909,068
The Gap, Inc.	248,180	4,325,777
TJX Cos., Inc.	62,190	1,273,651

		9,379,105

Thrifts & Mortgage Finance—0.5%
Countrywide Financial Corp.	22,290	735,124
Federal Home Loan Mortgage Corp.	7,640	431,354
Federal National Mortgage Association	29,158	1,306,862

		2,473,340

Security Description	Shares	Value

Tobacco—1.2%
Altria Group, Inc.	79,480	$5,858,471

Trading Companies & Distributors—0.1%
Finning International, Inc. (CAD)	20	690
Finning International, Inc. (Restricted Shares) (CAD)	1,070	36,903
W.W. Grainger, Inc.	7,590	477,563

		515,156

Wireless Telecommunication Services—2.1%
Sprint Nextel Corp.	345,000	8,204,100
Vodafone Group, Plc. (ADR)	96,873	2,515,792

		10,719,892

Total Common Stock (Identified Cost $275,860,397)		301,090,342

Fixed Income—38.3%
Security Description	Face Amount	Value

Aerospace & Defense—0.3%
BAE Systems Holdings, Inc. (144A) 5.200%, 08/15/15	$281,000	277,134
6.400%, 12/15/11	381,000	406,193
Northrop Grumman Corp. 7.750%, 02/15/31	510,000	658,644
Raytheon Co. 6.150%, 11/01/08	225,000	233,935

		1,575,906

Asset Backed—0.5%
AESOP Funding, LLC (144A) 2.860%, 08/20/09	220,000	210,023
AmeriCredit Automobile Receivables Co. 2.180%, 07/07/08	182,072	180,819
Capital One Auto Finance Trust 4.790%, 01/15/09	201,409	201,503
Capital One Master Trust 5.450%, 03/16/09	300,000	302,043
Connecticut RRB Special Purpose Trust 6.210%, 12/30/11 (b)	300,000	318,190
Continental Airlines Pass Through 6.648%, 09/15/17	453,324	438,177
Countrywide Asset-Backed Certificates 4.575%, 07/25/35	20,000	19,836
4.823%, 08/25/35	185,000	184,183
Falcon Franchise Loan, LLC (144A) 7.382%, 05/05/10	107,803	112,580
Honda Auto Receivables 3.610%, 12/18/07	163,321	162,715
Residential Asset Mortgage Products, Inc. 3.800%, 07/25/30	91,685	91,298
4.109%, 01/25/29	226,211	222,321
WFS Financial Owner Trust 4.870%, 09/20/09	107,452	107,641

		2,551,329

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-115

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Automobiles—0.1%
Ford Motor Co. 7.450%, 07/16/31	$243,000	$189,540
General Motors Corp. 8.375%, 07/15/33	446,000	347,880

		537,420

Beverages—0.2%
Coca-Cola Co. 5.125%, 09/17/13	200,000	201,902
Miller Brewing Co. (144A) 5.500%, 08/15/13	630,000	645,139

		847,041

Capital Markets—0.4%
Credit Suisse First Boston USA, Inc. 4.125%, 01/15/10	340,000	331,420
4.875%, 08/15/10	306,000	306,217
Merrill Lynch & Co., Inc. 5.450%, 07/15/14	489,000	502,342
Morgan Stanley 4.750%, 04/01/14	32,000	30,872
Morgan Stanley Group, Inc. 6.750%, 04/15/11	316,000	343,757
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	608,000	630,607

		2,145,215

Chemicals—0.1%
The Dow Chemical Co. 5.750%, 12/15/08	108,000	111,696
6.000%, 10/01/12	335,000	354,753

		466,449

Collateralized Mortgage Obligations—1.9%
Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	700,000	731,252
Criimi Mae Commercial Mortgage Trust (144A) 7.000%, 06/02/33	193,000	198,368
CS First Boston Mortgage Securities Corp. 6.380%, 12/16/35	25,000	26,584
6.550%, 01/17/35	250,000	258,224
Deutsche Mortgage & Asset Receiving Corp. 6.538%, 06/15/31	160,494	165,769
General Electric Capital Assurance Co. (144A) 5.743%, 05/12/35	35,000	36,769
Greenwich Capital Commercial Funding Corp. 4.305%, 08/10/42	326,945	320,496
4.915%, 01/05/36 (b)	500,000	498,694
5.317%, 06/10/36 (b)	141,434	144,487
JPMorgan Chase Commercial Mortgage Securities Corp.
4.780%, 07/15/42	330,000	322,784
5.038%, 03/15/46	480,060	481,441
5.383%, 05/15/41 (b)	92,933	94,594

Security Description	Face Amount	Value

Collateralized Mortgage Obligations—(Continued)
Lehman Brothers Commercial Conduit Mortgage Trust
6.480%, 02/18/30	$253,452	$260,437
6.780%, 06/15/31	311,682	330,474
Morgan Stanley Capital I, Inc. 5.150%, 06/13/41	250,000	252,084
5.168%, 01/14/42	199,571	201,693
Morgan Stanley Capital I, Inc. (144A) 0.754%, 11/15/30 (b)	5,822,690	113,376
Mortgage Capital Funding, Inc. 6.337%, 11/18/31	207,502	214,089
Multi-Family Capital Access One, Inc. 6.650%, 01/15/24	45,527	47,378
Residential Asset Mortgage Products, Inc. 4.971%, 09/25/34	204,000	197,726
Small Business Administration Participation Certificates
4.350%, 07/01/23 (b)	39,684	38,728
4.770%, 04/01/24	105,925	105,666
4.950%, 03/01/25	585,319	587,983
4.990%, 09/01/24 (b)	318,560	320,957
5.110%, 08/01/25 (b)	762,000	771,215
5.180%, 05/01/24 (b)	171,901	174,860
5.520%, 06/01/24 (b)	542,422	560,317
Structured Asset Securities Corp. 4.670%, 03/25/35	794,929	784,325
The Bear Stearns Commercial Mortgage Securities, Inc.
4.680%, 08/13/39	150,000	147,473
5.116%, 02/11/41	286,663	288,972
TIAA Retail Commercial Mortgage Trust (144A) 7.170%, 01/15/32	171,135	175,870
Wachovia Bank Commercial Mortgage Trust 4.847%, 10/15/41	470,000	464,306
5.083%, 03/15/42 (b)	488,241	490,166

		9,807,557

Commercial Banks—0.8%
Bank of America Corp. 5.375%, 06/15/14	390,000	401,744
7.400%, 01/15/11	983,000	1,097,778
Bank One Corp. 8.000%, 04/29/27	100,000	127,202
Popular North America, Inc. 4.250%, 04/01/08	472,000	465,870
U.S. Bancorp 7.500%, 06/01/26	400,000	496,899
Wachovia Corp. 5.250%, 08/01/14	789,000	800,063
Wells Fargo Bank, National Association 6.450%, 02/01/11	750,000	807,141

		4,196,697

Commercial Services & Supplies—0.2%
Cendant Corp. 6.875%, 08/15/06	458,000	466,511
USA Waste Services, Inc. 7.000%, 07/15/28	196,000	220,672

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-116

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Services & Supplies—(Continued)
Waste Management, Inc. 7.375%, 08/01/10	$287,000	$315,601

		1,002,784

Construction & Engineering—0.1%
CRH America, Inc. 6.950%, 03/15/12	309,000	339,549

Consumer Finance—0.1%
Dean Witter Discover & Co. 6.750%, 01/01/16	260,000	283,082
SLM Corp. 4.000%, 01/15/09	287,000	281,911

		564,993

Diversified Financial Services—1.5%
Boeing Capital Corp. 6.500%, 02/15/12	926,000	1,009,083
Cadbury Schweppes U.S. Finance (144A) 5.125%, 10/01/13	600,000	599,801
Citigroup, Inc. 5.000%, 09/15/14	1,192,000	1,185,564
DBS Capital Funding Corp. (144A) 7.657%, 03/31/49 (b)	318,000	355,890
Devon Financing Corp. 6.875%, 09/30/11	311,000	341,857
Duke Capital, LLC 8.000%, 10/01/19	375,000	455,332
Ford Motor Credit Co. 4.950%, 01/15/08	170,000	161,778
5.700%, 01/15/10	484,000	439,671
Foster’s Finance Corp. (144A) 5.875%, 06/15/35	352,000	344,989
General Electric Capital Corp. 5.450%, 01/15/13	250,000	258,812
6.750%, 03/15/32	424,000	498,721
General Motors Acceptance Corp. 5.850%, 01/14/09	353,000	328,708
7.250%, 03/02/11	212,000	197,136
JPMorgan Chase & Co. 5.125%, 09/15/14	498,000	496,747
MidAmerican Funding, LLC 6.927%, 03/01/29	100,000	113,988
Sprint Capital Corp. 6.875%, 11/15/28	329,000	363,438
TCI Communications Financing III 9.650%, 03/31/27	308,000	337,297

		7,488,812

Diversified Telecommunication Services—0.3%
BellSouth Corp. 6.550%, 06/15/34	360,000	386,960
SBC Communications, Inc. 5.100%, 09/15/14	325,000	322,047

Security Description	Face Amount	Value

Diversified Telecommunication Services—(Continued)
6.150%, 09/15/34	$170,000	$173,971
Verizon New York, Inc. 6.875%, 04/01/12	702,000	750,998

		1,633,976

Electric Utilities—0.4%
Exelon Generation Co., LLC 6.950%, 06/15/11	518,000	564,954
FirstEnergy Corp. (Series B) 6.450%, 11/15/11	538,000	572,843
Niagara Mohawk Power Corp. 7.750%, 05/15/06	68,000	69,376
Oncor Electric Delivery Co. 7.000%, 09/01/22	434,000	486,146
PPL Energy Supply, LLC 6.400%, 11/01/11	100,000	107,369
PSE&G Power, LLC 6.950%, 06/01/12	155,000	169,100
8.625%, 04/15/31	200,000	259,609
Virginia Electric & Power Co. 5.375%, 02/01/07	45,000	45,390

		2,274,787

Energy Equipment & Services—0.4%
Halliburton Co. 5.500%, 10/15/10	402,000	415,127
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	327,000	352,708
7.125%, 03/15/12	150,000	165,909
7.750%, 03/15/32	53,000	64,407
MidAmerican Energy Holdings Co. 3.500%, 05/15/08	150,000	144,874
5.875%, 10/01/12	500,000	521,703
System Energy Resources, Inc. (144A) 5.129%, 01/15/14	171,689	167,998
United Energy Distribution Holdings, Ltd. (144A) 5.450%, 04/15/16	50,000	51,543

		1,884,269

Federal Agencies—17.2%
Federal Home Loan Bank 3.250%, 07/21/06	740,000	733,790
3.750%, 09/28/06	2,355,000	2,338,169
3.900%, 02/25/08	285,000	281,643
4.500%, 01/01/19	237,258	232,740
4.500%, 02/01/20	323,851	317,353
5.000%, 06/01/18	65,411	65,285
5.000%, 12/01/18	158,397	158,092
5.000%, 02/01/19	245,711	245,155
5.000%, 04/01/34	157,634	154,505
5.000%, 08/01/35	39,823	38,985
5.500%, 01/01/19	189,558	192,387
5.500%, 04/01/19	21,480	21,800

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-117

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 06/01/19	$21,033	$21,347
5.500%, 07/01/19	36,247	36,788
5.500%, 12/01/19	108,211	109,826
5.500%, 08/01/25	258,890	260,555
5.500%, 09/01/25	195,000	196,254
5.500%, 12/01/33	220,265	220,494
5.500%, 01/01/34	158,743	158,909
5.500%, 04/01/34	103,927	103,988
5.500%, 11/01/34	120,902	120,973
6.000%, 04/01/16	65,969	67,804
6.000%, 04/01/17	94,262	96,885
6.000%, 05/01/17	34,065	35,013
6.000%, 06/01/17	54,557	56,075
6.000%, 07/01/17	56,064	57,624
6.000%, 10/01/17	71,286	73,270
6.000%, 08/01/19	275,853	283,419
6.000%, 09/01/19	109,808	112,820
6.000%, 11/01/19	54,846	56,368
6.000%, 02/01/23	184,500	188,908
6.000%, 04/01/34	92,023	93,640
6.000%, 07/01/34	449,942	457,847
6.000%, 08/01/34	2,055,342	2,091,453
6.000%, 09/01/34	104,531	106,367
6.500%, 05/01/34	84,868	87,276
6.500%, 06/01/34	107,201	110,243
6.500%, 08/01/34	368,204	378,653
6.500%, 10/01/34	451,363	464,611
Federal Home Loan Mortgage Corp. 3.750%, 11/15/06	419,000	416,055
4.125%, 11/18/09	245,000	241,361
4.125%, 07/12/10	787,000	774,118
4.500%, 08/01/19	90,108	88,300
4.500%, 04/01/35	310,547	295,486
4.875%, 11/15/13	3,637,000	3,695,919
5.000%, 12/01/17	48,970	48,892
5.000%, 09/01/33	579,233	568,242
5.000%, 11/01/33	268,182	263,093
5.000%, 05/01/35	198,438	194,259
5.500%, 08/01/19	97,160	98,610
5.500%, 02/01/20	43,797	44,449
5.500%, 06/01/25	542,142	545,628
5.500%, 07/01/25	197,988	199,261
5.500%, 05/01/33	169,420	169,597
5.500%, 05/01/35	53,605	53,632
5.500%, 09/01/35	154,426	154,503
6.000%, 07/01/35	243,779	248,060
6.000%, 08/01/35	318,371	323,963
Federal National Mortgage Association 3.000%, 03/02/07	585,000	573,800
3.250%, 07/31/06	350,000	346,955
4.010%, 08/01/13	42,095	40,057
4.500%, 04/01/18	122,643	120,309
4.500%, 06/01/18	236,816	232,309
4.500%, 07/01/18	1,263,630	1,239,579
4.500%, 06/01/19	1,802,803	1,766,629

Security Description	Face Amount	Value

Federal Agencies—(Continued)
4.500%, 04/01/20	$399,776	$391,755
4.500%, 02/01/35	172,705	164,832
4.500%, 03/01/35	450,717	429,759
4.518%, 05/01/14 (b)	366,250	359,337
4.625%, 10/15/14	538,000	538,172
4.630%, 04/01/14	103,859	102,209
4.845%, 06/01/13	96,809	96,668
4.846%, 08/01/14 (b)	246,598	246,955
4.880%, 03/01/20	283,576	283,890
4.925%, 04/01/15 (b)	673,810	677,902
5.000%, 11/01/17	54,102	54,019
5.000%, 02/01/18	224,977	224,629
5.000%, 11/01/18	99,806	99,612
5.000%, 12/01/18	233,183	232,729
5.000%, 06/01/19	2,310,928	2,305,665
5.000%, 07/01/19	781,584	779,805
5.000%, 09/01/19	205,036	204,569
5.000%, 11/01/19	338,695	337,924
5.000%, 12/01/19	101,687	101,456
5.000%, 01/01/20	115,797	115,531
5.000%, 05/01/20	188,391	187,959
5.000%, 11/01/33	578,167	567,327
5.000%, 03/01/34	142,830	140,018
5.000%, 04/01/34	586,663	575,114
5.000%, 05/01/34	166,418	163,142
5.000%, 06/01/34	130,697	128,124
5.000%, 08/01/34	174,660	171,222
5.000%, 09/01/34	740,697	726,115
5.000%, 06/01/35	137,113	134,251
5.000%, 07/01/35	222,368	217,727
5.000%, 08/01/35	303,038	296,712
5.250%, 04/15/07	1,866,000	1,889,493
5.500%, 11/01/17	164,300	166,774
5.500%, 12/01/17	343,152	348,319
5.500%, 01/01/18	112,313	114,004
5.500%, 02/01/18	93,628	95,021
5.500%, 12/01/18	405,897	411,933
5.500%, 06/01/19	1,034,474	1,049,826
5.500%, 07/01/19	366,256	371,691
5.500%, 08/01/19	150,022	152,249
5.500%, 09/01/19	185,434	188,186
5.500%, 11/01/19	116,435	118,162
5.500%, 05/01/25	288,752	290,429
5.500%, 06/01/25	193,200	194,322
5.500%, 02/01/33	190,143	190,231
5.500%, 04/01/33	353,428	353,591
5.500%, 05/01/33	73,058	73,091
5.500%, 06/01/33	817,847	818,226
5.500%, 07/01/33	486,019	486,245
5.500%, 11/01/33	793,898	794,266
5.500%, 12/01/33	69,088	69,120
5.500%, 01/01/34	583,740	584,010
5.500%, 02/01/34	381,020	381,197
5.500%, 03/01/34	79,735	79,757
5.500%, 04/01/34	158,865	158,877

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-118

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 05/01/34	$978,619	$978,690
5.500%, 06/01/34	4,212,840	4,213,145
5.500%, 07/01/34	2,427,932	2,428,109
5.500%, 08/01/34	475,254	475,288
5.500%, 09/01/34	1,912,421	1,912,562
5.500%, 10/01/34	1,570,444	1,570,559
5.500%, 11/01/34	4,044,200	4,044,492
5.500%, 12/01/34	1,690,201	1,690,323
5.500%, 01/01/35	759,857	759,914
5.500%, 02/01/35	189,855	189,831
5.500%, 04/01/35	403,705	403,654
5.500%, 05/01/35	153,714	153,695
5.500%, 07/01/35	46,544	46,538
5.500%, 08/01/35	306,640	306,601
5.500%, 09/01/35	110,000	109,986
5.500%, 10/01/35	90,000	89,989
6.000%, 05/15/08	728,000	755,953
6.000%, 05/15/11	426,000	455,748
6.000%, 04/01/16	148,620	152,921
6.000%, 12/01/16	43,904	45,169
6.000%, 02/01/17	106,860	109,939
6.000%, 03/01/17	418,525	430,654
6.000%, 08/01/17	140,046	144,079
6.000%, 09/01/17	600,495	617,791
6.000%, 03/01/18	116,268	119,617
6.000%, 11/01/18	727,681	748,651
6.000%, 01/01/23	147,948	151,395
6.000%, 04/01/34	944,671	960,667
6.000%, 05/01/34	100,606	102,310
6.000%, 06/01/34	918,917	934,477
6.000%, 07/01/34	801,075	814,638
6.000%, 08/01/34	2,379,596	2,419,889
6.000%, 11/01/34	153,586	156,187
6.000%, 12/01/34	68,952	70,119
6.000%, 04/01/35	104,490	106,260
6.500%, 05/01/08	643,415	664,126
6.500%, 11/01/28	179,880	185,783
6.500%, 07/01/31	24,969	25,740
6.500%, 09/01/31	191,052	196,957
6.500%, 07/01/32	432,124	445,980
6.500%, 08/01/32	211,221	217,635
6.500%, 01/01/33	14,110	14,538
6.500%, 03/01/34	65,114	67,024
6.500%, 04/01/34	1,243,793	1,280,195
6.500%, 06/01/34	112,054	115,340
6.500%, 07/01/34	138,501	142,562
6.625%, 09/15/09	804,000	863,996
6.625%, 11/15/10	3,400,000	3,717,791
7.000%, 02/01/16	160,238	167,493
7.500%, 11/01/31	37,306	39,482
7.500%, 02/01/32	29,115	30,814
Financing Corp. (FICO) 9.650%, 11/02/18	120,000	175,248
Government National Mortgage Association 4.500%, 07/20/33	54,200	51,921
4.500%, 09/15/33	216,772	208,738

Security Description	Face Amount	Value

Federal Agencies—(Continued)
4.500%, 09/20/33	$98,948	$94,786
4.500%, 12/20/34	93,141	89,195
5.000%, 06/15/34	252,418	249,947
5.000%, 06/15/35	134,502	133,178
5.500%, 11/15/32	217,772	220,042
5.500%, 08/15/33	955,220	964,904
5.500%, 09/15/34	1,519,363	1,534,221
6.000%, 12/15/28	302,856	310,653
6.000%, 12/15/31	351,390	360,028
6.000%, 03/15/32	14,852	15,216
6.000%, 01/15/33	291,574	298,712
6.000%, 02/15/33	16,398	16,799
6.000%, 04/15/33	262,430	268,855
6.000%, 08/15/33	13,210	13,533
6.000%, 07/15/34	573,065	587,117
6.500%, 08/15/28	41,196	42,959
6.500%, 10/15/28	159,560	166,389
6.500%, 12/15/28	85,943	89,624
6.500%, 05/15/32	37,559	39,079
6.500%, 08/15/34	18,679	19,435
7.500%, 12/15/23	188,129	201,052
7.500%, 06/15/24	78,500	83,738
U.S. Department of Housing & Urban Development
7.498%, 08/01/11	98,000	107,876

		87,193,070

Food & Staples Retailing—0.2%
The Kroger Co. 6.750%, 04/15/12	560,000	601,382
Wal-Mart Stores, Inc. 5.250%, 09/01/35	482,000	466,448

		1,067,830

Food Products—0.1%
General Mills, Inc. 6.000%, 02/15/12	23,000	24,360
Kraft Foods, Inc. 6.250%, 06/01/12	349,000	372,665

		397,025

Foreign Government—0.2%
Arab Republic of Egypt 4.450%, 09/15/15	403,000	396,947
State of Israel 4.625%, 06/15/13	95,000	92,045
United Mexican States 6.625%, 03/03/15	600,000	651,900

		1,140,892

Health Care Providers & Services—0.1%
HCA, Inc. 6.950%, 05/01/12	314,000	322,991
8.750%, 09/01/10	81,000	89,457

		412,448

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-119

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Independent Power Producers & Energy Traders—0.0%
TXU Energy Co. 7.000%, 03/15/13	$136,000	$147,645

Insurance—0.7%
ACE INA Holdings, Inc. 5.875%, 06/15/14	450,000	457,781
American International Group, Inc. 4.250%, 05/15/13	847,000	808,716
Everest Reinsurance Holdings, Inc. 8.750%, 03/15/10	100,000	114,514
Fund American Cos., Inc. 5.875%, 05/15/13	105,000	105,019
Genworth Financial, Inc. 5.750%, 06/15/14	235,000	246,262
Prudential Financial, Inc. 4.500%, 07/15/13	300,000	290,421
5.100%, 09/20/14	691,000	691,545
Prudential Funding Corp. (144A) 6.600%, 05/15/08	131,000	138,010
The Allstate Corp. 5.550%, 05/09/35	370,000	357,061
The St. Paul Travelers Cos., Inc. 5.750%, 03/15/07	85,000	85,758
Travelers Property Casualty Corp. 6.375%, 03/15/33	56,000	58,112

		3,353,199

Machinery—0.1%
Kennametal, Inc. 7.200%, 06/15/12	357,000	390,393

Media—0.5%
Cox Communications, Inc. 4.625%, 06/01/13	475,000	449,469
Hearst-Argyle Television, Inc. 7.500%, 11/15/27	200,000	216,596
News America Holdings, Inc. 6.200%, 12/15/34	295,000	295,445
7.750%, 01/20/24	125,000	143,391
8.500%, 02/23/25	150,000	184,875
The Walt Disney Co. 6.375%, 03/01/12	312,000	335,131
6.750%, 03/30/06	137,000	138,539
Time Warner Entertainment Co., L.P. 8.375%, 07/15/33	600,000	751,123

		2,514,569

Metals & Mining—0.1%
Alcan, Inc. 5.750%, 06/01/35	257,000	252,668

Multi-Utilities—0.3%
Centerpoint Energy Resources Corp. 7.875%, 04/01/13	191,000	220,336

Security Description	Face Amount	Value

Multi-Utilities—(Continued)
Dominion Resources, Inc. 5.150%, 07/15/15	$356,000	$348,537
DTE Energy Co. 7.050%, 06/01/11	308,000	335,676
Pacific Gas & Electric Co. 4.800%, 03/01/14	427,000	417,513

		1,322,062

Oil, Gas & Consumable Fuels—0.2%
Amerada Hess Corp. 7.300%, 08/15/31	150,000	174,998
Ocean Energy, Inc. 7.250%, 10/01/11	200,000	222,735
Pemex Project Funding Master Trust 8.625%, 02/01/22	127,000	155,257
9.125%, 10/13/10	125,000	146,250
Tosco Corp. 7.625%, 05/15/06	100,000	101,793
Valero Energy Corp. 6.875%, 04/15/12	286,000	314,459

		1,115,492

Paper & Forest Products—0.1%
MeadWestvaco Corp. 6.800%, 11/15/32	166,000	174,479
6.850%, 04/01/12	35,000	38,165
Weyerhaeuser Co. 6.750%, 03/15/12	377,000	407,369

		620,013

Pharmaceuticals—0.1%
Wyeth 5.500%, 03/15/13 (b)	388,000	397,917

Real Estate—0.6%
Boston Properties, Inc. (REIT) 5.000%, 06/01/15	200,000	195,054
EOP Operating, L.P. 6.763%, 06/15/07	175,000	180,280
6.800%, 01/15/09	635,000	670,002
8.375%, 03/15/06	175,000	178,032
HRPT Properties Trust (REIT) 6.250%, 08/15/16	328,000	344,295
Simon Property Group L.P. (REIT) 5.100%, 06/15/15	208,000	203,879
6.375%, 11/15/07	309,000	318,188
Vornado Realty, L.P. (REIT) 4.750%, 12/01/10	182,000	179,078
5.625%, 06/15/07	650,000	655,418

		2,924,226

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-120

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Road & Rail—0.2%
CSX Corp. 6.750%, 03/15/11	$159,000	$172,286
Norfolk Southern Corp. 7.050%, 05/01/37	360,000	430,239
Union Pacific Corp. 5.375%, 05/01/14	299,000	305,090
6.125%, 01/15/12	108,000	114,567

		1,022,182

Specialty Retail—0.0%
Lowe’s Cos., Inc. 7.500%, 12/15/05	185,000	186,110

Thrifts & Mortgage Finance—0.0%
Countrywide Home Loans, Inc. 5.500%, 08/01/06	167,000	168,347

U.S. Treasury—9.3%
United States Treasury Bonds 5.375%, 02/15/31	1,162,000	1,301,803
6.250%, 08/15/23	5,363,000	6,412,764
7.500%, 11/15/16	290,000	367,054
7.875%, 02/15/21	350,000	476,082
8.000%, 11/15/21	434,000	600,785
8.875%, 02/15/19	281,000	402,543
9.875%, 11/15/15	450,000	649,547
10.375%, 11/15/12	337,000	378,888
United States Treasury Notes 3.000%, 11/15/07	682,000	666,015
3.125%, 04/15/09	2,000,000	1,929,922
3.250%, 08/15/07	246,000	242,003
3.500%, 11/15/06	315,000	312,822
4.000%, 06/15/09	108,000	107,258
4.375%, 05/15/07 (b)	586,000	587,946
4.750%, 11/15/08	86,000	87,381
4.750%, 05/15/14	370,000	381,187
5.000%, 02/15/11	97,000	100,573
5.500%, 02/15/08	753,000	775,825
5.625%, 05/15/08	19,919,000	20,621,603
5.750%, 11/15/05	982,000	984,570
5.875%, 11/15/05	450,000	451,195
6.625%, 05/15/07	1,292,000	1,342,115
7.000%, 07/15/06	3,183,000	3,252,628
United States Treasury Notes (TII) 3.000%, 07/15/12	2,076,493	2,259,645
4.250%, 01/15/10	1,672,157	1,870,399

		46,562,553

Wireless Telecommunication Services—0.3%
AT&T Wireless Services, Inc. 7.350%, 03/01/06	73,000	73,848
8.750%, 03/01/31	775,000	1,046,093
Cingular Wireless, LLC (144A) 6.500%, 12/15/11	250,000	270,877

		1,390,818

Security Description	Face Amount	Value

Yankee—0.7%
Consumers International, Inc. 10.250%, 04/01/49 (c) (d)	$50,000	$0
Deutsche Telekom International Finance 8.750%, 06/15/30 (b)	489,000	631,308
EnCana Holdings Finance Corp. 5.800%, 05/01/14	335,000	352,817
France Telecom S.A. 7.750%, 03/01/11 (b)	134,000	152,153
Hydro-Quebec 6.300%, 05/11/11	350,000	378,094
Mizuho Financial Group Cayman, Ltd. (144A) 5.790%, 04/15/14	279,000	290,608
Norsk Hydro A/S 7.750%, 06/15/23	100,000	127,370
PCCW-HKTC Capital, Ltd. (144A) 6.000%, 07/15/13	129,000	133,288
Telecom Italia Capital S.A. 5.250%, 11/15/13	208,000	206,525
Telecom Italia Capital S.A. (144A) 6.000%, 09/30/34	244,000	239,106
TransCanada Pipelines, Ltd. 7.150%, 06/15/06	375,000	381,809
Tyco International Group S.A. 6.750%, 02/15/11	308,000	332,673
UFJ Finance Aruba AEC 6.750%, 07/15/13	360,000	395,300

		3,621,051

Total Fixed Income (Identified Cost $192,947,782)		193,517,294

Preferred Stock—0.1%
Security Description	Shares	Value

Diversified Financial Services—0.1%
RBS Capital Trust II (b) 6.425%	300,000	317,681

Total Preferred Stock (Identified Cost $300,000)		317,681

Short Term Investments—1.7%
Security Description	Face Amount	Value

Commercial Paper—1.7%
Cargill, Inc. 3.850%, 10/03/05	$8,719,000	8,717,135

Total Short Term Investments (Identified Cost $8,717,135)		8,717,135

Total Investments—99.7% (Identified Cost $477,825,314) (e)		503,642,452
Other assets less liabilities		1,832,467

Total Net Assets—100%		$505,474,919

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-121

Metropolitan Series Fund, Inc.

MFS Total Return Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

(a)	Non-Income Producing.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2005.
(c)	Zero Valued Security.
(d)	Non-Income Producing; Defaulted Bond.
(e)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $477,825,314 and the composition of unrealized appreciation and depreciation of investment securities was $38,090,448 and $12,273,310, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $5,296,783, which is 1.05% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(GDR)—	Global Depository Receipt.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TII)—	A Treasury Inflation Index is a security with a fixed interest rate and the principal is adjusted for inflation. At maturity, the security will be redeemed at the greater of the inflation adjusted principal or par amount at original issue.
(CAD)—	Canadian Dollar
(CHF)—	Swiss Franc
(EUR)—	Euro
(GBP)—	British Pound
(JPY)—	Japanese Yen
(SEK)—	Swedish Krona

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-122

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—100.7%

Security Description	Face Amount	Value

Aerospace & Defense—0.3%
Lockheed Martin Corp. 8.500%, 12/01/29	$425,000	$586,355
Northrop Grumman Corp. 4.079%, 11/16/06	600,000	596,883
7.125%, 02/15/11	1,500,000	1,657,710
7.750%, 02/15/31	410,000	529,498

		3,370,446

Asset Backed—8.0%
Ares VIII CLO, Ltd. (144A) 6.491%, 02/26/16 (a)	1,600,000	1,643,344
Asset Backed Funding Corp. (144A) 4.450%, 05/25/34	370,493	368,168
BMW Vehicle Owner Trust 4.040%, 02/25/09 (a)	8,250,000	8,197,499
Capital Auto Receivables Asset 4.050%, 07/15/09 (a)	7,775,000	7,714,559
Centex Home Equity Loan Trust 5.880%, 12/25/32 (a)	2,600,000	2,629,320
Citibank Credit Card Issuance Trust 6.650%, 05/15/08	1,000,000	1,013,328
DaimlerChrysler Auto Owner Trust 3.490%, 12/08/08	10,350,000	10,224,468
Discover Card Master Trust I 3.878%, 11/17/09 (a)	9,850,000	9,866,195
Distribution Financial Services Trust 5.670%, 01/17/17	145,573	145,650
Ford Credit Auto Owner Trust 3.480%, 11/15/08 (a)	9,100,000	8,994,657
4.170%, 01/15/09	7,700,000	7,659,326
Hedged Mutual Fund Fee Trust (144A) 5.220%, 11/30/10 (a)	578,191	578,191
Knollwood CDO, Ltd. (144A) 6.760%, 02/08/39 (a)	1,091,486	1,090,460
Long Beach Asset Holdings Corp. (144A) 4.940%, 06/25/34	119,139	118,937
MBNA Credit Card Master Note Trust 3.300%, 07/15/10	6,715,000	6,532,844
4.950%, 06/15/09	4,000,000	4,028,592
6.550%, 12/15/08	1,350,000	1,371,335
7.000%, 02/15/12	1,125,000	1,222,411
Option One Mortgage Loan Trust 4.580%, 01/25/33 (a)	2,425,000	2,439,334
RBS Capital Trust I 4.709%, 12/29/49 (a)	375,000	361,790
Structured Asset Investment Loan Trust 5.780%, 04/25/33 (a)	3,900,000	3,915,690
USAA Auto Owner Trust 3.160%, 02/17/09	4,300,000	4,237,241

		84,353,339

Auto Components—0.1%
Briggs & Stratton Corp. 8.875%, 03/15/11	1,100,000	1,259,500

Security Description	Face Amount	Value

Automobiles—0.1%
DaimlerChrysler North America Holding Corp. 8.500%, 01/18/31	$590,000	$714,314
Navistar International Corp. 6.250%, 03/01/12	75,000	71,250

		785,564

Building Products—0.0%
Georgia-Pacific Corp. 8.000%, 01/15/24	85,000	93,712

Capital Markets—0.2%
Lehman Brothers Holdings, Inc. 4.000%, 01/22/08	1,987,000	1,960,181

Commercial Banks—9.2%
Allstate Financial Global Funding, LLC (144A) 5.250%, 02/01/07	1,500,000	1,509,305
Atlantic Marine Corps Communities (144A) 5.343%, 12/01/50	150,000	150,000
Bank of America Corp. 4.500%, 08/01/10	4,320,000	4,275,698
Bank of New York 3.800%, 02/01/08	1,250,000	1,228,214
Barclays Bank, Plc. (144A) 6.860%, 09/29/49 (a)	375,000	416,640
Berkshire Hathaway Financial Corp. 4.125%, 01/15/10	4,575,000	4,480,105
Citigroup, Inc. 3.500%, 02/01/08	17,715,000	17,289,503
5.850%, 12/11/34	525,000	549,148
DEPFA ACS Bank (144A) 4.250%, 08/16/10	5,700,000	5,631,977
Deutsche Bank AG 3.843%, 03/15/07 (a)	2,225,000	2,214,987
First National Bank of Boston 7.375%, 09/15/06	1,750,000	1,794,314
General Electric Capital Corp. 3.125%, 11/09/06	4,850,000	4,773,520
4.125%, 09/01/09	9,650,000	9,469,854
HBOS, Plc. (144A) 3.500%, 11/30/07	1,850,000	1,808,773
HSBC Bank USA, N.A. 3.870%, 06/07/07	7,450,000	7,378,614
Huntington National Bank 2.750%, 10/16/06	675,000	662,654
Landeskreditbank Baden 4.250%, 09/15/10	4,125,000	4,077,125
Liberty Mutual Group, Inc. (144A) 6.500%, 03/15/35	750,000	695,570
Marsh & McLennan Cos, Inc. 5.750%, 09/15/15	760,000	752,050
Monumental Global Funding II (144A) 3.450%, 11/30/07	1,600,000	1,569,475
Nationwide Building Society 2.625%, 01/30/07	1,325,000	1,292,482

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-123

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Nationwide Building Society (144A) 4.250%, 02/01/10	$1,370,000	$1,341,345
Prudential Financial, Inc. 5.400%, 06/13/35	775,000	738,639
Simon Debartolo Group, L.P. 6.875%, 11/15/06	4,150,000	4,212,723
Sumitomo Mitsui Bank Corp. (144A) 5.625%, 12/31/49 (a)	1,400,000	1,393,269
U.S. Bank N.A. 2.850%, 11/15/06	2,200,000	2,154,286
4.400%, 08/15/08	3,850,000	3,829,299
USA Education, Inc. 5.625%, 04/10/07	1,400,000	1,421,561
Wachovia Bank, National Association 4.375%, 08/15/08	4,275,000	4,251,193
Wells Fargo & Co. 4.000%, 08/15/08	1,465,000	1,442,584
4.200%, 01/15/10	1,335,000	1,308,715
4.625%, 08/09/10	2,765,000	2,751,219

		96,864,841

Commercial Mortgage-Backed Securities—15.4%
Bank of America Commercial Mortgage, Inc. 4.621%, 07/10/43	5,225,000	5,114,346
Bear Stearns Commercial Mortgage Securities, Inc.
4.361%, 06/11/41	5,381,423	5,332,359
7.080%, 06/15/09	2,075,000	2,220,953
Capital Transition Funding, LLC 5.010%, 01/15/10	5,200,308	5,217,739
Chase Commerical Mortgage Security Corp. 7.319%, 10/15/32	2,370,000	2,601,752
Cheyne Investment Grade CDO I (144A) 5.610%, 09/26/09 (a)	1,825,000	1,788,500
Credit Suisse First Boston Mortgage Trust 4.940%, 12/15/35	7,295,000	7,275,209
General Electric Commercial Mortgage Corp. 4.578%, 06/10/48	5,200,000	5,106,268
GGP Mall Properties Trust (144A) 5.558%, 11/15/11	3,962,893	4,001,000
GMAC Commercial Mortgage Services, Inc. 7.455%, 08/16/33	5,150,000	5,653,397
GS Mortgage Securities Corp. 4.751%, 07/10/39	5,100,000	5,003,177
Harborview Mortgage Loan Trust 4.099%, 11/19/35 (a)	6,668,849	6,668,849
Indymac MBS, Inc. 4.469%, 09/25/35 (a)	9,375,000	9,483,375
Irwin Land, LLC 5.400%, 12/15/47	1,650,000	1,597,217
JPMorgan Commercial Mortgage Finance Corp.
5.857%, 10/12/35	5,710,000	5,980,439
6.507%, 10/15/35	5,385,000	5,613,632
7.239%, 09/15/29	2,300,000	2,451,657
LB-UBS Commercial Mortgage Trust 3.881%, 08/15/29 (a)	4,109,230	4,028,102

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
4.071%, 09/15/26	$4,772,728	$4,672,385
4.559%, 07/17/12 (a)	4,075,000	4,012,166
5.642%, 12/15/25	8,556,031	8,734,677
7.950%, 05/15/25 (a)	5,480,000	6,105,767
LB-UBS Commercial Mortgage Trust (144A) 6.155%, 07/14/16	3,100,035	3,224,433
Morgan Stanley Capital I, Inc. (144A) 7.220%, 05/15/07	2,205,435	2,265,002
Morgan Stanley Capital, Inc. 6.210%, 11/15/31	1,525,000	1,579,767
Mortgage Capital Funding, Inc. 6.423%, 06/18/30	5,149,155	5,323,002
NationsLink Funding Corp. 6.476%, 08/20/30	1,611,414	1,674,174
6.795%, 08/20/30	1,325,000	1,394,505
Nomura Asset Securities Corp. 6.590%, 03/15/30	4,825,000	5,038,490
Salomon Brothers Commercial Mortgage Trust 6.592%, 12/18/33	5,750,000	6,136,900
Salomon Brothers Mortgage Securities VII, Inc. 6.499%, 10/13/11	5,860,000	6,310,447
Salomon Brothers Mortgage Securities VII, Inc. (144A) 6.134%, 02/18/34	508,547	516,600
Wachovia Bank Commercial Mortgage Trust 3.477%, 08/15/41 (a)	4,107,946	4,015,408
4.935%, 04/15/42	4,950,000	4,913,946
Washington Mutual, Inc. 3.423%, 04/25/33 (a)	5,875,000	5,741,601
3.695%, 05/25/33 (a)	4,750,000	4,611,306
4.515%, 06/25/33 (a)	1,690,236	1,680,631

		163,089,178

Construction & Engineering—0.1%
United Technologies Corp. 8.875%, 11/15/19	400,000	546,390

Containers & Packaging—0.1%
Ball Corp. 6.875%, 12/15/12	1,055,000	1,076,100

Diversified Consumer Services—0.0%
Service Corp. International 7.700%, 04/15/09	305,000	320,250

Diversified Financial Services—2.9%
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14	145,000	161,313
Citigroup, Inc. 4.125%, 02/22/10	2,500,000	2,441,133
5.500%, 08/09/06	6,065,000	6,119,621
Devon Financing Corp. 7.875%, 09/30/31	745,000	938,164
General Electric Capital Corp. 3.450%, 07/16/07	13,250,000	12,984,351
5.375%, 03/15/07	760,000	769,631

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-124

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Household Finance Corp. 6.400%, 06/17/08	$3,010,000	$3,139,776
Sprint Capital Corp. 6.875%, 11/15/28	460,000	508,151
8.750%, 03/15/32	1,150,000	1,542,067
Verizon Global Funding Corp. 7.750%, 12/01/30 (b)	1,335,000	1,626,401

		30,230,608

Diversified Telecommunication Services—1.0%
America Movil S.A. de C.V. 6.375%, 03/01/35 (b)	325,000	315,127
AT&T Broadband Corp. 8.375%, 03/15/13	725,000	857,797
BellSouth Corp. (144A) 4.258%, 04/26/21	4,150,000	4,144,157
Cincinnati Bell, Inc. 7.250%, 07/15/13	80,000	85,000
GTE Corp. 6.940%, 04/15/28	225,000	245,959
L 3 Communications Corp. (144A) 6.375%, 10/15/15	115,000	115,862
Qwest Corp. (144A) 7.120%, 06/15/13 (a)	415,000	431,600
SBC Communications, Inc. 6.450%, 06/15/34	250,000	264,254
SBC Communications, Inc. (144A) 4.389%, 06/05/21	3,900,000	3,895,242
Vodafone Group, Plc. 5.000%, 09/15/15	650,000	645,059

		11,000,057

Electric Utilities—1.2%
AES Ironwood LLC 8.857%, 11/30/25	188,099	213,492
Centerpoint Energy, Inc. 7.250%, 09/01/10	1,555,000	1,688,285
Dominion Resources, Inc. 7.195%, 09/15/14	875,000	983,375
8.125%, 06/15/10	1,900,000	2,141,773
Elwood Energy LLC 8.159%, 07/05/26	455,191	505,262
First Energy Corp. 7.375%, 11/15/31	450,000	527,791
Indiana Michigan Power Co. 6.125%, 12/15/06	2,075,000	2,107,939
Peco Energy Co. 4.750%, 10/01/12	947,000	923,477
Reliant Energy, Inc. 6.750%, 12/15/14	5,000	4,912
TXU Corp. 4.800%, 11/15/09	3,400,000	3,275,924

		12,372,230

Security Description	Face Amount	Value

Electronic Equipment & Instruments—0.2%
Loral Corp. 7.000%, 09/15/23	$1,175,000	$1,365,514
PerkinElmer, Inc. 8.875%, 01/15/13	1,000,000	1,095,000

		2,460,514

Federal Agencies—39.2%
Federal Home Loan Bank 4.500%, 05/01/18	9,628,678	9,449,740
4.500%, 03/01/19	147,647	144,684
4.500%, 05/01/19	2,569,404	2,517,852
4.500%, 07/01/19	1,897,710	1,859,635
4.500%, 12/01/19	2,587,810	2,535,889
5.500%, 07/01/33	6,642,077	6,650,331
Federal Home Loan Mortgage Corp. 3.150%, 06/04/08	10,775,000	10,437,753
4.168%, 02/15/35	6,116,523	6,103,986
4.500%, 08/01/20	5,581,837	5,469,844
4.770%, 03/01/35 (a)	15,741,455	15,689,060
5.000%, 03/15/18	4,200,000	4,183,438
5.000%, 04/01/20	660,692	659,175
5.000%, 05/01/20	1,267,834	1,264,924
5.000%, 07/01/20	3,826,954	3,818,170
5.000%, 09/01/20 (a)	30,300,000	30,230,454
5.000%, 09/01/35	2,900,000	2,838,919
5.500%, 03/15/34	8,721,879	8,820,194
5.500%, 05/15/34	7,533,895	7,606,508
5.500%, (30 Year TBA)	4,300,000	4,300,000
9.000%, 12/01/09	49,154	51,297
Federal National Mortgage Association 2.250%, 02/28/06	18,613,000	18,485,501
2.350%, 04/29/06	2,525,000	2,497,907
2.750%, 07/23/07	9,575,000	9,302,658
3.000%, 03/02/07	4,235,000	4,153,921
4.000%, 10/16/06	18,275,000	18,201,132
4.000%, 01/26/09	14,975,000	14,723,210
4.130%, 03/25/35 (a)	4,731,673	4,734,262
4.500%, 10/01/18	2,230,811	2,188,352
4.500%, 02/01/35	1,383,335	1,319,009
4.500%, 03/01/35	873,198	832,594
4.500%, (15 Year TBA)	8,000,000	7,772,841
5.000%, 01/01/18	1,795,643	1,792,888
5.000%, 06/01/18	2,880,687	2,875,089
5.000%, 06/01/23	3,143,996	3,105,388
5.000%, 11/01/33	491,199	481,990
5.000%, 04/25/35	3,400,000	3,404,517
5.000%, 08/01/35	83,811	82,062
5.000%, (30 Year TBA)	49,600,000	48,826,258
5.125%, 05/27/15	3,950,000	3,904,247
5.500%, 08/01/19	23,659	24,010
5.500%, 01/01/24	1,848,786	1,860,727
5.500%, 05/25/27	3,466,903	3,504,449
5.500%, 04/25/30	6,273,812	6,356,814
5.500%, 04/01/33	4,044,964	4,046,839
5.500%, 11/01/33	4,016,902	4,018,764

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-125

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.500%, 02/01/34	$13,197,661	$13,203,780
5.500%, 04/01/34	1,226,249	1,226,817
5.500%, 05/25/34	5,363,284	5,406,757
5.500%, 07/25/35	4,500,123	4,567,403
5.500%, (15 Year TBA)	49,300,000	50,008,687
6.000%, 07/01/16	838,939	863,379
6.000%, 02/01/34	4,784,228	4,864,970
6.000%, (30 Year TBA)	3,100,000	3,151,342
6.500%, 07/01/14	345,071	357,166
6.500%, 04/01/17	4,793,471	4,958,521
6.500%, 11/01/27	311,301	321,710
6.500%, 12/01/29 (a)	2,033,746	2,101,117
7.750%, 09/01/06	108	109
7.750%, 03/01/08	23,869	24,286
7.750%, 04/01/08	2,727	2,775
8.250%, 07/01/08	53,768	54,868
8.500%, 02/01/09	69,142	71,879
8.500%, 09/01/09	11,453	11,893
9.000%, 04/01/16	12,412	13,158
Government National Mortgage Association 5.000%, 10/20/33	11,624,416	11,485,202
5.500%, 04/15/33	645,550	652,095
6.000%, 09/20/33	2,081,804	2,126,272
6.000%, 10/20/33	3,359,274	3,442,559
6.000%, 11/20/33	4,640,699	4,739,825
6.000%, 02/20/34	3,391,112	3,463,676
6.500%, 05/15/29	376,385	392,453
6.500%, (30 Year TBA)	2,900,000	3,016,905
7.500%, 05/15/07	3,415	3,499
7.500%, 12/15/14	559,227	592,164
8.000%, 11/15/29	48,979	52,468
8.500%, 01/15/17	19,109	20,786
8.500%, 02/15/17	13,468	14,650
8.500%, 03/15/17	26,765	29,113
8.500%, 05/15/17	23,517	25,581
8.500%, 10/15/21	2,573	2,820
8.500%, 11/15/21	4,615	5,057
8.500%, 05/15/22	5,480	6,012
9.000%, 10/15/16	10,300	11,195

		414,420,231

Food Products—0.1%
Smithfield Foods, Inc. 7.000%, 08/01/11	1,600,000	1,632,000

Foreign Government—0.1%
United Mexican States 8.300%, 08/15/31	975,000	1,218,750

Health Care Providers & Services—0.2%
Bio-Rad Laboratories, Inc. 7.500%, 08/15/13	585,000	618,637
Wellpoint, Inc. 5.950%, 12/15/34	1,010,000	1,052,986

		1,671,623

Security Description	Face Amount	Value

Hotels, Restaurants & Leisure—0.0%
Mashantucket Western Pequot (144A) 5.912%, 09/01/21	$219,999	$221,272
Mohegan Tribal Gaming Authority 6.125%, 02/15/13	195,000	194,025
Wynn Las Vegas, LLC 6.625%, 12/01/14	105,000	100,406

		515,703

Household Durables—0.4%
Beazer Homes USA, Inc. 8.375%, 04/15/12	235,000	247,925
D.R. Horton, Inc. 8.500%, 04/15/12	750,000	809,578
K Hovnanian Enterprises, Inc. (144A) 6.250%, 01/15/16	2,055,000	1,913,507
Lennar Corp. (144A) 5.600%, 05/31/15	210,000	205,727
Pulte Homes, Inc. 6.000%, 02/15/35 (b)	245,000	222,206
Teck Cominco, Ltd. 6.125%, 10/01/35	725,000	710,955

		4,109,898

Investment Brokerage—1.0%
JPMorgan Chase & Co. 5.250%, 05/30/07	3,560,000	3,601,852
5.350%, 03/01/07	6,520,000	6,595,208

		10,197,060

Leisure Equipment & Products—0.1%
K2, Inc. 7.375%, 07/01/14 (b)	410,000	410,000
Movie Gallery, Inc. 11.000%, 05/01/12 (b)	225,000	199,125

		609,125

Media—1.0%
Comcast Corp. 5.650%, 06/15/35 (b)	325,000	303,797
7.050%, 03/15/33 (b)	2,560,000	2,849,149
DIRECTV Holdings, LLC (144A) 6.375%, 06/15/15	255,000	253,088
EchoStar DBS Corp. 5.750%, 10/01/08	1,375,000	1,356,094
News America Holdings, Inc. 6.200%, 12/15/34	2,500,000	2,503,775
Time Warner, Inc. 6.950%, 01/15/28	565,000	613,935
7.700%, 05/01/32	2,665,000	3,155,157

		11,034,995

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-126

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Office Electronics—0.1%
Sungard Data Systems, Inc. (144A) 9.125%, 08/15/13	$130,000	$134,712
Xerox Corp. 6.875%, 08/15/11	1,450,000	1,515,250

		1,649,962

Oil, Gas & Consumable Fuels—0.7%
Anadarko Finance Co. 7.500%, 05/01/31	540,000	664,068
Chesapeake Energy Corp. 6.250%, 01/15/18	660,000	646,800
Dynegy Holdings, Inc. (144A) 10.125%, 07/15/13	605,000	674,575
Enterprise Products Partners, L.P. 4.950%, 06/01/10	25,000	24,571
5.600%, 10/15/14	950,000	946,657
Gazstream S.A. (144A) 5.625%, 07/22/13	1,260,001	1,266,300
KCS Energy, Inc. (144A) 7.125%, 04/01/12	110,000	112,750
Newfield Exploration Co. 6.625%, 09/01/14	1,145,000	1,190,800
Northwest Pipeline Corp. 8.125%, 03/01/10	515,000	549,762
Petro CDA 5.950%, 05/15/35	765,000	765,048
Tenaska Alabama Partners, L.P. (144A) 7.000%, 06/30/21	175,000	177,190
Transcontinental Gas Pipe Line 8.875%, 07/15/12	155,000	180,769

		7,199,290

Paper & Forest Products—0.0%
Abitibi-Consolidated Co. 8.375%, 04/01/15 (b)	160,000	157,200

Real Estate—0.6%
American Real Estate Partners 8.125%, 06/01/12	225,000	236,250
American Real Estate Partners (144A) 7.125%, 02/15/13	125,000	125,000
Belvoir Land LLC (144A) 5.270%, 12/15/47	900,000	872,127
EOP Operating, L.P. 6.584%, 04/13/15	1,410,000	1,542,002
7.250%, 06/15/28	670,000	755,881
Rouse Co. 5.375%, 11/26/13	2,505,000	2,384,978

		5,916,238

Road & Rail—0.1%
Union Pacific Corp. 7.125%, 02/01/28	700,000	823,703

Security Description	Face Amount	Value

Semiconductors & Semiconductor Equipment—0.0%
Magnachip Semiconductor S.A. 7.120%, 12/15/11 (a)	$225,000	$222,750

Specialty Retail—0.2%
Delhaize America, Inc. 9.000%, 04/15/31	660,000	761,865
Federated Department Stores, Inc. 6.790%, 07/15/27	270,000	288,190
The May Deptartment Stores Co. 6.700%, 07/15/34	350,000	366,531
7.875%, 03/01/30	235,000	280,134

		1,696,720

U.S. Treasury—15.5%
United States Treasury Bonds 5.375%, 02/15/31 (b)	10,145,000	11,365,565
6.250%, 08/15/23 (b)	13,180,000	15,759,880
6.250%, 05/15/30 (b)	6,170,000	7,661,166
8.875%, 02/15/19 (b)	14,875,000	21,309,018
United States Treasury Notes 3.125%, 01/31/07 (b)	9,142,000	9,019,872
3.625%, 04/30/07 (b)	14,065,000	13,946,319
3.625%, 06/30/07 (b)	21,075,000	20,874,134
3.750%, 03/31/07 (b)	16,430,000	16,324,749
4.000%, 08/31/07	270,000	269,083
4.000%, 09/30/07	40,530,000	40,393,860
4.250%, 08/15/15 (b)	3,030,000	3,011,062
United States Treasury Strip Bonds Zero Coupon, 08/15/25 (b)	9,075,000	3,592,003

		163,526,711

Yankee—2.6%
Barclays Bank, Plc. 6.278%, 12/15/34 (a)	220,000	216,700
Crown European Holdings, S.A. 9.500%, 03/01/11	95,000	104,025
10.875%, 03/01/13	365,000	423,400
Deutsche Telekom International Finance 8.750%, 06/15/30	435,000	561,593
EnCana Corp. 6.500%, 08/15/34	500,000	560,961
Federal Republic of Germany 4.000%, 01/04/37 (EUR)	3,050,000	3,973,008
4.750%, 07/04/34 (EUR)	3,575,000	5,206,307
France Telecom S.A. 8.500%, 03/01/31 (a)	160,000	214,425
Ispat Inland ULC 9.750%, 04/01/14 (b)	235,000	272,600
Japan Finance Corp. for Municipal Enterprises 4.625%, 04/21/15	2,400,000	2,384,775
Luscar Coal, Ltd. 9.750%, 10/15/11	1,050,000	1,134,000
Rogers Wireless Communications, Inc. 6.375%, 03/01/14	775,000	778,875
7.500%, 03/15/15	350,000	377,125

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-127

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
State of Israel 5.500%, 12/04/23	$4,725,000	$5,057,763
Telecom Italia Capital (144A) 4.950%, 09/30/14	2,925,000	2,830,616
United Mexican States 6.750%, 09/27/34 (b)	600,000	639,000
Vodafone Airtouch, Plc. 7.750%, 02/15/10	2,330,000	2,598,926

		27,334,099

Total Fixed Income (Identified Cost $1,068,575,849)		1,063,718,968

TBA Sales Commitments—(2.1)%

Federal Agencies—(2.1)%
Federal Home Loan Mortgage Corp. 4.500%, (15 Year TBA)	(6,000,000)	(5,874,372)
Federal National Mortgage Association 5.500%, (30 Year TBA)	(13,100,000)	(13,091,812)
Federal National Mortgage Association 6.500%, (30 Year TBA)	(2,300,000)	(2,366,843)
Government National Mortgage Association 5.500%, (30 Year TBA)	(600,000)	(605,437)

Total TBA Sales Commitments (Identified Cost $(22,093,570))		(21,938,464)

Short Term Investments—11.1%

Discount Notes—11.1%
Federal Home Loan Bank 3.180%, 10/03/05	117,000,000	116,979,330

Total Short Term Investments (Identified Cost $116,979,330)		116,979,330

Total Investments—109.7% (Identified Cost $1,163,461,409) (c)		1,158,759,834
Liabilities in excess of other assets		(102,695,442)

Total Net Assets—100%		$1,056,064,392

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2005.
(b)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $93,695,237 and the collateral received consisted of cash in the amount of $94,125,133 and securities with a market value of $1,858,695.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $1,163,461,409 and the composition of unrealized appreciation and depreciation of investment securities was $2,835,290 and $7,536,865, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $47,484,714, which is 4.5% of total net assets.
(ADR)—	An American Depositary Receipt is a certificate issued by a custodian bank representing the right to receive securities of the foreign issuer described. Trading on exchanges not located in the United States or Canada significantly influences the value of ADRs.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.
(EUR)—	Euro
(JPY)—	Japanese Yen

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-128

Metropolitan Series Fund, Inc.

BlackRock Bond Income Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/2005	Unrealized Appreciation/ Depreciation
Interest Rate Swaps 10 Year Futures	12/19/2005	364	$40,632,301	$39,812,500	$(819,801)
U.S. Treasury Bonds Futures	12/20/2005	362	41,940,352	41,415,063	(525,289)
U.S. Treasury Notes 2 Year Futures	12/30/2005	90	18,573,948	18,530,156	(43,792)

Futures Contracts Short
Federal Republic of Germany 5 Year Bond Futures	12/8/2005	(244)	(35,086,400)	(33,540,530)	1,545,870
U.S. Treasury Notes 5 Year Futures	12/20/2005	(761)	(82,170,492)	(81,319,984)	850,508
U.S. Treasury Notes 10 Year Futures	12/20/2005	(40)	(4,426,865)	(4,396,875)	29,990

Net Unrealized Appreciation					$1,037,486

Forward Contracts
Forward Currency Contracts Purchased	Delivery Date	Local Currency Amount	Aggregate Face Value	Total Value	Unrealized Appreciation/ Depreciation
Euro (purchased)	10/20/2005	899,066	$1,106,089	$1,085,127	$(20,962)

Forward Currency Contracts Sold
Euro (sold)	10/20/2005	7,898,927	9,570,237	9,533,607	36,630

Net Unrealized Appreciation					$15,668

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-129

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—98.5%

Security Description	Face Amount	Value

Aerospace & Defense—0.3%
Lockheed Martin Corp. 7.375%, 04/15/13	$900,000	$1,037,769
8.200%, 12/01/09 (a)	700,000	786,266
Raytheon Co. 6.750%, 08/15/07	233,000	241,524
The Boeing Co. 7.250%, 06/15/25	460,000	561,440
United Technologies Corp. 7.500%, 09/15/29 (a)	200,000	255,590

		2,882,589

Airlines—0.1%
Southwest Airlines Co. 6.500%, 03/01/12	750,000	797,205

Asset Backed—1.8%
BMW Vehicle Owner Trust 3.320%, 02/25/09	1,500,000	1,472,449
4.280%, 02/25/10	2,700,000	2,680,317
California Infrastructure-Pacific Gas & Electric Co.
6.480%, 12/26/09	190,000	196,033
Capital One Master Trust 4.900%, 03/15/10	3,000,000	3,018,223
CenterPoint Energy Transition Bond Co., LLC 5.160%, 09/15/11	500,000	506,086
Centex Home Equity Loan Trust 3.750%, 12/25/31	423,574	415,196
Chase Funding Mortgage Loan 3.303%, 11/25/29 (b)	500,000	489,160
4.585%, 05/25/15	2,000,000	1,969,027
6.550%, 03/25/13	213,060	215,258
Chase Manhattan Auto Owner Trust 1.520%, 05/15/07	133,075	132,544
Chemical Credit Card Master Trust I 5.980%, 09/15/08	125,000	125,607
Citibank Credit Card Master Trust I 6.100%, 05/15/08	600,000	606,099
Detroit Edison Co. 6.190%, 03/01/13	435,000	460,569
Kreditanstalt Fuer Wiederaufbank 3.375%, 01/23/08	2,475,000	2,423,117
MBNA Credit Card Master Trust 4.200%, 09/15/10	2,300,000	2,282,911
Pemex Project Funding Master Trust (144A)
9.500%, 03/30/18	1,000,000	1,275,000
Standard Credit Card Master Trust I 7.250%, 04/07/08	200,000	202,905

		18,470,501

Automobiles—0.4%
DaimlerChrysler North America Holdings Corp. 6.400%, 05/15/06	600,000	606,457
7.750%, 01/18/11	2,600,000	2,879,682
8.000%, 06/15/10 (a)	350,000	386,688

		3,872,827

Security Description	Face Amount	Value

Beverages—0.2%
Anheuser Busch Cos., Inc. 5.000%, 01/15/15	$1,950,000	$1,960,231

Chemicals—0.3%
Chevron Phillips Chemical Co., LLC 5.375%, 06/15/07	2,000,000	2,014,157
E. I. du Pont de Nemours 6.875%, 10/15/09	300,000	324,409
Praxair, Inc. 6.625%, 10/15/07	500,000	519,221
Rohm & Haas Co. 7.400%, 07/15/09	60,000	65,424

		2,923,211

Commercial Mortgage-Backed Securities—3.7%
Bear Stearns Commercial Mortgage Securities, Inc.
5.610%, 11/15/33	500,000	518,565
6.480%, 02/15/35	500,000	536,562
7.080%, 06/15/09	800,000	856,952
7.780%, 02/15/32	200,000	221,123
7.891%, 02/15/32 (b)	1,000,000	1,115,809
Chase Commercial Mortgage Securities Corp. 6.390%, 11/18/30	250,000	260,371
Citigroup Commercial Mortage Trust 5.291%, 04/15/40 (b)	1,000,000	1,027,686
Credit Suisse First Boston Mortgage 3.382%, 05/15/38	2,000,000	1,881,737
First Union Commercial Mortgage Trust 6.070%, 10/15/35	500,000	516,490
First Union Lehman Brothers Commercial Mortgage Trust
6.560%, 11/18/35	425,073	440,150
Greenwich Capital Commercial Funding Corp. 4.022%, 01/05/36	2,210,000	2,154,342
4.305%, 08/10/42	2,000,000	1,956,726
5.317%, 06/10/36 (b)	1,000,000	1,020,334
JPMorgan Chase Commercial Mortgage Securities Corp.
3.972%, 05/12/35	4,574,222	4,447,258
4.275%, 01/12/37	1,312,949	1,293,328
6.044%, 11/15/35	1,000,000	1,030,075
LB-UBS Commercial Mortgage Trust 4.254%, 07/15/27	1,650,000	1,600,678
6.462%, 03/15/31	500,000	541,553
6.653%, 11/15/27	2,000,000	2,167,417
Lehman Brothers Commercial Conduit Mortgage Trust
6.210%, 10/15/35	250,000	259,393
Morgan Stanley Capital I, Inc. 4.989%, 08/13/42	1,000,000	998,190
6.540%, 07/15/30	863,296	895,222
6.550%, 03/15/30	724,001	748,070
Morgan Stanley Dean Witter Capital I Trust 4.800%, 09/15/37	500,000	497,506
7.200%, 10/15/33	700,000	763,756
Salomon Brothers Commercial Mortgage Trust 5.045%, 03/18/36	500,000	497,957
6.428%, 12/18/35	1,000,000	1,067,579

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-130

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Commercial Mortgage-Backed Securities—(Continued)
Structured Asset Securities Corp. 6.950%, 03/12/07	$400,000	$412,852
Trizechahn Office Properties Trust (144A) 6.211%, 03/15/13	1,000,000	1,036,258
Wachovia Bank Commercial Mortgage Trust 5.083%, 03/15/42 (b)	3,000,000	3,007,455
6.287%, 04/15/34	1,445,000	1,549,993
Wachovia Bank National Association 4.875%, 02/01/15	3,000,000	2,957,178

		38,278,565

Commercial Banks—4.6%
ABN-AMRO Bank NV (New York Branch) 7.125%, 10/15/93	500,000	596,175
7.750%, 05/15/23	230,000	288,960
Allstate Corp. 6.125%, 02/15/12	2,750,000	2,914,070
6.900%, 05/15/38	150,000	172,443
American General Finance Corp. 5.375%, 10/01/12 (a)	1,000,000	1,012,377
Associates Corp. North America 6.250%, 11/01/08	600,000	627,321
6.950%, 11/01/18	1,700,000	1,978,335
AXA Financial, Inc. 7.750%, 08/01/10	500,000	559,438
Bank of America Corp. 4.750%, 08/15/13 (a)	1,000,000	987,810
5.125%, 11/15/14	1,000,000	1,009,160
5.250%, 02/01/07	500,000	504,883
7.400%, 01/15/11	300,000	334,958
7.800%, 02/15/10	150,000	167,723
Bank One Corp. 2.625%, 06/30/08	3,575,000	3,392,281
5.500%, 03/26/07	500,000	506,883
7.600%, 05/01/07	1,500,000	1,568,290
Bank One Texas 6.250%, 02/15/08	800,000	827,002
Bell Atlantic Financial Services, Inc. 7.600%, 03/15/07	300,000	311,740
BellSouth Capital Funding Corp. 7.750%, 02/15/10	750,000	834,961
Boeing Capital Corp. 5.650%, 05/15/06	173,000	174,498
Chase Manhattan Corp. 7.125%, 02/01/07	151,000	155,898
Chubb Corp. 6.000%, 11/15/11	350,000	369,223
Citigroup, Inc. 3.500%, 02/01/08	500,000	487,991
5.750%, 05/10/06	2,000,000	2,016,332
6.200%, 03/15/09 (a)	750,000	787,140
7.250%, 10/01/10	250,000	277,038
Countrywide Funding Corp. 5.625%, 05/15/07	500,000	507,095

Security Description	Face Amount	Value

Commercial Banks—(Continued)
Equitable Cos., Inc. 6.500%, 04/01/08	$250,000	$260,044
Fleet National Bank 5.750%, 01/15/09	500,000	515,605
FleetBoston Financial Corp. 4.875%, 12/01/06	500,000	502,178
Ford Motor Credit Co. 6.625%, 06/16/08	2,000,000	1,951,640
7.000%, 10/01/13 (a)	1,000,000	928,620
7.375%, 10/28/09	2,000,000	1,937,340
Heller Financial, Inc. 6.375%, 03/15/06	1,500,000	1,513,794
7.375%, 11/01/09	350,000	384,784
Household Finance Corp. 4.750%, 05/15/09 (a)	2,500,000	2,493,067
5.750%, 01/30/07	500,000	507,611
7.000%, 05/15/12	100,000	110,865
8.000%, 07/15/10	300,000	338,394
KFW International Finance, Inc. 4.750%, 01/24/07	500,000	502,834
8.000%, 02/15/10	1,000,000	1,140,338
MBNA America National Bank 7.125%, 11/15/12	1,000,000	1,125,440
Mellon Funding Corp. 6.400%, 05/14/11	250,000	268,931
SLM Corp. 5.050%, 11/14/14 (a)	1,950,000	1,945,952
Southern Co. Capital Funding 5.300%, 02/01/07	500,000	504,340
SunTrust Bank (Atlanta) 7.250%, 09/15/06	500,000	513,024
Vanderbilt Mortgage & Finance, Inc. 6.080%, 12/07/15	586	586
Wachovia Corp. 4.950%, 11/01/06 (a)	500,000	502,585
Washington Mutual, Inc. 5.625%, 01/15/07 (a)	500,000	506,415
Wells Fargo & Co. 5.000%, 11/15/14 (a)	2,000,000	2,004,426
5.125%, 02/15/07 (a)	500,000	504,204
5.125%, 09/01/12 (a)	500,000	507,451
5.900%, 05/21/06	300,000	302,627
Wells Fargo Bank N.A. 4.750%, 02/09/15 (a)	3,065,000	3,010,825

		48,153,945

Commercial Services & Supplies—0.1%
USA Waste Services, Inc. 7.000%, 07/15/28	1,265,000	1,409,895

Construction & Engineering—0.1%
Caterpillar, Inc. 7.250%, 09/15/09 (a)	250,000	272,556
Centex Corp. 7.500%, 01/15/12	500,000	550,329

		822,885

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-131

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Diversified Financial Services—1.6%
CIT Group, Inc. 7.750%, 04/02/12	$2,050,000	$2,351,381
Devon Financing Corp. 6.875%, 09/30/11 (a)	1,900,000	2,090,075
General Electric Capital Corp. 5.375%, 03/15/07	400,000	405,193
5.450%, 01/15/13	1,800,000	1,863,445
6.000%, 06/15/12	1,000,000	1,066,377
6.750%, 03/15/32	200,000	235,100
7.500%, 08/21/35	100,000	127,149
National Rural Utilities Cooperative Finance Corp.
6.200%, 02/01/08 (a)	1,000,000	1,035,476
8.000%, 03/01/32	300,000	400,457
RBS Capital Trust II 6.425%, 12/29/49 (b)	1,375,000	1,451,014
Sprint Capital Corp. 8.375%, 03/15/12	3,350,000	3,946,434
Verizon Global Funding Corp. 7.750%, 12/01/30 (a)	1,560,000	1,901,521

		16,873,622

Diversified Telecommunication Services—1.0%
Abbey National, Plc. 6.690%, 10/17/05	1,000,000	1,000,895
Alltel Corp. 6.800%, 05/01/29	500,000	549,094
7.875%, 07/01/32	500,000	618,971
AT&T Broadband Corp. 8.375%, 03/15/13	976,000	1,154,346
AT&T Wireless Services, Inc. 8.125%, 05/01/12	500,000	586,766
BellSouth Capital Funding Corp. 7.875%, 02/15/30	250,000	307,191
Cingular Wireless, LLC 7.125%, 12/15/31 (a)	100,000	114,683
Motorola, Inc. 7.625%, 11/15/10 (a)	135,000	152,834
SBC Communications, Inc. 5.750%, 05/02/06	300,000	302,237
5.875%, 02/01/12	2,400,000	2,508,915
Sprint Capital Corp. 6.900%, 05/01/19	1,500,000	1,677,896
7.625%, 01/30/11	400,000	448,726
Verizon New England, Inc. 6.500%, 09/15/11	400,000	420,524
Verizon New York, Inc. 7.375%, 04/01/32	500,000	543,896

		10,386,974

Electric Utilities—1.2%
Consolidated Edison Co. of New York, Inc. 6.450%, 12/01/07	150,000	155,328
7.500%, 09/01/10	1,000,000	1,124,307
Duke Capital 7.500%, 10/01/09 (a)	3,925,000	4,291,171

Security Description	Face Amount	Value

Electric Utilities—(Continued)
Duke Energy Co. 6.250%, 01/15/12	$500,000	$531,167
Exelon Generation Co., LLC 6.950%, 06/15/11	300,000	324,405
Niagara Mohawk Power Corp. 7.625%, 10/01/05	226,829	226,829
Oncor Electric Delivery Co. 7.000%, 05/01/32	950,000	1,087,203
Progress Energy, Inc. 7.100%, 03/01/11	2,600,000	2,826,457
PSE&G Power, LLC 7.750%, 04/15/11	500,000	561,229
8.625%, 04/15/31	1,000,000	1,338,362
Virginia Electric & Power Co. 5.375%, 02/01/07	400,000	403,700

		12,870,158

Federal Agencies—45.3%
Federal Home Loan Bank 3.375%, 02/23/07 (a)	13,500,000	13,320,925
4.250%, 11/13/09	1,500,000	1,485,889
4.375%, 03/17/10	3,000,000	2,987,690
5.000%, 08/01/35	3,980,480	3,896,641
5.000%, 09/01/35	5,000,000	4,894,250
5.250%, 06/18/14	6,600,000	6,889,080
Federal Home Loan Mortgage Corp. 3.500%, 09/15/07	6,500,000	6,400,653
3.875%, 06/15/08 (a)	4,000,000	3,944,938
4.000%, 08/17/07	9,000,000	8,938,416
4.000%, 12/15/09 (a)	2,000,000	1,964,850
4.000%, 06/01/19	2,560,426	2,460,498
4.250%, 07/15/09 (a)	8,630,000	8,562,309
4.500%, 01/15/15	3,000,000	2,971,110
4.500%, 09/01/18	3,684,562	3,614,757
4.500%, 10/01/18	5,482,763	5,378,351
4.500%, 04/01/19	8,072,192	7,911,587
4.500%, 06/01/19	4,192,687	4,109,306
4.500%, 08/01/19	1,230,607	1,205,915
5.000%, 05/01/18	10,123,027	10,104,434
5.000%, 12/01/18	2,461,237	2,456,716
5.000%, 06/01/19	4,087,627	4,078,239
5.000%, 10/01/33	4,779,703	4,689,010
5.000%, 03/01/34	2,784,274	2,729,020
5.000%, (30 Year TBA)	4,000,000	3,913,752
5.500%, 11/01/17	1,687,477	1,712,078
5.500%, 05/01/29	1,737,714	1,741,159
5.500%, 06/01/34	5,216,928	5,219,328
5.500%, (30 Year TBA)	5,000,000	4,998,437
6.000%, 04/01/16	125,496	128,786
6.000%, 05/01/17	1,606,923	1,649,110
6.000%, 11/01/28	132,360	134,860
6.000%, 12/01/28	93,337	95,100
6.000%, 02/01/29	251,280	255,869
6.000%, 04/01/29	81,107	82,588
6.000%, 05/01/29	30,714	31,275

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-132

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.000%, 06/01/31	$45,565	$46,354
6.000%, 07/01/31	14,826	15,083
6.000%, 08/01/31	273,775	278,514
6.000%, 09/01/31	646,496	657,688
6.000%, 04/01/32	1,800,015	1,830,092
6.000%, 11/01/32	525,633	534,415
6.000%, 06/01/34	2,133,505	2,169,147
6.250%, 07/15/32	1,000,000	1,198,408
6.500%, 10/01/29	39,258	40,489
6.500%, 02/01/30	68,726	70,881
6.500%, 08/01/31	142,631	146,859
6.500%, 10/01/31	58,683	60,422
6.500%, 11/01/31	320,949	330,463
6.500%, 03/01/32	3,760,188	3,868,372
6.500%, 04/01/32	2,981,790	3,067,579
6.750%, 03/15/31	965,000	1,220,153
7.000%, 03/15/10	2,875,000	3,160,680
7.000%, 06/01/11	60,431	62,904
7.000%, 12/01/15	78,135	81,624
7.000%, 12/01/27	14,663	15,346
7.000%, 11/01/28	42,664	44,633
7.000%, 04/01/29	34,182	35,758
7.000%, 05/01/29	15,235	15,937
7.000%, 06/01/29	44,424	46,472
7.000%, 07/01/29	167,958	175,703
7.000%, 01/01/31	470,074	491,548
7.000%, 12/01/31	52,969	55,389
7.500%, 03/01/16	142,005	149,949
7.500%, 08/01/24	120,936	128,148
7.500%, 11/01/24	36,310	38,475
7.500%, 10/01/27	92,686	98,114
7.500%, 10/01/29	131,957	139,493
7.500%, 05/01/30	73,892	78,075
8.000%, 02/01/27	26,791	28,912
8.000%, 10/01/28	51,170	55,221
Federal National Mortgage Association 2.375%, 02/15/07	21,165,000	20,610,877
3.250%, 08/15/08	3,025,000	2,930,298
3.250%, 02/15/09	6,000,000	5,774,512
4.000%, 04/01/19	2,531,634	2,437,826
4.000%, 05/01/19	4,895,201	4,713,827
4.000%, 01/01/20	3,269,634	3,149,956
4.125%, 04/15/14	7,350,000	7,096,740
4.500%, 07/01/18	6,419,278	6,295,657
4.500%, 05/01/19	1,734,886	1,700,075
4.500%, 08/01/33	1,753,466	1,675,000
4.500%, 10/01/33	3,394,866	3,243,218
4.500%, 04/01/34	2,756,815	2,631,255
4.750%, 01/02/07	5,500,000	5,516,134
5.000%, 06/01/18	1,764,792	1,761,368
5.000%, 01/01/19	2,174,085	2,169,860
5.000%, 02/01/20	3,745,410	3,736,441
5.000%, 02/01/24	3,320,589	3,277,831
5.000%, 09/01/25	2,990,456	2,951,555
5.000%, 07/01/33	2,534,674	2,488,430
5.000%, 08/01/33	4,057,495	3,983,468

Security Description	Face Amount	Value

Federal Agencies—(Continued)
5.000%, 09/01/33	$3,285,011	$3,223,423
5.000%, 10/01/33	11,908,876	11,666,331
5.000%, 03/01/34	3,683,515	3,616,311
5.000%, 04/01/34	9,037,590	8,863,619
5.000%, 05/01/34	2,742,664	2,688,671
5.000%, 09/01/34	6,243,457	6,123,509
5.000%, 02/01/35	4,964,384	4,859,860
5.000%, 04/01/35	2,975,329	2,912,684
5.000%, 05/01/35	1,964,497	1,923,397
5.000%, (30 Year TBA)	3,000,000	2,936,250
5.500%, 03/15/11	950,000	992,773
5.500%, 11/01/17	2,180,813	2,212,651
5.500%, 02/01/18	844,704	857,051
5.500%, 04/01/18	4,448,124	4,513,141
5.500%, 07/01/23	1,978,575	1,991,355
5.500%, 01/01/24	1,028,647	1,034,482
5.500%, 07/01/24	3,303,382	3,323,223
5.500%, 10/01/32	1,299,716	1,301,150
5.500%, 02/01/33	2,934,346	2,936,690
5.500%, 03/01/33	5,858,878	5,863,559
5.500%, 05/01/33	10,318,136	10,326,379
5.500%, 08/01/33	7,320,736	7,326,585
5.500%, 10/01/33	1,223,449	1,224,017
5.500%, 12/01/33	9,751,257	9,759,047
5.500%, 02/01/34	4,712,390	4,712,732
5.500%, 03/01/34	2,724,084	2,724,281
5.500%, 04/01/34	1,967,738	1,967,881
5.500%, 05/01/34	3,101,162	3,101,386
5.500%, 09/01/34	3,705,210	3,705,391
5.500%, 12/01/34	9,777,728	9,778,373
5.500%, 01/01/35	2,754,746	2,754,880
5.500%, 02/01/35	5,685,827	5,686,239
5.500%, 04/01/35	3,784,731	3,784,258
5.500%, 06/01/35	10,866,188	10,867,041
5.500%, 06/13/35 (b)	2,931,885	2,948,939
6.000%, 09/01/13	1,752,473	1,800,124
6.000%, 10/01/13	1,002,954	1,030,224
6.000%, 03/01/14	228,345	234,574
6.000%, 06/01/14	32,265	33,145
6.000%, 07/01/14	129,468	132,999
6.000%, 09/01/14	57,100	58,657
6.000%, 09/01/17	1,862,938	1,913,697
6.000%, 08/01/28	96,059	97,834
6.000%, 11/01/28	18,761	19,108
6.000%, 12/01/28	17,057	17,372
6.000%, 06/01/31	269,078	273,621
6.000%, 09/01/32	1,679,731	1,707,103
6.000%, 01/01/33	673,307	684,279
6.000%, 02/01/33	1,338,196	1,359,964
6.000%, 03/01/33	2,843,001	2,889,248
6.000%, 04/01/33	2,048,023	2,081,338
6.000%, 05/01/33	3,371,968	3,426,820
6.000%, 05/01/34	4,118,367	4,187,871
6.000%, 09/01/34	4,447,560	4,519,749
6.000%, 11/01/34	7,863,531	7,991,166
6.000%, 01/01/35	3,605,202	3,664,852

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-133

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.210%, 08/06/38	$300,000	$358,106
6.500%, 01/01/13	33,734	34,951
6.500%, 04/01/13	3,056	3,166
6.500%, 06/01/13	144,653	149,871
6.500%, 07/01/13	1,941	2,011
6.500%, 06/01/14	68,536	71,009
6.500%, 04/01/17	5,479,808	5,677,803
6.500%, 05/01/28	701,193	724,543
6.500%, 12/01/28	1,399,700	1,446,311
6.500%, 03/01/29	50,622	52,247
6.500%, 04/01/29	302,600	312,312
6.500%, 05/01/29	33,588	34,666
6.500%, 08/01/29	9,645	9,954
6.500%, 05/01/30	402,770	415,696
6.500%, 09/01/31	184,294	189,892
6.500%, 02/01/32	59,435	61,858
6.500%, 06/01/32	530,405	546,082
6.500%, 09/01/33	1,159,192	1,191,896
6.500%, 10/01/33	1,110,134	1,141,454
6.500%, 10/01/34	3,986,775	4,099,254
6.625%, 11/15/10	3,400,000	3,719,072
6.625%, 11/15/30 (a)	2,450,000	3,042,297
7.000%, 04/01/12	65,240	67,842
7.000%, 02/01/14	65,862	68,489
7.000%, 10/01/21	162,810	170,948
7.000%, 06/01/26	3,313	3,472
7.000%, 06/01/28	111,432	116,556
7.000%, 09/01/29	134,686	140,882
7.000%, 10/01/29	106,290	111,180
7.000%, 12/01/29	7,624	7,975
7.000%, 01/01/32	947,124	990,246
7.000%, 04/01/32	178,803	186,953
7.000%, 06/01/32	758,039	792,591
7.250%, 05/15/30	2,675,000	3,559,947
7.500%, 08/01/15	55,127	58,299
7.500%, 09/01/25	38,454	40,723
7.500%, 06/01/26	42,010	44,482
7.500%, 09/01/27	4,466	4,726
7.500%, 11/01/27	2,252	2,383
7.500%, 03/01/28	28,025	29,623
7.500%, 08/01/28	1,307	1,381
7.500%, 07/01/29	104,170	110,252
7.500%, 10/01/29	48,008	50,731
7.500%, 07/01/30	7,213	7,622
8.000%, 10/01/26	2,571	2,775
8.000%, 11/01/29	1,650	1,777
8.000%, 05/01/30	44,123	47,491
8.000%, 11/01/30	37,318	40,167
8.000%, 01/01/31	28,132	30,280
8.000%, 02/01/31	59,180	63,697
Government National Mortgage Association 6.000%, 01/15/29	63,471	65,007
6.000%, 01/15/33	2,062,141	2,111,787
6.500%, 05/15/23	15,969	16,623
6.500%, 02/15/27	276,198	287,071
6.500%, 07/15/28	68,947	71,644

Security Description	Face Amount	Value

Federal Agencies—(Continued)
6.500%, 08/15/28	$100,379	$104,305
6.500%, 11/15/28	74,386	77,295
6.500%, 12/15/28	21,661	22,508
6.500%, 07/15/29	32,610	33,885
6.500%, 06/20/31	239,766	247,271
6.500%, 07/15/32	473,057	491,478
7.000%, 04/15/27	496	521
7.000%, 01/15/28	17,822	18,716
7.000%, 04/15/28	20,536	21,566
7.000%, 05/15/28	51,362	53,936
7.000%, 06/15/28	50,393	52,920
7.000%, 10/15/28	35,094	36,852
7.000%, 06/15/29	28,447	29,869
7.000%, 09/15/29	46,763	49,101
7.000%, 01/15/31	4,698	4,933
7.000%, 03/15/31	67,690	71,064
7.000%, 08/15/31	510,290	535,738
7.000%, 02/15/32	394,987	414,608
7.000%, 07/15/32	294,241	308,857
7.500%, 02/20/28	26,014	27,522
7.500%, 08/15/29	50,462	53,519
7.500%, 04/15/30	30,997	32,871
8.000%, 09/15/16	6,741	7,202
8.000%, 08/15/26	13,450	14,472
8.000%, 09/15/26	24,264	26,108
8.000%, 05/15/27	13,033	14,022
8.000%, 06/15/29	85,641	92,116
9.000%, 11/15/24	77,271	84,558
Tennessee Valley Authority 6.000%, 03/15/13	1,000,000	1,087,296

		472,775,040

Food Products—0.9%
Archer-Daniels-Midland Co. 8.875%, 04/15/11	200,000	238,224
Campbell Soup Co. 5.500%, 03/15/07 (a)	400,000	404,260
Coca-Cola Enterprises, Inc. 6.950%, 11/15/26 (a)	300,000	349,981
ConAgra Foods, Inc. 6.000%, 09/15/06	500,000	506,074
Fred Meyer, Inc. 7.450%, 03/01/08	300,000	316,336
General Mills, Inc. 5.125%, 02/15/07	400,000	402,252
6.000%, 02/15/12	2,000,000	2,115,907
Kellogg Co. 6.600%, 04/01/11	2,700,000	2,925,299
Kraft Foods, Inc. 6.250%, 06/01/12 (a)	900,000	962,624
Pepsi Bottling Group, Inc. 7.000%, 03/01/29	300,000	360,407
Unilever Capital Corp. 7.125%, 11/01/10	300,000	332,087

		8,913,451

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-134

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Health Care Providers & Services—0.6%
Abbott Laboratories 5.625%, 07/01/06	$300,000	$302,860
Anthem, Inc. 6.800%, 08/01/12	400,000	442,720
Baxter International, Inc. 5.250%, 05/01/07 (a)	1,950,000	1,961,893
Johnson & Johnson 6.950%, 09/01/29 (a)	250,000	311,670
Merck & Co., Inc. 5.950%, 12/01/28 (a)	300,000	307,022
Wyeth 5.500%, 02/01/14	3,000,000	3,072,655

		6,398,820

Industrial Conglomerates—0.1%
General Electric Co. 5.000%, 02/01/13	930,000	937,438
Honeywell International, Inc. 7.500%, 03/01/10	300,000	333,491

		1,270,929

Insurance—0.2%
American General Capital II 8.500%, 07/01/30	250,000	335,424
GE Global Insurance Holding Corp. 7.500%, 06/15/10	500,000	541,944
Hartford Financial Services Group, Inc. 6.375%, 11/01/08	105,000	109,545
Hartford Life, Inc. 7.650%, 06/15/27	780,000	962,905

		1,949,818

Investment Brokerage—1.3%
Bear Stearns Co., Inc. 5.700%, 01/15/07	500,000	507,379
5.700%, 11/15/14	900,000	939,747
7.800%, 08/15/07	250,000	264,210
Donaldson Lufkin & Jenrette 6.500%, 06/01/08	300,000	313,010
JPMorgan Chase & Co. 5.250%, 05/30/07 (a)	500,000	505,497
5.350%, 03/01/07	350,000	353,918
6.750%, 02/01/11	250,000	271,068
Lehman Brothers Holdings, Inc. 3.600%, 03/13/09	4,250,000	4,089,473
Merrill Lynch & Co. 6.375%, 10/15/08	250,000	261,896
6.500%, 07/15/18	200,000	222,108
Morgan Stanley 7.250%, 04/01/32	1,150,000	1,380,547
Paine Webber Group, Inc. 6.550%, 04/15/08	340,000	355,326
The Goldman Sachs Group, Inc. 5.700%, 09/01/12	1,000,000	1,038,807
6.125%, 02/15/33 (a)	2,075,000	2,159,828
6.650%, 05/15/09	750,000	796,300

		13,459,114

Security Description	Face Amount	Value

Leisure Equipment & Products—0.0%
Carnival Corp. 6.150%, 04/15/08	$500,000	$516,780

Machinery—0.1%
Deere & Co. 6.950%, 04/25/14 (a)	850,000	968,895
7.850%, 05/15/10 (a)	300,000	337,612

		1,306,507

Media—1.3%
AOL Time Warner, Inc. 6.150%, 05/01/07 (a)	4,650,000	4,749,204
7.625%, 04/15/31	300,000	351,639
Belo Corp. 8.000%, 11/01/08	500,000	536,054
Clear Channel Communications, Inc. 6.000%, 11/01/06	600,000	607,596
Comcast Cable Communications 8.375%, 05/01/07 (a)	250,000	263,719
Comcast Corp. 5.300%, 01/15/14	1,445,000	1,440,289
5.650%, 06/15/35	1,500,000	1,399,027
Cox Communications, Inc. 7.750%, 11/01/10	250,000	276,360
News America, Inc. 6.550%, 03/15/33 (a)	1,950,000	2,027,405
The Walt Disney Co. 6.375%, 03/01/12	200,000	215,632
6.750%, 03/30/06	1,000,000	1,011,236
Time Warner Entertainment Co., L.P. 7.250%, 09/01/08	250,000	264,547
Time Warner, Inc. 9.125%, 01/15/13	418,000	510,516

		13,653,224

Metals & Mining—0.2%
Alcoa, Inc. 5.375%, 01/15/13 (a)	1,000,000	1,022,106
6.000%, 01/15/12 (a)	400,000	423,357
6.500%, 06/01/11	300,000	323,119

		1,768,582

Office Electronics—0.3%
International Business Machines Corp. 4.750%, 11/29/12 (a)	1,000,000	998,262
7.500%, 06/15/13	1,000,000	1,163,149
8.375%, 11/01/19	425,000	556,619

		2,718,030

Oil, Gas & Consumable Fuels—0.8%
Atlantic Richfield Co. 5.900%, 04/15/09	300,000	313,575
Conoco, Inc. 6.950%, 04/15/29 (a)	300,000	365,433
Encana Corp. 4.750%, 10/15/13	2,000,000	1,976,573

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-135

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
Enterprise Products Operations, L.P. 5.000%, 03/01/15	$2,000,000	$1,899,258
Exelon Corp. 5.625%, 06/15/35 (a)	1,500,000	1,376,774
Kinder Morgan Energy Partners, L.P. 6.750%, 03/15/11	750,000	809,083
Occidental Petroleum Corp. 7.375%, 11/15/08	300,000	323,878
Phillips Petroleum Co. 6.375%, 03/30/09	300,000	317,599
Southern California Gas Co. 4.800%, 10/01/12	1,000,000	998,349
Transocean Sedco Forex, Inc. 7.500%, 04/15/31	300,000	377,663

		8,758,185

Paper & Forest Products—0.2%
International Paper Co. 6.875%, 04/15/29 (a)	250,000	266,072
MeadWestvaco Corp. 6.850%, 04/01/12	1,000,000	1,091,296
Weyerhaeuser Co. 7.375%, 03/15/32	500,000	565,600

		1,922,968

Personal Products—0.3%
Procter & Gamble Co. 4.950%, 08/15/14	2,000,000	2,020,217
6.450%, 01/15/26	200,000	227,957
6.875%, 09/15/09	850,000	921,684

		3,169,858

Real Estate—0.6%
EOP Operating, L.P. 4.750%, 03/15/14	4,050,000	3,897,553
5.875%, 01/15/13	1,500,000	1,562,679
8.375%, 03/15/06	1,000,000	1,017,324

		6,477,556

Road & Rail—0.0%
CSX Corp. 6.750%, 03/15/11	200,000	216,099

Specialty Retail—0.5%
Kroger Co. 5.500%, 02/01/13	950,000	949,472
Lowe’s Cos., Inc. 6.875%, 02/15/28	1,000,000	1,187,959
Safeway, Inc. 6.150%, 03/01/06	750,000	752,921
Wal-Mart Stores, Inc. 4.550%, 05/01/13 (a)	2,075,000	2,041,247
6.875%, 08/10/09	500,000	538,627

		5,470,226

Security Description	Face Amount	Value

Trading Companies & Distributors—0.0%
FedEx Corp. 6.875%, 02/15/06	$100,000	$100,866

Transportation Infrastructure—0.3%
Burlington Northern Santa Fe Corp. 5.900%, 07/01/12 (a)	1,000,000	1,055,744
CSX Corp. 7.450%, 05/01/07	300,000	312,280
7.900%, 05/01/17	500,000	603,782
Norfolk Southern Corp. 5.590%, 05/17/25	144,000	143,566
6.200%, 04/15/09 (a)	350,000	365,976
7.250%, 02/15/31	156,000	190,266

		2,671,614

U.S. Treasury—24.9%
United States Treasury Bonds 5.250%, 11/15/28 (a)	2,700,000	2,943,054
5.375%, 02/15/31 (a)	2,225,000	2,494,091
5.500%, 08/15/28 (a)	2,420,000	2,720,855
6.125%, 11/15/27 (a)	3,950,000	4,768,637
6.250%, 08/15/23 (a)	7,750,000	9,270,937
6.500%, 11/15/26 (a)	1,000,000	1,250,990
7.125%, 02/15/23 (a)	3,030,000	3,932,940
7.250%, 08/15/22	2,000,000	2,614,160
7.625%, 11/15/22 (a)	5,600,000	7,583,744
7.875%, 02/15/21 (a)	2,650,000	3,605,696
8.125%, 08/15/19 (a)	1,895,000	2,588,002
8.500%, 02/15/20 (a)	1,400,000	1,977,472
8.875%, 02/15/19 (a)	10,215,000	14,637,483
9.125%, 05/15/18 (a)	1,600,000	2,308,880
9.250%, 02/15/16 (a)	1,375,000	1,923,982
United States Treasury Notes 2.500%, 10/31/06 (a)	16,000,000	15,727,360
2.625%, 11/15/06 (a)	7,700,000	7,573,874
3.125%, 01/31/07 (a)	7,500,000	7,400,175
3.125%, 05/15/07 (a)	16,680,000	16,405,781
3.250%, 08/15/08 (a)	3,000,000	2,924,580
3.375%, 02/28/07 (a)	7,000,000	6,923,350
3.375%, 02/15/08 (a)	15,700,000	15,417,556
3.375%, 11/15/08 (a)	15,820,000	15,442,424
3.375%, 10/15/09 (a)	5,000,000	4,846,700
3.500%, 11/15/09 (a)	4,000,000	3,892,240
3.500%, 12/15/09 (a)	4,000,000	3,891,240
3.625%, 06/30/07 (a)	6,000,000	5,943,000
3.625%, 07/15/09 (a)	4,420,000	4,331,733
3.625%, 01/15/10 (a)	4,000,000	3,908,000
3.875%, 05/15/09 (a)	4,000,000	3,956,248
4.000%, 04/15/10 (a)	6,000,000	5,946,120
4.000%, 11/15/12 (a)	7,250,000	7,131,905
4.250%, 08/15/13 (a)	14,380,000	14,330,676
4.250%, 11/15/13 (a)	1,600,000	1,593,008
4.250%, 08/15/14 (a)	4,230,000	4,203,562
4.250%, 11/15/14 (a)	2,000,000	1,985,780
4.250%, 08/15/15 (a)	3,000,000	2,981,250

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-136

Metropolitan Series Fund, Inc.

Lehman Brothers Aggregate Bond Index Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

U.S. Treasury—(Continued)
4.375%, 08/15/12	$5,000,000	$5,030,150
4.750%, 05/15/14 (a)	3,000,000	3,090,480
4.875%, 02/15/12 (a)	4,500,000	4,651,830
5.000%, 08/15/11 (a)	3,500,000	3,637,270
5.625%, 05/15/08 (a)	5,580,000	5,777,755
5.750%, 08/15/10 (a)	7,120,000	7,593,644
6.250%, 02/15/07 (a)	6,650,000	6,838,793
6.500%, 02/15/10 (a)	1,710,000	1,864,139

		259,861,546

Wireless Telecommunication Services—0.1%
AT&T Wireless Services, Inc. 8.750%, 03/01/31	300,000	403,700
Motorola, Inc. 6.500%, 11/15/28 (a)	900,000	977,781

		1,381,481

Yankee—5.1%
Apache Finance Canada Corp. 7.750%, 12/15/29	300,000	397,800
Asian Development Bank 4.875%, 02/05/07	4,650,000	4,685,094
BP Canada Finance Co. 3.375%, 10/31/07	500,000	489,396
British Telecommunications, Plc. 8.875%, 12/15/30 (b)	1,000,000	1,358,780
Burlington Resources Finance Co. 5.700%, 03/01/07	600,000	609,236
Conoco Funding Co. 6.350%, 10/15/11 (a)	500,000	542,983
Deutsche Telekom International Finance 8.750%, 06/15/30 (b)	1,000,000	1,291,019
Government of Canada 6.750%, 08/28/06	1,500,000	1,534,749
HSBC Holdings, Plc. 5.250%, 12/12/12	5,050,000	5,147,171
7.500%, 07/15/09	2,200,000	2,406,368
Hydro-Quebec 7.500%, 04/01/16	1,350,000	1,629,520
8.400%, 01/15/22	1,000,000	1,364,081
Intermediate American Development Bank 5.375%, 11/18/08	700,000	720,831
6.800%, 10/15/25	500,000	598,121
7.000%, 06/15/25	200,000	249,896
8.875%, 06/01/09	400,000	460,899
International Bank for Reconstruction & Development
4.375%, 09/28/06	1,000,000	1,001,322
8.875%, 03/01/26	535,000	783,972
Korea Development Bank 5.750%, 09/10/13 (a)	2,000,000	2,086,760
National Australia Bank, Ltd. 6.600%, 12/10/07	350,000	364,166
Norsk Hydro A/S 6.700%, 01/15/18	300,000	342,575
6.800%, 01/15/28	1,350,000	1,590,206
Province of Nova Scotia 9.250%, 03/01/20	250,000	354,188
Province of Ontario 5.125%, 07/17/12 (a)	2,000,000	2,065,039
5.500%, 10/01/08 (a)	300,000	308,704

Security Description	Face Amount	Value

Yankee—(Continued)
Province of Quebec 4.875%, 05/05/14	$1,925,000	$1,940,662
7.500%, 07/15/23	350,000	448,149
Republic of Italy 4.500%, 01/21/15	2,975,000	2,906,729
5.250%, 04/05/06	500,000	502,455
5.625%, 06/15/12	3,650,000	3,876,081
6.000%, 05/29/08	300,000	311,082
Republic of Korea 8.875%, 04/15/08 (a)	200,000	221,094
Telefonica Europe BV 8.250%, 09/15/30	1,000,000	1,329,914
Tyco International Group S.A. 6.875%, 01/15/29	1,275,000	1,460,388
United Mexican States 8.000%, 09/24/22 (a)	2,200,000	2,678,500
8.375%, 01/14/11	250,000	288,125
9.875%, 01/15/07	3,100,000	3,315,450
9.875%, 02/01/10 (a)	500,000	595,000
Vodafone Airtouch, Plc. 7.750%, 02/15/10	1,150,000	1,281,710

		53,538,215

Total Fixed Income (Identified Cost $1,026,519,390)		1,028,001,517

Short Term Investments—2.2%

Discount Notes—2.2%
Federal Home Loan Bank 3.550%, 10/14/05	23,700,000	23,669,618

Total Short Term Investments (Identified Cost $23,669,618)		23,669,618

Total Investments—100.7% (Identified Cost $1,050,189,008) (c)		1,051,671,135
Liabilities in excess of other assets		(7,675,237)

Total Net Assets—100%		$1,043,995,898

(a)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $258797847 and the collateral received consisted of cash in the amount of $238640665 and securities with a market value of $26086273.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2005.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $1,050,189,008 and the composition of unrealized appreciation and depreciation of investment securities was $10690703 and $14427265, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was 0, which is 0 of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-137

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—90.0%

Security Description	Face Amount	Value

Aerospace & Defense—0.5%
Alliant Techsystems, Inc. 8.500%, 05/15/11	$200,000	$210,500
DRS Technologies, Inc. 6.875%, 11/01/13	225,000	217,125
Goodrich Corp. 7.500%, 04/15/08	525,000	554,963
L-3 Communications Holdings, Inc. 7.625%, 06/15/12	375,000	393,750
Moog, Inc. 6.250%, 01/15/15	225,000	226,125
Sequa Corp. 9.000%, 08/01/09	525,000	556,500

		2,158,963

Airlines—0.0%
Continental Airlines, Inc. 6.541%, 09/15/08	52,518	49,485
7.250%, 11/01/05	100,000	99,698

		149,183

Asset Backed—2.5%
Airplane Pass Through Trust 10.875%, 03/15/19 (a) (b)	246,925	0
Ameriquest Mortgage Securities, Inc. 5.030%, 11/25/34 (c)	590,000	601,475
Amortizing Residential Collateral Trust 5.030%, 08/25/32 (c)	850,000	855,606
Argent NIM Trust (144A) 4.700%, 07/25/34	113,758	113,543
Asset Backed Securities Corp. 5.668%, 04/15/33 (c)	500,000	504,931
Bear Stearns Asset Backed Securities (144A) 5.250%, 08/25/34	195,865	194,845
Countrywide Asset Backed Certificates 5.080%, 06/25/34 (c)	800,000	812,321
Countrywide Asset Backed Certificates (144A) 5.500%, 10/25/35	190,220	189,454
First Consumers Master Trust 4.078%, 09/15/08 (c)	307,183	305,248
Green Tree Financial Corp. 7.070%, 01/15/29	748,053	778,360
Merrill Lynch Mortgage Investors, Inc. (144A) 5.000%, 09/25/35	627,774	621,845
Metris Master Trust 4.876%, 11/20/09 (c)	840,000	841,752
Mid-State Trust 7.340%, 07/01/35	730,531	769,492
Morgan Stanley ABS Capital I, Inc. (144A) 5.130%, 05/25/34 (c)	2,000,000	1,999,945
Novastar Home Equity Loan Trust 5.455%, 02/25/34 (c)	270,000	275,246
6.830%, 10/25/35 (c)	670,000	610,992
Option One Mortgage Loan Trust 7.330%, 05/25/34 (c)	530,000	517,167
Residential Asset Securities Corp. 4.930%, 04/25/32 (c)	145,345	146,103

Security Description	Face Amount	Value

Asset Backed—(Continued)
Sail Net Interest Margin Notes (144A) 4.750%, 01/27/35 (c)	$218,771	$217,671
5.000%, 04/27/34 (c)	149,373	149,216
5.000%, 12/27/34	444,973	444,194
5.500%, 03/27/34	155,383	155,391
6.750%, 11/27/33	9,812	9,794
7.500%, 01/27/35 (c)	178,162	174,432
Varick Structured Asset Fund, Ltd. (144A) 2.511%, 11/01/35	1,000,000	10,000

		11,299,023

Auto Components—0.3%
BREED Technologies, Inc. 9.250%, 04/15/08 (a) (b)	250,000	0
CSK Auto, Inc. 7.000%, 01/15/14	300,000	280,500
Dana Corp. 7.000%, 03/01/29	300,000	228,456
Delphi Corp. 6.500%, 08/15/13 (d)	225,000	150,750
Dura Operating Corp. 8.625%, 04/15/12	97,561	86,829
Key Plastics Holdings, Inc. 10.250%, 03/15/07	250,000	250
Tenneco Automotive, Inc. 8.625%, 11/15/14	150,000	151,125
10.250%, 07/15/13	100,000	111,750
TRW Automotive, Inc. 9.375%, 02/15/13	201,000	218,085

		1,227,745

Automobiles—0.7%
DaimlerChrysler North America Holdings Corp.
4.050%, 06/04/08 (d)	1,425,000	1,391,591
Ford Motor Co. 6.625%, 10/01/28 (d)	125,000	90,312
7.450%, 07/16/31 (d)	1,275,000	994,500
8.900%, 01/15/32	100,000	84,250
General Motors Corp. 8.250%, 07/15/23 (d)	75,000	58,313
8.375%, 07/15/33 (d)	625,000	487,500
United Rentals N.A., Inc. 7.750%, 11/15/13 (d)	97,000	93,605

		3,200,071

Beverages—0.1%
Constellation Brands, Inc. 8.125%, 01/15/12 (d)	275,000	290,469

Building Products—0.3%
Associated Materials, Inc. 0/11.250%, 03/01/14 (e)	450,000	225,000
Collins & Aikman Floorcovering Corp. 10.000%, 01/15/07	250,000	251,650

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-138

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Building Products—(Continued)
KI Holdings, Inc. 0/9.875%, 11/15/14 (e)	$400,000	$273,000
Norcraft Holdings, L.P. 0/9.750%, 09/01/12 (e)	225,000	157,500
Nortek, Inc. 8.500%, 09/01/14	150,000	138,000
Texas Industries, Inc. (144A) 7.250%, 07/15/13	150,000	156,000

		1,201,150

Capital Markets—1.1%
JPMorgan Chase & Co. 6.625%, 03/15/12 (d)	1,600,000	1,738,174
Lehman Brothers Holdings, Inc. 4.500%, 07/26/10 (d)	850,000	838,404
Morgan Stanley 6.600%, 04/01/12 (d)	2,050,000	2,220,917

		4,797,495

Chemicals—1.0%
Applied Extrusion Technologies, Inc. (144A) 12.000%, 03/15/12	22,727	22,500
Borden Chemicals & Plastics, L.P. 9.500%, 05/01/49 (b)	140,000	2,450
Compass Minerals Group, Inc. 10.000%, 08/15/11	275,000	298,375
Equistar Chemicals, L.P. 10.625%, 05/01/11	225,000	245,250
Ethyl Corp. 8.875%, 05/01/10	275,000	288,406
FMC Corp. 7.750%, 07/01/11	25,000	27,250
Huntsman Advanced Materials, LLC 11.000%, 07/15/10	200,000	224,000
Huntsman ICI Chemicals, LLC 10.125%, 07/01/09 (d)	30,000	30,863
Huntsman International Holdings, LLC 9.875%, 03/01/09	375,000	396,094
ISP Chemco, Inc. 10.250%, 07/01/11	500,000	539,375
Lyondell Chemical Co. 9.500%, 12/15/08	100,000	104,750
11.125%, 07/15/12	150,000	167,250
Methanex Corp. 8.750%, 08/15/12	200,000	228,250
Millennium America, Inc. 9.250%, 06/15/08	175,000	188,125
OM Group, Inc. 9.250%, 12/15/11	275,000	279,812
PQ Corp. (144A) 7.500%, 02/15/13	375,000	363,750
Resolution Performance Products, Inc. 9.500%, 04/15/10	125,000	129,062
13.500%, 11/15/10 (d)	200,000	212,500
Rhodia S.A. 7.625%, 06/01/10 (d)	275,000	268,125
8.875%, 06/01/11 (d)	50,000	47,250

Security Description	Face Amount	Value

Chemicals—(Continued)
Westlake Chemical Corp. 8.750%, 07/15/11	$412,000	$443,930

		4,507,367

Collateralized Mortgage Obligations—1.8%
Bank of America Large Loan, Inc. (144A) 4.668%, 11/15/15 (c)	1,250,000	1,258,134
CMO Holdings II, Ltd. (144A) 5.000%, 05/25/34	137,088	136,251
6.500%, 01/25/34	41,704	41,690
Commerce 2001 J2 (144A) 5.447%, 07/16/34	790,249	805,611
Commercial Mortgage Asset Trust 7.350%, 01/17/32	475,000	544,421
Commercial Mortgage Pass-Through Certificate (144A)
4.768%, 11/15/15 (c)	283,558	284,981
First Union National Bank Commercial Mortgage
0.776%, 05/17/32 (c) (f)	11,251,980	316,167
Merit Securities Corp. (144A) 5.338%, 09/28/32 (c)	1,897,436	1,850,317
Structured Asset Mortgage Investments II, Inc. 4.761%, 08/25/35 (c)	2,851,802	2,906,610

		8,144,182

Commercial Banks—1.3%
Bank of America Corp. 7.400%, 01/15/11 (d)	1,950,000	2,177,688
Capital One Bank 5.750%, 09/15/10	1,225,000	1,265,626
Independence Community Bank Corp. 3.500%, 06/20/13 (c)	600,000	577,962
Standard Chartered Bank (144A) 8.000%, 05/30/31	1,335,000	1,739,561

		5,760,837

Commercial Services & Supplies—0.4%
Allied Waste North America, Inc. 7.375%, 04/15/14 (d)	150,000	141,000
7.875%, 04/15/13	75,000	76,500
8.500%, 12/01/08	75,000	78,188
9.250%, 09/01/12	183,000	198,097
Allied Waste North America, Inc. (144A) 7.250%, 03/15/15 (d)	275,000	270,875
Cenveo, Inc. 7.875%, 12/01/13	175,000	168,875
9.625%, 03/15/12 (d)	150,000	160,875
Corrections Corp. of America 6.250%, 03/15/13	150,000	148,500
Iron Mountain, Inc. 6.625%, 01/01/16	250,000	235,000
7.750%, 01/15/15 (d)	125,000	126,875
8.250%, 07/01/11	125,000	126,875
8.625%, 04/01/13	50,000	52,375
Safety-Kleen Services, Inc. 9.250%, 06/01/08 (b)	250,000	975

		1,785,010

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-139

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Communications Equipment—0.2%
Intelsat Bermuda, Ltd. (144A) 8.695%, 01/15/12 (c)	$100,000	$101,750
Lucent Technologies, Inc. 6.450%, 03/15/29 (d)	675,000	590,625
PanAmSat Corp. 9.000%, 08/15/14	65,000	68,575
SBA Communications Corp. 0/9.750%, 12/15/11 (e)	235,000	213,262

		974,212

Computers & Peripherals—0.1%
Seagate Technology HDD Holdings 8.000%, 05/15/09	225,000	236,250

Consumer Finance—0.3%
MBNA Corp. 4.625%, 09/15/08	900,000	899,344
6.250%, 01/17/07	425,000	432,983

		1,332,327

Containers & Packaging—0.6%
Anchor Glass Container Corp. 11.000%, 02/15/13 (d)	250,000	160,000
Berry Plastics Corp. 10.750%, 07/15/12 (d)	325,000	349,375
Graphic Packaging International Corp. 9.500%, 08/15/13 (d)	300,000	282,000
Jefferson Smurfit Corp. 8.250%, 10/01/12	500,000	470,000
Owens-Brockway Glass Container, Inc. 7.750%, 05/15/11	225,000	234,000
8.250%, 05/15/13 (d)	50,000	52,000
Owens-Illinois, Inc. 7.350%, 05/15/08	275,000	280,500
Plastipak Holdings, Inc. 10.750%, 09/01/11 (d)	375,000	408,750
Pliant Corp. 11.125%, 09/01/09 (d)	125,000	107,500
Radnor Holdings Corp. 11.000%, 03/15/10 (d)	275,000	178,750
Stone Container Corp. 9.750%, 02/01/11	75,000	76,125
Tekni-Plex, Inc. (144A) 8.750%, 11/15/13 (d)	250,000	213,750

		2,812,750

Diversified Financial Services—3.7%
Ahold Lease USA, Inc. 7.820%, 01/02/20	46,590	50,550
Alamosa Delaware, Inc. 11.000%, 07/31/10	146,000	164,615
0/12.000%, 07/31/09 (e)	118,000	130,685
BCP Crystal U.S. Holdings Corp. 9.625%, 06/15/14 (d)	227,000	252,538

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Borden Finance Corp. (144A) 9.000%, 07/15/14	$100,000	$101,500
Burlington Resources Finance Co. 5.600%, 12/01/06	1,250,000	1,264,264
CIT Group, Inc. 7.750%, 04/02/12 (d)	1,500,000	1,719,495
Countrywide Funding Corp. 4.000%, 03/22/11 (d)	2,275,000	2,161,218
Devon Financing Corp. 6.875%, 09/30/11 (d)	375,000	412,207
Ford Motor Credit Co. 7.875%, 06/15/10	1,325,000	1,289,371
General Motors Acceptance Corp. 6.750%, 12/01/14 (d)	645,000	561,049
6.875%, 09/15/11	1,325,000	1,205,237
7.250%, 03/02/11 (d)	40,000	37,195
8.000%, 11/01/31	75,000	65,488
HSBC Finance Corp. 5.250%, 04/15/15 (d)	2,075,000	2,084,707
International Lease Finance Corp. 5.000%, 09/15/12	2,250,000	2,220,282
Lombardy Region 5.804%, 10/25/32	875,000	948,714
Novastar Finance, Inc. 4.805%, 06/25/34 (c)	580,000	582,224
Sprint Capital Corp. 8.375%, 03/15/12 (d)	925,000	1,088,575
Zeus Special Subsidiary, Ltd. (144A) 0/9.250%, 02/01/15 (e)	275,000	181,500

		16,521,414

Diversified Telecommunication Services—1.2%
Advanstar Communications, Inc. 10.750%, 08/15/10	200,000	223,500
AT&T Broadband Corp. 8.375%, 03/15/13	1,250,000	1,478,960
MCI, Inc. 8.735%, 05/01/14 (c)	375,000	418,125
Mediacom Broadband, LLC 9.500%, 01/15/13 (d)	50,000	49,625
11.000%, 07/15/13 (d)	175,000	188,563
Qwest Corp. 8.875%, 03/15/12	275,000	300,437
Qwest Services Corp. 13.500%, 12/15/10 (c)	275,000	314,875
14.000%, 12/15/14 (c)	475,000	575,937
Verizon Florida, Inc. 6.125%, 01/15/13 (d)	1,930,000	2,003,929

		5,553,951

Electric Utilities—0.9%
Appalachian Power Co. 5.950%, 05/15/33	1,350,000	1,368,467
Edison Mission Energy 9.875%, 04/15/11	475,000	562,875

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-140

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Electric Utilities—(Continued)
Florida Power & Light Co 5.625%, 04/01/34 (d)	$225,000	$229,381
Mirant Americas Generation, LLC 9.125%, 05/01/31	325,000	419,250
Reliant Resources, Inc. 9.500%, 07/15/13	525,000	580,125
Texas Genco, LLC (144A) 6.875%, 12/15/14	125,000	127,187
Williams Cos., Inc. 7.125%, 09/01/11	50,000	52,375
7.625%, 07/15/19	100,000	108,250
7.875%, 09/01/21	125,000	137,500
8.750%, 03/15/32	325,000	383,500

		3,968,910

Energy Equipment & Services—0.1%
Universal Compression, Inc. 7.250%, 05/15/10 (d)	275,000	284,625

Federal Agencies—34.2%
Federal Home Loan Mortgage Corp. 5.000%, 12/01/99	22,600,000	22,112,699
5.500%, 12/01/99	6,000,000	6,000,000
11.565%, 06/15/21 (c) (f)	160	314
Federal National Mortgage Association 4.000%, (15 Year TBA)	13,000,000	12,504,375
4.500%, (30 Year TBA)	8,100,000	7,720,312
5.000%, (30 Year TBA)	41,875,000	40,985,156
5.500%, (30 Year TBA)	41,000,000	40,974,375
6.000%, (30 Year TBA)	10,000,000	10,165,620
6.500%, 03/01/26	35,754	36,949
6.500%, (30 Year TBA)	10,000,000	10,290,620
7.000%, 05/01/26	7,176	7,521
7.500%, 12/01/29	11,804	12,473
7.500%, 06/01/30	25,504	26,955
7.500%, 08/01/30	9,545	10,086
7.500%, 11/01/30	71,058	75,212
7.500%, 01/01/31	23,625	24,964
7.500%, 02/01/31	11,434	12,102
7.500%, 03/01/31	15,230	16,095
8.000%, 08/01/27	9,871	10,577
8.000%, 01/01/31	341,605	365,238
8.500%, 08/01/19	242,524	263,210
10.400%, 04/25/19	7,883	8,430

		151,623,283

Food & Staples Retailing—0.4%
Rite Aid Corp. 7.500%, 01/15/15	225,000	214,875
8.125%, 05/01/10 (d)	50,000	51,000
Rite Aid Corp. (144A) 6.125%, 12/15/08	100,000	95,000
Safeway, Inc. 7.250%, 02/01/31	1,200,000	1,269,152

		1,630,027

Security Description	Face Amount	Value

Food Products—0.7%
del Monte Corp. 8.625%, 12/15/12	$100,000	$107,500
Dole Foods Co., Inc. 8.750%, 07/15/13 (c)	125,000	133,750
Hines Nurseries, Inc. 10.250%, 10/01/11 (d)	200,000	203,000
Kraft Foods, Inc. 5.625%, 11/01/11 (d)	2,125,000	2,195,588
Pilgrim’s Pride Corp. 9.250%, 11/15/13	150,000	165,000
Pinnacle Foods Holding Corp. 8.250%, 12/01/13	225,000	212,625
Swift & Co. 10.125%, 10/01/09	150,000	161,438

		3,178,901

Foreign Government—9.7%
Federative Republic of Brazil 4.313%, 04/15/12 (c)	4,397,709	4,331,743
8.000%, 01/15/18	2,432,000	2,565,760
8.875%, 10/14/19	225,000	244,350
10.125%, 05/15/27	850,000	1,018,300
11.000%, 08/17/40	725,000	888,850
12.250%, 03/06/30	805,000	1,107,680
Government of Russia 11.000%, 07/24/18	1,025,000	1,567,635
Province of Quebec 4.600%, 05/26/15 (d)	2,075,000	2,041,895
Republic of Argentina 4.005%, 08/03/12	371,875	340,637
5.830%, 12/31/33 (ARS) (c)	470,833	211,703
8.280%, 12/31/33 (c)	817,150	842,890
Republic of Bulgaria 8.250%, 01/15/15	225,000	277,628
Republic of Columbia 8.125%, 05/21/24	300,000	321,750
10.000%, 01/23/12	375,000	451,875
10.375%, 01/28/33	375,000	489,375
10.750%, 01/15/13	150,000	188,475
Republic of Ecuador 9.000%, 08/15/30 (c)	125,000	118,000
12.000%, 11/15/12	530,000	539,805
Republic of Panama 4.688%, 07/17/14 (c)	299,988	296,238
7.250%, 03/15/15	375,000	408,750
9.375%, 01/16/23	450,000	568,125
9.625%, 02/08/11	260,000	310,700
Republic of Peru 5.000%, 03/07/17 (c)	753,000	737,585
9.125%, 02/21/12	650,000	780,000
9.875%, 02/06/15	225,000	287,438
Republic of Philippines 8.375%, 03/12/09	725,000	767,594
8.875%, 03/17/15	225,000	240,188
9.875%, 01/15/19	900,000	1,003,500
10.625%, 03/16/25	950,000	1,109,125

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-141

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Foreign Government—(Continued)
Republic of South Africa 6.500%, 06/02/14	$275,000	$300,438
Republic of Turkey 9.000%, 06/30/11	500,000	575,625
11.000%, 01/14/13	165,000	210,994
11.500%, 01/23/12	550,000	704,000
11.875%, 01/15/30	500,000	733,750
Republic of Venezuela 8.500%, 10/08/14	375,000	416,250
9.250%, 09/15/27	200,000	236,600
10.750%, 09/19/13	1,175,000	1,465,812
Russian Federation 5.000%, 03/31/30 (c)	5,220,000	5,997,780
Ukraine Government International Bond 6.875%, 03/04/11	175,000	184,205
7.650%, 06/11/13	150,000	165,345
United Mexican States 5.875%, 01/15/14	2,375,000	2,455,750
6.375%, 01/16/13	825,000	877,800
6.625%, 03/03/15	2,075,000	2,254,487
7.500%, 04/08/33	675,000	783,000
8.000%, 09/24/22	200,000	243,000
8.300%, 08/15/31	550,000	687,500
9.500%, 12/18/14 (MXN)	3,865,000	379,167
10.000%, 12/05/24 (MXN)	3,687,500	379,112

		43,108,209

Health Care Equipment & Supplies—0.1%
Medical Device Manufacturing, Inc. 10.000%, 07/15/12	225,000	244,125

Health Care Providers & Services—1.4%
Ameripath, Inc. 10.500%, 04/01/13	275,000	286,000
AmeriSource Bergen Corp. 7.250%, 11/15/12	561	649
Davita, Inc. 7.250%, 03/15/15 (d)	125,000	126,719
Extendicare Health Services, Inc. 9.500%, 07/01/10	225,000	239,625
Genesis Healthcare Corp. 8.000%, 10/15/13	275,000	296,313
HCA, Inc. 6.375%, 01/15/15 (d)	275,000	272,072
Humana, Inc. 6.300%, 08/01/18	1,125,000	1,198,372
IASIS Healthcare, LLC 8.750%, 06/15/14	350,000	363,125
Icon Health & Fitness, Inc. 11.250%, 04/01/12 (d)	125,000	99,375
Insight Health Services Corp. (144A) 9.174%, 11/01/11 (c)	150,000	146,250
National Mentor, Inc. (144A) 9.625%, 12/01/12	250,000	261,250

Security Description	Face Amount	Value

Health Care Providers & Services—(Continued)
Psychiatric Solutions, Inc. 10.625%, 06/15/13	$133,000	$151,620
Tenet Healthcare Corp. 6.875%, 11/15/31	125,000	103,750
7.375%, 02/01/13	325,000	307,937
9.875%, 07/01/14	50,000	52,250
Triad Hospitals, Inc. 7.000%, 11/15/13 (d)	350,000	356,125
Vanguard Health Holdings Co. II, LLC 9.000%, 10/01/14	150,000	159,750
Vanguard Health Holdings Co., LLC 0/11.250%, 10/01/15 (d) (e)	200,000	145,000
Warner Chilcott Corp. (144A) 8.750%, 02/01/15	250,000	240,000
Wellpoint Health Networks, Inc. 6.375%, 01/15/12	1,135,000	1,217,989

		6,024,171

Hotels, Restaurants & Leisure—0.9%
Carrols Corp. (144A) 9.000%, 01/15/13 (d)	250,000	253,750
Chumash Casino & Resort Enterprises 9.260%, 07/15/10 (c)	75,000	80,250
Friendly Ice Cream Corp. 8.375%, 06/15/12 (d)	125,000	118,125
Gaylord Entertainment Co. 6.750%, 11/15/14	225,000	217,687
HMH Properties, Inc. 7.875%, 08/01/08	31,000	31,388
Inn of the Mountain Gods Resort 12.000%, 11/15/10	325,000	367,250
Isle of Capri Casinos, Inc. 7.000%, 03/01/14 (d)	325,000	311,594
John Q Hammons Hotels, L.P. 8.875%, 05/15/12	561	624
Las Vegas Sands Corp. 6.375%, 02/15/15 (d)	225,000	217,125
MGM Mirage, Inc. 6.750%, 09/01/12	575,000	584,344
Mohegan Tribal Gaming Authority 6.875%, 02/15/15 (d)	150,000	153,000
7.125%, 08/15/14	125,000	129,375
Park Place Entertainment Corp. 8.125%, 05/15/11 (d)	50,000	55,687
9.375%, 02/15/07	225,000	237,375
Sbarro, Inc. 11.000%, 09/15/09 (d)	275,000	273,625
Six Flags, Inc. 9.625%, 06/01/14	100,000	98,500
9.750%, 04/15/13	100,000	98,500
Station Casinos, Inc. 6.875%, 03/01/16	300,000	304,125
Turning Stone Casino Resort Enterprise (144A) 9.125%, 12/15/10	250,000	260,000

		3,792,324

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-142

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Household Durables—0.1%
Sealy Mattress Co. 8.250%, 06/15/14 (d)	$225,000	$226,125
Simmons Bedding Co. 7.875%, 01/15/14 (d)	175,000	161,000
Tempur-Pedic, Inc. 10.250%, 08/15/10	163,000	177,670
Windmere-Durable Holdings, Inc. 10.000%, 07/31/08 (d)	86,000	80,840

		645,635

Household Products—0.0%
Home Interiors & Gifts, Inc. 10.125%, 06/01/08	265,000	190,800

Independent Power Producers & Energy Traders—0.2%
Duke Energy Co. 4.200%, 10/01/08	1,125,000	1,107,665

Leisure Equipment & Products—0.4%
Argosy Gaming Co. 7.000%, 01/15/14	300,000	332,817
Boyd Gaming Corp. 6.750%, 04/15/14	300,000	301,125
Herbst Gaming, Inc. 8.125%, 06/01/12	225,000	235,125
Penn National Gaming, Inc. 6.750%, 03/01/15 (d)	300,000	294,000
Pinnacle Entertainment, Inc. 8.750%, 10/01/13 (d)	250,000	257,500
Riddell Bell Holdings, Inc. 8.375%, 10/01/12	225,000	221,625
Seneca Gaming Corp. 7.250%, 05/01/12 (d)	225,000	230,625

		1,872,817

Machinery—0.3%
Blount International, Inc. 8.875%, 08/01/12	100,000	106,500
Brand Services, Inc. 12.000%, 10/15/12	125,000	132,500
Case New Holland, Inc. 9.250%, 08/01/11	25,000	26,437
Dresser-Rand Group, Inc. (144A) 7.375%, 11/01/14	44,000	45,650
Hanover Compressor Co. Zero Coupon, 03/31/07	225,000	202,500
NMHG Holding Co. 10.000%, 05/15/09	100,000	107,000
Sensus Metering Systems, Inc. 8.625%, 12/15/13	250,000	230,000
Terex Corp. 7.375%, 01/15/14	147,561	149,037
10.375%, 04/01/11 (d)	225,000	240,750

		1,240,374

Security Description	Face Amount	Value

Media—2.1%
AOL Time Warner, Inc. 7.625%, 04/15/31 (d)	$1,200,000	$1,405,836
Cablevision Systems Corp. 7.890%, 04/01/09 (c) (d)	350,000	358,750
Cadmus Communications Corp. 8.375%, 06/15/14	250,000	258,125
CanWest Media, Inc. 8.000%, 09/15/12 (d)	348,767	370,129
CBD Media Holdings, LLC 9.250%, 07/15/12 (d)	250,000	254,375
CCH I Holdings, LLC (144A) 11.000%, 10/01/15	207,250	202,069
0/12.125%, 01/15/15 (e)	75,000	40,452
Charter Communication Holdings, LLC 10.000%, 04/01/09 (d)	625,000	539,062
10.000%, 05/15/11	70,000	50,750
11.750%, 01/15/10 (d) (e)	200,000	176,000
11.750%, 05/15/11 (e)	275,000	196,625
Cinemark, Inc. 9.750%, 03/15/14 (e)	425,000	297,500
CSC Holdings, Inc. 10.500%, 05/15/16	100,000	107,625
Dex Media West, LLC 0/9.000%, 11/15/13 (e)	375,000	295,312
9.875%, 08/15/13 (d)	244,000	269,315
Dex Media, Inc. 0/9.000%, 11/15/13 (e)	50,000	39,375
DIRECTV Holdings, LLC 8.375%, 03/15/13	146,000	159,322
DIRECTV Holdings, LLC (144A) 6.375%, 06/15/15	450,000	446,625
Emmis Communications Corp. 9.745%, 06/15/12 (c)	125,000	125,938
Houghton Mifflin Co. 0/11.250%, 10/15/13 (d) (e)	150,000	113,250
Insight Midwest, L.P. 10.500%, 11/01/10 (d)	250,000	262,500
Interep National Radio Sales, Inc. 10.000%, 07/01/08 (d)	150,000	120,188
Lodgenet Entertainment Corp. 9.500%, 06/15/13 (d)	250,000	273,750
Loews Cineplex Entertainment Corp. 9.000%, 08/01/14	25,000	24,313
Muzak, LLC 9.875%, 03/15/09	150,000	75,188
10.000%, 02/15/09	100,000	83,500
News America, Inc. 5.300%, 12/15/14 (d)	850,000	848,177
Nextmedia Operating, Inc. 10.750%, 07/01/11	225,000	241,031
R.H. Donnelley, Inc. (144A) 10.875%, 12/15/12	200,000	224,500
Radio One, Inc. 8.875%, 07/01/11	200,000	212,500
Rainbow National Services, LLC (144A) 10.375%, 09/01/14	175,000	197,750

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-143

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Media—(Continued)
Sinclair Broadcast Group, Inc. 8.000%, 03/15/12	$275,000	$281,531
8.750%, 12/15/11	100,000	105,000
Vertis, Inc. 9.750%, 04/01/09	250,000	258,125
Young Broadcasting, Inc. 10.000%, 03/01/11 (d)	250,000	236,250

		9,150,738

Metals & Mining—0.1%
Imco Recycling, Inc. 10.375%, 10/15/10	225,000	248,063
Mueller Holdings, Inc. 0/14.750%, 04/15/14 (e)	375,000	273,750

		521,813

Multi-Utilities—0.6%
Calpine Corp. 7.875%, 04/01/08 (d)	50,000	29,500
Calpine Corp. (144A) 8.500%, 07/15/10 (d)	350,000	250,250
8.750%, 07/15/13 (d)	40,000	28,300
Calpine Generating Co., LLC 12.390%, 04/01/11 (c) (d)	150,000	142,500
Dynegy Holdings, Inc. 7.125%, 05/15/18 (d)	250,000	231,250
7.625%, 10/15/26	575,000	531,875
Dynegy Holdings, Inc. (144A) 9.875%, 07/15/10	50,000	54,500
NRG Energy, Inc. 8.000%, 12/15/13	586,000	624,090
The AES Corp. 7.750%, 03/01/14 (d)	200,000	212,000
8.875%, 02/15/11 (d)	75,000	81,375
9.375%, 09/15/10	200,000	220,500
9.500%, 06/01/09	75,000	81,750

		2,487,890

Mutual Funds—1.7%
Targeted Return Index Securities Trust (144A) 7.597%, 06/15/15	7,219,512	7,354,878

Office Electronics—0.1%
IKON Office Solutions, Inc. (144A) 7.750%, 09/15/15	149,999	148,125
Interface, Inc. 7.300%, 04/01/08	150,000	150,000
Sungard Data Systems, Inc. (144A) 9.125%, 08/15/13	100,000	103,625

		401,750

Oil, Gas & Consumable Fuels—1.5%
Chesapeake Energy Corp. 6.375%, 06/15/15 (d)	425,000	427,125

Security Description	Face Amount	Value

Oil, Gas & Consumable Fuels—(Continued)
El Paso Energy Corp. 7.750%, 01/15/32 (d)	$575,000	$579,312
7.800%, 08/01/31	75,000	75,188
7.875%, 06/15/12 (d)	200,000	207,000
Entergy Gulf Systems, Inc. 6.200%, 07/01/33	750,000	701,578
Exco Resources, Inc. 7.250%, 01/15/11	300,000	310,500
Forest Oil Corp. 8.000%, 12/15/11	325,000	359,125
Kerr-McGee Corp. 7.000%, 11/01/11 (d)	625,000	625,000
Magnum Hunter Resources, Inc. 9.600%, 03/15/12	260,000	282,100
Plains Exploration & Production Co. 7.125%, 06/15/14	250,000	263,125
Pogo Producing Co. (144A) 6.875%, 10/01/17	200,000	202,750
Stone Energy Corp. 8.250%, 12/15/11 (d)	275,000	288,750
Swift Energy Co. 7.625%, 07/15/11	350,000	360,500
Valero Energy Corp. 4.750%, 06/15/13	1,385,000	1,345,979
Vintage Petroleum, Inc. 7.875%, 05/15/11 (d)	125,000	130,625
Whiting Petroleum Corp. 7.250%, 05/01/13	175,000	178,062
Whiting Petroleum Corp. (144A) 7.000%, 04/18/13	200,000	202,750

		6,539,469

Paper & Forest Products—0.2%
Appleton Papers, Inc. 9.750%, 06/15/14	150,000	144,000
Boise Cascade, LLC 7.125%, 10/15/14	300,000	284,250
Bowater, Inc. 6.500%, 06/15/13 (d)	125,000	116,562
Buckeye Technologies, Inc. 8.000%, 10/15/10	75,000	71,250
8.500%, 10/01/13	150,000	152,250
9.250%, 09/15/08	130,000	130,000
Newark Group, Inc. 9.750%, 03/15/14	250,000	222,500

		1,120,812

Personal Products—0.1%
del Laboratories, Inc. 8.000%, 02/01/12	200,000	164,500
General Nutrition Centers, Inc. 8.500%, 12/01/10 (d)	225,000	191,812
Jafra Cosmetics International, Inc. 10.750%, 05/15/11	147,000	163,170

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-144

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Personal Products—(Continued)
Playtex Products, Inc. 9.375%, 06/01/11	$125,000	$130,469

		649,951

Pharmaceuticals—0.5%
Wyeth 5.500%, 03/15/13 (c)	1,975,000	2,025,481

Real Estate—0.9%
Boston Properties, L.P. (REIT) 6.250%, 01/15/13	850,000	900,780
ERP Operating, L.P. 5.250%, 09/15/14	600,000	603,899
Felcor Lodging, L.P. (REIT) 9.000%, 06/01/11 (c) (d)	225,000	244,688
Host Marriot, L.P. (REIT) 6.375%, 03/15/15	350,000	339,500
9.500%, 01/15/07	100,000	104,625
iStar Financial, Inc. (REIT) 5.150%, 03/01/12	1,475,000	1,440,715
Meristar Hospitality Operating Partnership, L.P. (REIT)
9.125%, 01/15/11 (d)	200,000	212,000
10.500%, 06/15/09	75,000	79,500

		3,925,707

Road & Rail—0.3%
Union Pacific Corp. 3.625%, 06/01/10	1,325,000	1,254,843

Semiconductors & Semiconductor Equipment—0.1%
Amkor Technologies, Inc. 7.125%, 03/15/11 (d)	50,000	43,125
7.750%, 05/15/13 (d)	97,000	82,935
9.250%, 02/15/08 (d)	275,000	257,812
10.500%, 05/01/09 (d)	175,000	148,750

		532,622

Specialty Retail—0.4%
Doane Pet Care Co. 9.750%, 05/15/07	250,000	248,750
10.750%, 03/01/10	50,000	54,500
Finlay Fine Jewelry Corp. 8.375%, 06/01/12 (d)	125,000	105,781
Leslie’s Poolmart, Inc. 7.750%, 02/01/13	150,000	151,500
NEBCO Evans Holdings Co. 12.375%, 07/15/07 (a) (b) (c)	350,000	0
Neiman Marcus Group, Inc. (144A) 10.375%, 10/15/15	125,000	124,375
PETCO Animal Supplies, Inc. 10.750%, 11/01/11	125,000	137,500
The Limited, Inc. 6.950%, 03/01/33	1,225,000	1,192,751

		2,015,157

Security Description	Face Amount	Value

Textiles, Apparel & Luxury Goods—0.1%
Levi Strauss & Co. 8.254%, 04/01/12 (c)	$50,000	$49,875
9.750%, 01/15/15 (d)	250,000	255,000
12.250%, 12/15/12	50,000	55,250
Oxford Industries, Inc. 8.875%, 06/01/11	150,000	156,000

		516,125

Trading Companies & Distributors—0.0%
Holt Group, Inc. 9.750%, 01/15/06 (a) (b)	200,000	0

U.S. Treasury—13.6%
United States Treasury Bonds
5.250%, 11/15/28 (d)	2,000,000	2,178,594
5.375%, 02/15/31 (d)	125,000	140,039
5.500%, 08/15/28 (d)	910,000	1,022,471
6.125%, 11/15/27	200,000	241,320
6.125%, 08/15/29 (d)	1,000,000	1,217,461
United States Treasury Notes
3.625%, 01/15/10	4,800,000	4,689,187
3.875%, 05/15/10 (d)	8,000,000	7,884,064
4.000%, 03/15/10	3,500,000	3,468,829
4.000%, 04/15/10 (d)	24,100,000	23,880,642
4.125%, 05/15/15 (d)	5,000,000	4,913,865
4.250%, 11/15/14 (d)	2,330,000	2,313,345
5.000%, 02/15/11 (d)	8,000,000	8,294,688

		60,244,505

Wireless Telecommunication Services—0.9%
American Tower Corp. 7.500%, 05/01/12 (d)	150,000	159,000
American Tower Escrow Corp. Zero Coupon, 08/01/08	80,000	61,600
AT&T Wireless Services, Inc. 8.750%, 03/01/31	1,100,000	1,484,778
Centennial Communications Corp.
8.125%, 02/01/14 (d)	325,000	343,687
10.125%, 06/15/13	250,000	281,250
iPCS, Inc. 11.500%, 05/01/12	225,000	259,875
Nextel Communications, Inc.
6.875%, 10/31/13	250,000	265,363
7.375%, 08/01/15	650,000	695,868
UbiquiTel Operating Co. 9.875%, 03/01/11	225,000	249,750

		3,801,171

Yankee—1.3%
Abitibi Consolidated, Inc. 8.550%, 08/01/10 (d)	175,000	178,062
Bowater Canada Finance Corp. 7.950%, 11/15/11	175,000	176,313
Corporacion Andina de Fomento 6.875%, 03/15/12	1,500,000	1,644,793

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-145

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—(Continued)

Security Description	Face Amount	Value

Yankee—(Continued)
JSG Funding, Plc. 9.625%, 10/01/12	$250,000	$251,250
Kerzner International, Ltd. (144A) 6.750%, 10/01/15	300,000	292,125
Norske Skog Canada, Ltd. 8.625%, 06/15/11 (d)	200,000	201,000
Novelis, Inc. (144A) 7.250%, 02/15/15	275,000	259,875
Petronas Capital, Ltd. (144A) 7.000%, 05/22/12	200,000	223,182
Smurfit Capital 7.500%, 11/20/25	275,000	250,250
Telecom Italia Capital (144A) 4.000%, 01/15/10	1,400,000	1,344,301
The Jean Coutu Group, Inc. 8.500%, 08/01/14 (d)	350,000	348,250
United Utilities, Plc. 4.550%, 06/19/18	815,000	742,868
Yell Finance BV 0/13.500%, 08/01/11 (e)	49,000	49,735

		5,962,004

Total Fixed Income (Identified Cost $400,172,031)		399,369,181

Common Stock—0.4%
Security Description	Shares	Value

Chemicals—0.0%
Applied Extrusion Technologies, Inc. (Class B) (g)	2,164	27,050

Commercial Services & Supplies—0.0%
Continental AFA Dispensing Co. (h)	8,621	47,416

Diversified Telecommunication Services—0.2%
NTL, Inc. (g)	7,093	473,812
Telewest Global, Inc. (d) (g)	9,846	225,966

		699,778

Media—0.1%
Liberty Global, Inc. (Series A) (g)	7,929	214,717
Liberty Global, Inc. (Series C) (g)	7,929	204,172

		418,889

Wireless Telecommunication Services—0.1%
American Tower Corp. (Class A) (g)	16,602	414,220

Total Common Stock (Identified Cost $1,276,388)		1,607,353

Preferred Stock—0.1%
Security Description	Shares	Value

Diversified Financial Services—0.0%
TCR Holdings (Class B) (g)	840	$1
TCR Holdings (Class C) (a) (g)	462	0
TCR Holdings (Class D) (g)	1,219	1
TCR Holdings (Class E) (g)	2,521	3

		5

Wireless Telecommunication Services—0.1%
Alamosa Holdings, Inc.	374	476,990

Total Preferred Stock (Identified Cost $110,256)		476,995

Escrow Shares—0.0%

Food Products—0.0%
Vlasic Foods, Inc. (Escrow Receipt) (h) (i)	105,922	3,834

Total Escrow Shares (Identified Cost $0)		3,834

Units—0.0%

Thrifts & Mortgage Finance—0.0%
ContiFinancial Corp. (Liquidating Unit Trust) (h)	229,692	287

Total Units (Identified Cost $0)		287

Warrants—0.0%

Communications Equipment—0.0%
American Tower Escrow Corp. (144A)	80	28,174

Wireless Telecommunication Services—0.0%
Leap Wireless International, Inc. (144A) (a) (g)	125	0

Yankee—0.0%
Republic of Venezuela (g) (j)	3,750	112,500

Total Warrants (Identified Cost $45,510)		140,674

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-146

Metropolitan Series Fund, Inc.

Salomon Brothers Strategic Bond Opportunities Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Short Term Investments—43.0%

Security Description	Face Amount	Value

Commercial Paper—14.5%
Concord Capital Co. 3.700%, 10/12/05	$11,700,000	$11,686,772
Curzon Funding, LLC 3.700%, 10/13/05	11,700,000	11,685,570
DaimlerChrysler North America Holdings Corp.
3.840%, 10/13/05	5,875,000	5,867,480
Four Winds Funding Corp. 3.770%, 10/13/05	5,529,000	5,522,052
Hannover Funding Co. 3.720%, 10/13/05	6,214,000	6,206,295
Mica Funding, LLC 3.700%, 10/13/05	11,700,000	11,685,570
Victory Receivable Corp. 3.710%, 10/12/05	11,700,000	11,686,737

		64,340,476

Repurchase Agreement—28.5%
Greenwich Funding Repurchase Agreement dated 09/30/05 at 3.800% to be repurchased at $126,619,083 on 10/03/05, collateralized by $130,305,000 Federal Home Loan Bank 3.375% due 02/23/07 with a value of $129,164,831. 3.800%, 10/03/05	126,579,000	126,579,000

Total Short Term Investments (Identified Cost $190,919,476)		190,919,476

Total Investments—133.5% (Identified Cost $592,523,661) (k)		592,517,800
Liabilities in excess of other assets		(148,505,728)

Total Net Assets—100%		$444,012,072

(a)	Zero Valued Security.
(b)	Non-Income Producing; Defaulted Bond.
(c)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2005.
(d)	A portion or all of the security was held on loan. As of September 30, 2005, the market value of securities loaned was $62,530,822 and the collateral received consisted of cash in the amount of $63,959,616.
(e)	Step Bond: Coupon rate is set for an initial period and then increased to a higher coupon rate at a specified date.
(f)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(g)	Non-Income Producing.
(h)	Non-Income Producing; issuer filed under Chapter 11 of the Federal Bankruptcy Code.
(i)	Escrow Receipt is a certificate that guarantees that the securities underlying an option contract are on deposit and will be delivered in the event that the option is exercised.
(j)	Security was valued in good faith under procedures established by the Board of Directors.
(k)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $592,523,661 and the composition of unrealized appreciation and depreciation of investment securities was $7,832,370 and $7,838,231, respectively.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $24,966,194, which is 5.62% of total net assets.
(REIT)—	A Real Estate Investment Trust is a pooled investment vehicle that invests primarily in income-producing real estate or real estate related loans or interest.
(ARS)—	Argentine Peso
(MXN)—	Mexican Peso

Futures Contracts
Futures Contracts Short	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/2005	Unrealized Appreciation
U.S. Treasury Notes 2 Year Futures	12/30/2005	(107)	$(22,030,297)	$(22,160,316)	$130,019
U.S. Treasury Notes 5 Year Futures	12/20/2005	(77)	(8,228,172)	(8,326,550)	98,378
U.S. Treasury Notes 10 Year Futures	12/20/2005	(34)	(3,737,344)	(3,760,068)	22,724

Net Unrealized Appreciation					$251,121

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-147

Metropolitan Series Fund, Inc.

Salomon Brothers U.S. Government Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Fixed Income—88.0%

Security Description	Face Amount	Value

Federal Agencies—81.9%
Federal Home Loan Bank 5.800%, 09/02/08	$1,000,000	$1,034,343
Federal Home Loan Mortgage Corp. 4.500%, 04/15/32	182,747	167,448
5.000%, (30 Year TBA)	87,000,000	85,124,106
5.500%, 01/15/23 (a)	8,366,037	365,055
5.500%, (30 Year TBA)	50,000,000	50,000,000
6.000%, 10/01/10	456	469
6.000%, 10/01/28	130,416	132,879
6.000%, 11/01/28	151,937	154,906
6.000%, (30 Year TBA)	27,900,000	28,379,545
6.500%, 08/01/13	33,235	34,421
6.500%, 03/01/26	4,054	4,185
6.500%, 07/01/26	54,840	56,625
7.000%, 07/01/11	14,620	15,265
7.500%, 05/01/07	3,599	3,700
8.000%, 12/01/19	16,655	17,771
8.000%, 07/01/20	57,759	61,501
8.250%, 04/01/17	2,465	2,648
9.000%, 10/01/17	13,896	14,552
11.750%, 01/01/12	490	491
Federal National Mortgage Association 3.670%, 02/17/09 (b)	2,000,000	1,992,460
4.515%, 01/25/43 (b)	2,032,867	2,064,238
5.000%, (30 Year TBA)	153,325,000	150,066,844
5.500%, 04/01/35	4,872,036	4,871,427
5.500%, (15 Year TBA)	10,200,000	10,143,750
5.500%, (30 Year TBA)	108,000,000	107,932,500
6.000%, (15 Year TBA)	5,000,000	5,140,625
6.000%, (30 Year TBA)	57,000,000	57,944,034
6.500%, 06/01/08	11,653	12,065
6.500%, 12/01/10	5,290	5,472
6.500%, 04/01/13	96,233	99,705
6.500%, 07/01/13	56,304	58,335
6.500%, 06/01/17	731,442	756,627
6.500%, 03/01/26	12,415	12,830
6.500%, 04/01/29	349,179	360,385
6.500%, (30 Year TBA)	32,000,000	32,929,984
6.527%, 05/25/30 (b)	778,550	808,474
7.000%, 12/01/14	51,866	54,224
7.000%, 07/01/15	8,946	9,303
7.000%, 11/01/23	12,722	13,348
7.000%, 02/01/28	33,099	34,638
7.000%, 10/01/28	149,960	156,855
7.000%, 11/01/28	17,988	18,815
7.000%, 02/01/29	54,228	56,841
7.000%, 01/01/30	23,951	25,079
7.000%, 01/01/34	1,543,158	1,627,471
7.500%, 11/01/30	53,293	56,409
7.500%, 01/01/31	25,142	26,612
8.000%, 05/01/28	15,059	16,131
8.000%, 07/01/30	1,859	1,987
8.000%, 08/01/30	36,934	39,488
8.000%, 10/01/30	24,523	26,219
8.000%, 02/01/31	716,976	767,139
8.000%, 08/01/31	5,111	5,464

Security Description	Face Amount	Value

Federal Agencies—(Continued)
8.000%, 07/01/32	$2,996	$3,203
11.500%, 09/01/19	1,339	1,473
12.000%, 10/01/15	62,118	71,166
12.000%, 01/15/16	4,255	4,820
12.500%, 09/20/15	5,336	5,927
12.500%, 01/15/16	43,195	47,984
68.325%, 12/28/28 (b)	44	44
Government National Mortgage Association 6.500%, 08/15/34	1,078,814	1,122,491
7.500%, 01/15/29	26,753	28,378
7.500%, 09/15/29	27,260	28,961
7.500%, 02/15/30	28,323	30,035
7.500%, 04/15/30	31,696	33,612
7.500%, 05/15/30	14,189	15,069
7.500%, 09/15/30	33,050	35,048
8.500%, 06/15/25	226,795	249,235
9.000%, 12/15/16	33,183	36,065

		545,419,199

U.S. Treasury—6.1%
United States Treasury Notes 2.875%, 11/30/06	15,000,000	14,784,960
3.375%, 11/15/08	16,500,000	16,106,195
3.375%, 10/15/09	5,000,000	4,845,510
5.750%, 11/15/05	5,000,000	5,013,085

		40,749,750

Total Fixed Income (Identified Cost $591,011,873)		586,168,949

Short Term Investments—91.6%

Commercial Paper—15.2%
Concord Capital Co. 3.700%, 10/12/05	23,100,000	23,073,884
Curzon Funding, LLC 3.700%, 10/13/05	23,100,000	23,071,510
DaimlerChrysler North America Holdings Corp. 3.840%, 10/13/05	11,575,000	11,560,184
Four Winds Funding Corp. 3.770%, 10/13/05	8,586,000	8,575,210
Mica Funding, LLC 3.700%, 10/13/05	23,100,000	23,071,510
Regency Markets, LLC 3.690%, 10/12/05	1,375,000	1,373,450
Victory Receivable Corp. 3.710%, 10/12/05	10,404,000	10,392,206

		101,117,954

Discount Notes—40.8%
Federal Farm Credit Bank 0.010%, 10/11/05	75,000,000	74,926,875
3.250%, 10/04/05	18,000,000	17,995,125
3.480%, 10/07/05	25,000,000	24,985,500
3.520%, 10/13/05	25,000,000	24,970,667

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-148

Metropolitan Series Fund, Inc.

Salomon Brothers U.S. Government Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Short Term Investments—(Continued)

Security Description	Face Amount	Value
Discount Notes—(Continued)
Federal Home Loan Bank 3.590%, 10/12/05	$129,000,000	$128,858,494

		271,736,661

Repurchase Agreement—35.6%
Bear Stearns Repurchase Agreement dated 09/30/05 at 3.750% to be repurchased at $125,039,062 on 10/03/05, collateralized by $196,430,000 Residual Funding Corp. Strip zero coupon due 07/15/20 with a value of $96,957,848; and by $62,650,000 Residual Funding Corp. Strip zero coupon due 10/15/20 with a value of $30,560,670. 3.750%, 10/03/05	125,000,000	125,000,000
Greenwich Funding Repurchase Agreement dated 09/30/05 at 3.800% to be repurchased at $111,967,445 on 10/03/05, collateralized by $28,500,000 Federal Farm Credit Bank 5.000% due 09/22/17 with a value of $29,105,625; by $25,000,000 Federal Home Loan Bank 4.000% due 12/19/11 with a value of $24,937,500; by $41,000,000 Federal Home Loan Bank 3.375% due 02/23/07 with a value of $41,000,000; and by $16,775,000 Federal National Mortgage Association 6.000% due 05/15/11 with a value of $18,368,625. 3.800%, 10/03/05	111,932,000	111,932,000

		236,932,000

Total Short Term Investments (Identified Cost $609,786,615)		609,786,615

Total Investments—179.6% (Identified Cost $1,200,798,488) (c)		1,195,955,564
Liabilities in excess of other assets		(529,604,255)

Total Net Assets—100%		$666,351,309

(a)	Interest Only Certificate. This security receives monthly interest payments but is not entitled to principal payments.
(b)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2005.
(c)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $1,200,798,488 and the composition of unrealized appreciation and depreciation of investment securities was $107,040 and $4,949,964, respectively.
(TBA)—	A contract for the purchase or sale of a Mortgage Backed Security to be delivered at a future date but does not include a specified pool or precise amount to be delivered.

Futures Contracts
Futures Contracts Long	Expiration Date	Number of Contracts	Contract Amount	Valuation as of 09/30/2005	Unrealized Appreciation/ Depreciation
U.S. Treasury Notes 10 Year Futures	12/20/2005	18	$1,994,972	$1,978,594	$(16,378)

Futures Contracts Short
U.S. Treasury Notes 2 Year Futures	12/30/2005	(36)	(7,412,062)	(7,455,807)	43,745
U.S. Treasury Notes 5 Year Futures	12/20/2005	(110)	(11,754,531)	(11,895,071)	140,540

Net Unrealized Appreciation					$167,907

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-149

Metropolitan Series Fund, Inc.

BlackRock Money Market Portfolio

Schedule of Investments as of September 30, 2005 (Unaudited)

Commercial Paper—93.7% of Total Net Assets

Security Description	Face Amount	Value

Asset Backed—27.5%
Restructured Asset Certificates 3.861% 08/21/06	$15,000,000	$15,000,000
Allstate Life Global Funding II (144A) 3.820% 06/27/06	10,000,000	10,000,000
MBNA Credit Card Master Trust 3.560% 10/18/05	35,000,000	34,941,161
Park Granada, LLC 3.890% 11/28/05	36,000,000	35,774,380
Atlantis One Funding Corp. 3.710% 11/16/05	19,565,000	19,472,251
Lexington Parker Capital Corp. 3.510% 10/11/05	14,000,000	13,986,350
Barclays U.S. Funding, LLC 3.750% 11/01/05	35,000,000	34,886,980
Brahms Funding Corp. 3.830%, 10/28/05	16,000,000	15,954,040
3.700%, 10/17/05	20,377,000	20,343,491

		200,358,653

Capital Markets—4.7%
Morgan Stanley Dean Witter Co. 3.760% 10/26/05	34,766,000	34,675,222

Commercial Banks—13.7%
RaboBank USA Financial Corp. 3.880% 10/03/05	21,435,000	21,430,379
U.S. Bank National Association 3.773% 09/29/06	12,000,000	11,997,321
National City Bank 3.840% 07/07/06	6,000,000	5,999,564
Banco Santander 3.770% 10/20/05	21,100,000	21,058,017
Eurohypo AG 3.700% 11/09/05	34,000,000	33,863,717
Bank of America Corp. 3.670% 10/24/05	5,600,000	5,586,869

		99,935,867

Diversified Financial Services—37.6%
General Electric Capital Corp. 3.700% 10/24/05	10,500,000	10,500,353
B.P. Amoco Capital Plc. 3.850% 10/03/05	20,000,000	19,995,722
Lake Funding Corp. 3.770% 12/01/05	28,000,000	27,821,134
Giro Funding U.S. Corp. 3.820%, 12/06/05	29,708,000	29,499,945
3.870%, 12/19/05	6,175,000	6,122,559
Cullinan Financial, Ltd. (144A) 3.835% 09/15/06	25,000,000	24,996,449
CRC Funding, LLC 3.730% 11/03/05	30,000,000	29,897,425
Victory Receivable Corp. 3.750% 10/17/05	29,668,000	29,618,553

Security Description	Face Amount	Value

Diversified Financial Services—(Continued)
Liberty Street Funding Corp. 3.720%, 11/14/05	$8,100,000	$8,063,172
3.720%, 11/15/05	27,614,000	27,485,595
Citigroup Funding, Inc. 3.750% 11/01/05	25,000,000	24,919,271
Greenwich Capital Holdings, Inc. 3.790% 06/23/06 (a)	25,000,000	25,000,000
Citigroup Global Markets Holdings 3.820% 11/28/05 (a)	10,000,000	10,000,000

		273,920,178

Diversified Telecommunication Services—9.0%
SBC Communications Corp. 3.730% 11/07/05	18,000,000	17,930,995
Check Point Charlie, Inc. 3.695% 10/07/05	19,070,000	19,058,256
SBC Communications Corp. 3.710% 11/02/05	17,910,000	17,850,937
Check Point Charlie, Inc. 3.695% 10/05/05	11,000,000	10,995,484

		65,835,672

Total Commercial Paper (Identified Cost $674,725,592)		674,725,592

Federal Agencies—1.2%
Federal Home Loan Bank 3.150% 10/12/05	9,100,000	9,091,241

Certificate of Deposit—6.4%

Diversified Financial Services—6.4%
Credit Suisse First Boston 3.930% 12/21/05 (a)	11,500,000	11,500,773
Washington Mutual, Inc. 3.950% 12/13/05	35,000,001	35,000,000

Total Certificate of Deposit (Identified Cost $46,500,773)		46,500,773

Total Investments—100.1% (Identified Cost $730,317,606) (b)		730,317,606
Liabilities in excess of other assets		(957,589)

Total Net Assets—100%		$729,360,017

(a)	Variable or Floating Rate Security. Rate disclosed is as of September 30, 2005.
(b)	The aggregate cost of investments for federal income tax purposes as of September 30, 2005 was $730,317,606.
(144A)—	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of September 30, 2005, the market value of 144A securities was $34,996,449, which is 4.8% of total net assets.

For information regarding the Fund’s valuation of investments and other significant accounting policies, please refer to the Fund’s most recent Semiannual or Annual Report.

MSF-150

Item 2. Controls and Procedures.

(a) The President and Treasurer of the registrant have concluded, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing date of this report on Form N-Q, that the design and operation of such procedures provide reasonable assurance that information required to be disclosed by the registrant in this report on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There has been no change in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

See attached Exhibits 3(a) and 3(b) as required by Rule 30a-2(a) under the Act.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

METROPOLITAN SERIES FUND, INC.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	11/28/2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Hugh C. McHaffie
Name:	Hugh C. McHaffie
Title:	President
Date:	11/28/2005

By:	/s/ Peter H. Duffy
Name:	Peter H. Duffy
Title:	Treasurer
Date:	11/28/2005

EXHIBIT LIST

Exhibit 3	(a):	Certification of the Principal Executive Officer required by Rule 30a-2(a) under the Act.

Exhibit 3	(b):	Certification of the Principal Financial Officer required by Rule 30a-2(a) under the Act.